UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-0555

                         SANFORD C. BERNSTEIN FUND, INC.

               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein (SM)
       Investment Research and Management


AllianceBernstein Blended Style Funds
AllianceBernstein International Portfolio
AllianceBernstein Tax-Managed International Portfolio

                               International Blend

                                               Annual Report--September 30, 2004

                           Investment Products Offered

      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "Proxy voting policies" link or "Proxy voting records" link on the left side of the page), or go to the Securities and Exchange Commission's, (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

Beginning in February 2005, the Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

November 18, 2004
Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Blended Style Funds International and AllianceBernstein Blended Style Funds Tax-Managed International Portfolios (each a "Portfolio", and collectively, the "Portfolios") for the annual reporting period ended September 30, 2004.

AllianceBernstein Blended Style Funds
International Portfolio Investment
Objective and Policies
The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and Canada. The Portfolio diversifies investments between international growth and international value equity investment styles to create a blended portfolio of approximately 80-100 stocks, targeting a 50/50 split. Alliance will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45%-55%.

AllianceBernstein Blended Style Funds
Tax-Managed International Portfolio
Investment Objective and Policies
The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index and Canada. The Portfolio diversifies investments between international growth and international value equity investment styles to create a blended portfolio of approximately 80-100 stocks, targeting a 50/50 split. Alliance will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45%-55%. The Portfolio seeks to minimize the impact of taxes by considering the tax impact that buy and sell investment decisions will have on its shareholders.

Investment Results
The tables on pages 4-5 show performance for the Portfolios compared to their benchmark, the MSCI EAFE Index, for the six-month period ended September 30, 2004 and since the Portfolios' Class A shares' inception on January 30, 2004. During both the six-month and since inception periods ended September 30, 2004, the Portfolios' Class A shares outperformed the benchmark.

During the since inception period, the value portions of the Portfolios added significant premium while the growth segments lagged the benchmark. Both Portfolios comfortably beat the benchmark during the six-month period ended September 30, 2004 with the value portions of the Portfolios adding significant premium while the growth segments performed in line with the benchmark.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 1

During the six-month period ended September 30, 2004, stock selection drove the Portfolios' premiums, led by a strong showing within the Portfolios' consumer and material holdings. Within materials, the Portfolios' gains came primarily from holdings that were buoyed by higher commodity prices. The Portfolios' consumer holdings were led higher by holdings of select food retailers. Portfolio negatives during the period came primarily from financials. The biggest impact to financial holdings came from positions in UFJ and Sumitomo Mitsui which declined as they became embroiled in Japan's first bank takeover battle. The Portfolios' technology holdings also suffered due to tepid IT-spending growth. Despite good stock selection, the Portfolios' overweighted positions in technology completely offset the gains from stock selection. Similar factors drove performance for the since inception period ended September 30, 2004, with the primary exception of technology which, overall, detracted from the Portfolios' performance.

Market Review and Investment Strategy
Non-U.S. stocks ended the six-month and since inception periods ended September 30, 2004 moderately higher as prices seesawed heavily on a raft of mixed economic and geopolitical news. Oil continued its steady rise during the period, as a confluence of factors--ranging from terrorist attacks on pipelines in petroleum-rich nations to distribution disruptions in hurricane-stricken regions in the Caribbean and southern U.S.--boosted prices to a new record high of $50 a barrel in September 2004, marking a 55% price increase in the first nine months of 2004. Not surprisingly, energy stocks outperformed by a wide margin, rising approximately 14% and 21% over the prior six-month period and since the Portfolios' inception, respectively.

Interest-rate sensitive stocks, including those in the utilities and construction and housing sectors, also outperformed as long-term interest rates fell. The biggest declines were in the technology sector, which suffered from investor disappointment about the tepid pace of recovery in IT spending. Consumer-related sectors, both cyclical and defensive, also declined due to evidence that consumer demand weakened in several regions during the second quarter of 2004.

On a broader level, value stocks outperformed growth stocks during both periods. The Portfolios continue to hold roughly equal exposures to growth and value stocks. We will continue to concentrate on building highly diversified, style-blended, non-U.S. stock investment portfolios that capture the best ideas from our growth and value research specialists.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. The Portfolios are relatively new and have been in existence for only a short period of time. The returns reflected may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes.

Benchmark Disclosure
The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock market performance in 23 countries in Europe, Australasia and the Far East. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk
Substantially all of the Portfolios' assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolios will invest in foreign currency denominated securities, fluctuations in the value of the Portfolios' investments may be magnified by changes in foreign exchange rates. Because the Portfolios allocate between "growth" and "value" stocks, an investment in the Portfolios is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolios had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the Portfolios may be significant over time. While the Portfolios invest principally in common stocks and other equity securities, in order to achieve their investment objectives, they may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases greater than, the risks presented by more traditional investments. AllianceBernstein Blended Style Funds Tax-Managed International Portfolio may employ strategies that take into account the tax impact of buy and sell decisions on the Portfolio's shareholders. While the Portfolio seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Portfolio. These risks are fully discussed in the Portfolios' prospectus.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 3

INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)
                                        ========================================
                                                       Returns
  THE PORTFOLIO VS. ITS BENCHMARK       ========================================
  PERIODS ENDED SEPTEMBER 30, 2004           6 Months     Since Inception*
--------------------------------------------------------------------------------
  AllianceBernstein Blended Style Funds
  International Portfolio
   Class A                                      1.50%             3.84%
--------------------------------------------------------------------------------
   Class B                                      1.08%             3.30%
--------------------------------------------------------------------------------
   Class C                                      1.13%             3.35%
--------------------------------------------------------------------------------
   Class R                                      1.34%            -0.27%
--------------------------------------------------------------------------------
  MSCI EAFE Index                               0.21%             3.16%
--------------------------------------------------------------------------------

*Since inception returns for the Portfolio (except for Class R shares) and the benchmark are from 1/30/04. The since inception return for Class R shares is from 2/17/04.


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
1/30/04* TO 9/30/04

MSCI EAFE Index: $10,316

AllianceBernstein Blended Style Funds International Portfolio Class A: $9,942


          [TABLE BELOW REPRESENT MOUNTAIN CHART IN PRINTED MATERIAL.]


                                    AllianceBernstein
                                      Blended Style
                                   Funds International
                                    Portfolio Class A       MSCI EAFE Index
--------------------------------------------------------------------------------
                     1/30/04*             $9,575                 $10,000
                     2/29/04              $9,706                 $10,233
                     3/31/04              $9,795                 $10,294
                     4/30/04              $9,633                 $10,070
                     5/31/04              $9,669                 $10,101
                     6/30/04              $9,827                 $10,340
                     7/31/04              $9,522                 $10,006
                     8/31/04              $9,643                 $10,052
                     9/30/04              $9,942                 $10,316


* Since inception of the Portfolio's Class A shares on 1/30/04.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Blended Style Funds International Portfolio Class A shares (from 1/30/04* to 9/30/04) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                             ===================================
                                                         Returns
  THE PORTFOLIO VS. ITS BENCHMARK            ===================================
  PERIODS ENDED SEPTEMBER 30, 2004              6 Months     Since Inception*
--------------------------------------------------------------------------------
  AllianceBernstein Blended Style Funds
  Tax-Managed International Portfolio
   Class A                                        1.19%             3.24%
--------------------------------------------------------------------------------
   Class B                                        0.84%             2.79%
--------------------------------------------------------------------------------
   Class C                                        0.80%             2.74%
--------------------------------------------------------------------------------
  MSCI EAFE Index                                 0.21%             3.16%
--------------------------------------------------------------------------------

* Since inception returns for the Portfolio and the benchmark are from 1/30/04.


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
1/30/04* TO 9/30/04


MSCI EAFE Index: $10,316

AllianceBernstein Blended Style Funds Tax-Managed International
Portfolio Class A: $9,884


          [TABLE BELOW REPRESENT MOUNTAIN CHART IN PRINTED MATERIAL.]


                                    AllianceBernstein
                                      Blended Style
                                   Funds Tax-Managed
                                    Portfolio Class A       MSCI EAFE Index
--------------------------------------------------------------------------------
                    1/30/04*              $9,575                 $10,000
                    2/29/04               $9,697                 $10,233
                    3/31/04               $9,769                 $10,294
                    4/30/04               $9,599                 $10,070
                    5/31/04               $9,604                 $10,101
                    6/30/04               $9,760                 $10,340
                    7/31/04               $9,464                 $10,006
                    8/31/04               $9,590                 $10,052
                    9/30/04               $9,884                 $10,316


* Since inception of the Portfolio's Class A shares on 1/30/04.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Blended Style Funds Tax-Managed International Portfolio Class A shares (from 1/30/04* to 9/30/04) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains.


See Historical Performance and Benchmark disclosures on page 3.
(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 5

INTERNATIONAL PORTFOLIO

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns

Class A Shares
Since Inception*                    3.84%                    -0.58%

Class B Shares
Since Inception*                    3.30%                    -0.71%

Class C Shares
Since Inception*                    3.35%                     2.35%

Class R Shares
Since Inception*                   -0.27%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Class A Shares
Since Inception*                                             -0.58%

Class B Shares
Since Inception*                                             -0.71%

Class C Shares
Since Inception*                                              2.35%




* Inception Date: 1/30/04 for Class A, B and C shares; 2/17/04 for Class R shares.
See Historical Performance disclosures on page 3.
(Historical Performance continued on next page)


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

TAX-MANAGED INTERNATIONAL PORTFOLIO

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns

Class A Shares
Since Inception*                    3.24%                    -1.16%

Class B Shares
Since Inception*                    2.79%                    -1.21%

Class C Shares
Since Inception*                    2.74%                     1.74%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Class A Shares
Since Inception*                                             -1.16%

Class B Shares
Since Inception*                                             -1.21%

Class C Shares
Since Inception*                                              1.74%


RETURNS AFTER TAXES ON DISTRIBUTIONS
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Class A Shares
Since Inception*                                             -1.16%

Class B Shares
Since Inception*                                             -1.21%

Class C Shares
Since Inception*                                              1.74%


RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Class A Shares
Since Inception*                                             -0.76%

Class B Shares
Since Inception*                                             -0.79%

Class C Shares
Since Inception*                                              1.13%

* Inception Date: 1/30/04 for Class A, B and C shares.


See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 7

FUND EXPENSES



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning                Ending
AllianceBernstein                        Account Value         Account Value     Expenses Paid
International Portfolio                  April 1, 2004    September 30, 2004    During Period*
----------------------------------------------------------------------------------------------
Class A
Actual                                       $1,000             $1,015.03           $ 8.31
Hypothetical (5% return before expenses)     $1,000             $1,016.75           $ 8.32
----------------------------------------------------------------------------------------------
Class B
Actual                                       $1,000             $1,010.76           $11.81
Hypothetical (5% return before expenses)     $1,000             $1,013.25           $11.83
----------------------------------------------------------------------------------------------
Class C
Actual                                       $1,000             $1,011.29           $11.82
Hypothetical (5% return before expenses)     $1,000             $1,013.25           $11.83
----------------------------------------------------------------------------------------------
Class R
Actual                                       $1,000             $1,013.42           $ 9.16
Hypothetical (5% return before expenses)     $1,000             $1,015.90           $ 9.17
----------------------------------------------------------------------------------------------

* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/
  366 (to reflect the one-half year period).


(Fund Expenses continued on next page)




--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

FUND EXPENSES
(continued from previous page)


                                             Beginning                Ending
AllianceBernstein                        Account Value         Account Value     Expenses Paid
Tax-Managed International Portfolio      April 1, 2004    September 30, 2004    During Period*
----------------------------------------------------------------------------------------------
Class A
Actual                                       $1,000             $1,011.91           $ 8.10
Hypothetical (5% return before expenses)     $1,000             $1,016.95           $ 8.12
---------------------------------------------------------------------------------------------
Class B
Actual                                       $1,000             $1,008.45           $11.55
Hypothetical (5% return before expenses)     $1,000             $1,013.50           $11.58
---------------------------------------------------------------------------------------------
Class C
Actual                                       $1,000             $1,007.96           $11.55
Hypothetical (5% return before expenses)     $1,000             $1,013.50           $11.58
---------------------------------------------------------------------------------------------


                                           Annualized Expense Ratio
                         -------------------------------------------------------
                              Class A      Class B      Class C    Class R
--------------------------------------------------------------------------------
AllianceBernstein
  International Portfolio      1.65%        2.35%        2.35%      1.82%
--------------------------------------------------------------------------------
AllianceBernstein
  Tax-Managed
  International Portfolio      1.61%        2.30%        2.30%       N/A


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 9

INTERNATIONAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2004

PORTFOLIO STATISTICS
Net Assets ($mil): $2,199.4


COUNTRY BREAKDOWN*
 27.7% United Kingdom
 21.7% Japan
 14.6% France                           [DATA AT LEFT REPRESENT PIE CHART]
  7.0% Switzerland
  6.4% Germany
  4.6% Canada
  3.1% Sweden

 14.9% Other



INDUSTRY BREAKDOWN*
   16.8% Banking
   11.1% Health and Personal Care
    8.2% Automobiles
    7.9% Energy Sources
    7.8% Insurance
    5.9% Data Processing                [DATA AT LEFT REPRESENT PIE CHART]
    5.2% Construction and Housing
    4.4% Food and Household Products
    3.6% Leisure and Tourism
    3.5% Telecommunications
    3.3% Metal - Steel

   22.3% Other


* All data is as of September 30, 2004. The Portfolio's country breakdown is expressed as a percentage of total long-term investments; "Other" country weightings represent less than 3% weightings in the following countries:
   Italy, Spain, Netherlands, Ireland, Australia, Singapore, Belgium and Hong Kong. The Portfolio's industry breakdown is expressed as a percentage of total net assets; "Other" industry weightings represent less than 3% weightings in the following industries: metal-nonferrous, financial services, merchandising, electronic components and instruments, electrical and electronics, machinery and engineering, paper and forest products, textiles and apparel, wholesale and international trade, computer/instrumentation, miscellaneous materials, autos and auto parts, chemicals, repurchase agreement and cash and other assets less liabilities.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

TAX-MANAGED INTERNATIONAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2004

PORTFOLIO STATISTICS
Net Assets ($mil): $4,611.9



COUNTRY BREAKDOWN*
 27.5% United Kingdom
 21.3% Japan
 15.4% France
  7.3% Germany              [DATA AT LEFT REPRESENT PIE CHART]
  6.7% Switzerland
  4.1% Canada
  3.5% Spain
  3.1% Italy
  3.0% Sweden

    8.1% Other



INDUSTRY BREAKDOWN*
   17.2% Banking
   10.8% Health and Personal Care
    9.2% Automobiles
    7.4% Energy Sources
    6.7% Insurance
    6.0% Data Processing           [DATA AT LEFT REPRESENT PIE CHART]
    5.7% Construction and Housing
    5.0% Food and Household Products
    4.3% Telecommunications
    4.0% Metal - Steel
    3.5% Leisure and Tourism
    3.0% Metal - Nonferrous

   17.2% Other



* All data is as of September 30, 2004. The Portfolio's country breakdown is expressed as a percentage of total long-term investments; "Other" country weightings represent less than 3% weightings in the following countries:
   Netherlands, Ireland, Singapore, Belgium, Hong Kong and Australia. The Portfolio's industry breakdown is expressed as a percentage of total net assets; "Other" industry weightings represent less than 3% weightings in the following industries: electronic components and instruments, merchandising, electrical and electronics, financial services, machinery and engineering, paper and forest products, textiles and apparel, wholesale and international trade, chemicals, autos and auto parts, computer/instrumentation, recreation, repurchase agreement and cash and other assets less liabilities.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 11

PORTFOLIO OF INVESTMENTS
Tax-Managed International Portfolio
September 30, 2004

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------
              EQUITIES-98.63%

              Australia-0.82%
              Construction & Housing
   2,431,323  Rinker Group, Ltd. ....................      $    15,223,915
              Metal - Steel
   3,590,900  BlueScope Steel, Ltd. .................           22,764,909
                                                           ---------------
              Total Australian Stocks
                (Cost $31,377,561)...................           37,988,824
                                                           ---------------
              Belgium-1.04%
              Food & Household Products
     755,500  Delhaize Group.........................           47,956,751
                                                           ---------------
              Total Belgian Stocks
                (Cost $35,953,392)...................           47,956,751
                                                           ---------------
              Canada-4.02%
              Autos & Auto Parts
     271,003  Magna International, Inc. .............           20,065,253
              Banking
   2,190,610  Bank of Nova Scotia....................           63,973,950
              Insurance
   1,146,400  Manulife Financial Corp. ..............           50,196,056
              Metal - Nonferrous
   1,069,800  Alcan Inc. ............................           51,154,238
                                                           ---------------
              Total Canadian Stocks
                (Cost $128,353,708)..................          185,389,497
                                                           ---------------
              France-15.18%
              Automobiles
     536,500  Renault S.A. ..........................           43,917,763
              Banking
   1,585,000  BNP Paribas S.A. ......................          102,597,428
     165,000  Credit Agricole S.A. ..................            4,512,918
     638,060  Societe Generale.......................           56,618,642
              Energy Sources
     381,618  Total S.A. ............................           77,924,578
              Food & Household Products
     294,866  Groupe Danone..........................           23,230,665
              Health & Personal Care
     419,732  Essilor International S.A. ............           27,015,265
   1,123,910  Sanofi-Synthelabo S.A. ................           81,747,716
              Insurance
   1,406,600  Assurances Generales de France AGF.....           88,343,596
              Machinery & Engineering
     546,896  Schneider Electric S.A. ...............           35,466,560


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value

--------------------------------------------------------------------------------
              Metal - Steel
   5,906,295  Arcelor................................      $   109,505,534
              Telecommunications
     517,200  France Telecom S.A. ...................           12,919,683
              Textiles & Apparel
     542,869  LVMH Moet Hennessy Louis Vuitton S.A...           36,334,449
                                                           ---------------
              Total French Stocks
                (Cost $525,051,004)..................          700,134,797
                                                           ---------------
              Germany-7.18%
              Automobiles
   1,394,900  Continental AG.........................           75,920,307
      43,850  Porsche AG (PFD).......................           28,530,523
     543,187  Volkswagen AG (Stamm)..................           20,928,753
              Banking
   1,890,000  Depfa Bank Plc.........................           25,798,012
              Construction & Housing
     938,854  HeidelbergCement AG....................           43,660,037
              Data Processing
     456,426  SAP AG.................................           70,893,198
              Health & Personal Care
     294,914  Altana AG..............................           17,278,180
              Insurance
     506,700  Hannover Rueckversicherung AG..........           16,437,289
              Machinery & Engineering
     924,600  MAN AG.................................           31,657,427
                                                           ---------------
              Total German Stocks
                (Cost $287,765,699)..................          331,103,726
                                                           ---------------
              Hong Kong-0.86%
              Merchandising
   7,734,000  Esprit Holdings Ltd. ..................           39,564,545
                                                           ---------------
              Total Hong Kong Stocks
                (Cost $32,186,744)...................           39,564,545
                                                           ---------------
              Ireland-1.57%
              Banking
   1,209,125  Allied Irish Banks plc.................           20,132,278
              Construction & Housing
   2,207,825  CRH plc................................           52,363,929
                                                           ---------------
              Total Irish Stocks
                (Cost $61,040,629)...................           72,496,207
                                                           ---------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 13

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Italy-3.04%
              Energy Sources
   6,244,222  ENI S.p.A. ............................      $   140,116,383
                                                           ---------------
              Total Italian Stocks
                (Cost $67,900,461)...................          140,116,383
                                                           ---------------
              Japan-21.07%
              Automobiles
   1,424,000  Bridgestone Corp. .....................           26,454,699
   2,036,500  Denso Corp. ...........................           48,146,242
   1,864,900  Honda Motor Co., Ltd. .................           90,465,658
   8,152,000  Nissan Motor Co., Ltd. ................           88,189,230
              Banking
       3,903  Mitsubishi Tokyo Financial Group, Inc..           32,468,192
      10,000  Sumitomo Mitsui Financial
                 Group, Inc.(a)......................           57,162,631
      11,500  UFJ Holdings, Inc.(a)..................           50,630,355
              Data Processing
   3,287,000  Canon, Inc. ...........................          154,593,946
   2,196,000  Ricoh Co., Ltd. .......................           41,377,168
              Electrical & Electronics
   3,293,000  Hitachi, Ltd. .........................           19,855,108
     723,200  Hoya Corp. ............................           75,815,269
              Electronic Components & Instruments
     182,900  Keyence Corp. .........................           38,488,127
              Energy Sources
   1,400,000  Nippon Mining Holdings, Inc. ..........            7,092,583
              Financial Services
     181,750  Aiful Corp. ...........................           17,880,935
     758,900  Promise Co., Ltd. .....................           49,687,690
              Food & Household Products
     786,000  Nippon Meat Packers, Inc. .............           10,523,403
              Health & Personal Care
   1,199,500  Eisai Co., Ltd. .......................           32,686,606
              Machinery & Engineering
     226,000  Daikin Industries, Ltd. ...............            5,473,895
   1,970,000  Sumitomo Heavy Industries, Ltd.(a).....            5,825,497
              Merchandising
     465,000  Ito-Yokado Co., Ltd. ..................           15,947,321
              Metal - Steel
   1,862,900  JFE Holdings, Inc. ....................           53,137,848
              Recreation
         100  Yamaha Corp. ..........................                1,524
              Wholesale & International Trade
   4,597,000  Mitsubishi Corp. ......................           49,692,546
                                                           ---------------
              Total Japanese Stocks
                (Cost $797,262,865)..................          971,596,473
                                                           ---------------


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Netherlands-2.33%
              Chemicals
     800,433  DSM N.V. ..............................      $    41,821,280
              Insurance
   2,597,796  ING Groep N.V. ........................           65,681,069
                                                           ---------------
              Total Netherlands Stocks
                (Cost $89,908,753)...................          107,502,349
                                                           ---------------
              Singapore-1.38%
              Computer/Instrumentation
   1,365,500  Flextronics International, Ltd.(a).....           18,092,875
              Telecommunications
  32,711,720  Singapore Telecommunications, Ltd. ....           45,494,918
                                                           ---------------
              Total Singapore Stocks
                (Cost $65,094,798)...................           63,587,793
                                                           ---------------
              Spain-3.40%
              Banking
   2,419,178  Banco Bilbao Vizcaya Argentaria S.A....           33,365,394
              Construction & Housing
     829,509  ACS, Actividades de Construccion y
              Servicios S.A.(a)......................           15,131,038
              Energy Sources
   2,368,400  Repsol YPF S.A. .......................           51,990,782
              Telecommunications
   1,816,106  Telefonica S.A.(a).....................           27,247,140
              Textiles & Apparel
   1,180,963  Inditex S.A. ..........................           29,220,773
                                                           ---------------
              Total Spanish Stocks
                (Cost $144,094,299)..................          156,955,127
                                                           ---------------
              Sweden-2.98%
              Electronic Components & Instruments
  22,132,829  Telefonaktiebolaget LM Ericsson(a).....           69,003,087
              Paper & Forest Products
   1,752,000  Svenska Cellulosa AB...................           68,188,274
                                                           ---------------
              Total Swedish Stocks
                (Cost $119,557,746)..................          137,191,361
                                                           ---------------
              Switzerland-6.61%
              Banking
   1,389,000  Credit Suisse Group....................           44,417,873
     987,030  UBS AG.................................           69,635,901


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 15

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Health & Personal Care
     254,300  Alcon, Inc. ...........................      $    20,394,860
     117,039  Nobel Biocare Holding AG...............           18,219,424
   1,675,870  Novartis AG............................           78,314,174
     714,379  Roche Holding AG.......................           74,082,410
                                                           ---------------
              Total Swiss Stocks
                (Cost $294,219,750)..................          305,064,642
                                                           ---------------
              United Kingdom-27.15%
              Banking
   5,843,364  HSBC Holdings plc......................           92,808,000
   2,800,025  Royal Bank of Scotland Group plc.......           80,905,155
   3,459,326  Standard Chartered plc.................           59,409,547
              Construction & Housing
   5,550,000  George Wimpey plc......................           40,487,958
   3,280,000  Persimmon plc..........................           39,262,973
   3,646,800  RMC Group plc..........................           56,063,698
              Data Processing
   1,352,296  Capita Group plc.......................            8,060,749
              Energy Sources
   6,700,000  BP plc.................................           63,943,182
              Financial Services
     688,404  Man Group plc..........................           14,823,484
              Food & Household Products
   2,481,478  Reckitt Benckiser plc..................           60,840,225
  17,041,652  Tesco plc..............................           88,027,615
              Health & Personal Care
   1,515,437  AstraZeneca plc........................           61,874,413
   2,190,000  GlaxoSmithKline plc....................           47,251,012
   4,370,340  Smith & Nephew plc.....................           40,147,355
              Insurance
   6,380,000  Aviva plc..............................           63,345,058
  11,227,608  Legal & General Group plc..............           20,200,705
   2,692,112  Royal & Sun Alliance Insurance
                Group plc............................            3,488,597
              Leisure & Tourism
   1,288,635  Carnival plc...........................           63,555,399
   1,108,773  Enterprise Inns plc....................           11,455,861
   5,421,621  Hilton Group plc.......................           27,172,341
   3,900,000  Whitbread plc..........................           58,207,326
              Merchandising
   3,186,920  GUS plc................................           51,951,719
              Metal - Nonferrous
   2,014,208  BHP Billiton plc.......................           21,246,235
   3,981,530  Xstrata plc............................           65,568,553
              Telecommunications
  46,753,617  Vodafone Group plc.....................          112,133,107
                                                           ---------------
              Total United Kingdom Stocks
                (Cost $1,020,778,199)................        1,252,230,267
                                                           ---------------
              Total Equities (Cost $3,700,545,608)...        4,548,878,742
                                                           ---------------


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
              REPURCHASE AGREEMENT-1.01%
$ 46,562,000  State Street Bank & Trust Co.,
              Repurchase Agreement, dated
              09/30/04, 1.00%, maturing
              10/01/04 for $46,563,293,
              collateral $44,595,000
              principal amount U.S. Treasury
              Note, 4.75%, 05/15/14, value
              $47,493,675............................      $    46,562,000
                                                           ---------------
              Total Repurchase Agreement
                (Cost $46,562,000)........,..........           46,562,000
                                                           ---------------
              Investment Summary
              Total Investments-99.64%
                (Cost $3,747,107,608)(b).............        4,595,440,742
              Cash and Other Assets,
              Less Liabilities-0.36%.................           16,463,092
                                                           ---------------
              Net Assets-100.00%.....................      $ 4,611,903,834
                                                           ===============


LONG STOCK INDEX FUTURES CONTRACTS (see Note 5)                 Unrealized
                                                Contract      Appreciation
Contracts     Description                         Amount    (Depreciation)
--------------------------------------------------------------------------------
       209    DJ Euro Stoxx 50 Index,
              December 2004...............     5,818,552   $      (132,348)

       83     FTSE 100 Index,
              December 2004...............     3,803,566            32,129

       90     Japanese TSE Topix,
              December 2004............... 1,026,621,453          (311,915)

              Total Long Stock Index
              Futures Contracts...........                 $      (412,134)
                                                           ---------------


FOREIGN CURRENCIES (see Note 5)

Quantity      Description                                     Market Value
--------------------------------------------------------------------------------
   3,285,842  Australian Dollar......................      $     2,379,770
   1,299,240  British Pound..........................            2,351,234
   3,966,609  Canadian Dollar........................            3,135,040
   4,094,190  Euro...................................            5,083,961
   3,479,634  Hong Kong Dollar.......................              446,216
  85,900,064  Japanese Yen...........................              779,528
       6,652  New Zealand Dollar.....................                4,498
       7,981  Norwegian Krone........................                1,186
   8,164,206  Singapore Dollar.......................            4,847,383
   4,643,939  Swedish Krona..........................              637,291
     239,757  Swiss Franc............................              192,229
                                                           ---------------
              Total Foreign Currencies...............      $    19,858,336
                                                           ---------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 17

(a) Non-income-producing security.

(b) At September 30, 2004, the cost basis of investment securities for tax purposes was $3,747,286,646. Gross unrealized appreciation of investments was $872,559,805 and gross unrealized depreciation of investments was $24,405,709 resulting in net unrealized appreciation of $848,154,096 (excluding foreign currency transactions and futures contracts).

   Explanation of abbreviations:
   PFD   - Preference Shares
   Stamm - German Ordinary Share

   See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

PORTFOLIO OF INVESTMENTS
International Portfolio
September 30, 2004

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              EQUITIES-96.95%

              Australia-1.52%
              Construction & Housing
   2,043,553  Rinker Group, Ltd. ....................      $    12,795,863
              Insurance
   2,875,000  Promina Group, Ltd. ...................            9,480,488
              Metal - Steel
   1,741,484  BlueScope Steel, Ltd.(a)...............           11,040,331
                                                           ---------------
              Total Australian Stocks
                (Cost $28,273,533)...................           33,316,682
                                                           ---------------
              Belgium-1.13%
              Food & Household Products
     389,800  Delhaize Group(a)......................           24,743,271
                                                           ---------------
              Total Belgian Stocks
                (Cost $18,092,888)...................           24,743,271
                                                           ---------------
              Canada-4.48%
              Autos & Auto Parts
     132,168  Magna International, Inc(a)............            9,785,812
              Banking
   1,043,571  Bank of Nova Scotia(a).................           30,476,150
              Energy Sources
     211,000  Nexen Inc. ............................            8,796,878
              Insurance
     565,700  Manulife Financial Corp.(a)............           24,769,634
              Metal - Nonferrous
     516,800  Alcan Inc. ............................           24,711,638
                                                           ---------------
              Total Canadian Stocks
                (Cost $71,762,025)...................           98,540,112
                                                           ---------------
              France-14.14%
              Automobiles
     261,200  Renault S.A.(a)........................           21,381,771
              Banking
     604,563  BNP Paribas S.A.(a)....................           39,133,507
      98,000  Credit Agricole S.A.(a) ...............            2,680,400
     283,100  Societe Generale(a)....................           25,121,051
              Energy Sources
     245,891  Total S.A.(a)..........................           50,209,771
              Health & Personal Care
     220,634  Essilor International S.A.(a)..........           14,200,695
     623,886  Sanofi-Synthelabo S.A.(a)..............           45,378,416
              Insurance
     697,500  Assurances Generales de France AGF(a)..           43,807,520


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 19

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Machinery & Engineering
     224,423  Schneider Electric S.A.(a) ............      $    14,553,977
              Metal - Steel
   2,153,306  Arcelor(a).............................           39,922,988
              Telecommunications
     245,424  France Telecom S.A.(a) ................            6,130,704
              Textiles & Apparel
     127,934  LVMH Moet Hennessy
                Louis Vuitton S.A.(a)................            8,562,676
                                                           ---------------
              Total French Stocks
                (Cost $235,663,294)..................          311,083,476
                                                           ---------------
              Germany-6.23%
              Automobiles
     603,700  Continental AG(a)......................           32,857,616
      21,289  Porsche AG (PFD).......................           13,851,455
              Banking
     940,000  Depfa Bank plc(a)......................           12,830,757
              Construction & Housing
     451,509  Heidelberg Cement AG(a)................           20,996,768
              Data Processing
     219,063  SAP AG(a)..............................           34,025,399
              Health & Personal Care
     130,097  Altana AG(a)...........................            7,622,017
              Insurance
     121,547  Hannover Rueckversicherung AG(a).......            3,942,971
              Machinery & Engineering
     315,000  MAN AG(a)..............................           10,785,301
                                                           ---------------
              Total German Stocks
                (Cost $117,742,157)..................          136,912,284
                                                           ---------------
              Hong Kong-0.98%
              Merchandising
   4,229,000  Esprit Holdings Ltd. ..................           21,634,143
                                                           ---------------
              Total Hong Kong Stocks
                (Cost $17,452,415)...................           21,634,143
                                                           ---------------
              Ireland-1.82%
              Banking
     690,420  Allied Irish Banks plc.................           11,495,691
              Construction & Housing
   1,201,766  CRH plc................................           28,502,798
                                                           ---------------
              Total Irish Stocks (Cost $33,987,637)..           39,998,489
                                                           ---------------
              Italy-2.57%
              Energy Sources
   2,522,622  ENI S.p.A.(a)..........................           56,606,038
                                                           ---------------
              Total Italian Stocks
                (Cost $40,377,571)...................           56,606,038
                                                           ---------------


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------

              Japan-21.04%
              Automobiles
     719,000  Bridgestone Corp.(a)...................      $    13,357,394
   1,028,500  Denso Corp. ...........................           24,315,448
     862,600  Honda Motor Co., Ltd.(a)...............           41,844,429
   1,971,000  Nissan Motor Co., Ltd.(a)..............           21,322,494
     278,000  Toyota Motor Corp.(a)..................           10,590,240
              Banking
       1,323  Mitsubishi Tokyo Financial
                Group, Inc...........................           11,005,744
       4,933  Sumitomo Mitsui Financial
                Group, Inc.(a)......................            28,198,325
       4,495  UFJ Holdings, Inc.(a)(b) ..............           19,789,865
              Data Processing
   1,427,000  Canon, Inc.(a).........................           67,114,560
     942,000  Ricoh Co., Ltd.(a).....................           17,749,223
              Electrical & Electronics
   1,765,000  Hitachi, Ltd.(a).......................           10,642,049
     334,700  Hoya Corp.(a)..........................           35,087,625
              Electronic Components & Instruments
      25,000  Advantest Corp.(a).....................            1,486,140
      79,100  Keyence Corp.(a).......................           16,645,221
              Energy Sources
     680,000  Nippon Mining Holdings, Inc.(a) .......            3,444,969
              Financial Services
      93,400  Aeon Credit Service Co., Ltd. .........            5,309,867
     163,250  Aiful Corp. ...........................           16,060,868
     420,500  Promise Co., Ltd.(a)...................           27,531,524
              Health & Personal Care
     611,000  Eisai Co., Ltd.(a).....................           16,649,868
              Machinery & Engineering
     216,000  Daikin Industries, Ltd. ...............            5,231,687
     950,000  Sumitomo Heavy Industries, Ltd.(a)(b) .            2,809,250
              Merchandising
     220,000  Ito-Yokado Co., Ltd. ..................            7,544,969
              Metal - Steel
     785,000  JFE Holdings, Inc.(a)..................           22,391,546
              Miscellaneous Materials
     248,800  Nitto Denko Corp. .....................           11,454,635
              Wholesale & International Trade
   2,325,000  Mitsubishi Corp.(a)....................           25,132,732
                                                              ------------
              Total Japanese Stocks
                (Cost $400,052,908)..................          462,710,672
                                                              ------------
              Netherlands-2.45%
              Banking
     475,000  ABN AMRO Holding NV....................           10,813,982
              Chemicals
     168,299  DSM N.V.(a)............................            8,793,340
              Insurance
   1,359,444  ING Groep N.V.(a)......................           34,371,342
                                                              ------------
              Total Netherlands Stocks (Cost $48,504,282)       53,978,664
                                                              ------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 21

                                                                    Market
Shares        Description                                            Value
--------------------------------------------------------------------------------
              Singapore-1.45%
              Computer/Instrumentation
     798,500  Flextronics International, Ltd.(b) ....      $    10,580,125
              Telecommunications
  15,370,650  Singapore Telecommunication, Ltd.(a) ..           21,377,245
                                                              ------------
              Total Singapore Stocks
                (Cost $32,447,811)...................           31,957,370
                                                              ------------
              Spain-2.48%
              Banking
   1,164,959  Banco Bilbao Vizcaya Argentaria
                S.A.(a)..............................          16,067,159
              Energy Sources
   1,091,500  Repsol YPF S.A.(a).....................           23,960,453
              Textiles & Apparel
     587,106  Inditex S.A.(a) .......................           14,526,866
                                                              ------------
              Total Spanish Stocks
                (Cost $51,058,953)...................           54,554,478
                                                              ------------
              Sweden-3.00%
              Electronic Components & Instruments
  10,452,115  Telefonaktiebolaget
                LM Ericsson(a)(b)....................           32,586,354
              Paper & Forest Products
     860,600  Svenska Cellulosa AB(a)................           33,494,765
                                                              ------------
              Total Swedish Stocks
                (Cost $58,336,001)...................           66,081,119
                                                              ------------
              Switzerland-6.83%
              Banking
     666,600  Credit Suisse Group....................           21,316,742
     383,955  UBS AG.................................           27,088,389
              Health & Personal Care
     178,400  Alcon, Inc. ...........................           14,307,680
      72,191  Nobel Biocare Holding AG...............           11,237,950
     804,196  Novartis AG............................           37,580,448
     338,434  Roche Holding AG.......................           35,096,225
              Insurance
      63,448  Swiss Re...............................            3,662,744
                                                              ------------
              Total Swiss Stocks (Cost $144,237,263).          150,290,178
                                                              ------------
              United Kingdom-26.83%
              Banking
   2,826,179  HSBC Holdings plc......................           44,887,161
   1,387,546  Royal Bank of Scotland Group plc.......           40,092,365
   1,682,766  Standard Chartered plc.................           28,899,377
              Construction & Housing
   1,946,800  George Wimpey plc......................           14,202,155


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Shares or
Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

   1,230,000  Persimmon plc..........................      $    14,723,615
   1,448,000  RMC Group plc..........................           22,260,676
              Data Processing
   1,653,528  Capita Group plc.......................            9,856,329
              Energy Sources
   3,180,000  BP plc.................................           30,349,152
              Financial Services
     329,187  Man Group plc..........................            7,088,422
              Food & Household Products
   1,198,490  Reckitt Benckiser plc..................           29,384,262
   8,120,782  Tesco plc(a)...........................           41,947,405
              Health & Personal Care
     468,564  AstraZeneca plc........................           19,131,196
   1,056,400  GlaxoSmithKline plc....................           22,792,680
   2,111,574  Smith & Nephew plc.....................           19,397,601
              Insurance
   3,151,800  Aviva plc..............................           31,293,253
   3,379,068  Legal & General Group plc..............            6,079,617
  10,278,290  Royal & Sun Alliance Insurance.........           13,319,211
              Group plc
              Leisure & Tourism
     632,459  Carnival plc...........................           31,192,839
     733,864  Enterprise Inns plc....................            7,582,295
   2,851,453  Hilton Group plc.......................           14,291,049
   1,759,900  Whitbread plc..........................           26,266,429
              Merchandising
   1,531,581  GUS plc................................           24,967,136
              Metal-Nonferrous
   1,073,053  BHP Billiton plc.......................           11,318,760
   1,770,000  Xstrata plc............................           29,148,679
              Telecommunications
  20,652,488  Vodafone Group plc.....................           49,532,588
                                                             -------------
              Total United Kingdom Stocks
                (Cost $495,386,873)..................          590,004,252
                                                             -------------
              Total Equities (Cost $1,793,375,611)...        2,132,411,228
                                                             -------------
REPURCHASE AGREEMENT-1.50%
$ 32,981,000  State Street Bank & Trust Co.,
              Repurchase Agreement, dated
              09/30/04, 1.00%, maturing
              10/01/04 for $32,981,916,
              collateral $31,590,000
              principal amount U.S Treasury
              Note, 4.75%, 05/15/14, value
              $33,643,350............................           32,981,000
                                                             -------------
              Total Repurchase Agreement
                (Cost $32,981,000)...................           32,981,000
                                                             -------------


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                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 23

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Total Investments Before Security
              Lending Collateral-98.45%
                (Cost $1,826,356,611)................      $ 2,165,392,228
                                                           ---------------
              INVESTMENT OF CASH COLLATERAL
              FOR SECURITIES LOANED+-26.56%
              Repurchase Agreements-22.51%
$ 99,000,000  ABN Amro, Repurchase Agreement,
              dated 09/30/04, 1.76%,
              maturing 10/01/04 for
              $99,004,840, collateral
              101,170,000 principal amount
              U.S. Treasury Note, 1.625%,
              03/31/05, value $101,059,346...........           99,000,000
  99,000,000  Deutsche Bank, Repurchase
              Agreement, dated 09/30/04, 1.76%,
              maturing 10/01/04 for
              $99,004,840, collateral
              72,028,000 principal
              amount U.S. Treasury
              Bond, 3.388% 6.875%,
              07/15/12 to 04/15/29,
              value $100,975,185.....................           99,000,000
  99,000,000  Greenwich Funding, Repurchase
              Agreement, dated 09/30/04,
              1.74%, maturing 10/01/04 for
              $99,004,785, collateral
              99,000,000 principal amount
              U.S. Treasury Bond 7.25%,
              05/15/16, value $100,975,574...........           99,000,000
  99,000,000  Morgan Stanley, Repurchase
              Agreement, dated 09/30/04,
              1.71%, maturing 10/01/04 for
              $99,004,703, collateral
              99,000,000 principal amount
              U.S. Treasury Note, 8.75%,
              05/15/17, value $101,133,635...........           99,000,000
  99,000,000  The Bear Stearns Cos., Inc.,
              Repurchase Agreement, dated
              09/30/04, 1.76%, maturing
              10/01/04 for $99,004,840,
              collateral 99,000,000
              principal amount U.S.
              Treasury Strips, Zero
              coupon, 08/15/19 to
              08/15/29, value $101,643,536...........           99,000,000
                                                           ---------------
              Total Repurchase Agreements
                (Cost $495,000,000)..................          495,000,000
                                                           ---------------


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24 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Time Deposit-4.05%
  89,052,000  Deutsche Bank Grand Cayman,
              1.90%, 10/01/04........................      $    89,052,000
                                                           ---------------
              Total Time Deposit
                (Cost $89,052,000)...................           89,052,000
                                                           ---------------
              Total Investment of Cash Collateral for
                Securities Loaned
               (Cost $584,052,000)...................          584,052,000
                                                           ---------------
              INVESTMENT SUMMARY
              Total Investments-125.01%
                (Cost $2,410,408,611)(c).............        2,749,444,228
              Cash and Other Assets,
              Less Liabilities*-(25.01)%.............         (550,053,425)
                                                           ---------------
              Net Assets-100.00%.....................      $2,199,390,803
                                                           ---------------


LONG STOCK INDEX FUTURES CONTRACTS (see Note 5)

                                                    Contract         Unrealized
Contracts     Description                            Amount         Depreciation
--------------------------------------------------------------------------------
       216    Japanese TSE Topix,
              December 2004...................... 2,447,786,706     $ (602,448)
                                                                    ----------
              Total Long Stock Index
              Futures Contracts..................                   $ (602,448)
                                                                    ----------


FOREIGN CURRENCIES (see Note 5)

Quantity      Description                                     Market Value
--------------------------------------------------------------------------------
     275,246  Australian Dollar......................      $       199,347
   2,925,010  British Pound..........................            5,293,388
     294,871  Canadian Dollar........................              233,054
  21,990,199  Euro...................................           27,306,333
     614,113  Hong Kong Dollar.......................               78,752
 102,466,189  Japanese Yen...........................              929,862
       8,266  New Zealand Dollar.....................                5,590
       1,159  Norwegian Krone........................                  172
   3,387,367  Singapore Dollar.......................            2,011,202
   2,110,552  Swedish Krona..........................              289,632
   2,304,594  Swiss Franc............................            1,847,740
                                                           ---------------
              Total Foreign Currencies...............      $    38,195,072
                                                           ---------------


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 25

+ See Note 1 in the Notes to Financial Statements for securities lending information.
*   Includes investment of cash collateral for securities loaned.
(a) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(b) Non-income-producing security.
(c) At September 30, 2004, the cost basis of investment securities for tax purposes was $2,410,944,336. Gross unrealized appreciation of investments was $366,169,215 and gross unrealized depreciation of investments was $27,669,323 resulting in net unrealized appreciation of $338,499,892 (excluding foreign currency transactions and futures contracts).

    Explanation of abbreviations:
    PFD-Preference Shares


   See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

STATEMENTS OF ASSETS & LIABILITIES
September 30, 2004

                                            Tax-Managed
                                           International    International
                                             Portfolio        Portfolio
                                         ---------------   ---------------
Assets
Investments in securities at value
   (including investments of cash
   collateral for securities loaned
   of: International, $584,052,000)....  $ 4,595,440,742   $ 2,749,444,228(a)
Foreign currency at value(b)(c)........       19,858,336        38,195,072
Cash in bank...........................               47               927
Receivables:
   Interest............................            1,293               916
   Dividends...........................        9,796,819         4,899,141
   Investment securities sold..........           45,613         3,177,656
   Capital shares sold.................        8,319,297         1,170,164
   Foreign withholding tax reclaims....        2,060,512           389,689
   Margin due from broker on futures
  contracts............................           34,000           288,446
                                         ---------------   ---------------
Total assets...........................    4,635,556,659     2,797,566,239
                                         ---------------   ---------------
Liabilities
Payable for collateral on securities lending
   at value (Note 1)...................               -0-      584,052,000
Payables:
   Investment securities purchased.....       14,134,404        10,068,086
   Capital shares redeemed.............        4,846,496         1,727,667
   Management fee (Note 2).............        3,395,726         1,672,074
   Shareholder servicing and
     administration fee (Note 2).......          923,765           440,002
   Transfer Agent fee (Note 2).........           43,015            31,784
   Distribution fee payable............              205             5,097
   Accrued expenses....................          309,214           178,726
                                         ---------------   ---------------
Total liabilities......................       23,652,825       598,175,436
                                         ---------------   ---------------
Net Assets(d)..........................  $ 4,611,903,834   $ 2,199,390,803
                                         ---------------   ---------------
Cost of investments (including cash
   collateral on securities loaned)....  $ 3,747,107,608   $ 2,410,408,611
                                         ---------------   ---------------
Net Assets Consist of:
Capital stock, at par..................  $       225,875   $       116,135
Additional paid-in capital.............    3,662,422,148     2,107,089,906
Undistributed net investment income....       37,233,894        18,510,171
Accumulated net realized gain (loss) on
   investment and foreign currency
   transactions........................       63,573,225      (265,113,734)
Unrealized appreciation of:
   Investments and futures.............      847,921,000       338,433,169
   Foreign currency denominated assets
      and liabilities...................          527,692           355,156
                                         ---------------   ---------------
                                         $ 4,611,903,834   $ 2,199,390,803
                                         ---------------   ---------------



(a) Includes securities on loan with a value of $557,145,558.
(b) Cost: $19,499,978 and $37,848,292 respectively (Note 1).
(c) The amounts of U.S. $1,154,440 and $744,794, respectively, have been segregated as collateral for the financial futures contracts outstanding at September 30, 2004.
(d) See page 28 for share class information on net asset value, offering price and redemption price per share of the Tax-Managed International Portfolio and International Portfolio.
See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 27

                                            Tax-Managed
                                           International    International
                                             Portfolio        Portfolio
                                         ---------------   ---------------
Calculation of Maximum Offering Price
Tax-Managed International Class Shares
Net Assets.............................  $ 4,611,549,718
Shares of capital stock outstanding....      225,857,515
                                         ---------------
Net asset value, offering and redemption
   price per share.....................  $         20.42
                                         ---------------
International Class Shares
Net Assets.............................                    $ 2,190,687,368
Shares of capital stock outstanding....                        115,673,695
                                                           ---------------
Net asset value, offering and redemption
   price per share.....................                    $         18.94
                                                           ---------------
Class A Shares
Net Assets.............................  $       132,620   $     3,123,454
Shares of capital stock outstanding....            6,507           165,203
                                         ---------------   ---------------
Net asset value and redemption price
   per share...........................  $         20.38   $         18.91
Sales charge--4.25% of public offering
   price...............................              .90               .84
                                         ---------------   ---------------
Maximum offering price.................  $         21.28   $         19.75
                                         ---------------   ---------------
Class B Shares
Net Assets.............................  $        55,534   $       909,408
Shares of capital stock outstanding....            2,737            48,337
                                         ---------------   ---------------
Net asset value and offering price
   per share...........................  $         20.29   $         18.81
                                         ---------------   ---------------
Class C Shares
Net Assets.............................  $       165,962   $     4,660,495
Shares of capital stock outstanding....            8,183           247,676
                                         ---------------   ---------------
Net asset value and offering price
   per share...........................  $         20.28   $         18.82
                                         ---------------   ---------------
Class R Shares
Net Assets.............................                    $        10,078
Shares of capital stock outstanding....                             533.77
                                                           ---------------
Net asset value, offering and redemption
   price per share.....................                    $         18.88
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

STATEMENTS OF OPERATIONS
Year Ended September 30, 2004

                                            Tax-Managed
                                           International    International
                                             Portfolio        Portfolio
                                         ---------------   ---------------
Investment Income
Income:
   Interest............................  $     1,416,153   $     1,630,246
   Dividends (net of foreign withholding
     taxes of $11,134,360 and
     $5,511,039, respectively).........       84,150,679        40,112,020
                                         ---------------   ---------------
Total income...........................       85,566,832        41,742,266
                                         ---------------   ---------------
Expenses (Notes 1 and 2):
Management fee.........................       38,811,971        19,439,130
Shareholder servicing and administration
   fee.................................       10,517,391         5,113,991
Custodian and Transfer Agent fees......        2,078,071         1,211,899
Distribution fees--Class A.............              130             3,393
Distribution fees--Class B.............              193             3,488
Distribution fees--Class C.............              634            17,099
Distribution fees--Class R.............               -0-               30
Auditing and tax fees..................          178,992            87,386
Directors' fees and expenses...........           98,474            46,046
Legal fees.............................          223,616           144,043
Registration fees......................          271,956           102,350
Printing fees..........................           73,059            50,603
Miscellaneous..........................          134,763            72,759
                                         ---------------   ---------------
Total expenses.........................       52,389,250        26,292,217
Less: expenses waived and reimbursed
   by the Transfer Agent (Note 2)......          (11,862)           (9,016)
                                         ---------------   ---------------
Net expenses...........................       52,377,388        26,283,201
                                         ---------------   ---------------
Net investment income..................       33,189,444        15,459,065
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions.............      233,767,380       155,481,798
   Futures transactions................          342,378          (377,526)
   Foreign currency transactions.......        5,570,272         3,786,116
                                         ---------------   ---------------
Net realized gain on investment
   and foreign currency transactions...      239,680,030       158,890,388
                                         ---------------   ---------------
Net increase (decrease) in unrealized
   appreciation/(depreciation) of:
   Investments and futures.............      396,888,473       170,542,587
   Foreign currency denominated assets
   and liabilities.....................         (493,402)          (80,628)
                                         ---------------   ---------------
Net increase in unrealized
   appreciation/(depreciation) on
   investments and foreign currency
   denominated assets and liabilities..      396,395,071       170,461,959
                                         ---------------   ---------------
Net realized and unrealized gain on
   investment and foreign currency
   transactions........................      636,075,101       329,352,347
                                         ---------------   ---------------
Net Increase in Net Assets Resulting
   from Operations.....................  $   669,264,545   $   344,811,412
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 29

STATEMENTS OF CHANGES IN NET ASSETS
Tax-Managed International Portfolio

                                                    Tax-Managed
                                              International Portfolio
                                         ---------------------------------
                                            Year Ended       Year Ended
                                            9/30/04(a)         9/30/03
                                         ---------------   ---------------
Increase (Decrease) in Net Assets from
Operations:
Net investment income..................  $    33,189,444   $    46,037,173
Net realized gain (loss) on investment
   and foreign currency transactions...      239,680,030       (13,171,005)
Increase in unrealized appreciation/
   (depreciation) of investments and
   foreign currency denominated assets
   and liabilities.....................      396,395,071       848,706,565
                                         ---------------   ---------------
Net increase in net assets resulting
from operations........................      669,264,545       881,572,733
                                         ---------------   ---------------
Dividends to Shareholders:
Dividends from net investment income
   Tax-Managed International Class
   Shares .............................      (61,238,586)      (35,319,934)
   Class A.............................               -0-               -0-
   Class B.............................               -0-               -0-
   Class C.............................               -0-               -0-
                                         ---------------   ---------------
Total dividends to shareholders........      (61,238,586)      (35,319,934)
                                         ---------------   ---------------
Capital-share transactions (Note 6):
Net proceeds from sales of shares......    1,020,243,092     1,145,967,491
Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends and distributions.........       54,534,862        31,640,286
                                         ---------------   ---------------
Total proceeds from shares sold........    1,074,777,954     1,177,607,777
Cost of shares redeemed................     (632,148,009)     (828,033,279)
                                         ---------------   ---------------
Increase in net assets from capital-share
   transactions........................      442,629,945       349,574,498
                                         ---------------   ---------------
Net increase in net assets.............    1,050,655,904     1,195,827,297
Net Assets:
Beginning of period....................    3,561,247,930     2,365,420,633
                                         ---------------   ---------------
End of period(b).......................  $ 4,611,903,834   $ 3,561,247,930
                                         ===============   ===============

(b) Includes undistributed net investment
    income of:.........................  $    37,233,894   $    59,712,764
                                         ===============   ===============



(a) Tax-Managed International Class A,B, and C shares commenced distribution on January 30, 2004.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
International Portfolio

                                              International Portfolio
                                         ---------------------------------
                                            Year Ended       Year Ended
                                           9/30/04(a)(b)       9/30/03
                                         ---------------   ---------------
Increase (Decrease) in Net Assets from
Operations:
Net investment income..................  $    15,459,065   $    25,674,143
Net realized gain on investment and
   foreign currency transactions.......      158,890,388        17,168,712
Increase in unrealized appreciation/
   (depreciation) of investments and
   foreign currency denominated assets
   and liabilities.....................      170,461,959       442,494,697
                                         ---------------   ---------------
Net increase in net assets resulting
   from operations.....................      344,811,412       485,337,552
                                         ---------------   ---------------
Dividends to Shareholders:
Dividends from net investment income
   International Class Shares..........      (18,338,621)      (16,987,461)
   Class A.............................               -0-               -0-
   Class B.............................               -0-               -0-
   Class C.............................               -0-               -0-
   Class R.............................               -0-               -0-
                                         ---------------   ---------------
Total dividends to shareholders........      (18,338,621)      (16,987,461)
                                         ---------------   ---------------
Capital-share transactions (Note 6):
Net proceeds from sales of shares......      383,372,088       406,675,464
Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends and distributions.........       17,787,574        16,226,135
                                         ---------------   ---------------
Total proceeds from shares sold........      401,159,662       422,901,599
Cost of shares redeemed................     (354,908,912)     (364,033,307)
                                         ---------------   ---------------
Increase in net assets from capital-share
   transactions........................       46,250,750        58,868,292
                                         ---------------   ---------------
Net increase in net assets.............      372,723,541       527,218,383
Net Assets:
Beginning of period....................    1,826,667,262     1,299,448,879
                                         ---------------   ---------------
End of period(c).......................  $ 2,199,390,803   $ 1,826,667,262
                                         ---------------   ---------------

(c) Includes undistributed net investment
    income of:.........................  $    18,510,171   $    17,603,611
                                         ---------------   ---------------



(a) International Class A,B, and C shares commenced distribution on January 30, 2004.

(b) International Class R shares commenced distribution on February 17, 2004.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 31

NOTES TO FINANCIAL STATEMENTS
September 30, 2004

NOTE 1.
Organization and Significant Accounting Policies
The shares of AllianceBernstein Tax-Managed International Portfolio and International Portfolio are offered through the Tax-Managed International Portfolio and International Portfolio (the "Portfolios"), respectively, of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. The Tax-Managed International and International Portfolios commenced distribution of Class A, B and C shares on January 30, 2004 in addition to the existing Tax-Managed International and International Class shares, respectively. Effective February 17, 2004, the International Portfolio commenced offering Class R shares. Collectively, the Class A, B, C and R shares are referred to as the "AllianceBernstein International Retail Class shares". These financial statements include only the Tax-Managed International and International Portfolios. The financial highlights of the Tax-Managed International and International Class shares are presented in a separate financial report. All classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B. Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., Eastern time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amount


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 33
of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year.

The Portfolios invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

C. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend.

D. Futures Contracts
Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

E. Taxes
Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.

F. Repurchase Agreements
Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

G. Distribution of Income and Gains
Dividends from net investment income and distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses
All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Securities Lending
Each of the Portfolios may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 35
agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At September 30, 2004, the International Portfolio had securities on loan with a value of $557,145,558 and had received collateral of $585,247,194, of which $584,052,000 was cash collateral and $1,195,194 was collateral in the form of U.S. Government securities. The Tax-Managed International Portfolio and the International Portfolio earned $466,186 and $1,189,263, respectively, from securities lending transactions for the year ended September 30, 2004. The amount is reflected in the Statements of Operations as a component of interest income.

NOTE 2.
Investment Management and Transactions with Affiliated Persons
A. Management Fee
Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annual rate of up to 1% of the first $1 billion, .90% of the next $3 billion, .875% of the next $2 billion and .85% in excess of $6 billion of the average daily net assets of the Portfolios.

B. Shareholder Servicing; Transfer Agency Agreement
Under the Shareholder Servicing Agreement between the Sanford C. Bernstein Fund, Inc. Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. This agreement applies only to the Tax-Managed International and International Class shares of the Portfolios. Under the agreement, the fee paid by the Tax-Managed International and International Class shares to the Adviser for services under this agreement is .25 of 1% of the average daily net assets of each Portfolio during the month.

Under a Transfer Agency Agreement between the Sanford C. Bernstein Fund, Inc., on behalf of the Retail Classes, and Alliance Global Investor Services, Inc. ("AGIS"), the Retail Classes compensate AGIS, a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. For the year ended September 30, 2004, such compensation amounted to $138 and $2,984 for the Tax-Managed International and International Portfolios, respectively. During the period, AGIS agreed to waive a portion of its fees for such services for the Tax-Managed International Portfolio and the International Portfolio. Such waivers amounted to $11,862 and $9,016, respectively.


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

C. Distribution Arrangements--Tax-Managed International and International Class Shares
Under the Distribution Agreement between the Fund, on behalf of the Tax-Managed International and International Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Tax-Managed International and International Class shares of the Portfolios. This agreement does not apply to the AllianceBernstein International Retail Class shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of the Adviser.

D. Distribution Arrangements--AllianceBernstein Retail Classes
The AllianceBernstein International Retail Class shares of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A shares, 1% of the Class B and Class C shares and .50 of 1% of the Class R shares of the respective average daily net assets attributable to the AllianceBernstein International Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                              Class B          Class C
                                         ---------------   ---------------
Tax-Managed International..............  $        50,785   $       141,595
International..........................           46,213           195,402

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B, C and R shares.

E. Other Transactions with Affiliates
Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 37
charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended September 30, 2004 as follows:

                       Front-End
                   Sales Charges         Contingent Deferred Sales Charges
                                    --------------------------------------------
Portfolio                Class A      Class A        Class B       Class C
--------------------------------------------------------------------------------
Tax-Managed
   International....    $  2,693       $   -0-       $    11       $ 8,319
International.......       1,530           -0-            95           187

NOTE 3.
Investment Security Transactions
Purchases and Sales
For the period from October 1, 2003 through September 30, 2004, the Portfolios had purchase and sale transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                       Purchases     Purchases           Sales      Sales
                  Excluding U.S.       of U.S.  Excluding U.S.    of U.S.
                      Government     Government     Government  Government
                      Securities     Securities     Securities  Securities
--------------------------------------------------------------------------------
Tax-Managed
   International..  $3,382,873,484       $   -0-  $2,907,116,077   $    -0-
International.....   1,837,951,161           -0-   1,841,180,822        -0-

NOTE 4.
Risks Involved in Investing in the Portfolios
Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political and social instability. Economic, political and social instability could disrupt financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, national policies may restrict investment opportunities.

In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Portfolio will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Portfolios maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts and expect the risk of loss thereunder to be remote.

NOTE 5.
Risks Involved in Futures and Foreign Currency Contracts
Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Portfolios enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolios' activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

The Portfolios may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6.
Capital-Share Transactions
The Fund has authorized 8.2 billion shares of common stock, par value $0.001 per share, of which, at September 30, 2004, 7.9 billion are divided into 12 Portfolios. It has allocated 1 billion to the Tax-Managed International Portfolio, of which 400 million is allocated to the Tax-Managed International Class Shares and 200 million each to Class A, Class B, and Class C shares. The Fund has also allocated 1.4 billion to the International Portfolio, of which 600 million is allocated to the International Class Shares and 200 million each to Class A, Class B, Class C, and


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 39

Class R shares. Share transactions for the Portfolios for the year ended September 30, 2004 and for the year ended September 30, 2003, were as follows:


                                TAX-MANAGED INTERNATIONAL PORTFOLIO

                =================================  ================================
                               Shares                          Amount
                =================================  ================================
                       Year Ended     Year Ended     Year Ended      Year Ended
                          9/30/04        9/30/03        9/30/04         9/30/03
                -------------------------------------------------------------------
Tax-Managed
  International
  Class Share
Shares sold            52,134,283     75,126,039   $1,019,883,754  $  1,145,967,491
-----------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends             2,890,030      2,225,055       54,534,862        31,640,286
-----------------------------------------------------------------------------------
Shares redeemed       (32,330,589)   (54,817,533)    (632,135,649)     (828,033,279)
-----------------------------------------------------------------------------------
Net increase           22,693,724     22,533,561      442,282,967       349,574,498
-----------------------------------------------------------------------------------
Beginning of period   203,163,791    180,630,230    3,220,018,078     2,870,443,580
-----------------------------------------------------------------------------------
End of period         225,857,515    203,163,791   $3,662,301,045   $ 3,220,018,078
===================================================================================

Tax-Managed
  International
  Class A Shares(a)
Shares sold                 6,981                   $     138,270
-----------------------------------------------------------------------------------
Shares redeemed              (474)                         (9,360)
-----------------------------------------------------------------------------------
Net increase                6,507                         128,910
-----------------------------------------------------------------------------------
Beginning of period            -0-                             -0-
-----------------------------------------------------------------------------------
End of period               6,507                   $     128,910
===================================================================================

Tax-Managed
  International
  Class B Shares(a)
Shares sold                 2,794                   $      55,653
-----------------------------------------------------------------------------------
Shares redeemed               (57)                         (1,123)
-----------------------------------------------------------------------------------
Net increase                2,737                          54,530
-----------------------------------------------------------------------------------
Beginning of period            -0-                             -0-
-----------------------------------------------------------------------------------
End of period               2,737                   $      54,530
===================================================================================

Tax-Managed
  International
  Class C Shares(a)
Shares sold                 8,280                   $     165,415
-----------------------------------------------------------------------------------
Shares redeemed               (97)                         (1,877)
-----------------------------------------------------------------------------------
Net increase                8,183                         163,538
-----------------------------------------------------------------------------------
Beginning of period            -0-                             -0-
-----------------------------------------------------------------------------------
End of period               8,183                   $     163,538
===================================================================================
(a) Class A, B and C Shares commenced distribution on January 30, 2004.


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

                                   INTERNATIONAL PORTFOLIO

                =================================  ================================
                               Shares                          Amount
                =================================  ================================
                       Year Ended     Year Ended     Year Ended      Year Ended
                          9/30/04        9/30/03        9/30/04         9/30/03
                -------------------------------------------------------------------
International
  Class Share
Shares sold            20,830,061     29,322,820   $  374,436,163     $ 406,675,464
-----------------------------------------------------------------------------------
Shares issued to
   shareholders on
   reinvestment of
   dividends            1,022,862      1,249,126       17,787,574        16,226,135
-----------------------------------------------------------------------------------
Shares redeemed       (19,917,739)   (25,603,020)    (354,463,245)     (364,033,307)
-----------------------------------------------------------------------------------
Net increase            1,935,184      4,968,926       37,760,492        58,868,292
-----------------------------------------------------------------------------------
Beginning of period   113,738,511    108,769,585    2,060,955,291     2,002,086,999
-----------------------------------------------------------------------------------
End of period         115,673,695    113,738,511   $2,098,715,783  $  2,060,955,291
===================================================================================

International
   Class A Shares(a)
Shares sold               181,016                  $    3,336,881
-----------------------------------------------------------------------------------
Shares redeemed           (15,813)                       (290,505)
-----------------------------------------------------------------------------------
Net increase              165,203                       3,046,376
-----------------------------------------------------------------------------------
Beginning of period            -0-                             -0-
-----------------------------------------------------------------------------------
End of period             165,203                  $    3,046,376
===================================================================================

International
   Class B Shares(a)
Shares sold                53,641                  $      984,733
-----------------------------------------------------------------------------------
Shares redeemed            (5,304)                        (96,448)
-----------------------------------------------------------------------------------
Net increase               48,337                         888,285
-----------------------------------------------------------------------------------
Beginning of period            -0-                             -0-
-----------------------------------------------------------------------------------
End of period              48,337                  $      888,285
===================================================================================

International
   Class C Shares(a)
Shares sold               250,874                  $    4,604,211
--------------------------------------------------------------------------------
Shares redeemed            (3,198)                        (58,714)
-----------------------------------------------------------------------------------
Net increase              247,676                       4,545,497
-----------------------------------------------------------------------------------
Beginning of period            -0-                             -0-
-----------------------------------------------------------------------------------
End of period             247,676                  $    4,545,497
===================================================================================

International
   Class R Shares(b)
Shares sold                   534                  $       10,100
-----------------------------------------------------------------------------------
Beginning of period            -0-                             -0-
-----------------------------------------------------------------------------------
End of period                 534                  $       10,100
===================================================================================

(a) Class A, B and C Shares commenced distribution on January 30, 2004.
(b) Class R Shares commenced distribution on February 17, 2004.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 41

NOTE 7.
Distributions to Shareholders
The tax character of the distributions paid during the fiscal years ended September 30, 2004, and September 30, 2003, were as follows:

Tax-Managed International                      2004             2003
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................  $    61,238,586   $    35,319,934
                                         ---------------   ---------------
Total distributions paid...............  $    61,238,586   $    35,319,934
                                         ---------------   ---------------

International                                  2004             2003
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................  $    18,338,621   $    16,987,461
                                         ---------------   ---------------
Total distributions paid...............  $    18,338,621   $    16,987,461
                                         ---------------   ---------------


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                  Accumulated                          Total
                                  Capital and       Unrealized   Accumulated
                      Ordinary    Other Gains    Appreciation/     Earnings/
                        Income (Losses)(a)(b)  Depreciation(c)     (Deficit)
--------------------------------------------------------------------------------
Tax-Managed
   International  $ 38,227,531   $ 63,656,558  $ 848,269,654   $ 950,153,743
International       19,074,986   (264,814,446)   338,252,600      92,513,140

(a) During the fiscal year ended September 30, 2004, the Portfolios utilized capital loss carryforwards as shown below:


                        Capital Loss Carryforward Utilized
--------------------------------------------------------------------------------
Tax-Managed International        $143,459,959
International                     154,572,481

(b) On September 30, 2004, the International Portfolio had net capital loss carryforwards for federal income tax purposes of $264,814,446, all of which expires in the year 2011.
(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and mark to market on passive foreign investment companies.


During the current fiscal year, the Tax-Managed International Portfolio had permanent differences, primarily due to foreign currency gains, which resulted in a net increase in undistributed net investment income and a net decrease in accumulated net realized gain on investment and foreign currency transactions. This reclassification had no effect on net assets.

During the current fiscal year, the International Portfolio had permanent differences, primarily due to foreign currency gains, which resulted in a net increase in undistributed net investment income and a net increase in accumulated net realized loss on investment and foreign currency transactions. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

NOTE 8.
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

          (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

          (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31,2008; however, the Portfolios did not have their advisory fees reduced pursuant to this provision and

          (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 43

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE 9.
Subsequent Events
On October 27, 2004, the Board of Directors of Sanford C. Bernstein Fund, Inc. approved an amendment to the Investment Management Agreement between the Fund and the Adviser revising the fees payable by the Fund, on behalf of each Portfolio, to the Adviser, as set forth below:

            Annual Percentage of Average Daily Net Assets of Each Portfolio
                         First           Next           Next
Portfolio           $1 Billion     $3 Billion     $2 Billion    Thereafter
--------------------------------------------------------------------------------
Tax-Managed International;
International            1.00%          0.90%          0.85%         0.75%


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 45

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           Tax Managed International Portfolio
                                           ============ =========== ============
                                               Class A     Class B     Class C
                                           ============ =========== ============
                                            January 30,  January 30, January 30,
                                             2004(a) to  2004(a) to   2004(a) to
                                              September   September    September
                                               30, 2004    30, 2004     30, 2004
                                           -------------------------------------
Net asset value, beginning of period.......     $19.74      $19.74     $ 19.74
                                           -------------------------------------
Income From Investment Operations:
Investment income, net(b)..................        .09         .02         .01
Net realized and unrealized gain on investment
   and foreign currency transactions.......        .55         .53         .53
                                           -------------------------------------
Total from investment operations...........        .64         .55         .54
                                           -------------------------------------
Net asset value, end of period.............     $20.38      $20.29     $ 20.28
                                           -------------------------------------
Total return(c)............................       3.24%       2.79%       2.74%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)....       $133         $55        $166
Average net assets (000 omitted)...........        $65         $29         $96
Ratio of expenses to average net assets....       1.59%*      2.26%*      2.29%*
Ratio of expenses to average net assets,
   before waiver...........................      11.01%*     11.67%*     11.70%*
Ratio of net investment income to
   average net assets(b)...................        .77%*       .21%*       .09%*
Portfolio turnover rate....................         71%         71%         71%


See footnote summary on page 47.


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         International Portfolio
                                            ============ ============= ============= ==============
                                               Class A       Class B       Class C        Class R
                                            ============ ============= ============= ==============
                                             January 30,   January 30,   January 30,   February 17,
                                              2004(a) to   2004(a) to     2004(a) to     2004(a) to
                                               September    September      September      September
                                                30, 2004     30, 2004       30, 2004       30, 2004
                                            -------------------------------------------------------
Net asset value, beginning of period             $18.21     $  18.21         $ 18.21       $ 18.93
                                            -------------------------------------------------------
Income From Investment Operations:
Investment income, net(b).........                 .10           .03             .02           .12
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions......................              .60           .57             .59          (.17)
                                            -------------------------------------------------------
Total from investment operations..                 .70           .60             .61          (.05)
                                            -------------------------------------------------------
Net asset value, end of period....              $18.91        $18.81          $18.82       $ 18.88
                                            -------------------------------------------------------
Total return(c)...................                3.84%         3.30%           3.35%         (.27)%
Ratios/Supplemental Data
Net assets, end of period (000 omitted)         $3,123          $909          $4,660           $10
Average net assets (000 omitted)..              $1,711          $528          $2,586           $10
Ratio of expenses to average net assets           1.65%*        2.35%*          2.35%*        1.82%*
Ratio of expenses to average net assets
   before waiver.....................             1.93%*        2.64%*          2.63%*        2.14%*
Ratio of net investment income to average
   net assets(b).....................              .89%*         .30%*           .18%*        1.07%*
Portfolio turnover rate...........                  92%           92%             92%           92%



*  Annualized.
(a) Commencement of distribution.
(b) Net of expenses waived by the Transfer Agent.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 47

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM


To the Board of Directors and AllianceBernstein International Retail Class Shareholders of Sanford C. Bernstein Fund, Inc.
In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed International Portfolio and International Portfolio (two of the twelve portfolios constituting Sanford
C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the International Retail Class shares for the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 19, 2004


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

TAX INFORMATION (unaudited)


For the fiscal year ended September 30, 2004, the Tax-Managed International and International Portfolios designate a maximum amount of $83,617,496 and $16,643,171, respectively, as qualified dividend income, which is taxed at a maximum rate of 15%.

In addition, the Portfolios intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to their shareholders.The total amounts of foreign taxes that may be passed through to the shareholders for the fiscal year ended September 30, 2004 were $10,059,041 and $1,765,757 for Tax-Managed International and International, respectively. The foreign sources of income for information reporting purposes, were $88,926,868 and $19,882,712 for Tax-Managed International and International respectively.

As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2004 calendar year on Form 1099-DIV, which will be mailed by January 31, 2005.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 49

BOARD OF DIRECTORS



Rosalie Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
William Kristol(1)
Thomas B. Stiles, II(1)


OFFICERS


Philip L. Kirstein, Senior Vice President & Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Mark R. Manley, Secretary



Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


Distributor+

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105



Transfer Agent+

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1) Member of the Audit Committee and the Governance and Nominating Committee.

+ For the AllianceBernstein International and AllianceBernstein Tax-Managed International Portfolios, Class A, B and C shares, for the AllianceBernstein International Portfolio, Class R shares only.


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

MANAGEMENT OF THE FUND


Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                               PORTFOLIOS
                                                                 IN FUND        OTHER
          NAME,                     PRINCIPAL                    COMPLEX    DIRECTORSHIPS
 ADDRESS, DATE OF BIRTH            OCCUPATION(S)               OVERSEEN BY     HELD BY
   (YEAR OF ELECTION*)          DURING PAST 5 YEARS             DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------

INTERESTED DIRECTORS
Roger Hertog,**               Vice Chairman and Director -          12            None
1345 Avenue of the Americas   Alliance Capital Management
New York, NY 10105            Corporation ("ACMC"), the
11/4/41 (1988)                Capital Management, L.P.
                              ("Alliance") since 2000;
                              prior thereto President,
                              Chief Operating Officer and
                              Director - Sanford C.
                              Bernstein & Co., Inc.
                              ("Bernstein") since prior to
                              1999.


DISINTERESTED DIRECTORS

Rosalie J. Wolf, #            Managing Partner, Botanica            12     TIAA-CREFF;
110 E. 59thSt.                Capital Partners LLC. From                   North European
Suite 2100                    January 2001 through 2003,                   Oil Royalty Trust.
New York, NY 10122            she was a Managing Director
5/8/41 (2000)                 at Offit Hall Capital Management
Chairman of the Board         LLC. She is a Trustee of TIAA-
                              CREFF and of North European Oil
                              Royalty Trust. From 1994-2000 she
                              was Treasurer and Chief Investment
                              Officer, The Rockefeller Foundation.
                              Earlier she held financial executive
                              positions with International Paper
                              Company, Bankers Trust, and Mobil Oil
                              Corporation.

Irwin Engelman, #             Business Consultant.                  12         WellGen Inc.;
936 Fifith Avenue             Director of Wellgen Inc.;                        Baruch College;
New York, NY 10021            Baruch College Fund; Long                        Long Wharf
5/19/34 (2000)                Wharf Theater; National                          Theatre; National
                              Corporate Theater Fund; Temple                   Corporate Theater
                              Sharay Tefila; New Plan                          Fund; Temple
                              Excel Realty Trust. Formerly                     Sharay Tefila; New
                              he was Executive Vice President                  Plan Excel Realty
                              and Chief Financial Officer, Youth               Trust.
                              Stream Media Networks; Vice
                              Chairman and Chief Administrative
                              Officer of Revlon, Inc. and Executive
                              Vice President and Chief
                              Financial Officer, MacAndrews
                              & Forbes Holdings Inc. since
                              prior to 1999.

William Kristol, #            Editor, The Weekly Standard           12            None
1150 17th Street NW           since prior to 1999.
5th Floor
Washington, DC 20036
12/23/52 (1994)


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 51

                                                               PORTFOLIOS
                                                                 IN FUND        OTHER
          NAME,                     PRINCIPAL                    COMPLEX    DIRECTORSHIPS
 ADDRESS, DATE OF BIRTH            OCCUPATION(S)               OVERSEEN BY     HELD BY
   (YEAR OF ELECTION*)          DURING PAST 5 YEARS             DIRECTOR      DIRECTOR
-----------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

Thomas B. Stiles, II, #       President - Cedar Lawn                12     Laguna Beach
87 Monarch Bay Drive          Corporation (cemetery).                      Art Museum;
Monarch Beach, CA 92629       Formerly Managing Director,                  Cedar Lawn
10/4/40 (2003)                Senior Portfolio Manager and                 Corporation
                              Director of Investment Strategy
                              of Smith Barney Asset Management
                              from 1997 until his retirement in
                              1999. Prior thereto, Chairman and
                              Chief Executive Officer of Greenwich
                              Street Advisors from 1988-1997 and
                              Executive Vice President and Director
                              of E.F. Hutton Group from 1982-1987.
                              He is also a Director of the Laguna
                              Beach Art Museum and Cedar
                              Lawn Corporation.



*  There is no stated term of office for the Directors.
** Mr. Hertog is an "interested person", as defined in the 1940 Act, due to his affiliation with Alliance.
#  Member of the Audit Committee and the Governance and  Nominating Committee.


--------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

Officer Information
Certain information concerning the Fund's Officers is listed below.



  NAME, ADDRESS*                  POSITION(S)             PRINCIPAL OCCUPATION
 AND DATE OF BIRTH              HELD WITH FUND           DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------

Roger Hertog, 11/4/41           President                See biography above.

Philip L. Kirstein, 5/29/45     Senior Vice President-   Senior Vice President, Independent
                                Independent              Compliance Officer-Mutual Funds
                                Compliance Officer       of ACMC** with which he has been
                                                         associated since October 2004.
                                                         Prior thereto he was Of Counsel
                                                         to Kirkpatrick & Lockhart, LLP from
                                                         2003 to October 2004, and General
                                                         Counsel and First Vice President of
                                                         Merrill Lynch Investment Managers, LLP
                                                         since prior to 1999.

Mark D. Gersten, 10/4/50        Treasurer and Chief      Senior Vice President of AGIS** and a
                                Financial Officer        Vice President of ABIRM**, with which
                                                         he has been associated since prior to 1999.

Mark R. Manley, 10/23/62        Secretary                Senior Vice President, Deputy General Counsel
                                                         and Chief Compliance Officer of ACMC,** with
                                                         which he has been associated since prior to 1999.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
**  ACMC, ABIRM and AGIS are affiliates of the Fund.
    The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 53

ALLIANCEBERNSTEIN FAMILY OF FUNDS




================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

================================================================================
  Blended Style Funds
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund*
  Mid-Cap Growth Fund
  Premier Growth Fund*
  Small Cap Growth Fund
  Technology Fund*

  Global & International
  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small CapValue Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACMGovernment Opportunity Fund
  ACMManaged Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II






We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest or send money.
* Effective December 15, 2004, these Funds will be renamed as follows: Health Care Fund to Global Health Care Fund; Premier Growth Fund to Large Cap Growth Fund; Technology Fund to Global Technology Fund; and Disciplined Value Fund to Focused Growth & Income Fund.
** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
54 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

NOTES



--------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 55

NOTES



--------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein (SM)
       Investment Research and Management

SM This service mark used under license from the owner, Alliance Capital Management L.P.

BINTLAR0904

-------------------------------------------------------------------------------
Tax-Exempt Income
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein Intermediate
Municipal Portfolios


Annual Report -- September 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "Proxy voting policies" link or "Proxy voting records" link on the left side of the page), or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

Beginning in February 2005, the Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

November 17, 2004

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Intermediate Municipal Portfolios (the "Portfolios") for the annual reporting period ended September 30, 2004.

Investment Objectives and Policies

The three portfolios of this open-end fund seek to provide safety of principal and to maximize return after federal taxes (and, in the case of the California and New York Portfolios, state and/or local taxes). Each portfolio invests principally in investment grade bonds. Each portfolio seeks to maintain an effective duration between three and one-half to seven years under normal market conditions. Within these guidelines, the portfolio management team seeks to add value through sector, security and maturity selection, emphasizing investment in bonds that are determined to be both safe and undervalued.

Investment Results

The tables on pages 4-6 show performance for each Portfolio compared to their national benchmark, the Lehman Brothers (LB) 5-Year General Obligation Municipal Index, for the six- and 12-month periods ended September 30, 2004. Each of the Portfolios' Class A shares outperformed the benchmark during the 12-month period ended September 30, 2004 but underperformed the benchmark during the six-month period ended September 30, 2004.

Both sector and security selection added considerable value to the Portfolios during the six- and 12-month periods under review. Tobacco bonds backed by the Master Settlement Agreement performed very well during this time, particularly recently. Since the Portfolios had modest overweighted positions in these bonds, performance was enhanced. General-obligation bonds also performed relatively well as states' financial health continued to improve. Stronger economic growth has led to higher state tax receipts and, while states have yet to recover fully from their financial problems following the recession, they appear to be on the mend. The most significant upgrade during the last six months was California, which was upgraded from BBB to A. We had established overweighted positions in California in most of the Portfolios early in the year, when the extra yield for California bonds was much higher.

While sector and security selection added to the Portfolios' performance, duration and yield curve management detracted from the Portfolios' performance. During the summer of 2004, we had positioned the Portfolios to outperform should interest rates continue to rise, and particularly if short- and intermediate-term interest rates rose more than long-term rates. During the third quarter of 2004, interest rates fell 0.4%, thereby detracting from performance.

Market Review and Investment Strategy

In our view, interest rates are simply too low relative to current and expected inflation today. As such, we expect interest rates to rise, particularly at shorter maturities. At the end of September 2004, the market yield of five-year AAA-rated municipals was 2.6%--essentially the same level as in-


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 1


flation as measured by the Consumer Price Index. Historically, five-year interest rates have averaged 1% more than inflation. Most economists expect the U.S. Federal Reserve to continue to raise short-term interest rates with intermediate- and long-term interest rates following suit.

State revenues were up 11.3% overall during the last fiscal year and up 5.8% after adjusting for tax-code changes and inflation. However, the prospects for state revenues for fiscal 2005 appear to be less optimistic. Most states are expecting revenue growth to slow to 3.4%. State Medicaid funding is expected to rise by more than 13% in 2005, due in part to the replacement of state funding for one-time federal Medicaid funds that were received in the prior year. With a more balanced financial picture ahead, improvement in the average credit quality of issuers is likely to slow dramatically. As such, we plan to reduce the Portfolios' exposure to lower-rated issuers in the months ahead.

_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) 5-Year General Obligation Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market with maturities ranging from four to six years. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolios can invest up to 20% of their assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolios are "non-diversified" and therefore may hold more concentrated positions and be subject to certain additional risks than "diversified" funds. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 3

                                                         Historical Performance
-------------------------------------------------------------------------------

INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                               Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Intermediate
California Municipal Portfolio
   Class A                                               0.55%         2.32%
-------------------------------------------------------------------------------
   Class B                                               0.20%         1.67%
-------------------------------------------------------------------------------
   Class C                                               0.19%         1.60%
-------------------------------------------------------------------------------
LB 5-Year General Obligation Municipal Index             0.71%         2.09%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
2/1/02* TO 9/30/04


AllianceBernstein Intermediate California Municipal Portfolio Class A: $10,483 LB 5-Year General Obligation Municipal Index: $11,409


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                           AllianceBernstein               LB 5-Year
                        Intermediate California        General Obligation
                      Municipal Portfolio Class A        Municipal Index
-------------------------------------------------------------------------------
         2/1/02*                $  9,575                    $ 10,000
        9/30/02                 $ 10,031                    $ 10,651
        9/30/03                 $ 10,245                    $ 11,175
        9/30/04                 $ 10,483                    $ 11,409


*  Since inception of the Portfolio's Class A shares on 2/1/02.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Intermediate California Municipal Portfolio Class A shares (from 2/1/02* to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)

_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                         Historical Performance
-------------------------------------------------------------------------------

INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                               Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Intermediate
Diversified Municipal Portfolio
   Class A                                               0.59%         2.39%
-------------------------------------------------------------------------------
   Class B                                               0.25%         1.68%
-------------------------------------------------------------------------------
   Class C                                               0.25%         1.68%
-------------------------------------------------------------------------------
LB 5-Year General Obligation Municipal Index             0.71%         2.09%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
2/1/02* TO 9/30/04


AllianceBernstein Intermediate Diversified Municipal Portfolio Class A: $10,629 LB 5-Year General Obligation Municipal Index: $11,409


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                            AllianceBernstein              LB 5-Year
                        Intermediate Diversified      General Obligation
                       Municipal Portfolio Class A      Municipal Index
-------------------------------------------------------------------------------
         2/1/02*                $  9,575                    $ 10,000
        9/30/02                 $ 10,056                    $ 10,651
        9/30/03                 $ 10,380                    $ 11,175
        9/30/04                 $ 10,629                    $ 11,409


*  Since inception of the Portfolio's Class A shares on 2/1/02.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Intermediate Diversified Municipal Portfolio Class A shares (from 2/1/02* to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 5

                                                         Historical Performance
-------------------------------------------------------------------------------

INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                               Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Intermediate
New York Municipal Portfolio
   Class A                                               0.65%         2.37%
-------------------------------------------------------------------------------
   Class B                                               0.32%         1.67%
-------------------------------------------------------------------------------
   Class C                                               0.30%         1.66%
-------------------------------------------------------------------------------
LB 5-Year General Obligation Municipal Index             0.71%         2.09%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
2/1/02* TO 9/30/04


AllianceBernstein Intermediate New York Municipal Portfolio Class A: $10,657 LB 5-Year General Obligation Municipal Index: $11,409


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                            AllianceBernstein              LB 5-Year
                          Intermediate New York       General Obligation
                       Municipal Portfolio Class A      Municipal Index
-------------------------------------------------------------------------------
         2/1/02*                $  9,575                    $ 10,000
        9/30/02                 $ 10,082                    $ 10,651
        9/30/03                 $ 10,410                    $ 11,175
        9/30/04                 $ 10,657                    $ 11,409


*  Since inception of the Portfolio's Class A shares on 2/1/02.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Intermediate New York Municipal Portfolio Class A shares (from 2/1/02* to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                         Historical Performance
-------------------------------------------------------------------------------


INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          2.32%             -2.02%
Since Inception*                3.46%              1.79%
SEC Yield**                     1.80%
Taxable Equivalent Yield***     4.27%

Class B Shares
1 Year                          1.67%             -1.32%
Since Inception*                2.77%              2.41%
SEC Yield**                     1.10%
Taxable Equivalent Yield***     3.25%

Class C Shares
1 Year                          1.60%              0.60%
Since Inception*                2.74%              2.74%
SEC Yield**                     1.10%
Taxable Equivalent Yield***     3.25%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                            -2.02%
Since Inception*                                   1.79%

Class B Shares
1 Year                                            -1.32%
Since Inception*                                   2.41%

Class C Shares
1 Year                                             0.60%
Since Inception*                                   2.74%


*  Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 7

                                                         Historical Performance
-------------------------------------------------------------------------------


INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          2.39%             -1.98%
Since Inception*                4.00%              2.33%
SEC Yield**                     1.68%
Taxable Equivalent Yield***     4.06%

Class B Shares
1 Year                          1.68%             -1.30%
Since Inception*                3.29%              2.93%
SEC Yield**                     0.99%
Taxable Equivalent Yield***     3.15%

Class C Shares
1 Year                          1.68%              0.69%
Since Inception*                3.28%              3.28%
SEC Yield**                     0.99%
Taxable Equivalent Yield***     3.15%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                            -1.98%
Since Inception*                                   2.33%

Class B Shares
1 Year                                            -1.30%
Since Inception*                                   2.93%

Class C Shares
1 Year                                             0.69%
Since Inception*                                   3.28%


*  Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                         Historical Performance
-------------------------------------------------------------------------------

INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          2.37%             -1.98%
Since Inception*                4.11%              2.43%
SEC Yield**                     1.87%
Taxable Equivalent Yield***     4.64%

Class B Shares
1 Year                          1.67%             -1.31%
Since Inception*                3.35%              3.00%
SEC Yield**                     1.17%
Taxable Equivalent Yield***     3.89%

Class C Shares
1 Year                          1.66%              0.67%
Since Inception*                3.38%              3.38%
SEC Yield**                     1.17%
Taxable Equivalent Yield***     3.89%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                            -1.98%
Since Inception*                                   2.43%

Class B Shares
1 Year                                            -1.31%
Since Inception*                                   3.00%

Class C Shares
1 Year                                             0.67%
Since Inception*                                   3.38%


*  Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 9

                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                        Ending
                                     Beginning   Account Value        Expenses
Intermediate                     Account Value    September 30,           Paid
New York Municipal               April 1, 2004            2004   During Period*
-------------------------------------------------------------------------------
Class A
Actual                                  $1,000       $1,006.54           $4.46
Hypothetical
  (5% return before expenses)           $1,000       $1,020.55           $4.50
-------------------------------------------------------------------------------
Class B
Actual                                  $1,000       $1,003.15           $7.96
Hypothetical
  (5% return before expenses)           $1,000       $1,017.05           $8.02
-------------------------------------------------------------------------------
Class C
Actual                                  $1,000       $1,003.04           $7.96
Hypothetical
  (5% return before expenses)           $1,000       $1,017.05           $8.02
-------------------------------------------------------------------------------

* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).


(Fund expenses continued on next page)


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES
(continued from previous page)


                                                        Ending
                                     Beginning   Account Value        Expenses
Intermediate                     Account Value    September 30,           Paid
Diversified Municipal            April 1, 2004            2004   During Period*
-------------------------------------------------------------------------------
Class A
Actual                                  $1,000       $1,005.94           $3.46
Hypothetical
  (5% return before expenses)           $1,000       $1,021.55           $3.49
-------------------------------------------------------------------------------
Class B
Actual                                  $1,000       $1,002.46           $7.91
Hypothetical
  (5% return before expenses)           $1,000       $1,017.10           $7.97
-------------------------------------------------------------------------------
Class C
Actual                                  $1,000       $1,002.51           $7.91
Hypothetical
  (5% return before expenses)           $1,000       $1,017.10           $7.97
-------------------------------------------------------------------------------

                                                        Ending
                                     Beginning   Account Value        Expenses
Intermediate                     Account Value    September 30,           Paid
California Municipal             April 1, 2004            2004   During Period*
-------------------------------------------------------------------------------
Class A
Actual                                  $1,000       $1,005.46           $4.41
Hypothetical
  (5% return before expenses)           $1,000       $1,020.60           $4.45
-------------------------------------------------------------------------------
Class B
Actual                                  $1,000       $1,001.95           $7.91
Hypothetical
  (5% return before expenses)           $1,000       $1,017.10           $7.97
-------------------------------------------------------------------------------
Class C
Actual                                  $1,000       $1,001.93           $7.91
Hypothetical
  (5% return before expenses)           $1,000       $1,017.10           $7.97
-------------------------------------------------------------------------------

* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

                                               Annualized Expense Ratio
                                      -----------------------------------------
                                       Class A         Class B         Class C
-------------------------------------------------------------------------------
Intermediate New York Municipal         0.89%           1.59%           1.59%
-------------------------------------------------------------------------------
Intermediate Diversified Municipal      0.69%           1.58%           1.58%
-------------------------------------------------------------------------------
Intermediate California Municipal       0.88%           1.58%           1.58%
-------------------------------------------------------------------------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 11

                                                              Portfolio Summary
-------------------------------------------------------------------------------

INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2004


PORTFOLIO STATISTICS
Net Assets ($mil): $952.2


SECURITY TYPE BREAKDOWN*

     46.3%   Insured
     21.6%   Tax Supported
     18.6%   Revenue                                  [PIE CHART OMITTED]
      9.0%   Tax-Exempt Variable Rate Demand Notes
      3.1%   Asset-Backed Securities
      1.4%   Pre-Refunded/Escrowed


BOND QUALITY RATING BREAKDOWN*

     61.2%   AAA
     16.2%   AA
     14.6%   A                                        [PIE CHART OMITTED]
      3.4%   BBB
      0.3%   BB
      4.3%   Unrated


* All data is as of September 30, 2004. The Portfolio's security type and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                              Portfolio Summary
-------------------------------------------------------------------------------

INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2004


PORTFOLIO STATISTICS
Net Assets ($mil): $2,797.2


SECURITY TYPE BREAKDOWN*

     43.1%   Insured
     27.2%   Tax Supported
     16.6%   Revenue                                  [PIE CHART OMITTED]
      6.8%   Pre-Refunded/Escrowed
      4.5%   Tax-Exempt Variable Rate Demand Notes
      0.9%   Inflation-Adjusted
      0.9%   Asset-Backed Securities


BOND QUALITY RATING BREAKDOWN*

     57.0%   AAA
     22.1%   AA
     10.5%   A
      4.5%   BBB                                      [PIE CHART OMITTED]
      0.8%   BB
      0.1%   B
      5.0%   Unrated


* All data is as of September 30, 2004. The Portfolio's security type and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 13

                                                              Portfolio Summary
-------------------------------------------------------------------------------

INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2004


PORTFOLIO STATISTICS
Net Assets ($mil): $1,286.7


SECURITY TYPE BREAKDOWN*

     37.8%   Insured
     31.1%   Tax Supported
     15.9%   Revenue                                  [PIE CHART OMITTED]
     12.5%   Pre-Refunded/Escrowed
      1.6%   Tax-Exempt Variable Rate Demand Notes
      1.1%   Asset-Backed Securities


BOND QUALITY RATING BREAKDOWN*

     50.4%   AAA
     29.5%   AA
     13.0%   A
      2.7%   BBB                                      [PIE CHART OMITTED]
      0.6%   BB
      3.8%   Unrated


* All data is as of September 30, 2004. The Portfolio's security type and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

INTERMEDIATE CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004


Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Tax-Exempt Variable-Rate Demand Notes
                 Short-Term Notes-8.94%
$   4,725,000    New Jersey, Tax Anticipation
                 Notes, Series A,
                 3.00%, 06/24/2005                               $    4,771,163
    7,300,000    Los Angeles County,
                 California, Tax & Revenue
                 Anticipation Notes, Series A,
                 3.00%, 06/30/2005                                    7,370,956
   14,960,000    San Diego County & School
                 District, Tax & Revenue
                 Anticipation Notes, Series A,
                 3.25%, 07/25/2005                                   15,151,189
    7,500,000    California State Department of
                 Water Resources, Power Supply
                 Revenue, Series B-4,
                 1.70%, 05/01/2022                                    7,500,000
   20,425,000    California State Department of
                 Water Resources, Power Supply
                 Revenue, Series B-1,
                 1.71%, 05/01/2022                                   20,425,000
    4,275,000    California State Department of
                 Water Resources, Power Supply
                 Revenue, Series B-2
                 1.80%, 05/01/2022                                    4,275,000
   14,550,000    California Health Facilities
                 Financing Authority Hospital
                 Revenue, Adventist Health
                 Systems, Series A,
                 1.70%, 09/01/2025                                   14,550,000
    4,600,000    Los Angeles, Department of
                 Water & Power, California
                 Revenue, Subseries B-6,
                 1.70%, 07/01/2034                                    4,600,000
    6,450,000    Los Angeles, Department of
                 Water & Power, California
                 Revenue, Subseries B-3,
                 1.74%, 07/01/2034                                    6,450,000
                                                                 --------------
                 Total Tax-Exempt Variable-Rate
                 Demand Notes
                   (Cost $85,110,783)                                85,093,308
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 15

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Prerefunded/Escrowed-1.39%
$   1,355,000    Los Angeles County
                 Metropolitan Transportation
                 Authority, California Sales
                 Tax Revenue, Proposition C-2nd
                 Senior, Series A, AMBAC,
                 5.00%, 07/01/2025,
                 Prerefunded 07/01/2005 @ 100                    $    1,390,501
      310,000    Burbank Redevelopment
                 Agency, California,
                 9.25%, 12/01/2005,
                 Escrowed to Maturity                                   313,875
    1,000,000    California State Public Works
                 Board, Lease Revenue,
                 Department of Corrections,
                 Series A, AMBAC
                 5.75%, 01/01/2012,
                 Prerefunded 01/01/2006 @ 102                         1,069,770
    1,520,000    Corona, California
                 Certificates of Participation,
                 8.00%, 03/01/2015,
                 Prerefunded 03/01/2006 @ 100                         1,652,635
    1,120,000    University of California
                 Revenue, Hospital Medical
                 Center, AMBAC,
                 5.75%, 07/01/2024,
                 Prerefunded 07/01/2006 @ 101                         1,208,447
      920,000    Northern California Power
                 Agency, Public Power Revenue,
                 Series A, AMBAC,
                 5.80%, 07/01/2009,
                 Escrowed to Maturity                                 1,052,186
    1,295,000    Los Angeles Unified School
                 District, California,
                 Series D, FGIC,
                 5.625%, 07/01/2015,
                 Prerefunded 07/01/2010 @ 100                         1,486,906
    1,000,000    Kern High School District,
                 California,
                 7.10%, 08/01/2011,
                 Escrowed to Maturity                                 1,251,190
      330,000    San Jose, Redevelopment Agency
                 California, Tax Allocation,
                 Merged Area Redevelopment, MBIA,
                 6.00%, 08/01/2015,
                 Escrowed to Maturity                                   401,445


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,000,000    Pittsburg Redevelopment
                 Agency, California Residential
                 Mortgage Revenue,
                 9.60%, 06/01/2016,
                 Escrowed to Maturity                            $    1,505,490
    1,615,000    Metropolitan Water District of
                 Southern California,
                 Waterworks Revenue, Series A,
                 5.75%, 07/01/2021,
                 Escrowed to Maturity                                 1,879,133
                                                                 --------------
                 Total Prerefunded/Escrowed
                   (Cost $12,113,163)                                13,211,578
                                                                 --------------
                 Insured-46.04%
    1,000,000    Oakland Joint Powers Financing
                 Authority, California, Lease
                 Revenue, AMBAC,
                 5.00%, 10/01/2004                                    1,000,000
   11,530,000    San Joaquin Hills
                 Transportation Corridor
                 Agency, California, Toll Road
                 Revenue, Capital Appreciation
                 Refunding Series A, MBIA,
                 0.00%, 01/15/2005                                   11,479,037
    3,300,000    Industry Urban Development
                 Agency, California, MBIA,
                 5.00%, 05/01/2005                                    3,365,340
    3,225,000    East Bay Delta Housing &
                 Finance Agency, California,
                 Lease Revenue, MBIA,
                 4.25%, 06/01/2005                                    3,281,953
    1,900,000    Association of Bay Area
                 Governments, California, Bay
                 Area Rapid Transit,
                 Series A, AMBAC,
                 5.00%, 06/15/2005(a)                                 1,945,334
    1,270,000    Los Angeles, California,
                 Series A, MBIA,
                 3.00%, 09/01/2005                                    1,286,370
    1,690,000    Los Angeles, California
                 Certificates of Participation,
                 Equipment Acquisition Program,
                 Series AX, MBIA,
                 5.50%, 04/01/2006                                    1,783,761
    8,080,000    Industry Urban Development
                 Agency, California, MBIA,
                 5.00%, 05/01/2006                                    8,478,910


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 17

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,535,000    Long Beach, California, Harbor
                 Revenue, Series A, FGIC,
                 2.50%, 05/15/2006                               $    1,539,083
    3,015,000    Puerto Rico Electric Power
                 Authority, Power Revenue,
                 Refunding, Series Y, MBIA,
                 6.50%, 07/01/2006                                    3,259,125
    1,000,000    Virgin Islands Public Finance
                 Authority Revenue, Federal
                 Highway Reimbursement Loan
                 Note, FSA,
                 5.00%, 09/01/2006                                    1,057,920
    2,030,000    Los Angeles, California,
                 Certificates of Participation,
                 Equipment & Real Estate
                 Property Program,
                 Series AU, MBIA,
                 5.00%, 10/01/2006                                    2,149,790
    1,940,000    Southern California Public
                 Power Authority, Power Project
                 Revenue, Refunding, San Juan,
                 Unit 3, Series A, FSA,
                 5.00%, 01/01/2007                                    2,069,398
    6,960,000    California Department of
                 Transportation, Revenue,
                 Federal Highway Grant
                 Anticipation Bonds,
                 Series A, AMBAC,
                 4.00%, 02/01/2007                                    7,283,849
      810,000    San Jose, California, Airport
                 Revenue, FGIC,
                 5.875%, 03/01/2007                                     851,464
    7,320,000    Industry Urban Development
                 Agency, California, MBIA,
                 5.00%, 05/01/2007                                    7,869,732
    1,130,000    Long Beach, California, Harbor
                 Revenue, Series A, FGIC,
                 3.00%, 05/15/2007                                    1,147,334
    8,240,000    East Bay Municipal Utility
                 District, California, Water
                 System, Revenue, Refunding,
                 FSA,
                 4.00%, 06/01/2007                                    8,677,132
   13,075,000    Association of Bay Area
                 Governments, California, Bay
                 Area Rapid Transit,
                 Series A, AMBAC,
                 5.00%, 06/15/2007                                   14,120,085


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,960,000    San Francisco City & County,
                 California, Refunding,
                 Series 1, FGIC,
                 5.75%, 06/15/2007                               $    4,354,099
    8,590,000    Los Angeles, Convention &
                 Exhibition Center Authority,
                 California Lease Revenue,
                 Series A, AMBAC,
                 3.50%, 08/15/2007                                    8,948,890
    8,800,000    Southern California Public
                 Power Authority, Power Project
                 Revenue, Refunding, San Juan,
                 Unit 3, Series A, FSA,
                 5.00%, 01/01/2008                                    9,554,424
    3,050,000    San Jose, California, Airport
                 Revenue, Refunding,
                 Series B, FSA, AMT,
                 5.00%, 03/01/2008                                    3,277,743
    2,360,000    San Diego County Regional
                 Transportation Authority,
                 California, Sales Tax Revenue,
                 Series A, FGIC,
                 5.25%, 04/01/2008                                    2,597,109
    3,885,000    Long Beach, California, Harbor
                 Revenue, MBIA, AMT,
                 6.00%, 05/15/2008                                    4,051,200
    2,500,000    Puerto Rico Public Building
                 Authority, Revenue Guaranteed,
                 Series L, FSA,
                 5.60%, 07/01/2008                                    2,791,000
    1,000,000    Riverside, California, Sewer
                 Revenue, FGIC,
                 7.00%, 08/01/2008                                    1,167,390
    1,510,000    Castaic Lake Water Agency,
                 California, Certificates of
                 Participation, Water System
                 Improvement Project,
                 Series A, MBIA,
                 7.25%, 08/01/2008                                    1,776,470
    9,300,000    Los Angeles, California
                 Certificates of Participation,
                 Equipment & Real Estate
                 Property Program,
                 Series AU, MBIA,
                 5.00%, 10/01/2008                                   10,255,482
    9,000,000    Los Angeles County, Public
                 Works Financing Authority,
                 California AMBAC,
                 5.50%, 10/01/2008                                    9,941,670


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 19

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   4,510,000    University of California
                 Revenue, Series A, AMBAC,
                 5.00%, 05/15/2009                               $    4,971,734
    1,000,000    Redding Joint Powers Financing
                 Authority, California,
                 Electric System Revenue,
                 Series A, MBIA,
                 6.25%, 06/01/2009                                    1,157,780
    4,960,000    Northern California Power
                 Agency, Geothermal Project
                 No. 3, Series A, AMBAC,
                 5.80%, 07/01/2009                                    5,656,930
    1,100,000    South Orange County Public
                 Finance Authority, California,
                 Special Tax Revenue, Foothill
                 Area, Series C, FGIC,
                 8.00%, 08/15/2009                                    1,359,666
    5,130,000    California State, Refunding, FSA,
                 5.25%, 02/01/2010                                    5,703,277
      600,000    Los Angeles, Department of
                 Airports, California, Airport
                 Revenue, FGIC, AMT,
                 5.80%, 05/15/2010                                      639,684
    5,845,000    Los Angeles, California
                 Wastewater System Revenue,
                 Refunding Subordinated
                 Series B, MBIA,
                 5.00%, 06/01/2010                                    6,473,513
   11,335,000    California Economic Recovery
                 Bonds, Series A, MBIA,
                 5.00%, 07/01/2010                                   12,538,890
    2,170,000    Los Angeles County
                 Metropolitan Transportation
                 Authority, California, Sales
                 Tax Revenue, Refunding,
                 Proposition C, Second Senior,
                 Series A, MBIA,
                 5.00%, 07/01/2010                                    2,400,476
    2,000,000    Puerto Rico Commonwealth,
                 FGIC,
                 5.25%, 07/01/2010                                    2,248,740
    1,635,000    Pomona Public Financing
                 Authority, California,
                 Revenue, Merged Redevelopment
                 Project, Series AH, AMBAC,
                 5.00%, 02/01/2011                                    1,809,994
    1,000,000    Kern High School District,
                 California, Series A, MBIA,
                 6.30%, 02/01/2011                                    1,177,340


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   9,400,000    California Department of
                 Transportation, Revenue,
                 Federal Highway Grant
                 Anticipation Bonds,
                 Series A, FGIC,
                 5.00%, 02/01/2012                               $   10,419,712
    2,145,000    San Francisco City & County,
                 Airport Commission, California
                 International Airport Revenue,
                 Second Series 10A, MBIA, AMT,
                 5.45%, 05/01/2012                                    2,274,215
    2,630,000    University of California,
                 Revenue, Series B, AMBAC,
                 5.00%, 05/15/2012                                    2,916,039
    5,930,000    M S R Public Power Agency,
                 California, San Juan Project,
                 Refunding, Series G, MBIA,
                 5.30%, 07/01/2012                                    6,461,684
    1,075,000    Rancho Water District
                 Financing Authority,
                 California Revenue,
                 Series A, FSA,
                 5.50%, 08/01/2012                                    1,220,534
    6,750,000    California Department of
                 Transportation, Revenue,
                 Federal Highway Grant
                 Anticipation Bonds,
                 Series A, FGIC,
                 5.00%, 02/01/2013                                    7,492,500
    2,625,000    Northern Mariana Islands,
                 Commonwealth of,
                 Series A, ACA,
                 6.00%, 06/01/2014                                    2,847,600
    1,195,000    Culver City Redevelopment
                 Finance Authority, California,
                 Tax Allocation, AMBAC,
                 5.50%, 11/01/2014                                    1,381,683
    1,000,000    Santa Clara Redevelopment
                 Agency, California, Tax
                 Allocation, Bayshore North
                 Project, MBIA,
                 5.00%, 06/01/2015                                    1,025,610
    8,785,000    Los Angeles Unified School
                 District, California, Election
                 of 1997, Series E, MBIA,
                 5.50%, 07/01/2015                                   10,006,730
      670,000    San Jose Redevelopment Agency,
                 California Tax Allocation,
                 Unrefunded Balance Merged Area
                 Redevelopment Project, MBIA,
                 6.00%, 08/01/2015                                      804,194


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 21

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,380,000    Antioch Public Finance
                 Authority, California, Lease
                 Revenue, Municipal Facilities
                 Project, Series B, MBIA,
                 5.50%, 01/01/2016                               $    2,659,983
    1,430,000    San Mateo County
                 Transportation District ,
                 California, Series A, MBIA,
                 5.50%, 06/01/2016                                    1,659,744
    5,225,000    California State Public Works
                 Board, Lease Revenue,
                 Department of Health Services,
                 Series A, MBIA,
                 5.75%, 11/01/2016                                    5,910,938
    2,685,000    Northern California Power
                 Agency, Public Power Revenue,
                 Hydroelectric Project No. 1,
                 Series A, MBIA,
                 5.00%, 07/01/2017                                    2,855,256
    1,000,000    California Special Districts
                 Association Finance Corp.,
                 Certificates of Participation,
                 Series Z, FSA,
                 5.50%, 08/01/2017                                    1,165,540
    1,460,000    Santa Fe Springs, Community
                 Development Commission,
                 California Refunding,
                 Series A, MBIA,
                 5.375%, 09/01/2017                                   1,613,285
    3,130,000    Long Beach Bond Finance
                 Authority, California, Lease
                 Revenue, Civic Center Project,
                 Series A, MBIA,
                 5.00%, 10/01/2017                                    3,329,631
    7,495,000    San Bernardino County,
                 California, Certificates of
                 Participation, West Valley
                 Detention Center, Refunding,
                 Series A, MBIA,
                 5.25%, 11/01/2017                                    8,333,091
    1,210,000    Culver City Redevelopment
                 Agency, California, Tax
                 Allocation Redevelopment
                 Project A, MBIA,
                 5.50%, 11/01/2017                                    1,357,559
    6,390,000    Santa Clara County Financing
                 Authority, California, Lease
                 Revenue, Series A, AMBAC,
                 5.00%, 11/15/2017                                    6,808,162


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   5,930,000    Sacramento City Financing
                 Authority, California, Revenue
                 Capital Improvement,
                 Series A, AMBAC,
                 5.50%, 12/01/2017                               $    6,688,566
    2,420,000    San Francisco City & County,
                 Airport Commission, California
                 International Airport Revenue,
                 Second Series 15A, FSA, AMT,
                 5.00%, 05/01/2018                                    2,523,213
    2,000,000    Los Angeles, Department of
                 Water & Power, California
                 Power System, Series A, FSA,
                 5.25%, 07/01/2018                                    2,185,780
    5,000,000    Los Angeles, Department of
                 Water & Power, California
                 Power System, Series A, MBIA,
                 5.375%, 07/01/2018                                   5,501,450
    2,000,000    Los Altos School District,
                 California, Series B, MBIA,
                 5.00%, 08/01/2018                                    2,126,820
    2,075,000    Anaheim Public Financing
                 Authority, California,
                 Electric System Revenue,
                 Distribution Facilities, MBIA,
                 5.00%, 10/01/2018                                    2,214,399
    1,500,000    Imperial Irrigation District,
                 California, Electric System
                 Revenue, MBIA,
                 5.00%, 11/01/2018                                    1,591,020
    1,000,000    Culver City Redevelopment
                 Agency, California, Tax
                 Allocation Redevelopment
                 Project A, MBIA,
                 5.50%, 11/01/2018                                    1,122,570
    5,000,000    California State Department of
                 Water Resources, Water System,
                 Series Y, FGIC,
                 5.25%, 12/01/2018                                    5,500,750
    1,440,000    Sacramento City Financing
                 Authority, California,
                 Revenue, City Hall &
                 Redevelopment Projects,
                 Series A, FSA,
                 5.375%, 12/01/2018                                   1,600,171
    3,830,000    Los Angeles, California,
                 Sanitation Equipment Charge
                 Revenue, Series A, FSA,
                 5.25%, 02/01/2019                                    4,136,745


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 23

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   5,035,000    Anaheim Union High School
                 District, California,
                 Series A, FSA,
                 5.375%, 08/01/2019                              $    5,564,279
    1,000,000    Antelope Valley Union High
                 School District, California,
                 Series A, MBIA,
                 5.375%, 08/01/2019                                   1,112,580
    1,185,000    Tahoe-Truckee Unified School
                 District No. 1, California, MBIA,
                 5.50%, 08/01/2019                                    1,379,316
    1,000,000    Long Beach Bond Finance
                 Authority, California, Lease
                 Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2019                                    1,092,160
    2,815,000    Los Angeles County,
                 California, Certificates of
                 Participation, Antelope Valley
                 Courthouse, Series A, AMBAC,
                 5.75%, 11/01/2019                                    3,198,037
    2,630,000    California State Public Works
                 Board, Lease Revenue,
                 Department of Corrections,
                 State Prison, Series A, AMBAC,
                 5.00%, 12/01/2019                                    2,898,076
    5,000,000    California State Department of
                 Water Resources, Water System,
                 Series Y, FGIC,
                 5.25%, 12/01/2019                                    5,469,950
    4,525,000    Los Angeles, California,
                 Sanitation Equipment Charge
                 Revenue, Series A, FSA,
                 5.25%, 02/01/2020                                    4,876,864
    2,050,000    Pasadena Unified School
                 District, California,
                 Series B, FGIC,
                 5.00%, 07/01/2020                                    2,158,363
    6,295,000    Los Angeles, Department of
                 Water & Power, California
                 Power System, Series A, MBIA,
                 5.375%, 07/01/2020                                   6,879,176
    3,475,000    Ventura County Community
                 College District, California,
                 Series A, MBIA,
                 5.00%, 08/01/2020                                    3,705,323
    1,900,000    Gilroy Unified School
                 District, California, FGIC,
                 5.25%, 08/01/2020                                    2,068,188


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   6,340,000    University of California,
                 Multi-Purpose Projects,
                 Revenue, Series E, MBIA,
                 5.125%, 09/01/2020                              $    6,677,605
    1,000,000    Fontana Public Financing
                 Authority, California, Tax
                 Allocation Revenue, North
                 Fontana Redevelopment Project,
                 Series A, FSA,
                 5.25%, 09/01/2020                                    1,085,510
    1,000,000    San Mateo County Community
                 College District, California,
                 2001 Election, Series A, FGIC,
                 5.375%, 09/01/2020                                   1,099,660
    2,075,000    Walnut Public Financing
                 Authority, California, Tax
                 Allocation Revenue, AMBAC,
                 5.375%, 09/01/2020                                   2,287,853
    1,100,000    Mammoth Unified School
                 District, California, Capital
                 Appreciation, MBIA,
                 0.00%, 08/01/2021                                      493,911
    1,800,000    San Francisco City & County,
                 Public Utilities Commission,
                 California Waterworks Revenue
                 Series A, FSA,
                 5.00%, 11/01/2021                                    1,888,380
    1,050,000    Long Beach Bond Finance
                 Authority, California, Lease
                 Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2021                                    1,133,171
    1,100,000    Sacramento County Sanitation
                 District Financing Authority,
                 California, Revenue, FSA,
                 5.50%, 12/01/2021                                    1,281,005
    1,000,000    Mammoth Unified School
                 District, California, Capital
                 Appreciation, MBIA,
                 0.00%, 08/01/2022                                      420,010
    3,050,000    California State University
                 Headquarters Building
                 Authority, Lease Revenue,
                 Series B, MBIA,
                 5.25%, 09/01/2022                                    3,204,696
    1,715,000    Long Beach Bond Finance
                 Authority, California, Lease
                 Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2022                                    1,839,869


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 25

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,560,000    California State Department of
                 Water Resources, Water
                 Revenue, Series W, FSA,
                 5.25%, 12/01/2022                               $    1,672,242
    1,315,000    San Diego Community College
                 District, California, Election
                 of 2002, Series A, FSA,
                 5.00%, 05/01/2023                                    1,373,925
    3,450,000    San Francisco City & County,
                 Airport Commission, California
                 International Airport Revenue,
                 Second Series 16B, FSA,
                 5.00%, 05/01/2024                                    3,565,644
    2,320,000    Azusa Unified School District,
                 California, FSA,
                 5.00%, 07/01/2024                                    2,402,778
    1,140,000    California State, MBIA,
                 5.00%, 08/01/2024                                    1,173,892
    1,230,000    Gateway Unified School
                 District, California, MBIA,
                 5.00%, 08/01/2024                                    1,279,126
    9,995,000    Los Angeles Community College
                 District, California,
                 Series A, MBIA,
                 5.00%, 06/01/2026                                   10,225,485
   30,000,000    Puerto Rico Commonwealth
                 Highway & Transportation
                 Authority, Highway Revenue,
                 Refunding, Series AA, FSA,
                 5.00%, 07/01/2026(b)                                33,019,500
      245,000    California Housing Finance
                 Agency, Home Mortgage Revenue,
                 Series I, MBIA, AMT,
                 4.95%, 08/01/2028                                      245,000
    3,120,000    California Housing Finance
                 Agency, Home Mortgage Revenue,
                 Series B, MBIA, AMT
                 0.00%, 08/01/2029                                      946,670
    2,850,000    Fullerton, Redevelopment
                 Agency, California
                 Certificates of Participation,
                 Southern California Optometry,
                 RADIAN,
                 5.00%, 04/01/2034                                    3,021,599
    5,000,000    Santa Clara Valley
                 Transportation Authority,
                 California, Sales Tax Revenue,
                 Measure A, AMBAC,
                 4.00%, 04/01/2036(b)                                 5,209,250


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,245,000    San Jose Financing Authority,
                 California Lease Revenue,
                 Civic Center Project,
                 Series C, AMBAC,
                 5.00%, 06/01/2039(b)                            $    2,363,873
    4,620,000    San Jose Financing Authority,
                 California Lease Revenue,
                 Civic Center Project,
                 Series D, AMBAC,
                 5.00%, 06/01/2039                                    4,864,629
                                                                 --------------
                 Total Insured (Cost $420,165,745)                  438,411,887
                                                                 --------------
                 Tax Supported-21.45%
                 State General Obligations-5.75%
    3,055,000    California State,
                 6.20%, 09/01/2005                                    3,174,848
      785,000    California State,
                 4.00%, 02/01/2008                                      821,526
    1,200,000    California State,
                 5.00%, 03/01/2008                                    1,296,108
    2,985,000    California State,
                 4.00%, 02/01/2009                                    3,119,833
    5,400,000    California State,
                 5.00%, 02/01/2009                                    5,861,106
    1,675,000    California State,
                 5.00%, 02/01/2010                                    1,827,877
    2,420,000    California State,
                 5.75%, 10/01/2010                                    2,750,862
    2,205,000    California State,
                 5.00%, 02/01/2012                                    2,417,143
    4,230,000    Puerto Rico Commonwealth,
                 Refunding, Public Improvement,                       4,551,776
                 Series C,
                 5.00%, 07/01/2018(b)
    1,870,000    California State,
                 5.25%, 09/01/2018                                    2,000,638
   12,240,000    California State,
                 5.00%, 02/01/2020                                   12,924,461
    2,045,000    California State,
                 5.25%, 09/01/2020                                    2,170,113
   10,060,000    California State,
                 5.25%, 10/01/2020                                   10,793,273
    1,000,000    California State,
                 5.00%, 10/01/2023                                    1,024,460
                                                                 --------------
                 Total State General Obligations
                   (Cost $53,563,128)                                54,734,024
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 27

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Local General Obligations-4.61%
$   6,940,000    Los Angeles Unified School
                 District, California,
                 Series A, MBIA,
                 5.00%, 07/01/2008                               $    7,609,987
    5,000,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2010                                    5,451,500
    2,200,000    Los Angeles Unified School
                 District, California,
                 Series A, MBIA,
                 5.00%, 07/01/2011                                    2,442,528
   15,305,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2011                                   16,706,479
    1,145,000    Los Gatos-Saratoga Joint Union
                 High School District,
                 California, Election of 1998,
                 Series B,
                 5.75%, 12/01/2019                                    1,298,396
    1,440,000    Los Angeles Unified School
                 District, California,
                 Series A, FSA,
                 5.25%, 07/01/2020                                    1,577,549
    2,210,000    Salinas Union High School
                 District, California,
                 Series A, FGIC,
                 5.25%, 10/01/2020                                    2,417,585
    1,325,000    Los Gatos-Saratoga Joint Union
                 High School District,
                 California, Election of 1998,
                 Series B,
                 5.75%, 12/01/2020                                    1,500,152
    2,420,000    Salinas Union High School
                 District, California,
                 Series A, FGIC,
                 5.25%, 10/01/2021                                    2,630,153
    2,000,000    San Diego Unified School
                 District, California, Capital
                 Appreciation, Election of 1998,
                 Series D, FGIC,
                 5.25%, 07/01/2025                                    2,264,180
                                                                 --------------
                 Total Local General Obligations
                   (Cost $43,390,756)                                43,898,509
                                                                 --------------
                 Tax Lease-0.64%
      310,000    Puerto Rico Urban Renewal &
                 Housing Corp.,
                 7.875%, 10/01/2004                                     310,000


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$     700,000    Gilroy Unified School
                 District, California,
                 Certificates of Participation,
                 5.85%, 07/01/2008                               $      713,860
    2,590,000    Taft Public Financing
                 Authority, California, Lease
                 Revenue, Community
                 Correctional Facility Project A,
                 5.95%, 01/01/2011                                    2,807,172
    2,000,000    Sacramento Finance Authority,
                 California, Lease Revenue,
                 Series B,
                 5.40%, 11/01/2020                                    2,238,440
                                                                 --------------
                 Total Tax Lease (Cost $5,418,646)                    6,069,472
                                                                 --------------
                 Special Tax-10.45%
      200,000    Chula Vista, Community
                 Facilities District,
                 California Special Tax,
                 No. 06-1 Eastlake Woods Area,
                 Series A,
                 2.90%, 09/01/2005                                      200,852
      630,000    Vacaville, California,
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment,
                 Series A,
                 3.95%, 09/02/2005                                      635,084
      515,000    Contra Costa County,
                 California, Improvement Bond
                 Act 1915,
                 5.45%, 09/02/2005                                      525,743
    1,760,000    South Tahoe, Joint Powers
                 Financing Authority,
                 California Bond Anticipation
                 Notes, Redevelopment Project 1-B,
                 3.50%, 10/01/2005                                    1,760,334
      200,000    Etiwanda School District,
                 California, Refunding
                 Community Facilities District No. 3,
                 3.90%, 08/01/2006                                      201,428
    4,270,000    Santa Clara County Financing
                 Authority, California, Special
                 Obligation Measure B,
                 Transportation Improvement Program,
                 5.00%, 08/01/2006                                    4,488,539


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 29

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$     500,000    Chula Vista, Community
                 Facilities District,
                 California Special Tax,
                 No.06-1 Eastlake Woods Area,
                 Series A,
                 3.60%, 09/01/2006                               $      500,535
    1,075,000    Riverside, California
                 Improvement Bond Act of 1915,
                 Canyon Springs Assessment,
                 2.40%, 09/02/2006                                    1,066,550
      645,000    Vacaville, California,
                 Improvement Bond Act 1915,
                 Refunding & Improvement
                 Consolidated Reassessment,
                 Series A,
                 4.25%, 09/02/2006                                      651,102
      275,000    Salinas Public Financing
                 Authority, California, Revenue
                 Refunding Assessment
                 Districts, Refinancing
                 Subordinated, Series B,
                 4.75%, 09/02/2006                                      280,467
    1,665,000    North Las Vegas, Special
                 Improvement District No. 60,
                 Nevada Aliante,
                 3.90%, 12/01/2006                                    1,681,417
    1,000,000    Los Angeles, Community
                 Redevelopment Agency,
                 California Tax Allocation
                 Subordinated Lien Bunker,
                 Series L,
                 3.50%, 03/01/2007                                    1,017,560
    1,810,000    Henderson, Local Improvement
                 Districts No. T-14, Nevada,
                 3.75%, 03/01/2007                                    1,814,091
      350,000    Etiwanda School District,
                 Community Facilities District
                 No. 3, California, Refunding,
                 4.25%, 08/01/2007                                      355,380
      895,000    Fishhawk Community Development
                 District No. 2, Florida,
                 Special Assessment Revenue,
                 Series B,
                 5.00%, 11/01/2007                                      901,444
    1,180,000    Reunion East Community
                 Development District, Florida,
                 Special Assessment,
                 5.20%, 11/01/2007                                    1,196,083


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,000,000    Vizcaya Community Development
                 District, Florida, Special
                 Assessment, Series B,
                 5.40%, 11/01/2007                               $    1,015,670
    1,225,000    Los Angeles, Community
                 Redevelopment Agency,
                 California Tax Allocation
                 Subordinated Lien Bunker,
                 Series L,
                 3.50%, 03/01/2008                                    1,239,112
    2,150,000    Village Community Development
                 District No. 5, Florida,
                 Special Assessment Revenue,
                 Series B,
                 5.00%, 05/01/2008                                    2,178,810
      845,000    Villasol Community Development
                 District, Florida, Special
                 Assessment Revenue, Series B,
                 5.375%, 05/01/2008                                     860,134
    2,840,000    California Economic Recovery
                 Bonds, Series A,
                 5.00%, 07/01/2008                                    3,103,524
      480,000    Etiwanda School District,
                 Community Facilities District
                 No. 3, California, Refunding,
                 4.50%, 08/01/2008                                      489,600
      565,000    Chula Vista, Community
                 Facilities District,
                 California Special Tax, No.
                 06-1 Eastlake Woods Area,
                 Series A,
                 4.25%, 09/01/2008                                      569,430
      375,000    Salinas Public Financing
                 Authority, California,
                 Revenue, Refunding Assessment
                 Districts, Refinancing
                 Subordinated, Series B,
                 4.75%, 09/02/2008                                      384,386
    1,940,000    Seven Oaks Community
                 Development District No. 2,
                 Florida, Special Assessment
                 Revenue, Series B,
                 5.30%, 11/01/2008                                    1,972,223
    1,000,000    California Economic Recovery
                 Bonds, Series A,
                 5.00%, 01/01/2009                                    1,092,350
    1,335,000    Los Angeles, Community
                 Redevelopment Agency,
                 California Tax Allocation
                 Subordinated Lien Bunker,
                 Series L,
                 3.50%, 03/01/2009                                    1,338,725


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 31

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,000,000    Middle Village Community
                 Development District, Florida,
                 Special Assessment, Series B,
                 5.00%, 05/01/2009                               $    1,005,790
    1,620,000    Las Vegas Special Improvement
                 District No. 607, Nevada,
                 Local Improvement Bonds,
                 4.80%, 06/01/2009                                    1,642,194
    2,585,000    California Economic Recovery
                 Bonds, Series A,
                 5.00%, 07/01/2009                                    2,843,991
      495,000    Etiwanda School District,
                 Community Facilities District
                 No. 3, California, Refunding,
                 4.70%, 08/01/2009                                      503,276
      680,000    Chula Vista, Community
                 Facilities District,
                 California Special Tax,
                 No. 06-1 Eastlake Woods Area,
                 Series A,
                 4.60%, 09/01/2009                                      686,814
      295,000    Salinas Public Financing
                 Authority, California, Revenue
                 Refunding Assessment
                 Districts, Refinancing
                 Subordinated, Series B,
                 5.00%, 09/02/2009                                      302,856
    2,300,000    Meadow Pointe III Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series 2004-1,
                 4.80%, 11/01/2009                                    2,300,322
   24,070,000    California Economic Recovery
                 Bonds, Series A,
                 5.25%, 01/01/2010                                   26,646,212
    1,390,000    Gateway Services Community
                 Development District, Florida,
                 Special Assessment, Sun City
                 Center, Fort Myers Project,
                 Series B,
                 5.50%, 05/01/2010                                    1,417,939
      470,000    Etiwanda School District,
                 Community Facilities District
                 No. 3, California, Refunding,
                 4.80%, 08/01/2010                                      478,672
    1,000,000    Sterling Hill Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series B,
                 5.50%, 11/01/2010                                    1,012,390


_______________________________________________________________________________

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


                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
 $  16,550,000   California Economic Recovery
                 Bonds, Series A,
                 5.25%, 01/01/2011                               $   18,433,555
    1,000,000    Concorde Estates Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series B,
                 5.00%, 05/01/2011                                      989,740
    2,000,000    Clark County, Special
                 Improvement District No. 142,
                 Nevada,
                 5.30%, 08/01/2011                                    2,025,700
      310,000    Salinas Public Financing
                 Authority, California, Revenue
                 Refunding, Assessment
                 Districts, Refinancing
                 Subordinated, Series B,
                 5.25%, 09/02/2011                                      319,870
    1,550,000    Venetian Community Development
                 District, Florida, Capital
                 Improvement Revenue, Series B,
                 5.95%, 05/01/2012                                    1,615,100
    1,600,000    Fiddlers Creek Community
                 Development District No. 2,
                 Florida, Special Assessment
                 Revenue, Series B,
                 5.75%, 05/01/2013                                    1,624,064
      790,000    Lincoln, Community Facilities
                 District No. 2003-1,
                 California Special Tax,
                 5.35%, 09/01/2016                                      793,199
    1,250,000    Celebrate Community
                 Development Authority,
                 Virginia, Special Assessment
                 Revenue, North Virginia
                 Project, Series B,
                 6.25%, 03/01/2018                                    1,267,175
      860,000    Beacon Tradeport Community
                 Development District, Florida,
                 Industrial Project, Series B,
                 7.125%, 05/01/2022                                     897,840
    1,235,000    Lincoln, Community Facilities
                 District No. 2003-1,
                 California Special Tax,
                 5.90%, 09/01/2024                                    1,247,782
                                                                 --------------
                 Total Special Tax (Cost $98,169,108)                99,575,054
                                                                 --------------
                 Total Tax Supported (Cost $200,541,638)            204,277,059
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 33

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Revenue-18.48%
                 Airport Revenue-0.06%
$     500,000    Denver City & County,
                 Colorado, Airport Revenue,
                 Series D, AMT,
                 7.75%, 11/15/2013                               $      611,980
                                                                 --------------
                 Total Airport Revenue (Cost $490,431)                  611,980
                                                                 --------------
                 Electric Revenue-8.61%
   17,400,000    Los Angeles, Department of
                 Water & Power, California
                 Revenue, Power Systems,
                 Series A, Subseries A-1,
                 4.50%, 07/01/2007                                   18,534,132
   19,000,000    California State Department of
                 Water Resources, Power Supply
                 Revenue, Series A,
                 5.50%, 05/01/2009                                   21,076,890
   13,525,000    Los Angeles, Department of
                 Water & Power, California
                 Revenue, Power Systems,
                 Series A, Subseries A-1,
                 5.00%, 07/01/2009                                   14,914,288
   21,205,000    California State Department of
                 Water Resources, Power Supply
                 Revenue, Series A,
                 5.25%, 05/01/2010                                   23,621,097
    3,580,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 Systems Revenue, Refunding,
                 Series C,
                 5.30%, 01/01/2015                                    3,831,710
                                                                 --------------
                 Total Electric Revenue (Cost $80,349,732)           81,978,117
                                                                 --------------
                 Health Care Revenue-1.50%
    2,400,000    Miami Beach, Florida Health
                 Facilities Authority Hospital
                 Revenue, Refunding, Mount Sinai
                 Medical Center,
                 6.75%, 11/15/2024                                    2,495,520
    3,085,000    California Statewide
                 Communities Development
                 Authority, Revenue, Kaiser
                 Permanente, Series C,
                 3.70%, 11/01/2029(b)                                 3,121,341


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,455,000    California Statewide
                 Communities Development
                 Authority Revenue, Kaiser
                 Permanente, Series C,
                 3.85%, 08/01/2031(b)                            $    3,544,968
    5,095,000    California Statewide
                 Communities Development
                 Authority Revenue, Kaiser
                 Permanente, Series F,
                 2.30%, 04/01/2033(b)                                 5,081,040
                                                                 --------------
                 Total Health Care Revenue
                   (Cost $13,988,736)                                14,242,869
                                                                 --------------
                 Higher Education Revenue-0.39%
    1,280,000    University of California,
                 Revenue. Series A,
                 5.00%, 05/15/2006                                    1,343,680
    2,105,000    California Educational
                 Facilities Authority Revenue,
                 University of the Pacific,
                 5.50%, 11/01/2018                                    2,321,036
                                                                 --------------
                 Total Higher Education Revenue
                   (Cost $3,516,763)                                  3,664,716
                                                                 --------------
                 Tobacco Revenue-0.25%
       60,000    Children's Trust Fund, Puerto
                 Rico, Tobacco Settlement
                 Revenue,
                 5.75%, 07/01/2020                                       66,589
    2,425,000    Badger Tobacco Asset
                 Securitization Corp.,
                 Wisconsin, Tobacco Settlement
                 Asset-Backed Bonds,
                 6.125%, 06/01/2027                                   2,314,663
                                                                 --------------
                 Total Tobacco Revenue
                   (Cost $2,289,581)                                  2,381,252
                                                                 --------------
                 Water/Sewer Revenue-2.28%
    8,150,000    Metropolitan Water District of
                 Southern California,
                 Waterworks Revenue, Series B,
                 5.00%, 07/01/2010                                    9,015,612
    2,460,000    San Francisco City & County
                 Public Utilities Commission,
                 California, Waterworks
                 Revenue, Series A,
                 5.00%, 11/01/2012                                    2,612,766


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 35

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,285,000    California State Department of
                 Water Resources, Water System
                 Revenue, Series O,
                 5.00%, 12/01/2015                               $    2,375,006
    5,000,000    Sacramento County Sanitation
                 District Financing Authority,
                 California, Revenue, Series A,
                 5.60%, 12/01/2016                                    5,250,950
    2,045,000    Metropolitan Water District of
                 Southern California,
                 Waterworks Revenue, Series A,
                 5.75%, 07/01/2021                                    2,437,047
                                                                 --------------
                 Total Water/Sewer Revenue
                   (Cost $20,898,997)                                21,691,381
                                                                 --------------
                 Miscellaneous Revenue-1.89%
    6,485,000    Los Angeles, California,
                 Harbor Department Revenue,
                 Series B, AMT,
                 5.75%, 08/01/2009                                    6,930,714
    8,975,000    Los Angeles County Public
                 Works Financing Authority,
                 California, Refunding Flood
                 Control District, Series A,
                 5.00%, 03/01/2010                                    9,900,233
    1,190,000    Broad Street Community
                 Development Authority,
                 Virginia, Revenue,
                 7.125%, 06/01/2015                                   1,209,087
                                                                 --------------
                 Total Miscellaneous Revenue
                   (Cost $17,490,145)                                18,040,034
                                                                 --------------
                 Industrial Development/Pollution
                 Control Revenue-3.50%
    5,165,000    California Pollution Control
                 Financing Authority, Pollution
                 Control Revenue, Southern
                 California Edison, Series B,
                 2.00%, 03/01/2008(b)                                 5,126,676
    2,945,000    California Pollution Control
                 Financing Authority, Pollution
                 Control Revenue, Southern
                 California Edison, Series C,
                 2.00%, 03/01/2008(b)                                 2,923,148
    3,280,000    Louisa Industrial Development
                 Authority, Virginia, Pollution
                 Control Revenue, Virginia
                 Electric & Power Co.,
                 5.25%, 12/01/2008(b)                                 3,479,916


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,000,000    California Statewide
                 Communities Development
                 Authority, Solid Waste Revenue,
                 2.90%, 04/01/2011(b)                            $    2,985,030
      415,000    Michigan State Strategic Fund,
                 Solid Waste Disposal Revenue,
                 Limited Obligation Waste
                 Management,
                 3.00%, 12/01/2013(b)                                   416,287
    2,500,000    Putnam County, West Virginia,
                 Pollution Control Revenue,
                 Appalachian Power Co., Project,
                 Series E,
                 2.80%, 05/01/2019(b)                                 2,499,475
    2,500,000    California Pollution Control
                 Financing Authority, Solid
                 Waste Disposal Revenue, Waste
                 Management, Series A,
                 3.125%, 01/01/2022(b)                                2,502,450
    3,050,000    Pope County, Arkansas, Revenue
                 Refunding, Entergy Arkansas,
                 Inc. Project,
                 5.05%, 09/01/2028(b)                                 3,088,430
    4,400,000    Maricopa County Arizona,
                 Pollution Control Revenue,
                 Arizona Public Service Co.,
                 Series F,
                 1.875%, 05/01/2029(b)                                4,392,960
    3,415,000    Beaver County Industrial
                 Development Authority,
                 Pennsylvania Pollution Control
                 Revenue, Cleveland Electric Project,
                 3.75%, 10/01/2030(b)                                 3,406,189
    1,000,000    Maricopa County Industrial
                 Development Authority,
                 Arizona, Solid Waste Disposal
                 Revenue, Waste Management,
                 Inc., Project,
                 4.80%, 12/01/2031(b)                                 1,003,200
    1,500,000    California Pollution Control
                 Financing Authority, Solid
                 Waste Disposal Revenue,
                 Republic Services Inc., Project,
                 2.00%, 12/01/2033(b)                                 1,498,935
                                                                 --------------
                 Total Industrial Development/Pollution
                 Control Revenue
                   (Cost $33,181,250)                                33,322,696
                                                                 --------------
                 Total Revenue (Cost $172,205,635)                  175,933,045
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 37

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Asset-Backed Securities-3.04%
                 Housing-3.04%
$   3,325,000    Munimae Trust, Series 2001-1,
                 Class A,
                 4.35%, 10/26/2016                               $    3,387,011
    3,875,000    Munimae Trust, Series 2001-2,
                 Class A,
                 4.35%, 10/26/2016                                    3,947,269
      775,000    California Rural Home Mortgage
                 Finance Authority,
                 Single-Family Mortgage
                 Revenue, Mortgage-Backed
                 Securities Program, Series A,
                 GNMA/FNMA,
                 6.55%, 06/01/2030(b)                                   818,292
    7,575,000    CSUCI Financing Authority
                 Revenue, California, Rental
                 Housing,
                 1.60%, 08/01/2031(b)                                 7,568,788
   13,235,000    California Statewide
                 Communities Development
                 Authority, Fountains Seacliff
                 Apartments,
                 2.10%, 10/15/2035(b)                                13,240,559
                                                                 --------------
                 Total Housing (Cost $28,829,058)                    28,961,919
                                                                 --------------
                 Total Asset-Backed Securities
                   (Cost $28,829,058)                                28,961,919
                                                                 --------------
                 Investment Summary
                 Total Investments-99.34%
                   (Cost $918,966,022)(c)                           945,888,796
                 Cash and Other Assets,
                   Less Liabilities-0.66%                             6,322,046
                                                                 --------------
                 Net Assets-100.00%                              $  952,210,842
                                                                 ==============


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                    Intermediate California Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

INTEREST RATE SWAPS (see Note I)



Notional                                Rate             Rate       Termination     Unrealized
Amount           Description          Received           Paid           Date        Gain/(Loss)
------------------------------------------------------------------------------------------------
$ 43,700,000     Merrill Lynch       85.10% of
                 Interest           Rate 1 Month
                 Swap                  LIBOR+          Variable*     02/03/2006     $  141,515

   9,400,000     JP Morgan
                 Interest Rate
                 Swap                  2.173%          Variable*     09/01/2006         19,925

   6,750,000     Merrill Lynch
                 Interest Rate
                 Swap                  3.218%          Variable*     07/01/2009        154,380

   9,400,000     JP Morgan
                 Interest Rate
                 Swap                 Variable*         3.365%       02/01/2012       (109,849)

   6,750,000     Merrill Lynch
                 Interest Rate
                 Swap                 Variable*         3.775%       02/01/2013       (239,727)
                                                                                    ----------
Total Interest Rate Swaps                                                           $  (33,756)
                                                                                    ==========


* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+  Interest based on LIBOR (London Interbank Offered Rate).

(a) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract and interest rate swaps.

(b)  Variable-rate coupon, rate shown as of September 30, 2004.

(c) At September 30, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $28,004,194 and gross unrealized depreciation of investments was $1,081,420, resulting in net unrealized appreciation of $26,922,774.

Explanation of abbreviations:

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CSUCI - California State University Channel Islands
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corporation
RADIAN - Radian Group Inc.


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 39

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

INTERMEDIATE DIVERSIFIED PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004


Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Tax-Exempt Variable-Rate Demand Notes-4.44%
$   6,500,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series B-1,
                 1.71%, 05/01/2022                               $    6,500,000
    5,800,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series B-5,
                 1.73%, 05/01/2022                                    5,800,000
   11,400,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series B-2,
                 1.80%, 05/01/2022                                   11,400,000
    8,000,000    New York City Transitional
                 Finance Authority, New York
                 Recovery, Series 3-Subseries 3E,
                 1.71%, 11/01/2022                                    8,000,000
    7,700,000    New York City Transitional
                 Finance Authority, New York
                 Recovery, Series 3-Subseries 3F,
                 1.71%, 11/01/2022                                    7,700,000
   11,855,000    New York City Transitional
                 Finance Authority Revenue, New
                 York Recovery, Series
                 1-Subseries 1C,
                 1.72%, 11/01/2022                                   11,855,000
    7,600,000    New York City Transitional
                 Finance Authority, New York
                 Recovery, Series 3-Subseries 3H,
                 1.72%, 11/01/2022                                    7,600,000
    1,000,000    Gulf Coast Waste Disposal
                 Authority, Texas, Environmental
                 Facilities Revenue, ExxonMobil
                 Project, Series B,
                 1.70%, 06/01/2025                                    1,000,000
    2,800,000    Gulf Coast Waste Disposal
                 Authority, Texas,
                 Environmental Facilities
                 Revenue, ExxonMobil Project,
                 1.70%, 12/01/2025                                    2,800,000
    3,900,000    Gulf Coast Waste Disposal
                 Authority, Texas, Amoco Oil
                 Co. Project,
                 1.79%, 07/01/2027(a)                                 3,900,000
    7,700,000    Harris County, Texas
                 Industrial Development
                 Corporation Pollution Control
                 Revenue, Exxon Project,
                 1.70%, 08/15/2027                                    7,700,000


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$  16,700,000    Lower Neches Valley Authority,
                 Texas, Industrial Development
                 Corp. Exempt Facilities Revenue,
                 Exxonmobil Project, Series B,
                 1.70%, 11/01/2029                               $   16,700,000
   12,500,000    Massachusetts State, Central
                 Artery, Series A,
                 1.74%, 12/01/2030                                   12,500,000
    3,700,000    New York City Transitional
                 Finance Authority, New York
                 Recovery, Series 3-Subseries 3E,
                 1.71%, 11/01/2033                                    3,700,000
    1,000,000    Michigan State Strategic Fund
                 Limited Obligation Revenue,
                 Henry Ford Museum Village Project,
                 1.77%, 12/01/2033                                    1,000,000
    6,500,000    Los Angeles Department of
                 Water & Power, Revenue,
                 Subseries B-3,
                 1.74%, 07/01/2034                                    6,500,000
    4,800,000    Whiting, Indiana,
                 Environmental Facilities
                 Revenue, Refunding, BP Products
                 Project, Series C,
                 1.79%, 07/01/2034                                    4,800,000
    3,200,000    Valdez, Alaska, Marine
                 Terminal Revenue, Refunding,
                 BP Pipelines Project, Series B,
                 1.74%, 07/01/2037                                    3,200,000
    1,700,000    Gulf Coast Waste Disposal
                 Authority, Texas,
                 Environmental Facilities
                 Revenue, Bp Amoco Chemical
                 Project, Series B,
                 1.79%, 09/01/2038                                    1,700,000
                                                                 --------------
                 Tax-Exempt Variable-Rate Demand Notes
                   (Cost $124,355,000)                              124,355,000
                                                                 --------------
                 Prerefunded/Escrowed-6.83%
    4,565,000    Metropolitan Washington
                 Airport Authority, District of
                 Columbia Revenue, Virginia
                 General Airport, Series A, MBIA,
                 5.90%, 10/01/2010,
                 Prerefunded 10/01/2004 @ 102                         4,656,300
    1,525,000    Cumberland County,
                 Pennsylvania, Municipal
                 Authority Revenue, 1st Mortgage
                 Carlisle Hospital & Health,
                 6.80%, 11/15/2023,
                 Prerefunded 11/15/2004 @ 102                         1,564,787


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 41

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,315,000    New York State Urban
                 Development Corp.,
                 Correctional Facilities, Series 5,
                 6.00%, 01/01/2005,
                 Escrowed to Maturity                            $    1,329,597
    2,330,000    Fulton County Building
                 Authority, Georgia, Series A,
                 8.75%, 01/01/2005,
                 Escrowed to Maturity                                 2,370,472
    1,445,000    New York City, New York,
                 Series D,
                 6.50%, 02/15/2005,
                 Escrowed to Maturity                                 1,471,574
    3,805,000    New York City, New York,
                 Series E, AMBAC,
                 6.50%, 02/15/2005,
                 Escrowed to Maturity                                 3,875,659
    1,205,000    Chicago, Illinois,
                 Series A, AMBAC,
                 4.50%, 01/01/2006,
                 Escrowed to Maturity                                 1,246,307
    1,400,000    Massachusetts State,
                 Consolidated Loans,
                 Series A, MBIA,
                 5.00%, 01/01/2008,
                 Prerefunded 01/01/2006 @ 101                         1,468,474
    1,190,000    Roanoke, Virginia,
                 5.00%, 02/01/2011,
                 Prerefunded 02/01/2006 @ 102                         1,263,721
    7,290,000    Ohio State Turnpike
                 Commission, Turnpike Revenue,
                 Series A,
                 5.50%, 02/15/2026,
                 Prerefunded 02/15/2006 @ 102(b)                      7,799,352
    2,400,000    Plano Independent School
                 District, Texas, PSF Guaranteed,
                 5.50%, 02/15/2014,
                 Prerefunded 02/15/2006 @ 100                         2,520,816
    4,950,000    Ohio State Turnpike
                 Commission, Turnpike Revenue,
                 Series A,
                 5.70%, 02/15/2013,
                 Prerefunded 02/15/2006 @ 102                         5,309,123
    7,390,000    New York City, New York,
                 Series I,
                 5.875%, 03/15/2013,
                 Prerefunded 03/15/2006 @ 101.5                       7,932,056
    1,340,000    Virginia Polytechnic Institute
                 & State University Revenue,
                 Series A,
                 5.25%, 06/01/2008,
                 Prerefunded 06/01/2006 @ 102                         1,442,443


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,035,000    Massachusetts State
                 Consolidated Loans,
                 Series B, FGIC,
                 5.50%, 06/01/2012,
                 Prerefunded 06/01/2006 @ 101                    $    1,107,388
    4,775,000    Chicago, Illinois, Emergency
                 Telephone System, FGIC,
                 5.50%, 01/01/2007,
                 Escrowed to Maturity                                 5,143,344
    1,780,000    Jefferson County, Alabama,
                 Sewer Revenue, Refunding,
                 Warrants, Series A, FGIC,
                 5.375%, 02/01/2027,
                 Prefunded 02/01/2007 @ 100                           1,915,173
    2,030,000    MTA, New York, Commuter
                 Facilities, Revenue,
                 Series C2, FGIC,
                 6.00%, 07/01/2007,
                 Escrowed to Maturity                                 2,244,713
    1,000,000    Illinois Educational
                 Facilities Authority, Revenue,
                 Loyola University, Chicago,
                 Series A,
                 7.00%, 07/01/2007,
                 Escrowed to Maturity                                 1,101,050
    1,000,000    Cook County, Illinois, MBIA,
                 7.25%, 11/01/2007,
                 Escrowed to Maturity                                 1,069,760
       10,000    Connecticut State,
                 5.50%, 12/01/2007,
                 Escrowed to Maturity                                    10,994
    1,265,000    Intermountain Power Agency,
                 Utah, Power Supply Revenue,
                 Series A, AMBAC,
                 6.50%, 07/01/2008,
                 Escrowed to Maturity                                 1,456,205
    2,785,000    Massachusetts State,
                 Consolidated Loan, Series C,
                 5.25%, 08/01/2011,
                 Prerefunded 08/01/2008 @ 101                         3,082,382
    8,625,000    Jefferson County, Alabama,
                 Sewer Revenue, Capital
                 Improvement Warrants,
                 Series A, FGIC,
                 5.00%, 02/01/2033,
                 Prerefunded 02/01/2009 @ 101                         9,531,746
    1,060,000    Jefferson County, Alabama,
                 Sewer Revenue, Capital
                 Improvement Warrants,
                 Series A, FGIC,
                 5.125%, 02/01/2039,
                 Prerefunded 02/01/2009 @ 101                         1,176,812


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 43

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,745,000    Jefferson County, Alabama,
                 Sewer Revenue, Capital
                 Improvement Warrants,
                 Series A, FGIC,
                 5.375%, 02/01/2036,
                 Prerefunded 02/01/2009 @ 101                    $    1,962,636
    4,290,000    Jefferson County, Alabama,
                 Sewer Revenue, Series A,
                 5.75%, 02/01/2038,
                 Prerefunded 02/01/2009 @ 101                         4,890,514
    3,495,000    Ohio State Public Facilities
                 Commission, Higher Education
                 Capital Facilities, Series A, AMBAC,
                 5.25%, 05/01/2009,
                 Escrowed to Maturity                                 3,568,954
      175,000    District of Columbia,
                 Prerefunded 2001, Series B, FSA,
                 5.50%, 06/01/2009,
                 Escrowed to Maturity                                   197,029
    1,185,000    New Mexico State Highway
                 Commission Revenue,
                 Subordinated Lien-Tax,
                 Series B, AMBAC,
                 5.00%, 06/15/2009,
                 Escrowed to Maturity                                 1,309,330
    1,000,000    Oklahoma Development Finance
                 Authority, Revenue, Hillcrest
                 Healthcare System, Series A,
                 5.00%, 08/15/2009,
                 Escrowed to Maturity                                 1,096,440
    2,240,000    Oklahoma Development Finance
                 Authority, Revenue, Hillcrest
                 Healthcare System, Series A,
                 5.75%, 08/15/2013,
                 Prerefunded 08/15/2009 @ 101                         2,551,270
    1,130,000    Michigan Municipal Bond
                 Authority, Revenue, Clean
                 Water Revolving Fund,
                 5.625%, 10/01/2011,
                 Prerefunded 10/01/2009 @ 101                         1,298,325
    3,745,000    Michigan Municipal Bond
                 Authority, Revenue, Clean
                 Water Revolving Fund,
                 5.75%, 10/01/2014,
                 Prerefunded 10/01/2009 @ 101                         4,324,614
      235,000    Palm Beach County Solid Waste
                 Authority, Florida, Revenue,
                 Series A, AMBAC,
                 6.00%, 10/01/2009,
                 Escrowed to Maturity                                   272,038


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,145,000    Montgomery County, Ohio,
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.40%, 12/01/2009,
                 Escrowed to Maturity                            $    1,267,767
    2,100,000    Montgomery County, Ohio,
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.50%, 12/01/2010,
                 Prerefunded 12/01/2009 @ 100                         2,331,504
    1,000,000    Montgomery County, Ohio,
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.60%, 12/01/2011,
                 Prerefunded 12/01/2009 @ 100                         1,113,260
    3,475,000    Detroit, Michigan, Water
                 Supply Systems Revenue, Senior
                 Lien, Series A, FGIC,
                 5.875%, 07/01/2022,
                 Prerefunded 01/01/2010 @ 101                         4,014,841
    2,935,000    Detroit, Michigan, Sewage
                 Disposal Revenue, Series A,
                 6.00%, 07/01/2029,
                 Prerefunded 01/01/2010 @ 101                         3,408,680
    1,085,000    Route 3 North Transport
                 Improvement Associates,
                 Massachusetts Lease Revenue,
                 MBIA,
                 5.375%, 06/15/2022,
                 Prerefunded 06/15/2010 @ 100                         1,221,341
    3,000,000    Colorado Department of
                 Transportation, Transportation
                 Revenue, AMBAC,
                 6.00%, 06/15/2015,
                 Prerefunded 06/15/2010 @ 100.5                       3,495,810
    2,790,000    Massachusetts State,
                 Consolidated Loan, Series C,
                 5.75%, 10/01/2014,
                 Prerefunded 10/01/2010 @ 100                         3,189,640
    2,390,000    Illinois State, First
                 Series, MBIA,
                 5.75%, 12/01/2013,
                 Prerefunded 12/01/2010 @ 100                         2,762,625
    1,425,000    Snohomish County, Washington,
                 School District No. 016
                 Arlington, FGIC,
                 6.50%, 12/01/2015,
                 Prerefunded 12/01/2010 @ 100                         1,706,894
    1,780,000    Chicago, Illinois, Park
                 District Harbor Facilities
                 Revenue,
                 5.875%, 01/01/2013,
                 Prerefunded 01/01/2011 @ 100                         2,058,143


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 45

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,920,000    Chicago, Illinois, Park
                 District Harbor Facilities
                 Revenue,
                 5.875%, 01/01/2014,
                 Prerefunded 01/01/2011 @ 100                    $    2,220,019
    2,035,000    Chicago, Illinois, Park
                 District Harbor Facilities
                 Revenue,
                 5.875%, 01/01/2015,
                 Prerefunded 01/01/2011 @ 100                         2,352,989
   11,870,000    Massachusetts State,
                 Consolidated Loan, Series C,
                 5.375%, 12/01/2018,
                 Prerefunded 12/01/2011 @ 100                        13,403,723
    7,725,000    Jefferson County, Alabama,
                 Sewer Revenue, Capital
                 Improvement Warrants, FGIC,
                 5.00%, 02/01/2041,
                 Prefunded 08/01/2012 @ 100                           8,567,334
    2,465,000    Massachusetts State,
                 Consolidated Loan,
                 Series D, MBIA
                 5.375%, 08/01/2022,
                 Prerefunded 08/01/2012 @ 100                         2,796,789
      110,000    Massachusetts State,
                 Consolidated Loan, Series D,
                 5.375%, 08/01/2022,
                 Prerefunded 08/01/2012 @ 100                           126,026
    2,755,000    Tarrant County Health
                 Facilities Development Corp.,
                 Texas, Harris Methodist Health
                 System, Series A,
                 5.125%, 09/01/2012,
                 Escrowed to Maturity                                 3,023,805
    1,075,000    Anchorage, Alaska, School
                 Improvement, Series B, FGIC,
                 5.875%, 12/01/2012,
                 Escrowed to Maturity                                 1,250,107
    4,100,000    North Carolina Municipal Power
                 Agency No. 1, Catawba
                 Electric Revenue,
                 5.50%, 01/01/2013,
                 Escrowed to Maturity                                 4,639,437
    2,045,000    Retama Development Corp.,
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2013,
                 Escrowed to Maturity                                 2,895,986
      150,000    Florida State Board of
                 Education, Capital Outlay,
                 9.125%, 06/01/2014,
                 Escrowed to Maturity                                   205,217


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$     950,000    Massachusetts State, Water
                 Pollution Abatement, Series B,
                 5.25%, 08/01/2014,
                 Escrowed to Maturity                            $    1,085,432
    2,760,000    MTA, New York Dedicated Tax
                 Fund, Series A, FGIC,
                 5.00%, 04/01/2023,
                 Prerefunded 10/01/2015 @ 100                         3,116,150
    3,860,000    Retama Development Corp.,
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2014,
                 Escrowed to Maturity                                 5,567,432
    1,125,000    Retama Development Corp.,
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2015,
                 Escrowed to Maturity                                 1,636,459
    1,000,000    Bell County Health Facilities
                 Development Corp., Texas,
                 Lutheran General Healthcare
                 System,
                 6.50%, 07/01/2019,
                 Escrowed to Maturity                                 1,250,120
    4,940,000    Rhode Island Depositors
                 Economic Protection Corp.,
                 Series A, FSA,
                 5.75%, 08/01/2019,
                 Escrowed to Maturity                                 5,796,003
    1,500,000    Rhode Island Depositors
                 Economic Protection Corp.,
                 Series A, FSA,
                 5.50%, 08/01/2020,
                 Escrowed to Maturity                                 1,698,060
    1,720,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System Revenue, Series A,
                 6.00%, 01/01/2026,
                 Prerefunded 01/01/2022 @ 100                         2,059,425
    5,780,000    Rhode Island Depositors
                 Economic Protection Corp.,
                 Series A,
                 6.375%, 08/01/2022,
                 Escrowed to Maturity                                 7,320,543
                                                                 --------------
                 Total Prerefunded/Escrowed
                   (Cost $176,471,673)                              191,142,959
                                                                 --------------
                 Inflation Adjusted-0.89%
    1,790,000    Orlando, Florida, Waste Water
                 System Revenue, Series A,
                 Variable Rate CPI Bond,
                 5.785%, 10/01/2007(a)                                1,834,141


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 47

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,900,000    Orlando, Florida, Waste Water
                 System Revenue, Series A,
                 Variable Rate CPI Bond,
                 5.725%, 10/01/2004(a)                           $    1,900,000
    2,050,000    Orlando, Florida, Waste Water
                 System Revenue, Series A,
                 Variable Rate CPI Bond,
                 5.745%, 10/01/2005(a)                                2,081,816
    2,165,000    Orlando, Florida, Waste Water
                 System Revenue, Series A,
                 Variable Rate CPI Bond,
                 5.765%, 10/01/2006(a)                                2,217,090
    5,995,000    Orlando, Florida, Waste Water
                 System Revenue, Series A,
                 Variable Rate CPI Bond,
                 Mandatory Put 10/01/2007,
                 5.785%, 10/01/2015(a)                                6,142,837
    5,705,000    Illinois Development Finance
                 Authority, Adventist Health
                 System, Series B, Variable
                 Rate CPI Bond, MBIA,
                 3.695%, 01/01/2019(a)                                5,815,962
    4,750,000    Delaware Valley Regional
                 Finance Authority,
                 Pennsylvania, Local Government
                 Revenue Series A, Variable
                 Rate CPI Bond, AMBAC,
                 Mandatory Put 07/01/2007,
                 6.866%, 07/01/2027(a)                                4,909,648
                                                                 --------------
                 Total Inflation Adjusted
                   (Cost $23,894,251)                                24,901,494
                                                                 --------------
                 Insured-42.99%
    2,430,000    Tampa, Florida, Utility Tax &
                 Special Revenue, Refunding,
                 AMBAC,
                 6.00%, 10/01/2004                                    2,430,000
    5,065,000    New York City, New York,
                 Unrefunded, Series E, AMBAC,
                 6.50%, 02/15/2005                                    5,155,714
    1,250,000    Minneapolis, Minnesota,
                 Healthcare System Revenue,
                 Fairview Health Services,
                 Series B, MBIA,
                 4.50%, 05/15/2005                                    1,272,012


_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,875,000    Washington State Public Power
                 Supply System, Revenue,
                 Nuclear Project No. 1,
                 Series A, AMBAC,
                 6.00%, 07/01/2005                               $    1,933,050
    2,395,000    Hawaii State, Airports Systems
                 Revenue, Series B, FGIC,
                 6.125%, 07/01/2005                                   2,471,329
    1,640,000    New York State Dormitory
                 Authority Revenue, City
                 University System
                 Consolidated, Series C, AMBAC,
                 6.25%, 07/01/2005                                    1,696,235
    2,745,000    Orangeburg, South Carolina,
                 Projects Corporation, Capital
                 Projects Sales & Use Tax
                 Revenue, MBIA,
                 4.50%, 10/01/2005                                    2,815,684
      795,000    Chicago, Illinois, Unrefunded
                 Balance, Series A, AMBAC,
                 4.50%, 01/01/2006                                      822,054
    2,500,000    Hawaii State, Series CA, FSA,
                 5.50%, 01/01/2006                                    2,613,700
    1,000,000    Allegheny County,
                 Pennsylvania, Airport Revenue,
                 Pittsburgh International
                 Airport, Series A-1, MBIA, AMT,
                 5.75%, 01/01/2006                                    1,046,000
    1,200,000    Williamson County, Texas, FSA,
                 5.00%, 02/15/2006                                    1,251,216
    2,385,000    Johnston County, North
                 Carolina, Public Improvement, FSA,
                 4.00%, 03/01/2006                                    2,458,816
    1,000,000    Utah State Board of Regents,
                 Student Loan Revenue,
                 Series J, AMBAC, AMT,
                 6.00%, 05/01/2006                                    1,051,550
    1,895,000    Minneapolis, Minnesota,
                 Healthcare System Revenue,
                 Fairview Health Services,
                 Series B, MBIA,
                 4.50%, 05/15/2006                                    1,969,094
    9,000,000    Michigan State Comprehensive
                 Transportation Revenue,
                 Refunding, Series A, FSA,
                 5.00%, 05/15/2006                                    9,449,280
    1,970,000    Clark County, Nevada, Bond
                 Bank, MBIA,
                 5.00%, 06/01/2006                                    2,070,332


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 49

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,340,000    Arlington, Texas, Waterworks &
                 Sewer Revenue, AMBAC,
                 6.00%, 06/01/2006                               $    1,429,539
   12,780,000    Clark County School District,
                 Nevada, Series C, MBIA,
                 5.00%, 06/15/2006                                   13,445,966
    6,520,000    Delaware Transportation
                 Authority, Transportation
                 System, Revenue, Refunding, FSA,
                 4.375%, 07/01/2006                                   6,802,577
    2,095,000    Virginia Port Authority,
                 Facilities Revenue, MBIA, AMT,
                 6.00%, 07/01/2006                                    2,240,414
    2,200,000    Clark County Public Utility
                 District No. 1, Washington,
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2007                                    2,359,676
    4,485,000    Cleveland, Ohio, Waterworks
                 Revenue, Series G, MBIA,
                 5.50%, 01/01/2007                                    4,815,634
    2,240,000    New Jersey State Turnpike
                 Authority, Revenue, Unrefunded
                 Balance, Series A, MBIA,
                 5.50%, 01/01/2007                                    2,408,202
    6,110,000    Chicago, Illinois, O'Hare
                 International Airport,
                 Revenue, Second Lien-
                 Series A, AMBAC,
                 6.00%, 01/01/2007                                    6,569,777
    5,015,000    Massachusetts State, Refunding,
                 Series A, MBIA,
                 5.50%, 02/01/2007                                    5,412,388
   18,510,000    New Jersey State Transit
                 Corp., Capital Grant
                 Anticipation Notes,
                 Series B, AMBAC,
                 5.75%, 02/01/2007                                   20,010,976
    2,725,000    Garland Independent School
                 District, Texas, Refunding,
                 Series A, PSF-Guaranteed,
                 4.00%, 02/15/2007                                    2,844,246
    3,100,000    Katy Independent School
                 District, Series A, PSF
                 Guaranteed,
                 5.00%, 02/15/2007                                    3,306,708
    1,000,000    Williamson County, Texas,
                 Limited Tax Notes, Series B, FSA,
                 5.00%, 02/15/2007                                    1,066,680
    1,965,000    Waco Independent School
                 District, Texas, Refunding,
                 PSF Guaranteed,
                 5.25%, 02/15/2007                                    2,107,266


_______________________________________________________________________________

50 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,000,000    Prince George's County,
                 Maryland, Consolidated Public
                 Improvement, Series A, MBIA,
                 6.00%, 03/15/2007                               $    1,094,200
    5,140,000    New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund, Series B, AMBAC,
                 5.00%, 04/01/2007                                    5,504,786
    2,375,000    New Jersey Economic
                 Development Authority, Revenue
                 Transportation Project
                 Sublease, Series A, FSA,
                 5.50%, 05/01/2007                                    2,576,139
    2,000,000    Walled Lake Consolidated
                 School District, Michigan, MBIA,
                 6.00%, 05/01/2007                                    2,188,480
    1,000,000    Massachusetts State Health &
                 Educational Facilities
                 Authority, Revenue, New
                 England Medical Center
                 Hospital, Series H, FGIC,
                 5.00%, 05/15/2007                                    1,071,440
    1,000,000    Michigan State Comprehensive
                 Transportation Revenue,
                 Series B, FSA,
                 5.00%, 05/15/2007                                    1,071,700
    1,715,000    Northeast Hospital Authority,
                 Texas, Northeast Medical
                 Center Hospital, Revenue, FSA,
                 5.75%, 05/15/2007                                    1,863,605
    9,985,000    District of Columbia
                 Refunding, Series B-1, AMBAC,
                 5.50%, 06/01/2007                                   10,840,914
    2,500,000    New Jersey State, Certificates
                 of Participation, Refunding,
                 Series A, FSA,
                 5.25%, 06/15/2007                                    2,694,925
    2,525,000    Philadelphia, Pennsylvania,
                 Airport Revenue, Series A, FGIC,
                 6.00%, 06/15/2007                                    2,764,850
    1,200,000    Philadelphia, Pennsylvania,
                 Airport Revenue,
                 Series B, FGIC, AMT,
                 6.00%, 06/15/2007                                    1,304,796
    9,600,000    Wisconsin State
                 Transportation, Revenue,
                 Series A, MBIA,
                 5.00%, 07/01/2007                                   10,307,712
    1,065,000    Oklahoma City, Oklahoma,
                 Airport Trust Junior Lien-27th
                 Series-Series B, FSA,
                 5.50%, 07/01/2007                                    1,146,973


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 51

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,105,000    Delaware Transportation
                 Authority, System Revenue,
                 AMBAC,
                 6.00%, 07/01/2007                               $    1,221,566
    2,775,000    Washington State Public Power
                 Supply System Revenue, Nuclear
                 Project No. 1, Series A, AMBAC,
                 6.00%, 07/01/2007                                    3,017,785
    5,775,000    Washoe County School District,
                 Nevada, Refunding, FSA,
                 5.00%, 08/01/2007                                    6,213,322
    6,075,000    Hawaii State, Series CV, FGIC,
                 5.50%, 08/01/2007                                    6,651,943
    2,635,000    Orangeburg, South Carolina,
                 Projects Corporation, Capital
                 Projects Sales & Use Tax
                 Revenue, MBIA,
                 4.75%, 10/01/2007                                    2,827,539
    3,100,000    South Carolina Transportation
                 Infrastructure, Revenue,
                 Series A, AMBAC,
                 5.00%, 10/01/2007                                    3,348,806
    2,115,000    Connecticut State Resource
                 Recovery Authority,
                 Mid-Connecticut System,
                 Series A, MBIA,
                 5.75%, 11/15/2007                                    2,332,147
    3,580,000    Illinois State Unemployment
                 Insurance Fund Building
                 Receipts Revenue, Series A, FSA,
                 5.00%, 12/15/2007                                    3,865,577
    1,000,000    Palm Beach, Florida, Beach
                 Restoration Project, Series A, FSA,
                 5.00%, 01/01/2008                                    1,081,170
    3,125,000    Tacoma, Washington, Electric
                 Systems Revenue, Series A, FGIC,
                 5.00%, 01/01/2008                                    3,372,562
    1,000,000    District of Columbia
                 Certificates of Participation,
                 AMBAC,
                 5.25%, 01/01/2008                                    1,088,920
    2,270,000    Clark County Public Utility
                 District No. 1, Washington,
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2008                                    2,484,969
    1,465,000    Sangamon County School
                 District No. 186, Illinois, FGIC,
                 5.55%, 01/01/2008                                    1,573,923
    1,000,000    Berkley City School District,
                 Michigan, FGIC,
                 7.00%, 01/01/2008                                    1,139,450


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   5,330,000    Hawaii State, Refunding,
                 Series CY, FSA,
                 5.25%, 02/01/2008                               $    5,838,908
   17,915,000    Massachusetts State, Refunding,
                 Series A, MBIA,
                 5.50%, 02/01/2008                                   19,707,754
    2,000,000    Garland, Independent School
                 District, Texas, Refunding,
                 Series A, PSF Guaranteed,
                 4.00%, 02/15/2008                                    2,104,680
    5,320,000    Cypress-Fairbanks Independent
                 School District, Texas,
                 PSF Guaranteed,
                 5.75%, 02/15/2008                                    5,897,486
    1,000,000    Memphis-Shelby County Airport
                 Authority, Tennessee, Revenue,
                 Series A, MBIA, AMT,
                 6.00%, 02/15/2008                                    1,101,590
    1,000,000    New Jersey Environmental
                 Infrastructure Trust,
                 Wastewater Treatment, AMBAC,
                 5.00%, 03/01/2008                                    1,087,930
    1,875,000    Port of Port Arthur Navigation
                 District, Texas, AMBAC,
                 6.00%, 03/01/2008                                    2,093,119
    1,320,000    Connecticut State,
                 Series G, MBIA,
                 5.00%, 03/15/2008                                    1,436,899
    4,440,000    New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund, Second General
                 Series B, FSA,
                 5.00%, 04/01/2008                                    4,825,703
    4,035,000    Ohio State Building Authority,
                 Workers Compensation
                 Facilities, Series A, FGIC,
                 5.00%, 04/01/2008                                    4,385,520
    2,920,000    Lower Colorado River
                 Authority, Texas, Revenue,
                 AMBAC,
                 5.00%, 05/15/2008                                    3,171,529
    1,000,000    Massachusetts State Health &
                 Educational Facilities
                 Authority Revenue, New England
                 Medical Center Hospital,
                 Series H, FGIC,
                 5.00%, 05/15/2008                                    1,086,870
    8,400,000    District of Columbia,
                 Refunding, Series B-1, AMBAC,
                 5.50%, 06/01/2008                                    9,287,208


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 53

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$  16,285,000    Texas State Public Finance
                 Authority, Revenue,
                 Unemployment Compensation
                 Assessment, Series A, FSA,
                 5.00%, 06/15/2008                               $   17,718,569
    1,095,000    Haverhill, Massachusetts,
                 FGIC,
                 6.00%, 06/15/2008                                    1,207,785
    1,000,000    Ivy Tech State College,
                 Indiana, Student Fee,
                 Series G, AMBAC,
                 5.00%, 07/01/2008                                    1,092,040
    1,925,000    Wayne County Community
                 College, Michigan, Community
                 College Improvement, FGIC,
                 5.00%, 07/01/2008                                    2,100,002
    6,100,000    Anchorage, Alaska, Refunding,
                 Series B, MBIA,
                 5.25%, 07/01/2008                                    6,720,187
      735,000    Intermountain Power Agency,
                 Utah, Power Supply Revenue,
                 Series A, AMBAC,
                 6.50%, 07/01/2008                                      836,746
    3,295,000    Trinity River Authority,
                 Texas, Regional Wastewater
                 Systems Revenue, MBIA,
                 5.25%, 08/01/2008                                    3,618,174
    2,000,000    New York City, New York,
                 Series D, FGIC,
                 6.00%, 08/01/2008                                    2,248,140
    8,405,000    Westmoreland County,
                 Pennsylvania, Municipal
                 Authority, Municipal Service
                 Revenue, FGIC,
                 5.00%, 08/15/2008                                    9,176,831
    2,275,000    Indianapolis, Indiana, Gas
                 Utility Revenue, Refunding,
                 Distribution Systems,
                 Series A, AMBAC,
                 5.75%, 08/15/2008                                    2,544,565
    5,430,000    Ohio State Building Authority,
                 State Facilities
                 Administration Building Fund,
                 Refunding Project B, FSA,
                 5.25%, 10/01/2008                                    5,984,838
    3,820,000    New York State Dormitory
                 Authority, School Districts
                 Revenue Financing,
                 Series E, MBIA,
                 5.50%, 10/01/2008                                    4,254,028


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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   4,140,000    Metropolitan Washington
                 Airport Authority, Virginia,
                 Revenue, Series A, MBIA, AMT,
                 5.80%, 10/01/2008                               $    4,222,800
    1,265,000    Emerald Peoples Utility
                 District, Oregon, FGIC,
                 7.35%, 11/01/2008                                    1,495,217
    2,750,000    Indianapolis, Indiana,
                 Resource Recovery Revenue,
                 Ogden Martin System, Inc.,
                 Project, AMBAC,
                 6.75%, 12/01/2008                                    3,123,450
   11,960,000    New Jersey State
                 Transportation Trust Fund
                 Authority, Series C, AMBAC,
                 5.25%, 12/15/2008                                   13,226,444
    3,215,000    Washington State, Refunding
                 Motor Vehicle Fuel Tax, MBIA,
                 4.50%, 01/01/2009                                    3,449,181
    6,655,000    Washington State, Refunding,
                 FGIC,
                 4.50%, 01/01/2009                                    7,139,750
   19,700,000    Pennsylvania State, First
                 Series, MBIA,
                 5.00%, 01/01/2009                                   21,585,487
    3,420,000    South Carolina State Public
                 Service Authority, Revenue,
                 Series A, FSA,
                 5.00%, 01/01/2009                                    3,748,799
    5,000,000    Clark County Public Utility
                 District No. 1, Washington,
                 Electric Revenue, AMBAC,
                 5.25%, 01/01/2009                                    5,509,400
    1,210,000    New Jersey State Turnpike
                 Authority, Revenue,
                 Series A, MBIA,
                 5.50%, 01/01/2009                                    1,346,355
    4,310,000    Allegheny County,
                 Pennsylvania, Airport Revenue,
                 Pittsburgh International
                 Airport, Series A-1, MBIA, AMT,
                 5.75%, 01/01/2009                                    4,674,453
    1,675,000    Chicago, Illinois, O'Hare
                 International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.75%, 01/01/2009                                    1,870,456
    2,070,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System Revenue, Series B, ACA,
                 6.125%, 01/01/2009                                   2,295,982


_______________________________________________________________________________

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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,300,000    Illinois State, Refunding,
                 First Series, FGIC,
                 5.25%, 02/01/2009                               $    1,434,940
    1,940,000    Hoover, Alabama, Board of
                 Education, Capital Outlay
                 Warrants, Refunding, Tax
                 Anticipation Notes, MBIA,
                 4.50%, 02/15/2009                                    2,085,248
    1,345,000    Frisco, Texas, FSA,
                 5.00%, 02/15/2009                                    1,470,905
    1,180,000    Chicago, Illinois Public
                 Building Commission, Building
                 Revenue, Chicago Transit
                 Authority, AMBAC,
                 5.00%, 03/01/2009                                    1,294,637
   13,100,000    Houston, Texas, Refunding,
                 Public Improvement,
                 Series A, MBIA,
                 5.00%, 03/01/2009                                   14,338,343
    6,370,000    Houston, Texas, Refunding,
                 Public Improvement,
                 Series B, FSA,
                 5.50%, 03/01/2009                                    7,103,633
    1,920,000    Massachusetts Bay
                 Transportation Authority,
                 Series C, FGIC,
                 5.50%, 03/01/2009                                    2,142,816
    5,835,000    Seattle, Washington, Municipal
                 Light & Power Revenue, FSA,
                 5.50%, 03/01/2009                                    6,512,152
    2,665,000    Hawaii State, Series CN, FGIC,
                 6.00%, 03/01/2009                                    3,035,275
    1,000,000    Middlesex County Utilities
                 Authority, New Jersey, Sewer
                 Revenue, Series A, FGIC,
                 5.15%, 03/15/2009                                    1,049,820
   11,585,000    Connecticut State,
                 Series C, FGIC,
                 5.00%, 04/01/2009                                   12,720,678
    6,650,000    New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund, Second General
                 Series B, FSA,
                 5.00%, 04/01/2009                                    7,307,818
   13,925,000    New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund, Series A, MBIA,
                 5.00%, 04/01/2009                                   15,302,461
    1,045,000    Illinois State, Refunding,
                 First Series, FSA,
                 5.25%, 04/01/2009                                    1,156,104


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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$  32,445,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series A, MBIA,
                 5.25%, 05/01/2009                               $   36,013,626
    1,000,000    Lower Colorado River
                 Authority, Texas, Revenue,
                 AMBAC,
                 5.00%, 05/15/2009                                    1,097,360
    2,100,000    District of Columbia, 2001,
                 Series B, FSA,
                 5.50%, 06/01/2009                                    2,346,099
    3,125,000    New Jersey Economic
                 Development Authority,
                 Revenue, School Facilities
                 Construction, Series C, MBIA,
                 5.00%, 06/15/2009                                    3,430,094
    7,000,000    Metropolitan Pier & Exposition
                 Authority, Illinois, Dedicated
                 State Tax Revenue, McCormick
                 Place, Series A, MBIA,
                 5.25%, 06/15/2009                                    7,782,880
    3,790,000    New Jersey Economic
                 Development Authority, Market
                 Transition Facilities Revenue,
                 Senior Lien Series A, MBIA,
                 5.00%, 07/01/2009                                    4,172,184
    1,780,000    Massachusetts Port Authority
                 Revenue, Series B, FSA,
                 5.50%, 07/01/2009                                    1,960,492
    2,000,000    Missouri State Regional
                 Convention & Sports Complex
                 Authority, Refunding
                 Convention & Sports Facility
                 Project, Series A-1, AMBAC,
                 5.00%, 08/15/2009                                    2,211,440
    4,055,000    Westmoreland County,
                 Pennsylvania, Municipal
                 Authority, Municipal Service
                 Revenue, FGIC,
                 5.00%, 08/15/2009                                    4,470,070
    1,370,000    Mobile, Alabama (Warrants
                 expiring 08/15/2009), AMBAC,
                 5.25%, 08/15/2009                                    1,523,755
    1,530,000    Texas Municipal Power Agency
                 Revenue, MBIA,
                 5.25%, 09/01/2009                                    1,701,712
    6,410,000    Metropolitan Washington
                 Airport Authority, Virginia,
                 Revenue, General Airport,
                 Series A, MBIA,
                 5.90%, 10/01/2009                                    6,538,200


_______________________________________________________________________________

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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,000,000    Anchorage, Alaska, FGIC,
                 6.00%, 10/01/2009                               $    1,146,280
    4,070,000    Palm Beach County Solid Waste
                 Authority, Florida, Series A,
                 AMBAC,
                 6.00%, 10/01/2009                                    4,651,074
    1,370,000    Indiana State Transportation
                 Finance Authority, Airport
                 Facilities Lease Revenue,
                 Series A, AMBAC,
                 6.00%, 11/01/2009                                    1,559,608
    5,000,000    Connecticut State Resource
                 Recovery Authority,
                 Series A, MBIA,
                 5.375%, 11/15/2009                                   5,425,450
    1,000,000    Providence Public Building
                 Authority, Rhode Island,
                 Series A, FSA,
                 5.10%, 12/15/2009                                    1,086,480
    8,570,000    Washington State, Refunding
                 Motor Vehicle Fuel Tax, MBIA,
                 4.50%, 01/01/2010                                    9,208,037
    1,890,000    Chicago, Illinois, O'Hare
                 International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.00%, 01/01/2010                                    2,064,749
    8,975,000    Michigan Public Power Agency
                 Revenue, Refunding Belle River
                 Project, Series A, MBIA,
                 5.25%, 01/01/2010                                    9,990,880
   10,910,000    Tacoma, Washington, Electric
                 Systems Revenue, Series B, FSA,
                 5.50%, 01/01/2010                                   12,220,291
    1,400,000    Allegheny County,
                 Pennsylvania, Airport Revenue,
                 Pittsburgh International
                 Airport, Series A-1, MBIA, AMT,
                 5.75%, 01/01/2010                                    1,526,042
    2,000,000    Jefferson County, Alabama,
                 Sewer Revenue, Refunding,
                 Series B8, FSA,
                 5.25%, 02/01/2010                                    2,220,380
   15,820,000    Massachusetts State,
                 Series A, MBIA,
                 5.50%, 02/01/2010                                   17,797,975
    4,630,000    Dallas County, Texas, Utility
                 & Reclamation District, MBIA,
                 5.00%, 02/15/2010                                    5,093,926
    1,700,000    Plano, Independent School
                 District, Texas,
                 PSF Guaranteed,
                 5.00%, 02/15/2010                                    1,870,340


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,000,000    Memphis-Shelby County Airport
                 Authority, Tennessee,
                 Series A, MBIA, AMT,
                 6.25%, 02/15/2010                               $    1,136,780
    2,225,000    Richland County, South
                 Carolina, School District
                 No. 001, FSA, SCSDE,
                 4.75%, 03/01/2010                                    2,434,907
    5,000,000    Houston, Texas, Refunding
                 Public Improvement,
                 Series B, FSA,
                 5.50%, 03/01/2010                                    5,629,050
    9,365,000    Massachusetts Bay
                 Transportation Authority,
                 Refunding, Series A, MBIA,
                 7.00%, 03/01/2010                                   11,261,225
    1,810,000    Maury County, Tennessee,
                 Refunding, Series A, MBIA,
                 5.00%, 04/01/2010                                    1,996,430
    7,635,000    New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund, Second General,
                 Series B, FSA,
                 5.00%, 04/01/2010                                    8,437,744
    1,240,000    Ohio State Building Authority,
                 State Facilities
                 Administration Building
                 Project, Series A, FSA,
                 5.00%, 04/01/2010                                    1,367,720
    2,030,000    New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund, Refunding,
                 Series C, MBIA,
                 5.25%, 04/01/2010                                    2,269,012
    3,570,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series A, MBIA,
                 5.25%, 05/01/2010                                    3,976,766
    7,100,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series A, MBIA,
                 5.50%, 05/01/2010                                    7,999,428
    1,065,000    Detroit City School District,
                 Michigan, Series A, AMBAC,
                 6.50%, 05/01/2010                                    1,251,811
    1,900,000    New Mexico Finance Authority
                 Revenue, Public Project
                 Revolving Fund, Series C, AMBAC,
                 5.00%, 06/01/2010(c)                                 2,101,172


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 59

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,420,000    District of Columbia,
                 Series A, MBIA,
                 5.50%, 06/01/2010                               $    1,597,628
    1,000,000    Maricopa County Unified School
                 District No. 48, Arizona,
                 Refunding, Series B, FSA,
                 4.75%, 07/01/2010                                    1,092,550
    1,420,000    Intermountain Power Agency,
                 Utah, Power Supply Revenue,
                 Refunding, AMBAC,
                 5.00%, 07/01/2010                                    1,568,447
    1,670,000    Energy Northwest Washington
                 Electric Revenue, Refunding
                 Columbia Generating,
                 Series A, XLCA,
                 5.50%, 07/01/2010                                    1,878,934
    2,510,000    Detroit, Michigan, Sewage
                 Disposal Revenue,
                 Series B, MBIA,
                 6.00%, 07/01/2010                                    2,903,869
    3,000,000    Houston, Texas, Hotel
                 Occupancy Tax & Special
                 Revenue, Refunding, Convention
                 & Entertainment,
                 Series A, AMBAC,
                 5.50%, 09/01/2010                                    3,394,080
    1,500,000    Brownsville, Texas Utilities
                 System Revenue, AMBAC,
                 6.25%, 09/01/2010                                    1,753,035
    2,065,000    Broward County, Florida,
                 Airport System Revenue,
                 Series E, MBIA, AMT,
                 5.25%, 10/01/2010                                    2,230,861
    5,000,000    Connecticut State Resource
                 Recovery Authority,
                 Series A, MBIA,
                 5.375%, 11/15/2010                                   5,425,450
    4,600,000    Florida State Board of
                 Education, Series C, MBIA,
                 5.25%, 01/01/2011                                    5,153,932
    5,555,000    Massachusetts State,
                 Refunding, Series A, MBIA,
                 5.50%, 02/01/2011                                    6,301,092
   15,385,000    Bell County, Texas, Ltd. Tax
                 Notes, FSA,
                 5.00%, 02/15/2011                                   17,012,887
    1,000,000    Amarillo Junior College
                 District, Texas, FGIC,
                 5.125%, 02/15/2011                                   1,011,700


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,000,000    Louisiana State Office
                 Facilities Corp., Lease
                 Revenue, Capitol Complex
                 Program, Series A, MBIA,
                 5.50%, 03/01/2011                               $    2,257,040
    1,000,000    Ohio State Building Authority,
                 Workers Compensation
                 Facilities, Series A, FGIC,
                 5.00%, 04/01/2011                                    1,109,650
    1,815,000    Energy Northwest Washington
                 Electric Revenue, Refunding
                 Columbia Generating
                 Series A, AMBAC,
                 5.25%, 07/01/2011                                    2,036,575
    2,930,000    New Jersey Economic
                 Development Authority, MKT
                 Transaction IAC Rev, MBIA,
                 14.482%, 07/01/2011(d)                               4,253,159
   16,500,000    Ohio State, Higher Education
                 Capital Facilities,
                 Series II-A, AMBAC,
                 5.00%, 08/01/2011(c)                                18,339,420
    1,915,000    Philadelphia Parking
                 Authority, Pennsylvania
                 Revenue, FSA,
                 5.50%, 09/01/2011                                    2,153,456
    1,275,000    Brownsville, Texas, Utility
                 System Revenue, AMBAC,
                 6.25%, 09/01/2011                                    1,508,248
    2,100,000    Grand Rapids, Michigan, Water
                 Supply Systems Revenue, FGIC,
                 5.75%, 01/01/2012                                    2,395,386
    4,000,000    Richmond, Virginia, FSA,
                 5.50%, 01/15/2012                                    4,551,960
   10,770,000    California Department of
                 Transportation, Revenue,
                 Federal Highway Grant
                 Anticipation Bonds,
                 Series A, FGIC,
                 5.00%, 02/01/2012                                   11,938,330
    1,025,000    Goose Creek Independent School
                 District, Texas,
                 PSF Guaranteed,
                 5.00%, 02/15/2012                                    1,038,335
    1,000,000    Amarillo Junior College
                 District, Texas, FGIC,
                 5.125%, 02/15/2012                                   1,011,700
    8,060,000    Dade County Florida School District,
                 Remarketed, MBIA,
                 5.00%, 08/01/2012                                    8,993,348


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 61

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,455,000    Hamilton County, Ohio, Sales
                 Tax Subordinated,
                 Series B, AMBAC,
                 5.75%, 12/01/2012                               $    3,941,291
    3,500,000    Municipal Sub-District Colorado
                 Water Concervancy
                 District Revenue,
                 Series F, AMBAC,
                 6.50%, 12/01/2012                                    3,883,355
    2,475,000    Chicago Public Building
                 Commission, Illinois, Revenue,
                 Chicago Park District,
                 Series A, FGIC,
                 5.375%, 01/01/2013                                   2,726,980
    2,910,000    Manchester Housing &
                 Redevelopment Authority, New
                 Hampshire, Revenue,
                 Series A, ACA,
                 6.75%, 01/01/2013                                    3,289,900
    2,085,000    New York State Dormitory
                 Authority, Mental Health
                 Facilities Improvement
                 Project, Series 1, FSA,
                 5.125%, 01/15/2013                                   2,248,464
    1,195,000    New York State Dormitory
                 Authority Unrefunded,
                 Mental Health Service Facilities,
                 Series D, MBIA,
                 5.25%, 02/15/2013                                    1,303,410
   20,000,000    California Economic Recovery,
                 Series A, MBIA,
                 5.25%, 07/01/2013                                   22,670,000
    1,035,000    Sacramento Municipal Utility
                 District, California,
                 Series G, MBIA,
                 6.50%, 09/01/2013                                    1,229,818
    2,445,000    Sunrise, Florida, Utility
                 System Revenue, AMBAC,
                 5.50%, 10/01/2013                                    2,806,102
    3,410,000    St. Clair County, Illinois,
                 FGIC,
                 5.625%, 10/01/2013                                   3,835,704
    3,000,000    Hamilton County, Ohio, Sales
                 Tax Subordinated,
                 Series B, AMBAC,
                 5.75%, 12/01/2013                                    3,433,080
    2,235,000    Manchester Housing &
                 Redevelopment Authority, New
                 Hampshire, Revenue, Series A, ACA,
                 6.75%, 01/01/2014                                    2,513,280


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,555,000    Washoe County School District,
                 Nevada, FGIC,
                 5.25%, 06/01/2014                               $    1,728,585
    5,425,000    Washington State Health Care
                 Facilities Authority,
                 Children's Hospital & Regional
                 Medical Center, FSA,
                 5.25%, 10/01/2014                                    5,894,642
    1,150,000    Douglas County School District
                 No. 206 (Eastmont),
                 Washington, FGIC,
                 5.75%, 12/01/2014                                    1,313,415
    1,000,000    Manchester Housing &
                 Redevelopment Authority, New
                 Hampshire, Revenue, Series A, ACA,
                 6.75%, 01/01/2015                                    1,119,000
    3,370,000    Cypress-Fairbanks Independent
                 School District, Texas,
                 PSF Guaranteed,
                 5.25%, 02/15/2016                                    3,615,066
    3,515,000    Lansing Community College,
                 Michigan, FGIC,
                 5.50%, 05/01/2016                                    3,972,091
   10,745,000    Lower Colorado River
                 Authority, Texas, Revenue,
                 Series A, FSA,
                 5.875%, 05/15/2016                                  12,140,990
    1,800,000    Magnolia Independent School
                 District, Texas, PSF Guaranteed,
                 5.00%, 08/15/2016                                    1,905,012
    1,555,000    District of Columbia Water &
                 Sewer Authority, Public
                 Utility Revenue, FSA,
                 6.00%, 10/01/2016                                    1,908,716
    3,000,000    Houston, Texas, Water & Sewer
                 Systems Revenue, Refunding,
                 Junior Lien Forward,
                 Series B, AMBAC,
                 5.75%, 12/01/2016                                    3,526,350
    6,995,000    Hawaii State, Series CX, FSA,
                 5.50%, 02/01/2017                                    7,873,012
    2,000,000    Wisconsin State,
                 Series B, FSA,
                 5.25%, 05/01/2017                                    2,180,500
    1,025,000    Regional Transportation
                 Authority, Illinois,
                 Refunding, Series B, FGIC,
                 5.50%, 06/01/2017                                    1,189,595
    1,760,000    Clark County, Nevada,
                 Series A, AMBAC,
                 6.50%, 06/01/2017                                    2,201,302


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 63

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   7,000,000    Energy Northwest Washington
                 Electric Revenue, Refunding,
                 Project Series A, MBIA,
                 5.75%, 07/01/2017                               $    7,969,080
    3,415,000    Tampa, Florida, Occupational
                 License Tax, Refunding,
                 Series A, FGIC,
                 5.375%, 10/01/2017                                   3,808,237
    3,065,000    University of Connecticut
                 Revenue, Refunding, Student
                 Fee, Series A, FGIC,
                 5.25%, 11/15/2017                                    3,407,238
    2,405,000    Weld County School District
                 No. 6 (Greeley), Colorado, FSA,
                 5.25%, 12/01/2017                                    2,637,515
    2,000,000    Houston, Texas, Water & Sewer
                 Systems Revenue, Refunding,
                 Junior Lien Forward,
                 Series B, AMBAC,
                 5.75%, 12/01/2017                                    2,350,900
    1,575,000    Allen County, Indiana,
                 Juvenile Justice Center, First
                 Mortgage Revenue, AMBAC,
                 5.50%, 01/01/2018                                    1,766,819
    3,000,000    Memphis-Shelby County Airport
                 Authority, Tennessee, Revenue,
                 Series D, AMBAC,
                 6.25%, 03/01/2018                                    3,386,130
    4,000,000    San Antonio, Texas, Water
                 Revenue, Refunding
                 Systems, FSA,
                 5.50%, 05/15/2018                                    4,446,200
    3,335,000    Florida State Department of
                 Environmental Protection
                 Preservation Revenue, Florida
                 Forever, Series A, FGIC,
                 5.00%, 07/01/2018                                    3,649,857
    2,455,000    Energy Northwest Washington
                 Electric Revenue, Refunding,
                 Columbia Generating,
                 Series A, MBIA,
                 5.75%, 07/01/2018                                    2,787,775
    2,865,000    New York State Dormitory
                 Authority, New York University,
                 Series A, MBIA,
                 6.00%, 07/01/2018                                    3,503,351
    2,310,000    University of Illinois,
                 Certificates of Participation,
                 Utilities Infrastructure
                 Projects, Series A, AMBAC,
                 5.50%, 08/15/2018                                    2,657,886


_______________________________________________________________________________

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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   4,695,000    Tampa, Florida, Occupational
                 License Tax, Refunding,
                 Series A, FGIC,
                 5.375%, 10/01/2018                              $    5,245,958
    3,400,000    Allegheny County,
                 Pennsylvania, Series C-54, MBIA,
                 5.375%, 11/01/2018                                   3,759,924
    1,110,000    Michigan State Trunk Line,
                 Series A, FSA,
                 5.50%, 11/01/2018                                    1,275,712
    2,725,000    University of Colorado
                 Enterprise Systems Revenue,
                 Refunding & Improvement,
                 AMBAC,
                 5.375%, 06/01/2019                                   3,011,861
    4,745,000    Michigan State Certificates of
                 Participation, New Center
                 Development, Inc., MBIA,
                 5.375%, 09/01/2019                                   5,427,141
    1,435,000    Cowlitz County, Washington,
                 Special Sewer Revenue, CSOB
                 Wastewater Treatment, FGIC,
                 5.50%, 11/01/2019                                    1,675,047
    5,775,000    South Carolina State Public
                 Service Authority, Revenue,
                 Refunding, Series D, FSA,
                 5.00%, 01/01/2020                                    6,144,369
    9,000,000    South Carolina State Public
                 Service Authority, Revenue,
                 Refunding, Series A, FGIC,
                 5.25%, 01/01/2020(c)                                 9,506,880
    2,360,000    New York City Transitional
                 Finance Authority, New York,
                 Future Tax Secured, Series D, MBIA,
                 5.25%, 02/01/2020                                    2,572,730
    3,255,000    Fresno Unified School
                 District, California,
                 Refunding, Series A, MBIA,
                 6.00%, 02/01/2020                                    3,970,059
    2,270,000    Killeen Independent School
                 District, Texas, Refunding,
                 PSF Guaranteed,
                 5.25%, 02/15/2020                                    2,435,960
    1,000,000    Texas State University System,
                 Financing Revenue, Refunding, FSA,
                 5.00%, 03/15/2020                                    1,052,030
    1,000,000    Ohio State Building Authority,
                 State Facilities Adult
                 Correctional Projects,
                 Series A, MBIA,
                 5.00%, 04/01/2020                                    1,069,720


_______________________________________________________________________________

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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,705,000    Lower Colorado River
                 Authority, Texas, Revenue,
                 Refunding, MBIA,
                 5.00%, 05/15/2020                               $    1,805,561
    3,000,000    San Antonio, Texas, Water
                 Revenue, Refunding
                 Systems, FSA,
                 5.50%, 05/15/2020                                    3,307,530
    1,005,000    Regional Transportation
                 Authority, Illinois,
                 Series C, FGIC,
                 7.75%, 06/01/2020                                    1,372,297
    8,140,000    Los Angeles Department of
                 Water & Power, Power System,
                 California, Series A,
                 Subseries A-2, MBIA,
                 5.00%, 07/01/2020                                    8,675,205
   11,000,000    Metropolitan Atlanta Rapid
                 Transit Authority, Georgia,
                 Sales Tax Revenue, Second
                 Indenture, Series B, MBIA,
                 5.10%, 07/01/2020                                   11,802,230
    1,785,000    Los Angeles Unified School
                 District, California, Series A, FSA,
                 5.25%, 07/01/2020                                    1,955,503
    7,090,000    New Hampshire Health &
                 Education Facilities Finance
                 Authority, University System
                 of New Hampshire, AMBAC,
                 5.375%, 07/01/2020                                   7,821,050
    4,000,000    Kentucky State Property &
                 Buildings Commission,
                 Refunding, Project No. 76,
                 AMBAC,
                 5.50%, 08/01/2020                                    4,693,160
    2,990,000    Mobile, Alabama (Warrants
                 expiring 08/15/2020), AMBAC,
                 5.25%, 08/15/2020                                    3,278,655
    3,135,000    Illinois State, Dedicated Tax
                 Revenue Civic Center, AMBAC,
                 6.25%, 12/15/2020                                    3,935,616
    4,970,000    South Carolina State Public
                 Service Authority, Revenue,
                 Refunding, Series D, FSA,
                 5.00%, 01/01/2021                                    5,262,833
   10,985,000    Orange County, Florida, Sales
                 Tax Revenue, Refunding,
                 Series A, FGIC,
                 5.125%, 01/01/2021                                  11,766,912


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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,760,000    New York City Transitional
                 Finance Authority, New York,
                 Future Tax Secured,
                 Series E, MBIA,
                 5.25%, 02/01/2021                               $    2,990,432
    2,540,000    Hawaii State, Series CX, FSA,
                 5.50%, 02/01/2021                                    2,796,769
    3,000,000    Arlington Independent School
                 District, Texas,
                 PSF Guaranteed,
                 5.00%, 02/15/2021                                    3,095,670
    4,000,000    Chicago, Illinois, Public
                 Building Commission, Building
                 Revenue, Chicago Transit
                 Authority, AMBAC,
                 5.25%, 03/01/2021                                    4,336,880
    4,525,000    New York State Thruway
                 Authority, Highway & Bridge
                 Trust Fund, Series A, MBIA,
                 5.00%, 04/01/2021                                    4,795,459
    1,300,000    Ohio State Building Authority,
                 State Facilities Adult
                 Correctional Projects,
                 Series A, MBIA,
                 5.00%, 04/01/2021                                    1,381,159
    2,465,000    Florida State Board of
                 Education, Refunding Public
                 Education, Series B, MBIA,
                 5.00%, 06/01/2021                                    2,625,767
    7,000,000    MTA, New York, Service
                 Contract, Refunding,
                 Series A, FGIC,
                 5.00%, 07/01/2021                                    7,385,980
   14,730,000    Puerto Rico Commonwealth,
                 Refunding, Public Improvement,
                 Series C, FSA,
                 5.00%, 07/01/2021(a)                                15,997,664
    1,000,000    New Jersey Healthcare
                 Facilities Financing
                 Authority, Revenue, Jersey
                 City Medical Center,
                 AMBAC, FHA,
                 4.80%, 08/01/2021                                    1,051,170
    2,680,000    Harris County, Texas,
                 Refunding Toll Road, Senior
                 Lien, FSA,
                 5.375%, 08/15/2021                                   2,907,907


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 67

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   5,540,000    New Jersey Economic
                 Development Authority,
                 Revenue, School Facilities
                 Construction, Series I, FGIC,
                 5.00%, 09/01/2021                               $    5,888,965
    1,705,000    Illinois State, First
                 Series, MBIA,
                 5.25%, 10/01/2021                                    1,838,911
    2,000,000    Sarasota County, Florida,
                 Utility Systems Revenue,
                 Refunding, Series C, FGIC,
                 5.25%, 10/01/2021                                    2,181,300
    3,000,000    Municipal Electric Authority
                 of Georgia, Combustion Turbine
                 Project, Series A, MBIA,
                 5.25%, 11/01/2021                                    3,261,330
   15,620,000    Orange County, Florida, Sales
                 Tax Revenue, Refunding,
                 Series A, FGIC,
                 5.125%, 01/01/2022                                  16,653,107
    3,170,000    King County, Washington, Sewer
                 Revenue, Refunding,
                 Series A, FGIC,
                 5.25%, 01/01/2022                                    3,404,802
    4,685,000    New York City Transitional
                 Finance Authority, New York,
                 Future Tax Secured Series E, MBIA,
                 5.25%, 02/01/2022                                    5,048,650
   37,625,000    Regional Transportation
                 District, Colorado,
                 Certificates of Participation
                 Transit Vehicles, Series A,
                 Remarketed, AMBAC,
                 2.30%, 12/01/2022(a)                                37,643,812
    3,980,000    McGee-Creek Authority,
                 Oklahoma, Water Revenue, MBIA,
                 6.00%, 01/01/2023                                    4,773,771
    3,455,000    Seguin Independent School
                 District, Texas,
                 PSF Guaranteed,
                 5.00%, 04/01/2023                                    3,532,565
    2,770,000    Harris County, Texas,
                 Refunding Toll Road Senior
                 Lien, FSA,
                 5.375%, 08/15/2023                                   2,972,792
    2,000,000    Terrebonne Parish, Louisiana
                 Waterworks District No. 001,
                 Water Revenue, Series A, AMBAC,
                 5.25%, 11/01/2023                                    2,171,380


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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,000,000    Harris County, Texas, Toll
                 Road Senior Lien, MBIA,
                 5.00%, 08/15/2024                               $    2,033,440
   18,445,000    San Antonio, Texas, Hotel
                 Occupancy Revenue, Refunding,
                 Subordinated Lien,
                 Series B, AMBAC,
                 5.00%, 08/15/2034                                   19,961,917
                                                                 --------------
                 Total Insured
                   (Cost $1,160,003,913)                          1,202,404,750
                                                                 --------------
                 Tax Supported-27.10%
                 State General Obligations-6.33%
    1,760,000    Texas State, Series A,
                 5.80%, 10/01/2004                                    1,760,000
    1,000,000    Massachusetts State, Refunding,
                 Series B,
                 5.00%, 02/01/2006                                    1,040,930
    2,540,000    Florida State Board of
                 Education, Capital Outlay,
                 Public Education, Series B,
                 5.00%, 06/01/2006                                    2,668,956
    5,000,000    Pennsylvania State,
                 5.00%, 02/01/2007                                    5,336,200
    2,450,000    Ohio State, Highway Capital
                 Improvements, Series F,
                 5.00%, 05/01/2007                                    2,629,511
    1,455,000    Florida State Board of
                 Education, Capital Outlay,
                 Public Education, Series B,
                 5.00%, 06/01/2007                                    1,562,219
    3,285,000    Florida State Board of
                 Education, Capital Outlay,
                 Refunding, Series A,
                 5.50%, 06/01/2007                                    3,569,251
    2,465,000    Delaware State, Series A,
                 5.00%, 01/01/2008                                    2,679,554
    8,325,000    Maryland State, Refunding
                 State & Local Facilities, 2nd
                 Lien, Series B,
                 5.25%, 02/01/2008                                    9,131,110
    4,340,000    California State,
                 5.00%, 03/01/2008                                    4,687,591
    2,600,000    Georgia State, Series A,
                 6.25%, 04/01/2008                                    2,942,420
    6,140,000    Massachusetts State, Refunding,
                 Series A,
                 5.00%, 08/01/2008                                    6,703,038
    1,670,000    Georgia State, Series D,
                 6.70%, 08/01/2008                                    1,932,674
    8,765,000    California State,
                 6.10%, 10/01/2008                                    9,909,534


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 69

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   6,440,000    Massachusetts State,
                 Consolidated Loan, Series C,
                 5.25%, 12/01/2008                               $    7,123,928
    4,380,000    Delaware State, Series A,
                 5.00%, 01/01/2009                                    4,810,335
    4,685,000    Massachusetts State, Refunding,
                 Series A,
                 5.25%, 01/01/2009                                    5,154,437
    3,890,000    Massachusetts State,
                 Consolidated Loan, Series E,
                 5.50%, 01/01/2009                                    4,318,444
    2,110,000    Pennsylvania State, First
                 Series,
                 5.00%, 01/15/2009                                    2,309,247
    1,000,000    South Carolina State,
                 Capital Improvement,
                 Series A,
                 5.00%, 03/01/2009                                    1,033,000
    3,440,000    Pennsylvania State,
                 Second Series,
                 5.50%, 06/01/2009                                    3,855,896
   14,855,000    Texas State, Series B
                 5.125%, 10/01/2009                                  16,294,746
   14,010,000    Massachusetts State, Refunding,
                 Series A,
                 5.50%, 01/01/2010                                   15,692,601
    1,110,000    New Jersey State,
                 5.50%, 02/01/2010                                    1,245,287
    6,185,000    Massachusetts State,
                 Consolidated Loan, Series A,
                 6.00%, 02/01/2010                                    7,083,433
    3,085,000    California State,
                 5.25%, 03/01/2010                                    3,422,560
    2,225,000    Massachusetts Bay
                 Transportation Authority,
                 Series A,
                 5.75%, 03/01/2010                                    2,524,196
    2,275,000    Ohio State, Community Schools,
                 Series A,
                 5.00%, 03/15/2010                                    2,508,711
    1,490,000    Georgia State, Series C,
                 6.25%, 08/01/2010                                    1,751,078
    1,220,000    Massachusetts State, Series A,
                 5.50%, 01/01/2011                                    1,376,709
    1,040,000    California State,
                 5.00%, 02/01/2011                                    1,140,037
   15,760,000    California State,
                 6.00%, 02/01/2011                                   18,120,533
      800,000    California State,
                 5.00%, 02/01/2012                                      876,968


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,780,000    Massachusetts Bay
                 Transportation Authority,
                 Series A,
                 5.50%, 03/01/2012                               $    4,251,631
    1,000,000    Georgia State, Series B,
                 6.00%, 03/01/2012                                    1,181,310
    9,025,000    Massachusetts State,
                 Consolidated Loan, Series A,
                 5.00%, 08/01/2012                                    9,997,805
      990,000    Florida State Board of
                 Education, Capital Outlay,
                 Unrefunded Balance,
                 9.125%, 06/01/2014                                   1,323,521
    2,875,000    Texas State Water,
                 5.25%, 08/01/2021                                    3,027,059
                                                                 --------------
                 Total State General Obligations
                   (Cost $172,500,237)                              176,976,460
                                                                 --------------
                 Local General Obligations-8.72%
    3,000,000    Winnebago & Boone Counties
                 School District No. 205,
                 Illinois, Tax Anticipation
                 Notes,
                 2.28%, 10/29/2004                                    3,000,570
    1,245,000    Huntsville, Alabama, Series A
                 (Warrants expiring
                 02/01/2005),
                 5.00%, 02/01/2005                                    1,258,633
    1,530,000    New York City, New York,
                 Series D,
                 6.50%, 02/15/2005                                    1,556,561
    3,700,000    Anderson County School
                 District No. 5, South
                 Carolina, Series A,
                 4.00%, 04/01/2005                                    3,744,511
    1,130,000    Anoka-Hennepin Independent
                 School District No. 11,
                 Minnesota, Refunding, Series A,
                 4.50%, 02/01/2006                                    1,170,714
    6,300,000    Anne Arundel County, Maryland,
                 5.00%, 03/01/2006                                    6,583,878
    3,660,000    New York City, New York,
                 Series I,
                 6.25%, 04/15/2006                                    3,886,041
   12,085,000    Fairfax County, Virginia,
                 Series A,
                 4.25%, 06/01/2006                                   12,581,693
    2,860,000    Bexar County, Texas,
                 5.00%, 06/15/2006                                    3,008,548


_______________________________________________________________________________

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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,455,000    Montgomery County, Maryland,
                 Refunded, Series A,
                 5.75%, 07/01/2006                               $    1,553,169
    6,215,000    New York City, New York,
                 Series E,
                 5.00%, 08/01/2006                                    6,525,129
    6,235,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2006                                    6,546,126
    1,175,000    Anoka-Hennepin Independent
                 School District No. 11,
                 Minnesota, Refunding, Series A,
                 5.00%, 02/01/2007                                    1,253,737
    2,000,000    Bexar County, Texas,
                 5.00%, 06/15/2007                                    2,148,920
    2,310,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2007                                    2,474,172
    3,500,000    Ocean County, New Jersey,
                 Refunding, Series A,
                 5.00%, 08/01/2007                                    3,767,645
    3,205,000    Carrollton, Texas, Refunding &
                 Improvement,
                 5.00%, 08/15/2007                                    3,449,670
    2,620,000    Jersey City, New Jersey,
                 Series A,
                 6.00%, 10/01/2007                                    2,903,248
    2,000,000    McLean County Public Building
                 Commission, Illinois,
                 7.25%, 11/01/2007                                    2,288,140
    2,915,000    Mecklenburg County, North
                 Carolina, Public Improvement,
                 Series A,
                 4.00%, 02/01/2008                                    3,080,222
    2,050,000    Fairfax County, Virginia,
                 Series B,
                 4.00%, 06/01/2008                                    2,173,697
    1,275,000    Phoenix, Arizona, Refunding,
                 Series A,
                 5.00%, 07/01/2008                                    1,390,910
    2,585,000    Broward County, Florida,
                 Refunding, Series B,
                 5.00%, 01/01/2009                                    2,820,468
    2,000,000    Charlotte, North Carolina,
                 Series B,
                 4.50%, 02/01/2009                                    2,155,240
    1,660,000    Charlotte, North Carolina,
                 Refunding,
                 5.00%, 02/01/2009                                    1,822,597
    2,665,000    Dallas, Texas,
                 4.00%, 02/15/2009                                    2,802,114


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,355,000    Dallas County Community
                 College District, Texas,
                 Maintenance Tax Notes,
                 5.00%, 02/15/2009                               $    3,669,062
    3,060,000    Horry County School District,
                 South Carolina, Series A,
                 SCSDE,
                 5.00%, 03/01/2009                                    3,346,599
    6,910,000    Du Page County Water
                 Commission, Illinois,
                 Refunding,
                 5.25%, 03/01/2009                                    7,637,554
    3,750,000    New York City, New York,
                 Series D,
                 5.00%, 08/01/2009                                    4,077,788
    3,735,000    New York City, New York,
                 Series D,
                 5.00%, 08/01/2009                                    4,061,476
    8,500,000    New York City, New York,
                 Series B,
                 5.25%, 08/01/2009                                    9,337,675
    2,255,000    Seattle, Washington,
                 Refunding,
                 5.00%, 01/01/2010                                    2,472,653
    1,020,000    Indianapolis Local Public
                 Improvement Bond Bank,
                 Indiana, Series B,
                 5.00%, 02/01/2010                                    1,077,803
    5,000,000    Du Page County Water
                 Commission, Illinois, Refunding,
                 5.25%, 03/01/2010                                    5,569,650
    3,620,000    Alpine School District, Utah,
                 Refunding,
                 5.00%, 03/15/2010                                    3,986,163
   14,050,000    New York City, New York,
                 Series B,
                 5.00%, 08/01/2010                                   15,318,715
    4,520,000    New York City, New York,
                 Series I,
                 5.00%, 08/01/2010                                    4,928,156
    1,170,000    Austin, Texas, Public
                 Improvement,
                 5.75%, 09/01/2010                                    1,308,586
    7,360,000    New York City, New York,
                 Refunding, Series G,
                 5.00%, 08/01/2011                                    8,033,955
   20,585,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2012                                   22,507,845
      390,000    New York City, New York,
                 Series I,
                 5.875%, 03/15/2013                                     415,639


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 73

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,000,000    Walled Lake Consolidated
                 School District, Michigan, Q-SBLF,
                 5.75%, 05/01/2013                               $    2,258,020
    2,285,000    Shelby County, Tennessee,
                 Public Improvement, Series A,
                 5.625%, 04/01/2014                                   2,542,017
    1,400,000    Travis County, Texas,
                 5.00%, 03/01/2015                                    1,443,498
    2,965,000    Montgomery County, Maryland,
                 Public Improvement, Series A,
                 5.00%, 02/01/2016                                    3,243,058
    1,000,000    Harris County, Texas,
                 Toll Road,
                 5.125%, 08/15/2017                                   1,056,680
    5,285,000    Horry County School District,
                 South Carolina,
                 Series A, SCSDE,
                 5.375%, 03/01/2018                                   5,865,134
    2,375,000    Harris County, Texas,
                 Refunding,
                 5.375%, 10/01/2018                                   2,616,585
    1,880,000    Harris County, Texas, Flood
                 Control District, Refunding,
                 Series A,
                 5.25%, 10/01/2020                                    2,051,776
    1,000,000    Sacramento City Finance
                 Authority, California Lease
                 Revenue, Series B,
                 5.40%, 11/01/2020                                    1,119,220
    6,735,000    Du Page County, Illinois,
                 Jail Project,
                 5.60%, 01/01/2021                                    7,819,470
    1,920,000    Du Page County, Illinois,
                 Stormwater Project,
                 5.60%, 01/01/2021                                    2,229,158
    2,160,000    Beachwood City School
                 District, Ohio, Refunding &
                 Improvement,
                 5.50%, 12/01/2021                                    2,420,669
    4,745,000    Harris County, Texas, Flood
                 Control District, Refunding,
                 Series A,
                 5.25%, 10/01/2022                                    5,113,971
    5,255,000    Harris County, Texas, Flood
                 Control District, Refunding,
                 Series A,
                 5.25%, 10/01/2023                                    5,628,263
   14,000,000    Harris County, Texas,
                 Refunding, Permanent
                 Improvement, Series A,
                 5.25%, 10/01/2024                                   14,901,040
                                                                 --------------


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Total Local General Obligations
                   (Cost $237,635,108)                           $  244,004,231
                                                                 --------------
                 Tax Lease-3.70%
$     305,000    New Jersey State, Certificates
                 of Participation, Series A,
                 6.40%, 04/01/2005                                      311,872
    2,000,000    New York State Dormitory
                 Authority, State University,
                 Series A,
                 5.50%, 05/15/2005                                    2,045,840
    1,005,000    New York State Dormitory
                 Authority, City University,
                 Series C,
                 5.70%, 07/01/2005                                    1,034,285
    1,005,000    New York State Dormitory
                 Authority, City University,
                 Series C,
                 5.70%, 07/01/2005                                    1,034,286
    1,000,000    City University of New York,
                 Certificates of Participation,
                 John Jay College,
                 5.75%, 08/15/2005                                    1,033,490
    1,040,000    Alabama State Public School &
                 College Authority, Capital
                 Improvement Pool, Series A,
                 5.00%, 02/01/2006                                    1,083,680
    1,000,000    New York State Dormitory
                 Authority, State University,
                 Series A,
                 6.50%, 05/15/2006                                    1,072,290
    5,925,000    Tobacco Settlement Financing
                 Corp., New York, Tobacco
                 Asset-Backed Bonds, Series A-1,
                 4.00%, 06/01/2006                                    6,094,396
    9,085,000    New Jersey State Certificates
                 of Participation, Equipment
                 Lease Purchase, Series A,
                 5.00%, 06/15/2007                                    9,726,946
    1,000,000    New York State Dormitory
                 Authority, City University,
                 Series A,
                 5.75%, 07/01/2007                                    1,090,190
    7,515,000    New York State Thruway
                 Authority, Service Contract
                 Revenue, Local Highway &
                 Bridge, Series A,
                 5.00%, 03/15/2008                                    8,126,045
    4,060,000    Virginia Tech NTS State
                 Public School Authority,
                 4.00%, 04/15/2008                                    4,291,136


_______________________________________________________________________________

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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   7,095,000    Tobacco Settlement Financing
                 Corp., New York, Tobacco
                 Asset-Backed Bonds, Series A-1,
                 5.00%, 06/01/2008                               $    7,628,402
    4,910,000    Virginia Public School
                 Authority, Refunding School
                 Financing 1997, Series D,
                 5.00%, 02/01/2009                                    5,376,204
    2,160,000    New York State Dormitory
                 Authority, Revenue, Mental
                 Health Facilities Improvement,
                 Series B,
                 5.00%, 02/15/2010                                    2,345,155
    5,215,000    Michigan Municipal Bond
                 Authority, Revenue, Refunding,
                 School Loan, Series A,
                 5.25%, 12/01/2010                                    5,844,607
   11,205,000    Tobacco Settlement Financing
                 Corp., New York, Tobacco
                 Asset-Backed Bonds, Series A-1,
                 5.00%, 06/01/2011                                   11,738,134
    8,650,000    Tobacco Settlement Financing
                 Corp., New York, Tobacco
                 Asset-Backed Bonds Series A-1,
                 5.25%, 06/01/2012                                    9,066,238
    1,280,000    New York State Dormitory
                 Authority, City University, Series A,
                 5.75%, 07/01/2013                                    1,477,901
    1,585,000    Virginia College Building
                 Authority, Educational
                 Facilities Revenue, Public
                 Higher Education, Series A,
                 5.75%, 09/01/2013                                    1,808,041
   16,495,000    Tobacco Settlement Financing
                 Corp., New York Tobacco
                 Asset-Backed Settlement,
                 Series C-1,
                 5.50%, 06/01/2014                                   17,983,179
    2,925,000    New York State Urban
                 Development Corp. Correctional
                 & Youth Facilities Service
                 Contract Revenue, Series A,
                 5.00%, 01/01/2027                                    3,166,985
                                                                 --------------
                 Total Tax Lease (Cost $101,681,597)                103,379,302
                                                                 --------------
                 Special Tax-8.13%
    4,800,000    South Tahoe, Joint Powers
                 Financing Authority,
                 California, Bond Anticipation
                 Notes, Redevelopment Project 1-B,
                 3.00%, 10/01/2004                                    4,800,000


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,850,000    Chicago, Illinois, Tax
                 Increment, Allocation
                 Subordinated Central Loop
                 Redevelopment, Series A,
                 6.45%, 12/01/2004                               $    1,858,751
      595,000    Heritage Isles Community
                 Development District, Florida,
                 Special Assessment Revenue,
                 Series A,
                 5.75%, 05/01/2005                                      596,101
      265,000    Sampson Creek Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series B,
                 6.30%, 05/01/2005                                      266,478
    1,185,000    Las Vegas Special Improvement
                 District No. 808-Summerlin
                 Area, Nevada, Local
                 Improvement Bonds,
                 5.375%, 06/01/2005                                   1,192,857
    2,245,000    Heritage Landing Community
                 Development District, Florida,
                 Special Assessment Bond
                 Anticipation Notes,
                 5.00%, 08/01/2005                                    2,240,465
    2,060,000    Chicago, Illinois, Tax
                 Increment, Allocation
                 Subordinated Central Loop
                 Redevelopment, Series A,
                 6.50%, 12/01/2005                                    2,119,575
      680,000    Harbour Lake Estates Community
                 Development District, Florida,
                 Special Assessment,
                 6.40%, 02/01/2006                                      690,254
      770,000    Capital Region Community
                 Development District, Florida,
                 Revenue Capital Improvement,
                 Series B,
                 5.95%, 05/01/2006                                      779,848
      375,000    Vistancia Community Facilities
                 District, Arizona,
                 4.25%, 07/15/2006                                      377,985
    1,500,000    Connecticut State Special Tax
                 Obligation Revenue, Series B,
                 6.00%, 09/01/2006                                    1,611,900
      625,000    Bella Terra Community
                 Development District, Florida,
                 Special Assessment,
                 5.65%, 11/01/2006                                      631,775


_______________________________________________________________________________

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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,000,000    Dove Mountain Resort Community
                 Facilities District, Arizona,
                 Assessment Lien,
                 6.00%, 12/01/2006                               $    3,040,770
    5,760,000    Village Community Development
                 District No. 5, Florida
                 Special Assessment Revenue,
                 Series B,
                 5.40%, 05/01/2007                                    5,852,218
      710,000    Double Branch Community
                 Development District, Florida,
                 Special Assessment, Series B-1,
                 5.60%, 05/01/2007                                      724,683
    1,585,000    Vizcaya Community Development
                 District, Florida, Special
                 Assessment,
                 5.90%, 05/01/2007                                    1,613,990
    1,575,000    University Place Community
                 Development District, Florida,
                 Special Assessment, Series B,
                 6.10%, 05/01/2007                                    1,605,602
       90,000    Fishhawk Community Development
                 District, Florida, Special
                 Assessment,
                 6.65%, 05/01/2007                                       90,348
      350,000    Lake Powell Residential Golf
                 Community Development
                 District, Florida, Special
                 Assessment Revenue, Series C,
                 6.70%, 05/01/2007                                      351,368
      390,000    Fayetteville Sales & Use Tax
                 Capital Improvement, Arkansas,
                 3.20%, 06/01/2007                                      391,747
    1,030,000    Las Vegas Special Improvement
                 District No. 808-Summerlin
                 Area, Nevada, Local
                 Improvement Bonds,
                 5.50%, 06/01/2007                                    1,052,083
    2,760,000    California Economic Recovery,
                 Series A,
                 5.00%, 07/01/2007                                    2,972,630
      300,000    Vistancia Community Facilities
                 District, Arizona,
                 4.75%, 07/15/2007                                      303,717
    1,095,000    Connecticut State Special Tax
                 Obligation Revenue, Series A,
                 5.25%, 09/01/2007                                    1,189,126
    2,010,000    Meadow Pointe IV Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series B,
                 5.125%, 11/01/2007                                   2,023,809


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$     925,000    Reunion East Community
                 Development District, Florida,
                 Special Assessment, Series B,
                 5.90%, 11/01/2007                               $      945,128
    1,670,000    North Las Vegas Local
                 Improvement, Nevada Special
                 Improvement District No. 60,
                 Aliante,
                 4.25%, 12/01/2007                                    1,694,065
   19,085,000    Tax-Exempt Municipal
                 Infrastructure Improvement
                 Trust, Maryland, Certificates,
                 Series 2004A Class A, 144A
                 3.80%, 05/01/2008(f)                                19,332,914
    5,040,000    Live Oak, Florida, Community
                 Development District No. 001,
                 Special Assessment, Series B,
                 5.30%, 05/01/2008                                    5,113,382
      175,000    Stoneybrook Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series B,
                 5.70%, 05/01/2008                                      178,096
    1,790,000    Narcoossee Community
                 Development District, Florida,
                 Special Assessment, Series B,
                 5.75%, 05/01/2008                                    1,829,827
      490,000    Waterchase Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series B,
                 5.90%, 05/01/2008                                      496,444
    1,655,000    Las Vegas Special Improvement
                 District No. 607 Nevada, Local
                 Improvement Bonds,
                 4.30%, 06/01/2008                                    1,675,026
    2,615,000    Gateway Services Community
                 Development District, Florida
                 Special Assessment,
                 Stoneybrook Project,
                 5.50%, 07/01/2008                                    2,677,028
      400,000    Vistancia Community Facilities
                 District, Arizona,
                 5.00%, 07/15/2008                                      406,852
   20,570,000    New York City Transitional
                 Finance Authority, New York,
                 Future Tax Secured,
                 Subseries D-1,
                 5.00%, 11/01/2008                                   22,473,137


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 79

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,105,000    Heritage Harbour South
                 Community Development
                 District, Florida, Special
                 Assessment Revenue, Capital
                 Improvement, Series B,
                 5.40%, 11/01/2008                               $    3,120,773
    1,920,000    North Las Vegas Local
                 Improvement, Nevada, Special
                 Improvement District No. 60,
                 Aliante,
                 4.65%, 12/01/2008                                    1,954,349
    2,340,000    Henderson Local Improvement
                 Districts, Nevada, No. T-14,
                 4.35%, 03/01/2009                                    2,363,072
    1,520,000    Meadow Pointe III Community
                 Development District, Florida
                 Capital Improvement Revenue,
                 Series B
                 5.00%, 05/01/2009                                    1,517,371
    1,440,000    Middle Village Community
                 Development District, Florida,
                 Special Assessment, Series C,
                 5.125%, 05/01/2009                                   1,458,072
    3,365,000    Overoaks Community Development
                 District, Florida, Capital
                 Improvement Revenue, Series B,
                 5.125%, 05/01/2009                                   3,373,446
    2,175,000    Bonita Springs, Florida,
                 Vasari Community Development
                 District Revenue, Capital
                 Improvement, Series B,
                 6.20%, 05/01/2009                                    2,269,547
    1,090,000    Greyhawk Landing Community,
                 Development District, Florida,
                 Special Assessment Revenue,
                 Series B,
                 6.25%, 05/01/2009                                    1,119,877
      140,000    Saddlebrook Community
                 Development District,
                 Florida, Special Assessment,
                 Series B,
                 6.25%, 05/01/2009                                      145,327
   10,900,000    Tulsa County, Oklahoma,
                 Industrial Authority Capital
                 Improvements Revenue, Series B,
                 5.00%, 05/15/2009                                   11,896,914
    8,935,000    Katy, Texas, Development
                 Authority Revenue, Metro
                 Contract, Series A,
                 5.75%, 06/01/2009                                    9,418,741


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,150,000    Illinois State, Sales Tax
                 Revenue, Series U,
                 5.00%, 06/15/2009                               $    1,178,865
      500,000    Vistancia Community Facilities
                 District, Arizona,
                 5.30%, 07/15/2009                                      509,915
    1,000,000    Connecticut State, Special Tax
                 Obligation Series B,
                 6.15%, 09/01/2009                                    1,152,760
      565,000    Heritage Isles Community
                 Development District, Florida,
                 Special Assessment Series B,
                 5.00%, 11/01/2009                                      566,328
    1,000,000    North Las Vegas Local
                 Improvement, Nevada, Special
                 Improvement District No. 60
                 Aliante,
                 5.00%, 12/01/2009                                    1,022,070
   11,750,000    California Economic Recovery,
                 Series A,
                 5.25%, 01/01/2010                                   13,007,603
    3,655,000    New York City Transitional
                 Finance Authority, New York,
                 Future Tax Secured, Series E,
                 5.00%, 02/01/2010                                    4,013,044
    7,890,000    New York City Transitional
                 Finance Authority, New York,
                 Future Tax, Series C,
                 5.00%, 02/15/2010                                    8,668,270
    2,675,000    Harbor Bay Community
                 Development District, Florida
                 Capital Improvement Revenue,
                 Series B,
                 6.35%, 05/01/2010                                    2,798,237
      500,000    Vistancia Community Facilities
                 District, Arizona,
                 5.55%, 07/15/2010                                      511,855
    3,485,000    Clark County Special
                 Improvement District No. 142,
                 Nevada,
                 5.00%, 08/01/2010                                    3,523,474
    1,900,000    Meadow Woods Community
                 Development District, Florida,
                 Special Assessment, Series B,
                 5.25%, 05/01/2011                                    1,896,219
    2,055,000    Las Vegas Special Improvement
                 District No. 607 Nevada, Local
                 Improvement Bonds,
                 5.15%, 06/01/2011                                    2,094,990


_______________________________________________________________________________

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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,600,000    Clark County Special
                 Improvement District No. 142,
                 Nevada,
                 5.30%, 08/01/2011                               $    1,620,560
    2,920,000    Venetian Community Development
                 District, Florida, Capital
                 Improvement Revenue, Series B,
                 5.95%, 05/01/2012                                    3,042,640
    2,000,000    Bonnet Creek Resort Community
                 Development District, Florida,
                 Special Assessment,
                 7.125%, 05/01/2012                                   2,107,800
    2,660,000    Miromar Lakes Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series B,
                 7.25%, 05/01/2012                                    2,816,647
    3,225,000    Illinois State, Sales Tax
                 Revenue, Series Q,
                 6.00%, 06/15/2012                                    3,741,677
    1,850,000    Hot Springs, Arkansas, Sales &
                 Use Tax, Refunding &
                 Improvement,
                 4.125%, 07/01/2012                                   1,872,219
    2,000,000    Chicago Illinois, Kingsbury
                 Redevelopment Project, Series A,
                 6.57%, 02/15/2013                                    2,094,500
    5,380,000    Parkway Center Community
                 Development District Florida,
                 Special Assessment, Refunding,
                 Series B,
                 5.625%, 05/01/2014                                   5,466,726
    1,545,000    Dyer Redevelopment Authority,
                 Indiana, Economic Development
                 Lease,
                 6.875%, 07/15/2014                                   1,742,142
    2,315,000    Arizona Tourism & Sports
                 Authority, Tax Revenue,
                 Baseball Training Facilities Project,
                 5.00%, 07/01/2015                                    2,401,604
    1,500,000    Arizona Tourism & Sports
                 Authority, Tax Revenue,
                 Baseball Training Facilities Project,
                 5.00%, 07/01/2016                                    1,545,150
    3,561,000    Celebrate, Virginia North
                 Community Development
                 Authority, North, Special
                 Assessment Revenue Project,
                 Series B,
                 6.25%, 03/01/2018                                    3,609,928


_______________________________________________________________________________

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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,600,000    Massachusetts Bay
                 Transportation Authority,
                 Massachusetts Sales Tax
                 Revenue, Series A,
                 5.25%, 07/01/2020                               $    4,075,812
    2,695,000    Dyer Redevelopment Authority,
                 Indiana, Economic
                 Development Lease,
                 6.55%, 07/15/2020                                    2,992,528
    2,715,000    Beacon Tradeport Community
                 Development District, Florida,
                 Industrial Project, Series B,
                 7.125%, 05/01/2022                                   2,834,460
    5,000,000    Westchester Community
                 Development District No. 1,
                 Florida, Special Assessment,
                 6.00%, 05/01/2023                                    5,063,550
    4,300,000    Midtown Miami Community
                 Development District, Florida,
                 Special Assessment Revenue,
                 Series A,
                 6.00%, 05/01/2024                                    4,367,338
    1,140,000    New York City Transitional
                 Finance Authority, New York,
                 Future Tax Secured, Series B,
                 5.25%, 02/01/2029(a)                                 1,263,120
                                                                 --------------
                 Total Special Tax (Cost $223,002,277)              227,439,499
                                                                 --------------
                 Miscellaneous Tax-0.22%
    5,325,000    Indianapolis Local Public
                 Improvement Bond Bank,
                 Indiana, Series B,
                 6.00%, 01/10/2013                                    6,149,203
                                                                 --------------
                 Total Miscellaneous Tax (Cost $5,247,074)            6,149,203
                                                                 --------------
                 Total Tax Supported (Cost $740,066,293)            757,948,695
                                                                 --------------
                 Revenue-16.54%
                 Airport Revenue-0.03%
      800,000    Denver City & County,
                 Colorado, Airport Revenue,
                 Series A, AMT,
                 7.50%, 11/15/2006                                      820,728
                                                                 --------------
                 Total Airport Revenue (Cost $812,330)                  820,728
                                                                 --------------
                 Electric Revenue-7.46%
    5,000,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System Revenue, Series B,
                 6.00%, 01/01/2005                                    5,045,700


_______________________________________________________________________________

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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,145,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series A,
                 5.50%, 05/01/2005                               $    2,190,452
    1,530,000    Energy Northwest, Washington,
                 Wind Project Revenue, Series A,
                 4.30%, 07/01/2005                                    1,550,670
   19,620,000    Long Island Power Authority,
                 New York Electric Systems
                 Revenue, Series B,
                 5.00%, 06/01/2006                                   20,524,090
    4,350,000    Salt River Agricultural
                 Improvement & Power District,
                 Arizona Power Distribution
                 Electric Systems, Revenue,
                 Refunding Salt River Project,
                 Series D,
                 5.00%, 01/01/2007                                    4,635,186
   15,215,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series A,
                 5.50%, 05/01/2007                                   16,431,896
    7,000,000    Long Island Power Authority,
                 New York Electric Systems
                 Revenue, Series A,
                 5.00%, 06/01/2007                                    7,454,160
    3,500,000    Washington State Public Power
                 Supply System Revenue, Nuclear
                 Project No. 3, Series B,
                 5.60%, 07/01/2007                                    3,809,610
    1,000,000    San Antonio, Texas, Electric &
                 Gas, Power System Revenue,
                 5.25%, 02/01/2008                                    1,090,120
   27,625,000    San Antonio, Texas, Electric &
                 Gas, Refunding,
                 5.25%, 02/01/2008                                   30,114,565
   24,025,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series A,
                 5.50%, 05/01/2008                                   26,403,955
    6,115,000    Long Island Power Authority,
                 New York, Electric Systems
                 Revenue, Series A,
                 5.00%, 06/01/2008                                    6,585,733
    6,200,000    Salt River Agricultural
                 Improvement & Power District,
                 Arizona Power Distribution
                 Electric Systems, Revenue,
                 Refunding Salt River Project,
                 Series D,
                 5.00%, 01/01/2009                                    6,780,382


_______________________________________________________________________________

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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,370,000    Salt River Agricultural
                 Improvement & Power District,
                 Arizona, Power Distribution
                 Electric Systems, Revenue,
                 Refunding Salt River Project,
                 Series A,
                 5.00%, 01/01/2009                               $    2,591,856
    3,810,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System Revenue, Series B,
                 6.125%, 01/01/2009                                   4,213,212
    4,130,000    San Antonio, Texas, Electric &
                 Gas, Refunding Systems,
                 5.25%, 02/01/2009                                    4,548,039
    8,515,000    California Department of Water
                 Resources, Power Supply
                 Revenue, Series A,
                 5.50%, 05/01/2009                                    9,445,775
    4,280,000    Midland County, Michigan,
                 Economic Development Corp.,
                 Pollution Control Revenue,
                 Series A, AMT,
                 6.875%, 07/23/2009                                   4,454,667
    7,130,000    Salt River Agricultural
                 Improvement & Power District,
                 Arizona, Power Distribution
                 Electric Systems, Revenue,
                 Refunding Salt River Project,
                 Series A,
                 5.00%, 01/01/2010                                    7,850,986
    2,875,000    Salt River Agricultural
                 Improvement & Power District,
                 Arizona, Power Distribution
                 Electric Systems, Revenue,
                 Refunding Salt River Project,
                 Series C,
                 5.00%, 01/01/2010                                    3,165,720
    2,765,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System Revenue, Refunding,
                 Series C,
                 5.25%, 01/01/2011                                    2,988,605
    3,515,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System Revenue, Refunding,
                 Series A,
                 5.50%, 01/01/2011                                    3,847,695
   10,000,000    North Carolina Municipal Power
                 Agency No. 1, Catawba Electric
                 Revenue, Series A,
                 5.50%, 01/01/2012                                   11,014,000


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 85

                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,395,000    Seattle, Washington, Municipal
                 Light & Power Revenue,
                 5.625%, 12/01/2012                              $    2,684,196
    3,600,000    North Carolina Municipal Power
                 Agency No. 1, Catawba Electric
                 Revenue, Series A,
                 5.50%, 01/01/2013                                    3,971,124
      630,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System Revenue, Series D,
                 6.45%, 01/01/2014                                      706,268
    2,345,000    Seattle, Washington, Municipal
                 Light & Power Revenue,
                 5.625%, 12/01/2014                                   2,636,483
    1,850,000    Seattle, Washington, Municipal
                 Light & Power Revenue,
                 5.625%, 12/01/2016                                   2,046,322
    1,880,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System Revenue, Series B,
                 5.70%, 01/01/2017                                    2,012,935
    2,500,000    San Antonio, Texas, Electric &
                 Gas, Power System Revenue,
                 5.375%, 02/01/2020                                   2,743,000
    4,815,000    Orlando Utilities Commission,
                 Florida, Water & Electric
                 Revenue,
                 5.25%, 10/01/2020                                    5,270,980
                                                                 --------------
                 Total Electric Revenue (Cost $203,460,483)         208,808,382
                                                                 --------------
                 Health Care Revenue-1.56%
    1,225,000    Oklahoma Development Finance
                 Authority Revenue, Hillcrest
                 Healthcare System, Series A,
                 4.70%, 08/15/2005                                    1,257,107
    1,045,000    Connecticut State, Health &
                 Educational Facility Authority
                 Revenue, Hospital for Special
                 Care, Series B,
                 5.125%, 07/01/2007                                   1,046,902
    2,430,000    Cuyahoga County, Ohio,
                 Hospital Facilities Revenue,
                 Canton Incorporated Project,
                 6.75%, 01/01/2010                                    2,685,369
    3,215,000    Chattanooga Health,
                 Educational & Housing Facility
                 Board, Tennessee, Catholic
                 Health Initiatives, Series A,
                 5.375%, 12/01/2011                                   3,432,334


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,240,000    Kentucky Economic Development
                 Finance Authority Revenue,
                 Catholic Health Initiatives, Series A,
                 5.375%, 12/01/2011                              $    1,324,704
    1,300,000    Chester County Health &
                 Education Facilities
                 Authority, Pennsylvania,
                 Hospital Revenue, Chester
                 County Hospital ,Series A,
                 6.75%, 07/01/2021                                    1,366,911
    3,000,000    Allegheny County Hospital
                 Development Authority,
                 Pennsylvania, Revenue, West
                 Pennsylvania Health System,
                 Series B,
                 9.25%, 11/15/2022                                    3,445,020
    9,080,000    Jacksonville, Florida,
                 Economic Development
                 Commission, Healthcare
                 Facilities Revenue, Series B,
                 4.00%, 09/01/2023(a)                                 9,388,538
    6,990,000    Miami Beach, Florida Health
                 Facilities Authority Hospital
                 Revenue, Refunding Mount Sinai
                 Medical Center,
                 6.75%, 11/15/2024                                    7,268,202
   12,540,000    California Statewide
                 Communities Development
                 Authority Revenue, Kaiser
                 Permanente, Series F,
                 2.30%, 04/01/2033(a)                                12,505,641
                                                                 --------------
                 Total Health Care Revenue
                   (Cost $42,236,208)                                43,720,728
                                                                 --------------
                 Higher Education Revenue-0.32%
    2,660,000    Pennsylvania State University,
                 Revenue,
                 5.00%, 08/15/2005                                    2,735,837
       75,000    Virginia Polytechnic Institute
                 & State University Revenue,
                 Unrefunded Balance, Series A,
                 5.25%, 06/01/2008                                       80,437
    1,165,000    Vermont Educational & Health
                 Buildings Financing Agency,
                 Revenue, Norwich University Project,
                 5.50%, 07/01/2018                                    1,222,667
    1,230,000    University of Texas University
                 Revenue, Financing Systems,
                 Series B,
                 5.375%, 08/15/2019                                   1,405,792


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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,820,000    Massachusetts Health &
                 Educational Facilities
                 Authority Revenue, Harvard
                 University, Series N,
                 6.25%, 04/01/2020                               $    3,532,558
                                                                 --------------
                 Total Higher Education Revenue
                   (Cost $8,087,321)                                  8,977,291
                                                                 --------------
                 Tobacco Revenue-0.25%
    7,305,000    Badger Tobacco Asset
                 Securitization Corp.,
                 Wisconsin Tobacco Settlement
                 Asset-Backed Bonds,
                 6.125%, 06/01/2027                                   6,972,623
                                                                 --------------
                 Total Tobacco Revenue
                   (Cost $7,089,549)                                  6,972,623
                                                                 --------------
                 Toll Revenue-0.75%
   19,735,000    Triborough Bridge & Tunnel
                 Authority, New York, Toll
                 Revenue, Series B,
                 5.00%, 11/15/2020                                   20,896,602
                                                                 --------------
                 Total Toll Revenue
                   (Cost $20,504,094)                                20,896,602
                                                                 --------------
                 Water/Sewer Revenue-2.31%
   19,855,000    Logan/Todd Regional Water
                 Commission, Kentucky,
                 Revenue, Refunding,
                 4.00%, 02/01/2007                                   20,686,726
    1,500,000    Florida Water Pollution
                 Control Financing Corp.,
                 Revenue, Water Pollution Control,
                 5.00%, 01/15/2008                                    1,623,165
    2,000,000    Indiana Bond Bank, Revenue,
                 Series B,
                 5.00%, 02/01/2008                                    2,165,020
    1,940,000    Massachusetts Water Pollution
                 Abatement Trust, Pool Program
                 Bonds, Series 7,
                 5.25%, 02/01/2010                                    2,160,830
    2,230,000    Texas State Water Development
                 Board Revenue, Revolving
                 Senior Lien, Series A,
                 5.50%, 07/15/2010                                    2,362,351
    1,525,000    Arizona Water Infrastructure
                 Finance Authority, Revenue,
                 Water Quality, Series A,
                 5.75%, 10/01/2011                                    1,740,650


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,620,000    Dallas, Texas, Waterworks &
                 Sewer System Revenue,
                 5.00%, 10/01/2013                               $    3,908,514
       55,000    Massachusetts Water Pollution
                 Abatement Trust, Series B,
                 5.25%, 08/01/2014                                       62,919
    3,460,000    Massachusetts Water Pollution
                 Abatement Trust, New Bedford
                 Program, Series A,
                 5.125%, 02/01/2016                                   3,733,617
    3,500,000    Ohio State Water Development
                 Authority, Pollution Control Revenue,
                 5.25%, 06/01/2017                                    3,844,470
    6,850,000    Ohio State Water Development
                 Authority, Pollution Control
                 Revenue,
                 5.25%, 12/01/2017                                    7,524,177
    3,460,000    Michigan Municipal Bond
                 Authority Revenue, Drinking
                 Water Revolving Fund,
                 5.25%, 10/01/2018                                    3,813,612
    1,160,000    Tampa, Florida, Water & Sewer
                 Revenue, Refunding, Series A,
                 5.25%, 10/01/2018                                    1,288,725
    4,500,000    Michigan Municipal Bond
                 Authority, Revenue, Clean
                 Water State Revolving Fund,
                 5.25%, 10/01/2019                                    4,946,850
    4,325,000    Michigan Municipal Bond
                 Authority, Revenue, Clean
                 Water State Revolving Fund,
                 5.375%, 10/01/2021                                   4,747,639
                                                                 --------------
                 Total Water/Sewer Revenue
                   (Cost $62,463,141)                                64,609,265
                                                                 --------------
                 Miscellaneous Revenue-1.01%
   10,635,000    Broward County, Florida,
                 Resource Recovery Revenue,
                 Wheelabrator Florida, Series A,
                 5.00%, 12/01/2004                                   10,688,175
    6,850,000    Massachusetts State, Federal
                 Highway Grant Anticipation
                 Notes, Series A,
                 5.00%, 06/15/2006                                    7,191,678
    1,540,000    Broward County, Florida,
                 Resource Recovery Revenue,
                 Refunding, Wheelabrator South A,
                 5.00%, 12/01/2006                                    1,623,915


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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,105,000    Massachusetts State, Federal
                 Highway Grant Anticipation
                 Notes, Series A,
                 5.75%, 06/15/2007                               $    2,292,450
    1,700,000    Mashantucket Western Pequot
                 Tribe, Connecticut, Special
                 Revenue, Sub 144A, Series B,
                 5.55%, 09/01/2008(f)                                 1,827,636
    3,510,000    Broad Street Community
                 Development Authority,
                 Virginia, Revenue,
                 7.125%, 06/01/2015                                   3,566,300
      955,000    Louisiana Local Government
                 Environmental Facilities &
                 Community Development
                 Authority, Revenue, Air Cargo,
                 6.65%, 01/01/2025                                    1,001,251
                                                                 --------------
                 Total Miscellaneous Revenue
                   (Cost $27,814,294)                                28,191,405
                                                                 --------------
                 Industrial Development/Pollution Control
                 Revenue-2.85%
    7,220,000    Gulf Coast Waste Disposal
                 Authority, Texas, Waste
                 Management, Series D,
                 3.20%, 04/01/2012(a)                                 7,230,902
    1,075,000    Richland County, South
                 Carolina, Environmental
                 Improvement Revenue,
                 International Paper Co.
                 Projects, Series A,
                 4.25%, 10/01/2007                                    1,114,388
    3,000,000    Russell County, Virginia,
                 Industrial Development
                 Authority, Pollution Control
                 Revenue, Appalachian Power Co.
                 Project, Series I,
                 2.70%, 11/01/2007(a)                                 2,998,770
    6,100,000    Springfield Airport Authority,
                 Illinois, Garrett Aviation
                 Services Project,
                 4.40%, 02/01/2008                                    6,423,239
    3,600,000    Chesapeake, Virginia,
                 Industrial Development
                 Authority Revenue, Pollution
                 Control Project,
                 5.25%, 02/01/2008(a)                                 3,735,684


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   4,300,000    New Jersey Economic
                 Development Authority, Exempt
                 Facilities Revenue, Waste
                 Management, Inc. Project,
                 4.00%, 11/01/2013(a)                            $    4,304,128
    3,950,000    Morehouse Parish, Louisiana,
                 Pollution Control Revenue,
                 Refunding International Paper
                 Co. Project, Series A,
                 5.70%, 04/01/2014                                    4,349,543
    4,440,000    Dickinson County Economic
                 Development Corp., Michigan,
                 Environmental Improvement
                 Revenue, International Paper
                 Co. Project, Series A,
                 5.75%, 06/01/2016                                    4,790,227
    3,500,000    South Carolina Jobs Economic
                 Development Authority,
                 Revenue, Waste Management Inc.
                 Project,
                 4.10%, 11/01/2016(a)                                 3,503,500
    9,100,000    Pope County, Arkansas,
                 Revenue, Refunding Entergy
                 Arkansas, Inc. Project,
                 5.05%, 09/01/2028(a)                                 9,214,660
    6,190,000    Maricopa County, Arizona,
                 Pollution Control Revenue,
                 Arizona Public Service
                 Company, Series E,
                 1.875%, 02/01/2029(a)                                6,180,096
    2,745,000    Maricopa County, Arizona,
                 Pollution Control Revenue,
                 Arizona Public Service
                 Company, Series F,
                 1.875%, 05/01/2029(a)                                2,740,608
    5,090,000    Matagorda County, Texas,
                 Navigation District No.1,
                 Pollution Control Revenue,
                 Refunding, Central Power,
                 Series A,
                 2.15%, 05/01/2030(a)                                 5,088,269


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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$  12,850,000    Beaver County Industrial
                 Development
                 Authority, Pennsylvania,
                 Pollution Control Revenue,
                 Refunding Cleveland Electric
                 Project,
                 3.75%, 10/01/2030(a)                            $   12,816,847
    1,060,000    Clark County, Nevada,
                 Pollution Cotrol Revenue,
                 Southern California, Series C,
                 3.25%, 06/01/2031(a)                                 1,041,535
    1,895,000    Cobb County, Georgia,
                 Development Authority, Solid
                 Waste Disposal Revenue,
                 Georgia Waste Management
                 Project, Series A,
                 3.10%, 04/01/2033(a)                                 1,894,545
    2,250,000    California Pollution Control
                 Financing Authority, Solid
                 Waste Disposal Revenue,
                 Republic Services, Inc. Project,
                 2.00%, 12/01/2033(a)                                 2,248,408
                                                                 --------------
                 Total Industrial Development/
                 Pollution Control Revenue
                   (Cost $78,249,711)                                79,675,344
                                                                 --------------
                 Total Revenue
                   (Cost $450,717,131)                              462,672,368
                                                                 --------------
                 ASSET-BACKED SECURITIES-0.94%
                 Housing-0.94%
    1,385,000    Rhode Island Housing &
                 Mortgage Finance Corp.,
                 Homeownership Opportunity
                 Note, Series 41C,
                 3.375%, 11/01/2005                                   1,401,841
    2,520,000    Chicago Housing Authority,
                 Illinois, Capital Program
                 Revenue,
                 5.00%, 07/01/2007                                    2,676,719
    2,200,000    Minneapolis, Minnesota,
                 Multifamily Revenue, Sumner
                 Field Phase II LP Project,
                 AIG, AMT,
                 2.60%, 08/20/2008                                    2,212,606


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,700,000    Maine Housing Authority
                 General Housing, Revenue, Draw
                 Down, Series A,
                 1.843%, 01/01/2010(a)                           $    3,700,000
      595,000    West Virginia State, Housing
                 Development Fund,
                 Series D, AMT,
                 3.25%, 11/01/2015                                      596,095
    2,150,000    Maricopa County Industrial
                 Development Authority,
                 Arizona, Multifamily Housing
                 Revenue, Steeplechase
                 Apartments Project,
                 Series B, AMT,
                 6.25%, 12/01/2020                                    2,169,285
    1,230,000    Sedgwick & Shawnee Counties,
                 Kansas, Single-Family Revenue,
                 GNMA Mortgage-Backed
                 Securities Program,
                 Series A-1, AMT,
                 6.50%, 12/01/2022(a)                                 1,291,328
      925,000    Jefferson Parish, Louisiana,
                 Home Mortgage Revenue, FNMA &
                 GNMA Mortgage-Backed
                 Securities, Series C-1, AMT,
                 5.40%, 12/01/2024                                      933,991
    2,225,000    Muni Mae Trust, Certificate
                 Class A-5, FHLMC,
                 4.80%, 07/14/2026                                    2,286,098
    1,140,000    District of Columbia Housing
                 Finance Agency, Single-Family
                 FNMA & GNMA Mortgage Revenue,
                 Series A, AMT,
                 6.25%, 12/01/2028                                    1,144,993
      410,000    Oklahoma Housing Finance
                 Agency, Single-Family
                 Redevelopment, Mortgage
                 Homeownership Loan,
                 Series B-2, AMT,
                 6.55%, 03/01/2029                                      413,637
      830,000    Missouri State Housing
                 Development Commission, FNMA &
                 GNMA Mortgage Revenue,
                 Single-Family, Series B-2, AMT,
                 6.40%, 09/01/2029                                      852,842
      260,000    Chicago, Illinois, Single
                 Family Mortgage Revenue,
                 Series A, FNMA, GNMA,
                 6.35%, 10/01/2030                                      270,169


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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,905,000    Multifamily Housing Revenue
                 Bond, Passthrough
                 Certificates, Kansas,
                 Beneficial Ownership,
                 Series 2000-6,
                 5.95%, 11/01/2033(a)                            $    2,889,690
    3,445,000    Multifamily Housing Revenue
                 Bond, Passthrough
                 Certificates, Washington,
                 Beneficial Ownership,
                 Series 2000-7,
                 6.00%, 11/01/2033(a)                                 3,426,914
                                                                 --------------
                 Total Housing
                   (Cost $26,236,203)                                26,266,208
                                                                 --------------
                 Total Asset-Backed Securities
                   (Cost $26,236,203)                                26,266,208
                                                                 --------------
                 Investment Summary
                 Total Investments-99.73%
                   (Cost $2,701,744,464)(e)                      $2,789,691,474
                 Cash and Other Assets,
                   Less Liabilities-(0.27)%                           7,459,892
                                                                 --------------
                 Net Assets-100.00%                              $2,797,151,366
                                                                 ==============


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                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

INTEREST RATE SWAPS (see Note I)


Notional                                Rate            Rate        Termination      Unrealized
Amount            Description         Received          Paid            Date         Gain/(Loss)
------------------------------------------------------------------------------------------------
$  129,000,000    Merrill Lynch       85.10% of
                  Interest            1 Month
                  Rate Swap            LIBOR+         Variable*       02/03/2006      $ 417,744

    20,000,000    JP Morgan
                  Interest
                  Rate Swap            2.144%         Variable*       09/01/2006         30,231

    10,770,000    JP Morgan
                  Interest
                  Rate Swap            2.173%         Variable*       09/01/2006         23,005

    16,500,000    Merrill Lynch
                  Interest
                  Rate Swap            2.176%         Variable*       09/01/2006         (2,079)

    16,500,000    Goldman Sachs
                  Interest
                  Rate Swap          Variable*         3.261%         08/01/2011       (103,109)

    10,770,000    JP Morgan
                  Interest
                  Rate Swap          Variable*         3.365%         02/01/2012       (125,798)

    20,000,000    JP Morgan
                  Interest
                  Rate Swap          Variable*         3.502%         07/01/2013       (238,605)
                                                                                      ---------
Total Interest Rate Swaps                                                             $   1,389
                                                                                      =========



* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+  Interest based on LIBOR (London Interbank Offered Rate).

(a)  Variable-rate coupon, rate shown as of September 30, 2004.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c)  When-issued security.

(d) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(e) At September 30, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $91,461,666 and gross unrealized depreciation of investments was $3,514,656, resulting in net unrealized appreciation of $87,947,010.

(f) Security is exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration, normal to qualified institutional buyer. At September 30, 2004, the aggregate market value of these securities amounted to $21,160,550 or 0.8% of net assets.


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


                   Intermediate Diversified Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Explanation of abbreviations:

ACA - American Capital Access
AIG - American International Group
AMBAC - American Municipal Bond Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CPI - Consumer Price Index
CSOB - Cowlitz Sewer Operation Board
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corporation
MTA - Metropolitan Transportation Authority
PSF Guaranteed - (Texas) Permanent Schools Funds
Q-SBLF - Qualified School Bond Loan Fund
SCSDE - South Carolina State Department of Education
XLCA - XL Capital Assurance, Inc.


Allocation of Portfolio Net Assets at September 30, 2004:

Alabama                   1.41%         New Hampshire             0.53
Alaska                    0.44          New Jersey                3.05
Arizona                   1.77          New Mexico                0.12
Arkansas                  0.41          New York                 14.38
California                9.22          North Carolina            1.87
Colorado                  1.84          Ohio                      3.18
Connecticut               1.34          Oklahoma                  0.83
Delaware                  0.55          Oregon                    0.05
Florida                   7.50          Pennsylvania              3.25
Georgia                   0.97          Rhode Island              0.62
Hawaii                    1.12          South Carolina            1.95
Illinois                  4.40          Tennessee                 0.49
Indiana                   1.04          Texas                    13.35
Kansas                    0.23          Utah                      0.32
Kentucky                  0.95          Vermont                   0.04
Louisiana                 0.38          Virginia                  1.78
Maine                     0.13          Washington                3.74
Maryland                  1.46          West Virginia             0.02
Massachusetts             7.02          Wisconsin                 0.70
Michigan                  3.15          Puerto Rico               0.57
Minnesota                 0.28          District of Columbia      1.57
Missouri                  0.11          Cash and Other Assets,
Nevada                    1.60            Less Liabilities        0.27
                                                                ------
                                        Total                   100.00%
                                                                ======


See notes to financial statements.


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                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

INTERMEDIATE NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004


Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Tax-Exempt Variable-Rate Demand Notes-1.62%
$   2,970,000    New York City, New York
                 Subseries E5,
                 1.68%, 08/01/2016                               $    2,970,000
      400,000    New York City, New York,
                 Series 1993, Subseries E4,
                 1.72%, 08/01/2022                                      400,000
    3,300,000    New York City Transitional Finance Authority,
                 New York Recovery, Series 3-Subseries 3F,
                 1.71%, 11/01/2022                                    3,300,000
    3,950,000    New York City Transitional
                 Finance Authority Revenue,
                 New York Recovery, Series 1-Subseries 1C,
                 1.72%, 11/01/2022                                    3,950,000
    3,900,000    New York City Transitional Finance Authority,
                 Subseries 2A,
                 1.77%, 11/01/2022                                    3,900,000
    2,000,000    New York City Transitional Finance Authority,
                 New YorkRecovery, Series 3-Subseries 3B,
                 1.80%, 11/01/2022                                    2,000,000
    1,400,000    New York City Transitional Finance Authority,
                 Future Tax Secured, Subseries C2,
                 1.71%, 08/01/2031                                    1,400,000
    1,700,000    New York City Transitional Finance Authority,
                 Future Tax Secured, Subseries C5,
                 1.72%, 08/01/2031                                    1,700,000
    1,200,000    Long Island Power Authority,
                 New York, Electric Systems Revenue,
                 Subordinated, Series 1B-RMKT,
                 1.71%, 05/01/2033                                    1,200,000
                                                                 --------------
                 Total Tax-Exempt Variable-Rate
                 Demand Notes
                   (Cost $20,820,000)                                20,820,000
                                                                 --------------
                 Prerefunded/Escrowed-12.47%
    1,200,000    Niagara Falls New York, Water
                 Treatment Plant, MBIA,
                 Economically Defeased to Maturity,
                 7.00%, 11/01/2012,
                 Prerefunded 11/01/2004 @ 102                         1,228,884
      440,000    New York City, New York,
                 Series C,
                 5.60%, 02/01/2005,
                 Escrowed to Maturity                                   445,953


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,050,000    New York State Medical Care Facilities
                 Finance Authority,
                 Hospital & Nursing Home
                 Insured Mortgage, FHA,
                 5.875%, 02/15/2005,
                 Escrowed to Maturity                            $    1,067,147
    1,000,000    New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 Series A, MBIA,
                 5.25%, 04/01/2009,
                 Prerefunded 4/01/2005 @ 102(a)                       1,038,960
    1,175,000    New York City Municipal Water
                 Finance Authority, New York,
                 Series A, MBIA,
                 5.75%, 06/15/2009,
                 Prerefunded 6/15/2005 @ 101                          1,221,224
    1,560,000    MTA, New York, Transit Facilities Revenue,
                 Series M, AMBAC,
                 5.20%, 07/01/2005,
                 Escrowed to Maturity                                 1,602,572
    1,165,000    MTA, New York, Transit Facilities
                 Service Contract,
                 5.30%, 07/01/2005,
                 Escrowed to Maturity                                 1,197,643
    1,025,000    New York City Transitional Finance Authority,
                 Unrefunded Future Tax Secured Revenue,
                 Series A,
                 4.50%, 08/15/2005,
                 Escrowed to Maturity                                 1,051,466
    1,025,000    New York City Transitional Finance Authority,
                 Future Tax Secured Revenue,
                 Series A,
                 4.50%, 08/15/2005,
                 Economically Defeased to Maturity                    1,051,466
    5,355,000    New York City, New York,
                 Series B,
                 6.30%, 08/15/2008,
                 Prerefunded 08/15/2005 @ 101                         5,628,266
    2,815,000    New York State Urban Development Corp.,
                 Revenue, Correctional Facilities,
                 Series 6, AMBAC,
                 5.375%, 01/01/2025,
                 Prerefunded 01/01/2006 @ 102                         2,996,708
      725,000    Triborough Bridge & Tunnel Authority,
                 New York, Toll Revenue, Series Y,
                 5.80%, 01/01/2006,
                 Escrowed to Maturity                                   761,359


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                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,135,000    New York State Environmental
                 Facilities Corp.,
                 Pollution Control Revenue,
                 Prerefunded State Water Revolving Fund,
                 Series A,
                 4.95%, 06/15/2010,
                 Prerefunded 06/15/2006 @ 102                    $    2,292,221
      790,000    New York State Environmental
                 Facilities Corp.,
                 Pollution Control Revenue,
                 Prerefunded State Water Revolving Fund,
                 Series A,
                 5.20%, 12/15/2015,
                 Prerefunded 06/15/2006 @ 102                           851,462
    1,645,000    MTA, New York,
                 Transit Facilities Service Contract,
                 5.40%, 07/01/2006,
                 Escrowed to Maturity                                 1,749,096
    2,495,000    New York State Dormitory Authority,
                 Revenue, Prerefunded City University,
                 5.75%, 07/01/2007,
                 Prerefunded 07/01/2006 @ 102                         2,716,257
    1,640,000    MTA, New York,
                 Transportion Facilities Revenue,
                 Series K, MBIA-IBC,
                 6.30%, 07/01/2006,
                 Escrowed to Maturity                                 1,768,970
    1,000,000    MTA, New York, Commuter Facilities,
                 Series A, MBIA,
                 6.00%, 07/01/2007,
                 Escrowed to Maturity                                 1,105,770
        5,000    New York State Dormitory Authority,
                 Mental Health Series A,
                 5.70%, 02/15/2009,
                 Prerefunded 02/15/2007 @ 102                             5,531
    1,885,000    New York State Environmental
                 Facilities Corp.,
                 Pollution Control Revenue,
                 State Revolving Fund,
                 New York City Municipal Water Finance
                 Authority Series 97-D,
                 6.00%, 06/15/2007,
                 Escrowed to Maturity                                 2,086,469
    1,250,000    MTA, New York, Transit Facilities
                 Service Contract,
                 Series 7,
                 5.45%, 07/01/2007,
                 Escrowed to Maturity                                 1,363,987


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,100,000    New York State Dormitory Authority,
                 City University System Consolidated,
                 Series 1, MBIA,
                 5.125%, 07/01/2027,
                 Prerefunded 01/01/2008 @ 102                    $    1,220,142
    2,220,000    New York State Power Authority,
                 Revenue, Series W,
                 6.50%, 01/01/2008,
                 Escrowed to Maturity                                 2,403,061
    1,535,000    New York State Thruway Authority,
                 Highway & Bridge,
                 Service Contract Revenue,
                 Series A2, MBIA,
                 5.25%, 04/01/2008,
                 Escrowed to Maturity                                 1,690,849
      315,000    New York City Transitional
                 Finance Authority, Prerefunded,
                 Future Tax Secured, Series C,
                 5.00%, 05/01/2026,
                 Prerefunded 05/01/2008 @ 101                           346,790
       10,000    New York City Transitional Finance Authority,
                 Future Tax Secured, 2004, Series C,
                 5.00%, 05/01/2026,
                 Prerefunded 05/01/2008 @ 101                            11,046
    4,185,000    New York City Transitional Finance Authority,
                 Future Tax Secured, Series C,
                 5.25%, 05/01/2012,
                 Prerefunded 05/01/2008 @ 101                         4,658,323
    4,000,000    MTA, New York, Commuter Facilities,
                 Series E, AMBAC,
                 5.625%, 07/01/2008,
                 Escrowed to Maturity                                 4,407,640
    1,910,000    MTA, New York Transit Facilities
                 Service Contract,
                 Series O, AMBAC,
                 5.75%, 07/01/2008,
                 Escrowed to Maturity                                 2,151,290
        5,000    New York State Dormitory Authority,
                 Mental Health Revenue, Series D,
                 5.00%, 08/15/2017,
                 Prerefunded 8/15/2008 @ 101                              5,542
      185,000    New York State Environmental
                 Facilities Corp.,
                 Clean Water & Drinking Prerefunded
                 Revolving Funds, Series D,
                 5.15%, 10/15/2019,
                 Prerefunded 10/15/2008 @ 102                           208,545


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,330,000    New York State Urban Development Corp.,
                 Correctional Facilities,
                 Series B, AMBAC,
                 5.25%, 01/01/2016,
                 Prerefunded 01/01/2009 @ 101                    $    2,609,064
    1,800,000    Onondaga County, New York,
                 Economically Defeased,
                 5.70%, 04/01/2009,
                 Escrowed to Maturity                                 2,044,782
    1,865,000    New York City Transitional Finance Authority,
                 Future Tax Secured, Series C,
                 5.25%, 05/01/2014,
                 Prerefunded 05/01/2009 @ 101                         2,103,627
    1,485,000    New York City Municipal Water
                 Finance Authority, New York,
                 Series A,
                 6.00%, 06/15/2009,
                 Escrowed to Maturity                                 1,709,547
    1,495,000    MTA, New York, Commuter Facilities,
                 Series A, MBIA,
                 6.10%, 07/01/2009,
                 Escrowed to Maturity                                 1,729,700
    2,400,000    MTA, New York, Transit Facilities,
                 Series K, MBIA,
                 6.30%, 07/01/2007,
                 Escrowed to Maturity                                 2,672,952
      440,000    New York State Environmental
                 Facilities Corp.,
                 State Revolving Funds, Prerefunded,
                 Series B,
                 5.875%, 07/15/2020,
                 Prerefunded 07/15/2009 @ 101                           509,080
    2,720,000    New York City Transitional Finance Authority,
                 Future Tax Secured, Series A,
                 5.375%, 02/15/2023,
                 Prerefunded 02/15/2010 @ 101                         3,091,226
    1,000,000    New York City Transitional Finance Authority,
                 New York Future Tax, Series B,
                 6.25%, 11/15/2017,
                 Prerefunded 05/15/2010 @ 101                         1,183,080
    2,740,000    New York City, New York,
                 Series A, XLCA,
                 6.50%, 05/15/2017,
                 Prerefunded 05/15/2010 @ 101                         3,276,903
    3,000,000    New York State Thruway Authority Revenue,
                 Local Highway & Bridge Service Contract,
                 5.25%, 04/01/2016,
                 Prerefunded 04/01/2011 @ 100                         3,395,310


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 101

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   6,000,000    New York State Thruway Authority Revenue,
                 Local Highway & Bridge Service Contract,
                 5.25%, 04/01/2018,
                 Prerefunded 04/01/2011 @ 100                    $    6,790,620
    1,830,000    Onondaga County, New York,
                 5.70%, 04/01/2011,
                 Escrowed to Maturity                                 2,119,378
    1,490,000    New York State Environmental
                 Facilities Corp.,
                 Pollution Control Revenue,
                 State Revolving Fund,
                 New York City Municipal Water
                 Finance Authority,
                 5.75%, 06/15/2011,
                 Escrowed to Maturity                                 1,736,774
    4,770,000    New York State Environmental
                 Facilities Corp.,
                 State Water Revolving Fund,
                 New York City Municipal Water Refunding,
                 Series A,
                 5.75%, 06/15/2011,
                 Escrowed to Maturity                                 5,560,007
    1,530,000    New York State Dormitory Authority,
                 Lease Revenue, State University, FGIC,
                 5.50%, 07/01/2017,
                 Prerefunded 07/01/2011 @ 100                         1,761,734
    1,000,000    New York State Dormitory Authority,
                 Lease Revenue, State University, FGIC,
                 5.50%, 07/01/2020,
                 Prerefunded 07/01/2011 @ 100                         1,151,460
    1,845,000    Nassau County, New York,
                 Interim Finance Authority,
                 Sales Tax Secured Series A1, AMBAC,
                 5.375%, 11/15/2015,
                 Prerefunded 11/15/2011 @ 100                         2,113,503
      710,000    Nassau County, New York,
                 Interim Finance Authority,
                 Sales Tax Secured,
                 Series A1, AMBAC,
                 5.375%, 11/15/2016,
                 Prerefunded 11/15/2011 @ 100                           813,326
    1,000,000    MTA, New York Transit Facilities Revenue,
                 Series B-1, AMBAC,
                 5.00%, 07/01/2018,
                 Prerefunded 01/01/2012 @ 100                         1,118,870
   14,235,000    Triborough Bridge & Tunnel Authority,
                 New York, Toll Revenue,
                 General Purpose Senior Series,
                 5.50%, 01/01/2012,
                 Escrowed to Maturity                                15,810,672


_______________________________________________________________________________

102 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,180,000    MTA, New York, Dedicated Tax Fund,
                 Series A, MBIA,
                 6.25%, 04/01/2012,
                 Escrowed to Maturity                            $    2,627,707
    1,400,000    New York State Dormitory Authority,
                 State University Dormitory Facilities,
                 Lease Revenue,
                 5.375%, 07/01/2019,
                 Prerefunded 07/01/2012 @ 100                         1,607,200
    4,670,000    Niagara Falls Bridge Commission,
                 New York,
                 6.30%, 10/01/2012,
                 Escrowed to Maturity                                 5,672,415
    7,860,000    MTA, New York,
                 Dedicated Tax Fund Series A, FSA,
                 5.25%, 04/01/2015,
                 Prerefunded 10/01/2014 @ 100                         9,068,396
    1,000,000    New York State Dormitory Authority,
                 North General Hospital,
                 Secured Hospital Program,
                 Series G, MBIA,
                 5.20%, 02/15/2016,
                 Escrowed to Maturity                                 1,080,030
    9,370,000    Triborough Bridge & Tunnel Authority,
                 New York, Toll Revenue, Series Y,
                 5.50%, 01/01/2017,
                 Escrowed to Maturity                                10,856,269
    2,545,000    New York City Transitional Finance Authority,
                 Future Tax Secured Series B,
                 5.50%, 02/01/2017,
                 Escrowed to Maturity                                 2,921,965
    1,600,000    New York City, New York,
                 Series B, AMBAC,
                 8.25%, 06/01/2017,
                 Escrowed to Maturity                                 1,615,264
    1,060,000    MTA, New York, Transit Facilities,
                 Series C-1,
                 5.25%, 07/01/2017,
                 Escrowed to Maturity                                 1,179,875
    8,165,000    Triborough Bridge & Tunnel Authority,
                 New York,
                 Special Obligation Series A, MBIA,
                 5.125%, 01/01/2018,
                 Escrowed to Maturity                                 8,908,750
    1,260,000    MTA, New York Commuter Facilities,
                 Series B, AMBAC,
                 5.00%, 07/01/2020,
                 Escrowed to Maturity                                 1,343,777
                                                                 --------------
                 Total Prerefunded/Escrowed
                   (Cost $149,598,184)                              160,517,902
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 103

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Insured-37.63%
$   3,000,000    New York State Urban Development Corp.,
                 Correctional Facilities,
                 Series A, AMBAC,
                 5.30%, 01/01/2005                               $    3,026,610
    1,000,000    Nassau County, New York,
                 Series A, FGIC,
                 6.50%, 05/01/2005                                    1,027,430
    1,890,000    Elmira City School District,
                 New York, FGIC,
                 3.25%, 06/15/2005                                    1,912,208
    1,000,000    New York State Environmental
                 Facilities Corp.,
                 Pollution Control Revenue,
                 Refunding State Water Revolving Fund,
                 Series E, MBIA,
                 5.50%, 06/15/2005                                    1,027,220
    8,955,000    Port Authority of New York & New Jersey,
                 Consolidated 122nd Series, FSA,
                 5.25%, 07/15/2005                                    9,205,740
    2,815,000    Port Authority of New York & New Jersey,
                 Special Obligation Revenue, MBIA,
                 6.00%, 12/01/2005                                    2,938,607
    4,970,000    New York State Dormitory Authority,
                 Brookdale Hospital Revenue, Refunding,
                 Series J, FSA,
                 5.125%, 02/15/2006                                   5,192,457
    6,000,000    Nassau County, New York,
                 General Improvement,
                 Series V, AMBAC,
                 5.15%, 03/01/2006                                    6,283,620
    1,200,000    Suffolk County, New York,
                 Public Improvement,
                 Series A, MBIA,
                 4.00%, 04/01/2006                                    1,238,616
   15,795,000    New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 Series B, AMBAC,
                 5.00%, 04/01/2006                                   16,546,210
    1,710,000    Suffolk County, New York,
                 Public Improvement,
                 Series A, MBIA,
                 4.00%, 05/01/2006                                    1,767,764
    1,000,000    Attica Central School District, New York,
                 Refunding, FGIC,
                 3.125%, 06/15/2006                                   1,022,340
    1,350,000    Suffolk County, New York,
                 Public Improvement,
                 Series C, MBIA,
                 4.50%, 07/15/2006                                    1,412,249


_______________________________________________________________________________

104 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,320,000    New York State Project Finance Agency,
                 HUD Section 236-
                 Series A, FSA,
                 4.95%, 11/01/2006                               $    2,340,416
    3,550,000    Port Authority of New York & New Jersey,
                 Special Obligation Revenue, MBIA,
                 6.00%, 12/01/2006                                    3,810,570
    2,025,000    New York State Urban Development Corp.,
                 Correctional Facilities,
                 Series A, AMBAC,
                 5.00%, 01/01/2007                                    2,156,848
    2,035,000    Suffolk County, New York,
                 Southwest Sewer District, MBIA,
                 6.00%, 02/01/2007                                    2,213,408
    1,965,000    Longwood Central School District,
                 New York, FGIC,
                 4.50%, 03/15/2007                                    2,081,132
   13,420,000    Long Island Power Authority, New York,
                 Electric System Revenue, MBIA,
                 5.00%, 04/01/2007                                   14,355,508
    3,500,000    New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 Series B, AMBAC,
                 5.00%, 04/01/2007                                    3,748,395
   10,000,000    New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 Series C, FGIC,
                 5.50%, 04/01/2007                                   10,830,400
    4,260,000    New York State Local Government
                 Assistance Corp.,
                 Refunding, Series A, AMBAC,
                 6.00%, 04/01/2007                                    4,659,716
    2,090,000    Central Square Central School District,
                 New York,
                 Refunding, FGIC,
                 3.75%, 05/15/2007                                    2,179,306
    2,000,000    New York State Dormitory Authority,
                 State University,
                 Series B, FGIC,
                 5.375%, 05/15/2007                                   2,167,660
    5,000,000    New York City, New York,
                 Series M, AMBAC,
                 7.50%, 06/01/2007                                    5,678,350
    1,350,000    Jordan-Elbridge Central School District,
                 New York,
                 Refunding, FGIC,
                 4.00%, 06/15/2007                                    1,418,270


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 105

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   4,000,000    Westchester County Industrial
                 Development Agency, New York,
                 Resource Recovery Revenue,
                 Series A, AMBAC,
                 5.60%, 07/01/2007                               $    4,061,280
    2,305,000    Suffolk County, New York,
                 Public Improvement,
                 Series C, MBIA,
                 5.00%, 07/15/2007                                    2,486,980
    3,765,000    MTA, New York, Transportation Revenue,
                 Refunding, Series E, MBIA,
                 5.50%, 11/15/2007                                    4,135,363
    1,560,000    New York City Transportation Authority,
                 Certificates of Participation,
                 Series A, AMBAC,
                 5.50%, 01/01/2008                                    1,712,849
    1,265,000    New York State Urban Development Corp.,
                 Correctional Facilities,
                 Series A, AMBAC,
                 5.50%, 01/01/2008                                    1,388,945
    1,345,000    Babylon, New York,
                 Series A, AMBAC,
                 9.20%, 01/15/2008                                    1,630,611
      530,000    New York State Dormitory Authority,
                 Sound Shore Medical Center,
                 Insured Mortgage, FHA, MBIA,
                 4.35%, 02/01/2008                                      530,716
    1,000,000    New York State Dormitory Authority,
                 Brookdale Hospital Revenue,
                 Refunding, Series J, AMBAC,
                 5.125%, 02/15/2008                                   1,086,110
    2,060,000    Longwood Central School District,
                 New York, FGIC,
                 4.50%, 03/15/2008                                    2,204,282
    2,750,000    New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 Series A, FSA,
                 5.25%, 04/01/2008                                    3,011,772
      500,000    New York State Thruway Authority,
                 Local Highway & Bridge Service
                 Contract Revenue, Series A-2, MBIA,
                 5.25%, 04/01/2008                                      547,595
   10,100,000    New York State Local Government
                 Assistance Corp.,
                 Refunding, Series A, AMBAC,
                 6.00%, 04/01/2008                                   11,302,708
    1,000,000    Suffolk County Waterworks Authority,
                 New York, MBIA,
                 5.10%, 06/01/2008                                    1,094,290


_______________________________________________________________________________

106 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   4,575,000    New York State,
                 Series B, AMBAC,
                 5.625%, 08/15/2008                              $    4,766,372
   11,570,000    Port Authority of New York & New Jersey,
                 Consolidated 126th Series, FGIC,
                 5.25%, 11/15/2008                                   12,587,697
    2,090,000    Port Authority of New York & New Jersey,
                 Special Obligation Revenue, MBIA,
                 6.25%, 12/01/2008                                    2,343,851
    7,940,000    MTA, New York, Service Contract,
                 Series B, FGIC,
                 5.00%, 01/01/2009                                    8,699,937
    1,900,000    New York State Dormitory Authority,
                 Lease Revenue,
                 Municipal Health Facilities
                 Improvement Program,
                 Series 1, FSA,
                 5.00%, 01/15/2009                                    2,075,389
    2,690,000    New York State,
                 Series A, FSA,
                 4.00%, 03/15/2009                                    2,835,610
    1,290,000    New York State Dormitory Authority,
                 State Personal Income Tax Revenue,
                 Series A, FGIC,
                 5.00%, 03/15/2009                                    1,419,232
    9,280,000    New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 Series B, AMBAC,
                 5.00%, 04/01/2009                                   10,197,978
    5,100,000    Long Island Power Authority,
                 New York, Electric System Revenue,
                 Series 8, Subseries 8A-RMK, AMBAC,
                 5.25%, 04/01/2009(b)                                 5,639,937
    4,550,000    Long Island Power Authority,
                 New York, Electric System Revenue,
                 Series 8, Subseries 8B-RMK, AMBAC,
                 5.25%, 04/01/2009(b)                                 5,031,708
    2,385,000    Erie County Industrial Development Agency,
                 New York,
                 School Facility Revenue,
                 School District of the City of Buffalo, FSA,
                 5.00%, 05/01/2009                                    2,619,660
    1,980,000    Suffolk County, New York,
                 Refunding, Series B, FSA,
                 5.00%, 05/01/2009                                    2,174,812
    1,065,000    New York State Dormitory Authority,
                 State University Revenue,
                 Educational Facilities, Series A, MBIA,
                 5.50%, 05/15/2009                                    1,196,048


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   4,055,000    New York State Dormitory Authority,
                 State University Revenue,
                 Series A, FGIC,
                 5.50%, 05/15/2009                               $    4,553,968
    1,005,000    New York State Dormitory Authority,
                 Jewish Board of Family & Children,
                 AMBAC,
                 5.00%, 07/01/2009                                    1,109,651
    8,035,000    New York State Dormitory Authority,
                 City University System Revenue,
                 Consolidated 4th General Series A, MBIA,
                 5.25%, 07/01/2009                                    8,960,632
    3,630,000    New York State Dormitory Authority,
                 City University Revenue,
                 Series A, AMBAC,
                 5.75%, 07/01/2009                                    4,044,981
    2,000,000    New York State Dormitory Authority,
                 City University Revenue,
                 Series A, FSA,
                 5.75%, 07/01/2009                                    2,228,640
    1,550,000    Babylon, New York,
                 Waste Facilities, FGIC,
                 9.00%, 08/01/2009                                    1,981,055
    2,000,000    MTA, New York,
                 Dedicated Tax Fund,
                 Series A, FSA,
                 5.00%, 11/15/2009                                    2,213,660
    6,270,000    Port Authority of New York & New Jersey,
                 Consolidated 126th Series, FGIC,
                 5.50%, 11/15/2009                                    6,949,417
    1,100,000    Long Island Power Authority, New York,
                 Electric System Revenue,
                 Series A, AMBAC,
                 5.50%, 12/01/2009                                    1,237,423
    1,090,000    Nassau County, New York,
                 Series G, MBIA,
                 5.40%, 01/15/2010                                    1,217,094
    1,125,000    Hempstead Town, New York,
                 Series A, MBIA,
                 4.50%, 02/01/2010                                    1,207,710
    1,285,000    New York City Transitional Finance Authority,
                 New York,
                 Future Tax Secured,
                 Series E, MBIA-IBC,
                 5.00%, 02/01/2010                                    1,419,552
    9,375,000    New York City Health & Hospital Corp.,
                 Health System Revenue,
                 Refunding, Series A, AMBAC,
                 5.00%, 02/15/2010                                   10,314,375


_______________________________________________________________________________

108 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   3,150,000    New York State Dormitory Authority,
                 State Personal Income Tax Revenue,
                 Series A, FGIC,
                 5.25%, 03/15/2010                               $    3,526,457
    3,190,000    Long Island Power Authority, New York,
                 Electric System Revenue, AMBAC,
                 5.00%, 04/01/2010                                    3,516,847
    1,000,000    New York State Thruway Authority,
                 Local Highway & Bridge Service Contract,
                 MBIA,
                 5.10%, 04/01/2010                                    1,110,180
    2,220,000    Erie County Industrial Development Agency,
                 New York,
                 School Facility Revenue,
                 School District of the City of Buffalo, FSA,
                 5.00%, 05/01/2010                                    2,450,658
    1,000,000    New York State Dormitory Authority,
                 New York University Revenue
                 Series A, MBIA,
                 5.00%, 07/01/2010                                    1,110,670
    6,680,000    MTA, New York, Service Contract,
                 Series B, FGIC,
                 5.50%, 07/01/2010                                    7,587,277
    1,120,000    Nassau County, New York,
                 Combined Sewer Districts,
                 Series A, AMBAC,
                 5.50%, 07/01/2010                                    1,267,045
   10,050,000    MTA, New York, Transportation Revenue,
                 Refunding, Series E, MBIA,
                 5.00%, 11/15/2010                                   11,157,711
   12,530,000    Port Authority of New York & New Jersey,
                 Consolidated 126th Series, FGIC,
                 5.50%, 11/15/2010                                   13,998,767
    5,000,000    MTA, New York, Service Contract,
                 Series B, FGIC,
                 5.25%, 01/01/2011                                    5,608,100
    2,310,000    New York State Urban Development Corp.,
                 Correctional Refunding Series A, XLCA,
                 5.25%, 01/01/2011                                    2,583,989
    3,870,000    New York State Thruway Authority,
                 State Personal Income Tax Revenue,
                 Series A, FSA,
                 5.00%, 03/15/2011                                    4,298,796
    9,130,000    New York State Local Government
                 Assistance Corp., Refunding,
                 Subordinated Lien, Series A-1, FSA,
                 5.00%, 04/01/2011                                   10,102,802
    3,000,000    New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 Series B, FSA,
                 5.00%, 04/01/2011                                    3,325,230


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 109

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   4,085,000    Long Island Power Authority, New York,
                 Electric System Revenue,
                 MBIA,
                 5.125%, 04/01/2011                              $    4,424,300
    3,575,000    New York State Thruway Authority,
                 Second General Highway & Bridge
                 Trust Fund,
                 Series B, AMBAC,
                 5.25%, 04/01/2011                                    4,014,689
    6,025,000    New York City Municipal Water
                 Finance Authority, New York,
                 Water & Sewer System Revenue,
                 Series D, FSA,
                 5.00%, 06/15/2011                                    6,696,787
    1,580,000    New York State Dormitory Authority,
                 New York University Revenue,
                 Series B, MBIA,
                 5.00%, 07/01/2011                                    1,762,316
    1,085,000    New York State Dormitory Authority,
                 New York,
                 Medical College, MBIA,
                 5.25%, 07/01/2011                                    1,193,761
    1,000,000    Nassau County, New York,
                 Series A, AMBAC,
                 6.00%, 07/01/2011                                    1,170,520
    1,030,000    New York City, New York,
                 Series F, MBIA-IBC,
                 5.75%, 08/01/2011                                    1,185,087
    1,000,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Series D, FSA,
                 5.75%, 08/15/2011                                    1,132,860
    2,785,000    New York City, New York,
                 Educational Construction Fund,
                 MBIA,
                 5.50%, 10/01/2011                                    2,834,350
    1,865,000    MTA, New York, Dedicated Tax Fund,
                 Series A, MBIA,
                 5.00%, 11/15/2011                                    2,078,375
    1,000,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Series D, FSA,
                 5.75%, 02/15/2012                                    1,128,870
    1,540,000    New York State Dormitory Authority,
                 New York University,
                 Series A, MBIA,
                 5.75%, 07/01/2012                                    1,803,001
    1,000,000    Nassau County, New York,
                 Series A, FGIC,
                 6.00%, 07/01/2012                                    1,178,030


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,100,000    Albany County, New York,
                 FGIC,
                 5.00%, 10/01/2012                               $    1,229,008
    1,880,000    New York State Dormitory Authority,
                 Municipal Health Facilities, Series 1, FSA,
                 5.125%, 01/15/2013                                   2,027,392
    1,110,000    New York State Dormitory Authority,
                 Mental Health,
                 Series D, MBIA,
                 5.25%, 02/15/2013                                    1,210,699
    2,305,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Series D, FSA,
                 5.875%, 02/15/2013                                   2,625,188
    4,500,000    Suffolk County, New York,
                 Refunding, Series B, FSA,
                 5.25%, 05/01/2013                                    5,108,805
    8,290,000    New York City Industrial Development
                 Agency, New York,
                 Civic Facility Revenue,
                 Magen David Yeshivah Project, ACA,
                 4.99%, 06/15/2013                                    8,721,163
    1,000,000    New York City Municipal Water
                 Finance Authority, New York,
                 Series A, AMBAC,
                 5.875%, 06/15/2013                                   1,181,160
    1,135,000    New York State Dormitory Authority,
                 City University System,
                 Series 1, FSA,
                 5.75%, 07/01/2013                                    1,286,227
    1,000,000    Nassau County, New York,
                 Series A, FGIC,
                 6.00%, 07/01/2013                                    1,185,510
    1,140,000    New York State Dormitory Authority,
                 Brookdale Hospital,
                 Secured Hospital Program,
                 MBIA,
                 5.20%, 02/15/2014                                    1,225,922
    1,000,000    New York State Urban Development Corp.,
                 Community Enhancement Facilities,
                 AMBAC,
                 5.125%, 04/01/2014                                   1,077,290
    3,930,000    New York State Dormitory Authority,
                 Secured Hospital Program,
                 Series E, MBIA,
                 5.20%, 02/15/2015                                    4,207,969
    1,355,000    New York State Local Government
                 Assistance Corp.,
                 Series A, FGIC,
                 5.00%, 04/01/2015                                    1,454,958


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,355,000    Port Authority of New York & New Jersey,
                 Consolidated 117th Series,
                 FGIC, AMT,
                 5.125%, 11/15/2015                              $    1,431,531
      765,000    Nassau County Interim Finance Authority,
                 New York,
                 Sales Tax Secured,
                 Series A1, AMBAC,
                 5.375%, 11/15/2015                                     852,600
    2,220,000    Long Island Power Authority, New York,
                 Electric System Revenue,
                 Series A, FSA,
                 5.00%, 12/01/2015                                    2,370,139
    5,820,000    New York State Dormitory Authority,
                 Revenue, Wyckoff Heights,
                 Series H, MBIA,
                 5.20%, 02/15/2016                                    6,193,295
    5,905,000    New York State Dormitory Authority,
                 State University Educational Facilities,
                 Series 1989, MBIA,
                 6.00%, 05/15/2016                                    6,793,171
    2,240,000    New York City, New York,
                 Series B, FSA,
                 5.25%, 08/01/2016                                    2,433,424
      290,000    Nassau County Interim Finance Authority,
                 New York,
                 Sales Tax Secured, Series A1, AMBAC,
                 5.375%, 11/15/2016                                     322,245
    1,310,000    New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 Series B, FSA,
                 5.00%, 04/01/2017                                    1,366,225
    2,045,000    New York State,
                 Series D, AMBAC,
                 5.00%, 07/15/2017                                    2,159,336
    4,855,000    New York State Dormitory Authority,
                 Mental Health,
                 Series D, MBIA,
                 5.00%, 08/15/2017                                    5,109,499
    1,120,000    New York State Thruway Authority,
                 Highway & Bridge Trust Fund,
                 Series A, FGIC,
                 5.00%, 04/01/2018                                    1,195,354
    1,000,000    New York State Dormitory Authority,
                 Winthrop University Hospital Associates,
                 Series A, AMBAC,
                 5.25%, 07/01/2018                                    1,090,070
    1,000,000    New York State Dormitory Authority,
                 New York University,
                 Series A, MBIA,
                 6.00%, 07/01/2018                                    1,222,810


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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,720,000    New York State Housing Finance Agency,
                 Service Contract Obligation Revenue,
                 Series C, MBIA-IBC,
                 5.50%, 09/15/2018                               $    2,952,397
    5,325,000    MTA, New York,
                 Revenue Refunding,
                 Series A, AMBAC,
                 5.50%, 11/15/2018                                    6,012,351
    2,310,000    New York State Environmental
                 Facilities Corp.,
                 Personal Income Tax Revenue,
                 Series A, FGIC,
                 5.25%, 01/01/2019                                    2,540,307
    1,780,000    New York State Dormitory Authority,
                 Mental Health Services,
                 Series C, MBIA,
                 5.25%, 02/15/2019                                    1,882,136
    2,500,000    New York State Thruway Authority,
                 State Personal Income Tax Revenue,
                 Series A, MBIA,
                 5.00%, 03/15/2019                                    2,681,900
    1,325,000    New York State Dormitory Authority,
                 South Nassau Community Hospital,
                 Series B, AMBAC,
                 5.25%, 07/01/2019                                    1,441,878
    1,415,000    MTA, New York,
                 Dedicated Tax Fund,
                 Series A, FSA,
                 5.125%, 11/15/2019                                   1,531,695
    1,030,000    New York State Environmental
                 Facilities Corp.,
                 Personal Income Tax Revenue,
                 Series A, FGIC,
                 5.25%, 01/01/2020                                    1,125,821
    4,175,000    New York State Thruway Authority,
                 State Personal Income Tax Revenue,
                 Series A, MBIA,
                 5.00%, 03/15/2020                                    4,450,967
    3,000,000    New York City Transitional Finance Authority,
                 Future Tax Secured,
                 Series C, AMBAC,
                 5.25%, 08/01/2020                                    3,256,320
    2,000,000    New York City Transitional Finance Authority,
                 Future Tax Secured,
                 Series E, MBIA,
                 5.25%, 02/01/2021                                    2,166,980
    1,055,000    New York State Thruway Authority,
                 General Highway & Bridge Trust Fund,
                 Series A, MBIA,
                 5.00%, 04/01/2021                                    1,124,271


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 113

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$  10,000,000    Puerto Rico Commonwealth,
                 Refunding Public Improvement,
                 Series C, FSA,
                 5.00%, 07/01/2021(b)                            $   10,860,600
    1,220,000    New York City, New York,
                 Series D, MBIA,
                 5.25%, 08/01/2021                                    1,323,602
    1,000,000    New York City Municipal Water
                 Finance Authority, New York,
                 Series A, AMBAC,
                 5.125%, 06/15/2022                                   1,040,520
    2,500,000    Long Island Power Authority, New York,
                 Electric System Revenue,
                 Series A, FSA,
                 5.125%, 12/01/2022                                   2,613,650
    5,635,000    New York State Thruway Authority,
                 State Personal Income Tax Revenue,
                 Series A, AMBAC,
                 5.00%, 03/15/2023(c)                                 5,950,560
    2,320,000    New York City Municipal Water
                 Finance Authority,
                 Water & Sewer Systems Revenue,
                 Series B, FSA,
                 5.00%, 06/15/2023                                    2,448,366
    1,240,000    New York City, New York,
                 Series J, MBIA,
                 5.00%, 08/01/2023                                    1,278,539
    5,300,000    Long Island Power Authority, New York,
                 Electric System Revenue,
                 Series A, MBIA-IBC,
                 5.50%, 12/01/2023                                    5,656,319
                                                                 --------------
                 Total Insured
                   (Cost $465,285,605)                              484,128,584
                                                                 --------------
                 Tax Supported-31.00%
                 State General Obligations-1.07%
   11,000,000    California State,
                 5.00%, 03/01/2008                                   11,880,990
    1,700,000    California State,
                 5.25%, 03/01/2010                                    1,886,014
                                                                 --------------
                 Total State General Obligations
                   (Cost $13,781,043)                                13,767,004
                                                                 --------------
                 Local General Obligations-7.44%
    1,000,000    Westchester County, New York,
                 7.10%, 12/01/2004                                    1,008,440


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$     560,000    New York City, New York,
                 Series C,
                 5.60%, 02/01/2005                               $      567,062
    1,310,000    New York City, New York,
                 Series G,
                 5.75%, 02/01/2006                                    1,372,343
    1,000,000    New York City, New York,
                 Series I,
                 6.25%, 04/15/2006                                    1,061,760
    9,175,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2006                                    9,632,832
    1,300,000    Westchester County, New York,
                 Series A,
                 6.75%, 02/01/2007                                    1,439,074
    2,200,000    New York City, New York,
                 Series A,
                 5.00%, 08/01/2007                                    2,356,354
    4,320,000    New York City, New York,
                 Refunding, Series G,
                 5.25%, 08/01/2007                                    4,656,312
      500,000    New York City, New York,
                 Series F,
                 5.50%, 08/01/2007                                      542,320
    3,600,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2008                                    3,900,024
    1,750,000    New York City, New York,
                 Series I,
                 5.00%, 08/01/2008                                    1,895,845
      800,000    Onondaga County, New York,
                 Unrefunded Balance,
                 5.70%, 04/01/2009                                      900,904
   15,000,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2009                                   16,311,150
    2,000,000    New York City, New York,
                 Series I,
                 5.00%, 08/01/2009                                    2,174,820
    1,630,000    New York City, New York,
                 Series A,
                 5.25%, 08/01/2009                                    1,790,636
   17,995,000    New York City, New York,
                 Series G,
                 5.50%, 08/01/2009                                   19,968,872
    4,085,000    New York City, New York,
                 Series A,
                 5.00%, 08/01/2010                                    4,453,875
    2,615,000    New York City, New York,
                 Series B,
                 5.00%, 08/01/2010                                    2,851,135


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 115

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,100,000    New York City, New York,
                 Series B,
                 5.00%, 08/01/2010                               $    1,199,330
    1,540,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2010                                    1,679,062
      770,000    Onondaga County, New York,
                 Unrefunded Balance,
                 5.70%, 04/01/2011                                      883,452
    3,845,000    New York City, New York,
                 Series G,
                 5.00%, 08/01/2012                                    4,204,161
    3,250,000    New York City, New York,
                 Series F,
                 5.25%, 08/01/2016                                    3,514,940
    5,705,000    New York City, New York,
                 Series A,
                 5.25%, 08/01/2019                                    6,201,164
    1,000,000    New York City, New York,
                 Series C,
                 5.50%, 09/15/2019                                    1,100,310
                                                                 --------------
                 Total Local General Obligations
                   (Cost $93,291,017)                                95,666,177
                                                                 --------------
                 Tax Lease-10.23%
      100,000    Puerto Rico Commonwealth,
                 Urban Renewal & Housing Corp.,
                 7.875%, 10/01/2004                                     100,000
    2,500,000    MTA, New York,
                 Service Contract Series B,
                 5.00%, 07/01/2005                                    2,560,075
    1,020,000    New York State Dormitory Authority,
                 City University,
                 Series A,
                 5.70%, 07/01/2005                                    1,049,723
    1,780,000    New York State Dormitory Authority,
                 City University,
                 Series D,
                 5.70%, 07/01/2005                                    1,831,869
    2,200,000    Tobacco Settlement Financing Corp.,
                 New York Tobacco Settlement
                 Asset-Backed, Series A-1,
                 4.00%, 06/01/2006                                    2,262,898
    4,085,000    MTA, New York,
                 Service Contract, Series B,
                 5.25%, 07/01/2006                                    4,312,820
    4,240,000    New York State Dormitory Authority,
                 City University System Revenue,
                 Consolidated 5th General Series A,
                 5.00%, 01/01/2007                                    4,494,951


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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,000,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Series D-1,
                 5.00%, 02/15/2007                               $    2,126,680
   14,600,000    Tobacco Settlement Financing Corp.,
                 New York Tobacco Settlement
                 Asset-Backed,
                 Series A-1,
                 5.00%, 06/01/2007                                   15,539,510
    1,015,000    New York State Dormitory Authority,
                 Revenue, Unrefunded Balance,
                 City University, Series 2,
                 5.75%, 07/01/2007                                    1,093,277
    1,080,000    New York State Housing Finance Agency,
                 Revenue, Health Facilities New York City,
                 Series A,
                 6.00%, 11/01/2007                                    1,156,086
    5,440,000    New York State Dormitory Authority,
                 City University System Revenue,
                 Consolidated 5th General Series A,
                 5.25%, 01/01/2008                                    5,898,918
    3,770,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Series C-1,
                 5.00%, 02/15/2008                                    4,063,080
    3,775,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Series C-1,
                 5.00%, 02/15/2009                                    4,079,831
    2,000,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Series D-1,
                 5.00%, 02/15/2009                                    2,161,500
    1,500,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Series A,
                 5.70%, 02/15/2009                                    1,634,715
    1,505,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Improvement, Series B,
                 6.50%, 02/15/2009                                    1,721,510
    1,605,000    New York State Housing Finance Agency,
                 Service Contract Revenue,
                 Refunding, Series K,
                 5.00%, 03/15/2009                                    1,743,961
    4,780,000    New York State Thruway Authority,
                 Local Highway & Bridge Service Contract,
                 Series A,
                 5.00%, 03/15/2009                                    5,204,273


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   5,645,000    New York State Thruway Authority Revenue,
                 Local Highway & Bridge Service Contract,
                 5.00%, 04/01/2009                               $    6,138,486
    3,485,000    Tobacco Settlement Financing Corp.,
                 New York,
                 Tobacco Settlement Asset-Backed,
                 Series A-1,
                 5.00%, 06/01/2009                                    3,752,962
    1,125,000    New York State Dormitory Authority,
                 City University,
                 Series A,
                 5.75%, 07/01/2009                                    1,251,270
    2,825,000    New York State Dormitory Authority,
                 Mental Health Services Facilities,
                 Series C-1,
                 5.00%, 02/15/2010                                    3,067,159
    1,490,000    Triborough Bridge & Tunnel Authority,
                 New York,
                 Convention Center, Series E,
                 6.00%, 01/01/2011                                    1,713,217
    3,440,000    New York State Thruway Authority,
                 Local Highway & Bridge Service
                 Contract Revenue,
                 5.50%, 04/01/2011                                    3,874,506
    9,700,000    Tobacco Settlement Financing Corp.,
                 New York,
                 Tobacco Settlement Asset-Backed,
                 Series A-1,
                 5.00%, 06/01/2011                                   10,161,526
    1,000,000    New York State Dormitory Authority,
                 Westchester County Court Facilities,
                 AMBAC Surety,
                 5.125%, 08/01/2012                                   1,088,790
    1,115,000    New York State Dormitory Authority,
                 Westchester County Court Facilities,
                 AMBAC Surety,
                 5.25%, 08/01/2013                                    1,217,223
   16,465,000    Tobacco Settlement Financing Corp.,
                 New York,
                 Tobacco Settlement Asset-Backed,
                 Series C-1,
                 5.50%, 06/01/2014                                   17,950,472
    2,090,000    New York State Dormitory Authority,
                 Westchester County Court Facilities,
                 AMBAC Surety,
                 5.25%, 08/01/2017                                    2,264,828
    9,840,000    New York State Urban Development Corp.,
                 Correctional & Youth Facilities Services,
                 Series A,
                 5.25%, 01/01/2021                                   10,751,578


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118 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   4,860,000    New York State Dormitory Authority,
                 State University,
                 5.25%, 11/15/2023(b)                            $    5,380,069
                                                                 --------------
                 Total Tax Lease
                   (Cost $129,299,300)                              131,647,763
                                                                 --------------
                 Special Tax-12.26%
    7,355,000    Municipal Assistance Corp., New York,
                 Series E,
                 6.00%, 07/01/2005                                    7,593,228
    2,645,000    South Tahoe Joint Powers
                 Financing Authority,
                 California Bond Anticipation Notes,
                 Redevelopment Project 1-B,
                 3.50%, 10/01/2005                                    2,645,503
    1,050,000    Puerto Rico Commonwealth,
                 Highway & Transportation Authority,
                 Highway Revenue,
                 Series AA,
                 5.00%, 07/01/2006                                    1,099,298
    1,000,000    New York City Transitional Finance Authority,
                 Refunding, Future Tax Secured,
                 Series A,
                 5.00%, 11/01/2006                                    1,059,120
    1,365,000    New York State Local Government
                 Assistance Corp.,
                 Refunding Subordinated Lien,
                 Series A-2,
                 5.00%, 04/01/2007                                    1,460,154
    1,790,000    Fishhawk Community Development
                 District No. 2, Florida,
                 Special Assessment Revenue,
                 Series B,
                 5.00%, 11/01/2007                                    1,802,888
    2,300,000    Meadow Pointe IV Community
                 Development District,
                 Florida Capital Improvement Revenue,
                 Series B,
                 5.125%, 11/01/2007                                   2,315,801
    1,800,000    Reunion East Community
                 Development District, Florida,
                 Special Assessment,
                 5.20%, 11/01/2007                                    1,824,534
    1,380,000    Meadow Pointe III Community
                 Development District, Florida,
                 Capital Improvement, Series B,
                 5.25%, 11/01/2007                                    1,401,031


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,500,000    Vizcaya Community Development District,
                 Florida, Special Assessment,
                 Series B,
                 5.40%, 11/01/2007                               $    1,523,505
    3,035,000    New York State Local Government
                 Assistance Corp.,
                 Series A,
                 6.00%, 04/01/2008                                    3,328,363
    3,225,000    Village Community Development
                 District No. 5, Florida,
                 Special Assessment Revenue,
                 Series B,
                 5.00%, 05/01/2008                                    3,268,215
    1,400,000    New York City Transitional Finance Authority,
                 Future Tax Secured,
                 Series C,
                 5.00%, 02/01/2009                                    1,530,522
    5,935,000    New York City Transitional Finance Authority,
                 Series C,
                 5.00%, 02/15/2009                                    6,493,127
    1,000,000    Middle Village Community
                 Development District, Florida,
                 Special Assessment, Series B,
                 5.00%, 05/01/2009                                    1,005,790
    1,240,000    Overoaks Community Development District,
                 Florida, Capital Improvement Revenue,
                 Series B,
                 5.125%, 05/01/2009                                   1,243,112
    2,945,000    Clark County,
                 Special Improvement District No. 142,
                 Nevada,
                 4.75%, 08/01/2009                                    2,971,593
   10,000,000    New York City Transitional Finance Authority,
                 Future Tax Secured,
                 Subseries D-1,
                 5.00%, 11/01/2009                                   11,010,900
    1,840,000    Fishhawk Community Development
                 District No. 2, Florida,
                 Special Assessment Revenue,
                 Series B,
                 5.125%, 11/01/2009                                   1,858,253
    1,060,000    North Las Vegas, Nevada,
                 Local Improvement District
                 No. 60-Aliante,
                 5.00%, 12/01/2009                                    1,083,394
    1,880,000    New York City Transitional Finance Authority
                 Revenue,
                 Future Tax Secured, Series B,
                 5.50%, 02/01/2010                                    2,110,131


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   7,755,000    New York State Local Government
                 Assistance Corp.,
                 Refunding Subordinated Lien,
                 Series A-2,
                 5.00%, 04/01/2010                               $    8,516,619
    1,945,000    Gateway Services Community
                 Development District, Florida,
                 Special Sun City Center
                 Fort Meyers Project B,
                 5.50%, 05/01/2010                                    1,984,095
    1,905,000    Las Vegas Special Improvement
                 District No. 607, Nevada,
                 Local Improvement Bonds,
                 5.00%, 06/01/2010                                    1,936,737
    7,800,000    New York City Transitional Finance Authority,
                 Future Tax Secured,
                 Subseries D-1,
                 5.00%, 11/01/2010                                    8,618,298
    1,000,000    Sterling Hill Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series B,
                 5.50%, 11/01/2010                                    1,012,390
    1,000,000    North Las Vegas, Nevada,
                 Local Improvement District No. 60 Aliante,
                 5.25%, 12/01/2010                                    1,026,000
    1,300,000    Concorde Estates Community
                 Development District, Florida,
                 Capital Improvement Revenue,
                 Series B,
                 5.00%, 05/01/2011                                    1,286,662
    2,330,000    Venetian Community Development District,
                 Florida,
                 Capital Improvement Revenue,
                 Series B,
                 5.95%, 05/01/2012                                    2,427,860
    1,220,000    Las Vegas Special Improvement
                 District No. 607, Nevada,
                 Local Improvement Bonds,
                 5.35%, 06/01/2012                                    1,246,864
    4,940,000    New York City Transitional Finance Authority,
                 Future Tax Secured, Series C,
                 5.25%, 02/01/2013                                    5,572,073
    2,400,000    Fiddlers Creek Community Development
                 District No. 2, Florida,
                 Special Assessment Revenue,
                 Series B,
                 5.75%, 05/01/2013                                    2,436,096


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,510,000    Parkway Center Community
                 Development District, Florida,
                 Special Assessment, Refunding,
                 Series B,
                 5.625%, 05/01/2014                              $    2,550,461
    3,500,000    CFM Community Development District,
                 Florida, Revenue,
                 Capital Improvement, Series B,
                 5.875%, 05/01/2014                                   3,551,275
    1,915,000    New York City Transitional Finance Authority,
                 Future Tax Secured,
                 Series C,
                 5.25%, 05/01/2015                                    2,087,178
    1,185,000    New York City Transitional Finance Authority,
                 Future Tax Secured,
                 Series B,
                 5.125%, 11/01/2015                                   1,280,049
    8,370,000    New York City Transitional Finance Authority,
                 Future Tax Secured,
                 Series B,
                 5.50%, 02/01/2017                                    9,282,832
    1,000,000    New York City Transitional Finance Authority,
                 Revenue, Future Tax Secured,
                 Series A,
                 5.25%, 05/01/2017                                    1,089,030
    3,350,000    New York City Transitional Finance Authority,
                 Revenue, Future Tax Secured,
                 Series A,
                 5.375%, 02/15/2018                                   3,662,588
    1,750,000    Celebrate Community Development Authority,
                 Special Assessment Revenue,
                 North Virginia Project,
                 Series B,
                 6.25%, 03/01/2018                                    1,774,045
    2,615,000    New York State Housing Finance Agency,
                 State Personal Income Tax Revenue,
                 Economic Development & Housing,
                 Series A,
                 5.25%, 03/15/2020                                    2,845,905
    5,180,000    New York State Dormitory Authority,
                 State Personal Income Tax Revenue,
                 Series A,
                 5.375%, 03/15/2021                                   5,629,210
    2,825,000    New York State Housing Finance Agency,
                 State Personal Income Tax Revenue,
                 Economic Development & Housing,
                 Series A,
                 5.25%, 09/15/2021                                    3,055,520


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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   6,320,000    New York City Transitional Finance Authority,
                 Future Tax Secured,
                 Series A,
                 5.375%, 11/15/2021                              $    6,950,104
    1,330,000    Beacon Tradeport Community
                 Development District, Florida,
                 Special Assessment Industrial
                 Project, Series B,
                 7.125%, 05/01/2022                                   1,388,520
    1,420,000    Midtown Miami Community
                 Development District, Special
                 Assessment Revenue, Series A,
                 6.00%, 05/01/2024                                    1,442,237
    3,635,000    New York City Transitional
                 Finance Authority, Future Tax
                 Secured, Revenue, Series C,
                 5.00%, 05/01/2026                                    3,704,683
   11,255,000    New York City Transitional
                 Finance Authority, Future Tax
                 Secured, Refunding, Series A,
                 5.50%, 11/01/2026(b)                                12,774,763
                                                                 --------------
                 Total Special Tax (Cost $153,134,327)              157,760,556
                                                                 --------------
                 Total Tax Supported (Cost $389,505,687)            398,841,500
                                                                 --------------
                 Revenue-15.85%
                 Airport Revenue-0.10%
    1,000,000    Denver City & County,
                 Colorado, Airport Revenue,
                 Series D, AMT,
                 7.75%, 11/15/2013                                    1,223,960
                                                                 --------------
                 Total Airport Revenue (Cost $980,912)                1,223,960
                                                                 --------------
                 Electric Revenue-3.44%
    1,270,000    California State Department
                 Water Resources, Power Supply,
                 Series A,
                 5.50%, 05/01/2008                                    1,395,755
   20,105,000    California State Department
                 Water Resources, Power Supply,
                 Series A,
                 5.50%, 05/01/2009                                   22,302,678
    7,500,000    Long Island Power Authority,
                 New York, Electric System
                 Revenue, Series A,
                 5.00%, 06/01/2009                                    8,113,800


_______________________________________________________________________________

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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   2,415,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System, Refunding, Series D,
                 5.375%, 01/01/2010                              $    2,616,049
    1,875,000    New York State Power
                 Authority, Revenue & General
                 Purpose,
                 1.35%, 03/01/2020(b)                                 1,875,000
    2,235,000    North Carolina Eastern
                 Municipal Power Agency, Power
                 System, Refunding, Series C,
                 5.375%, 01/01/2017                                   2,387,650
    2,680,000    New York State Power
                 Authority, Revenue & General
                 Purpose,
                 1.35%, 03/01/2016(b)                                 2,677,936
    2,680,000    New York State Power
                 Authority, Revenue, Series A,
                 5.00%, 11/15/2020                                    2,856,800
                                                                 --------------
                 Total Electric Revenue (Cost $42,737,183)           44,225,668
                                                                 --------------
                 Health Care Revenue-1.00%
    1,305,000    New York State Dormitory
                 Authority, Kateri Residence,
                 4.00%, 07/01/2007                                    1,372,769
      815,000    Nassau County Industrial
                 Development Agency, New York,
                 North Shore Health System
                 Project, Series C,
                 5.625%, 11/01/2010                                     891,162
      285,000    New York State Medical Care
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage, Series A, FHA,
                 6.125%, 02/15/2014                                     289,477
    3,300,000    Miami Beach, Florida, Health
                 Facilities Authority Hospital
                 Revenue, Refunding, Mount Sinai
                 Medical Center,
                 6.75%, 11/15/2024                                    3,431,340
    6,925,000    California Statewide Community
                 Development Authority,
                 Revenue, Kaiser Permanente,
                 Series F,
                 2.30%, 04/01/2033(b)                                 6,906,025
                                                                 --------------
                 Total Health Care Revenue
                   (Cost $12,583,728)                                12,890,773
                                                                 --------------


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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Higher Education Revenue-0.83%
$   1,000,000    New York State Dormitory
                 Authority, Columbia
                 University,
                 5.625%, 07/01/2006                              $    1,065,700
    1,290,000    New York State Dormitory
                 Authority, Columbia
                 University,
                 5.75%, 07/01/2007                                    1,417,904
    2,120,000    New York City Industrial
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 5.75%, 11/01/2011                                    2,084,405
    1,655,000    New York City Industrial
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 5.75%, 11/01/2012                                    1,615,313
    1,045,000    New York City Industrial
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 6.00%, 11/01/2020                                      975,873
    3,345,000    New York State Dormitory
                 Authority, Columbia
                 University, Series C,
                 5.00%, 07/01/2029                                    3,577,779
                                                                 --------------
                 Total Higher Education Revenue
                   (Cost $10,687,758)                                10,736,974
                                                                 --------------
                 Tobacco Revenue-0.25%
    3,335,000    Badger Tobacco Asset
                 Securitization Corp.,
                 Wisconsin, Tobacco Settlement
                 Asset-Backed,
                 6.125%, 06/01/2027                                   3,183,258
                                                                 --------------
                 Total Tobacco Revenue (Cost $3,218,548)              3,183,258
                                                                 --------------
                 Toll/Transit Revenue-2.94%
    1,825,000    MTA, New York, Revenue,
                 Series B,
                 3.00%, 11/15/2005                                    1,848,561
    1,000,000    MTA, New York, Revenue,
                 Refunding, Transportation,
                 Series E,
                 5.50%, 11/15/2006                                    1,071,550


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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$  21,810,000    Triborough Bridge & Tunnel
                 Authority, New York, Series B,
                 5.00%, 11/15/2007                               $   23,636,151
    4,450,000    New York State Bridge
                 Authority, Revenue,
                 5.00%, 01/01/2017                                    4,782,282
    5,025,000    Triborough Bridge & Tunnel
                 Authority, New York, Toll
                 Revenue, Series A,
                 5.25%, 01/01/2017                                    5,479,109
    1,000,000    Triborough Bridge & Tunnel
                 Authority, New York, Revenue,
                 Series A,
                 5.00%, 01/01/2020                                    1,053,290
                                                                 --------------
                 Total Toll/Transit Revenue
                   (Cost $36,937,581)                                37,870,943
                                                                 --------------
                 Water/Sewer Revenue-4.53%
    1,255,000    New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund, Series 92-B,
                 6.25%, 09/15/2005                                    1,282,999
    1,255,000    New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund, Series 92-B,
                 6.35%, 09/15/2006                                    1,283,551
       15,000    New York State Environmental
                 Facilities Corp., State Water
                 Revolving Fund, New York City
                 Municipal Water, Refunding,
                 Series A,
                 5.75%, 06/15/2007                                       15,377
    2,975,000    New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund, Series 95-A,
                 5.20%, 05/15/2008                                    3,095,190
    3,085,000    New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund, Series 95-A,
                 5.30%, 05/15/2009                                    3,211,485
    4,600,000    New York State Environmental
                 Facilities Corp., State
                 Revolving Funds, Municipal
                 Water Project, Series K,
                 5.00%, 06/15/2009                                    5,085,438


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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$     780,000    New York State Environmental
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund, Series 95-A,
                 5.40%, 05/15/2010                               $      812,456
    1,730,000    New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, Unrefunded,
                 State Water Revolving Fund,
                 Series A,
                 4.95%, 06/15/2010                                    1,845,910
    4,410,000    New York City Municipal Water
                 Finance Authority, Series D,
                 5.00%, 06/15/2010                                    4,870,139
    1,395,000    New York City Municipal Water
                 Finance Authority, New York,
                 Series A,
                 6.00%, 06/15/2010                                    1,623,613
    8,280,000    New York State Environmental
                 Facilities Corp., State
                 Refunding, Revolving Funds,
                 Municipal Water Project,
                 Series K,
                 5.00%, 06/15/2011                                    9,229,716
    1,000,000    New York City Municipal Water
                 Finance Authority, Refunding,
                 Series A,
                 5.25%, 06/15/2011                                    1,124,560
      745,000    New York State Environmental
                 Facilities Corp., New York
                 City Municipal Water Finance
                 Authority, Refunding, Series A,
                 5.75%, 06/15/2011                                      864,021
      100,000    New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, New York City
                 Municipal Water Finance
                 Authority, Series 90-A,
                 7.50%, 06/15/2012                                      100,650
      225,000    New York State Environmental
                 Facilities Corp., Pollution
                 Control Revenue, Unrefunded,
                 State Water Revolving Fund,
                 Series A,
                 5.20%, 12/15/2015                                      238,624
    2,320,000    New York City Municipal Water
                 Finance Authority, Refunding,
                 Series D,
                 5.50%, 06/15/2017                                    2,579,283


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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   1,400,000    New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Municipal Water Finance,
                 Series 01-D,
                 5.00%, 06/15/2018                               $    1,494,094
    1,485,000    New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Pooled Funding Program, Series B,
                 5.375%, 11/15/2018                                   1,634,183
    1,250,000    New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Municipal Water Finance,
                 Series 01-D,
                 5.00%, 06/15/2019                                    1,331,725
    2,310,000    New York State Environmental
                 Facilities Corp., State
                 Revolving Funds, Municipal
                 Water Project, Series J,
                 5.00%, 06/15/2019                                    2,480,848
    5,065,000    New York City Municipal Water
                 Finance Authority, Refunding,
                 Series 01-D,
                 5.125%, 06/15/2019                                   5,481,799
    1,255,000    New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Prerefunded,
                 Revolving Funds, Series D,
                 5.15%, 10/15/2019                                    1,349,451
    1,935,000    New York State Environmental
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Pooled Funding Program, Series F,
                 5.25%, 11/15/2019                                    2,125,366
    4,560,000    New York State Environmental
                 Facilities Corp., State
                 Unrefunded Balance Revolving
                 Funds, Series B,
                 5.875%, 07/15/2020                                   5,170,949
                                                                 --------------
                 Total Water/Sewer Revenue
                   (Cost $55,815,671)                                58,331,427
                                                                 --------------
                 Miscellaneous Revenue-0.14%
    1,785,000    Broad Street Community
                 Development Authority,
                 Virginia,
                 7.125%, 06/01/2015                                   1,813,631
                                                                 --------------


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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
                 Total Miscellaneous Revenue
                   (Cost $1,785,000)                             $    1,813,631
                                                                 --------------
                 Industrial Development/Pollution
                 Control Revenue-2.62%
$   1,495,000    New York City Industrial
                 Development Agency, Special
                 Facilities Revenue, Terminal
                 One Group Association Limited
                 Partnership Project, AMT,
                 6.00%, 01/01/2007                                    1,526,933
    4,910,000    Louisa Industrial Development
                 Authority, Virginia, Pollution
                 Control Revenue, Virginia
                 Electric & Power Co.,
                 5.25%, 12/01/2008(b)                                 5,209,264
    3,675,000    New York State Environmental
                 Facilities Corp., Solid Waste
                 Disposal Revenue, Waste
                 Management Project, Series A,
                 2.90%, 05/01/2012(b)                                 3,673,824
    2,065,000    Franklin, Wisconsin, Solid
                 Waste Disposal Revenue, Waste
                 Management,
                 2.50%, 04/01/2016(b)                                 2,061,366
    2,150,000    Putnam County, West Virginia,
                 Pollution Control Revenue,
                 Appalachian Power Co. Project,
                 Series E,
                 2.80%, 05/01/2019(b)                                 2,149,549
    1,300,000    Gulf Coast Waste Disposal
                 Authority, Texas, Waste
                 Management of Texas, Series C,
                 3.20%, 05/01/2028(b)                                 1,301,963
    4,750,000    Pope County, Arkansas, Entergy
                 Arkansas, Inc. Project,
                 5.05%, 09/01/2028(b)                                 4,809,850
    5,765,000    Maricopa County, Arizona,
                 Pollution Control Revenue,
                 Arizona Public Service Co.
                 Project, Series D,
                 1.875%, 05/01/2029(b)                                5,755,776
    1,015,000    Beaver County Industrial
                 Development Authority,
                 Pennsylvania, Pollution
                 Control Revenue, Cleveland
                 Electric Project,
                 3.75%, 10/01/2030(b)                                 1,012,381


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 129

                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

Principal                                                                Market
Amount           Description                                              Value
-------------------------------------------------------------------------------
$   5,080,000    Ohio State Air Quality
                 Development Authority,
                 Revenue, Cleveland Pollution
                 Control, Series B,
                 3.75%, 10/01/2030(b)                            $    5,094,935
    1,100,000    Maricopa County Industrial
                 Development Authority,
                 Arizona, Solid Waste Disposal
                 Revenue, Waste Management,
                 Inc., Project,
                 4.80%, 12/01/2031(b)                                 1,103,520
                                                                 --------------
                 Total Industrial Development/Pollution
                 Control Revenue (Cost $33,324,323)                  33,699,361
                                                                 --------------
                 Total Revenue (Cost $198,070,704)                  203,975,995
                                                                 --------------
                 Asset-Backed Securities-1.05%
                 Housing-1.05%
    3,120,000    New York City Housing
                 Development Corp. Multifamily
                 Housing Revenue, Series B-1, AMT,
                 3.00%, 05/01/2007                                    3,149,110
    6,510,000    New York State Mortgage
                 Agency, AMT Homeowner
                 Mortgage, Revenue, Series 99,
                 4.50%, 04/01/2023                                    6,832,896
    2,055,000    New York State Dormitory
                 Authority, Highland Community
                 Development Corp., Revenue,
                 Series B,
                 5.50%, 07/01/2023                                    2,062,377
    1,465,000    New York State Mortgage
                 Agency, AMT Homeowner
                 Mortgage, Revenue, Series 69,
                 5.50%, 10/01/2028                                    1,496,468
                                                                 --------------
                 Total Housing (Cost $13,165,854)                    13,540,851
                                                                 --------------
                 Total Asset-Backed Securities
                   (Cost $13,165,854)                                13,540,851
                                                                 --------------
                 Investment Summary
                 Total Investments(d)-99.62%
                   (Cost $1,236,446,034)                          1,281,824,832
                 Cash and Other Assets,
                   Less Liabilities-0.38%                             4,835,396
                                                                 --------------
                 Net Assets-100.00%                              $1,286,660,228
                                                                 ==============


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


                      Intermediate New York Portfolio--Portfolio of Investments
-------------------------------------------------------------------------------

INTEREST RATE SWAPS (see Note I)



Notional                                Rate            Rate        Termination     Unrealized
Amount            Description         Received          Paid           Date         Gain/(Loss)
------------------------------------------------------------------------------------------------
$    7,000,000    JP Morgan
                  Interest
                  Rate Swap              2.621%        Variable*      11/01/2004     $  51,651

     7,000,000    JP Morgan
                  Interest
                  Rate Swap              2.314%        Variable*      11/01/2006         7,763

    62,400,000    Merrill Lynch          85.10%
                  Interest             of 1 Month
                  Rate Swap              LIBOR+        Variable*      02/03/2006       202,071

     4,500,000    Goldman Sachs
                  Interest
                  Rate Swap              2.477%        Variable*      07/01/2006        40,690

     7,000,000    JP Morgan
                  Interest
                  Rate Swap             Variable*       4.031%        11/01/2011      (461,416)

     4,500,000    Goldman Sachs
                  Interest
                  Rate Swap             Variable*       3.814%        05/01/2013      (175,981)
                                                                                     ---------
Total Interest Rate Swaps                                                            $(335,222)
                                                                                     =========



* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+  Interest based on LIBOR (London Interbank Offered Rate).

(a) Represents entire or partial position segregated as collateral for interest rate swaps.

(b)  Variable-rate coupon, rate shown as of September 30, 2004.

(c)  When issued security.

(d) At September 30, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $46,946,981 and gross unrealized depreciation of investments was $1,568,183, resulting in net unrealized appreciation of $45,378,798.

Explanation of abbreviations:

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance, Inc.
IBC - International Bancshares Corporation
MBIA - Municipal Bond Investors Assurance Corporation
MTA - Metropolitan Transportation Authority
XLCA - XL Capital Assurance, Inc.


See notes to financial statements.


_______________________________________________________________________________

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


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
September 30, 2004

                                  California      Diversified       New York
                                  Municipal        Municipal        Municipal
                                  Portfolio        Portfolio        Portfolio
                               ==============   ==============   ==============
ASSETS
Investments in securities
  at value                     $  945,888,796   $2,789,691,474   $1,281,824,832
Cash in bank                               -0-       2,345,500               -0-
Receivables:
  Interest                         11,699,165       35,732,619       18,348,315
  Capital shares sold               3,966,244        9,305,790        2,448,851
  Investment securities sold          880,000       36,554,648        8,300,000
Appreciation of swap
  agreement (Note 1I)                 315,820          470,980          302,175
                               --------------   --------------   --------------
Total assets                      962,750,025    2,874,101,011    1,311,224,173
                               --------------   --------------   --------------
LIABILITIES
Due to custodian                       55,256               -0-         611,949
Payables:
  Dividends to shareholders           709,636        2,204,789        1,073,148
  Investment securities
    purchased                       7,611,075       68,234,307       19,563,879
  Capital shares redeemed           1,216,248        4,356,779        1,859,527
  Management fee (Note 2A)            386,403        1,068,811          510,432
  Shareholder servicing and
    administration fee
    (Note 2B)                          68,603          204,547           91,255
  Transfer Agent fee
    (Note 2B)                             243           23,010           14,841
  Distribution fee payable             67,247          179,597          104,786
  Accrued expenses                     74,896          208,214           96,731
Depreciation of swap
  agreement (Note 1I)                 349,576          469,591          637,397
                               --------------   --------------   --------------
Total liabilities                  10,539,183       76,949,645       24,563,945
                               --------------   --------------   --------------
Net Assets                     $  952,210,842   $2,797,151,366   $1,286,660,228
                               ==============   ==============   ==============
Cost of investments            $  918,966,022   $2,701,744,464   $1,236,446,034
                               ==============   ==============   ==============
NET ASSETS CONSIST OF:
Capital stock, at par          $       66,196   $      196,050   $       91,184
Additional paid-in capital        927,308,680    2,715,365,601    1,244,354,636
Undistributed net investment
  income/(excess
  distributions)                      (32,569)          57,103           72,495
Accumulated net realized gain
  (loss) on investment and
  futures transactions             (2,020,483)      (6,415,787)      (2,901,663)
Unrealized appreciation/
  (depreciation) of
  investments and swaps            26,889,018       87,948,399       45,043,576
                               --------------   --------------   --------------
                               $  952,210,842   $2,797,151,366   $1,286,660,228
                               ==============   ==============   ==============


See notes to financial statements.


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


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                  California      Diversified       New York
                                  Municipal        Municipal        Municipal
                                  Portfolio        Portfolio        Portfolio
                               ==============   ==============   ==============
CALCULATION OF MAXIMUM
OFFERING PRICE
Municipal Class Shares
Net Assets                     $  843,206,206   $2,509,748,891   $1,121,213,482
Shares of capital stock
  outstanding                      58,618,356      175,912,881       79,453,646
                               --------------   --------------   --------------
Net asset value and offering
  price per share              $        14.38   $        14.27   $        14.11
                               ==============   ==============   ==============
Class A Shares
Net Assets                     $   38,422,204   $  101,899,194   $   54,246,296
Shares of capital stock
  outstanding                       2,671,212        7,139,972        3,845,804
                               --------------   --------------   --------------
Net asset value and
  redemption price
  per share                    $        14.38   $        14.27   $        14.11
Sales charge--4.25% of public
  offering price                          .64              .63              .63
                               --------------   --------------   --------------
Maximum offering price                 $15.02   $        14.90   $        14.74
                               ==============   ==============   ==============
Class B Shares
Net Assets                     $   35,723,044   $   96,064,147   $   58,167,032
Shares of capital stock
  outstanding                       2,483,175        6,730,272        4,125,242
                               --------------   --------------   --------------
Net asset value and offering
  price per share              $        14.39   $        14.27   $        14.10
                               ==============   ==============   ==============
Class C Shares
Net Assets                     $   34,859,388   $   89,439,134   $   53,033,418
Shares of capital stock
  outstanding                       2,423,470        6,266,770        3,759,301
                               --------------   --------------   --------------
Net asset value and offering
  price per share              $        14.38   $        14.27   $        14.11
                               ==============   ==============   ==============


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 133

                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended September 30, 2004

                                      California     Diversified     New York
                                       Municipal      Municipal      Municipal
                                       Portfolio      Portfolio      Portfolio
                                     ============   ============   ============
INVESTMENT INCOME
Income:
  Interest                           $ 32,053,448   $ 98,524,480   $ 49,132,942
                                     ------------   ------------   ------------
Total income                           32,053,448     98,524,480     49,132,942
                                     ------------   ------------   ------------

EXPENSES (NOTES 1 AND 2):
Management fee                          4,387,121     12,168,644      6,099,082
Shareholder servicing fee                 752,374      2,261,248      1,055,386
Custodian and transfer
  agent fees                              273,295        624,668        383,738
Distribution fees--Class A                135,685        366,585        203,305
Distribution fees--Class B                379,885      1,064,909        613,571
Distribution fees--Class C                418,349      1,030,978        597,292
Auditing and tax fees                      42,683        108,300         52,384
Printing fees                              33,961        121,481         51,047
Registration fees                          24,860        239,384         51,498
Legal fees                                 18,947         72,375         33,136
Directors' fees and expenses               16,014         50,651         25,083
Miscellaneous                              25,210         71,075         41,471
                                     ------------   ------------   ------------
Total expenses                          6,508,384     18,180,298      9,206,993
Less: expense offset
  arrangement (Note 2B)                        (4)           (12)            (9)
                                     ------------   ------------   ------------
Net expense                             6,508,380     18,180,286      9,206,984
                                     ------------   ------------   ------------
Net investment income                  25,545,068     80,344,194     39,925,958
                                     ------------   ------------   ------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENT
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                (990,075)         2,616      1,066,244
  Futures transactions                   (654,973)    (2,429,009)      (925,382)
  Swap transactions                       (41,396)      (250,240)       (84,480)
                                     ------------   ------------   ------------
Net realized gain (loss) on
  investment transactions              (1,686,444)    (2,676,633)        56,382
                                     ------------   ------------   ------------
Net decrease in unrealized
  appreciation/(depreciation) of:
  Investments, futures,
    and swaps                          (2,041,584)   (10,548,395)    (9,511,265)
                                     ------------   ------------   ------------
Net realized and unrealized
  loss on investment
  transactions                         (3,728,028)   (13,225,028)    (9,454,883)
                                     ------------   ------------   ------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                         $ 21,817,040   $ 67,119,166   $ 30,471,075
                                     ============   ============   ============


See notes to financial statements.


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


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                 California Municipal Portfolio
                                                ===============================
                                                  Year Ended       Year Ended
                                                    9/30/04          9/30/03
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                           $   25,545,068   $   23,267,345
Net realized gain (loss) on investment
  transactions                                      (1,686,444)         267,640
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments, futures, and swaps                   (2,041,584)      (6,018,093)
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                   21,817,040       17,516,892
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                               $  (22,579,474)  $  (20,368,700)
  Class A                                           (1,260,900)      (1,329,149)
  Class B                                             (789,230)        (701,542)
  Class C                                             (871,873)        (867,954)
Distributions from net realized gain on
  investment transactions
  Municipal Class                               $     (488,770)  $           -0-
  Class A                                              (35,696)              -0-
  Class B                                              (27,760)              -0-
  Class C                                              (31,790)              -0-
                                                --------------   --------------
Total dividends and distributions to
  shareholders                                     (26,085,493)     (23,267,345)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sales of shares                  314,353,362      335,658,922
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions                        7,597,543        6,474,935
                                                --------------   --------------
Total proceeds from shares sold                    321,950,905      342,133,857
Cost of shares redeemed                           (194,387,540)    (182,032,506)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                       127,563,365      160,101,351
                                                --------------   --------------
Net increase in net assets                         123,294,912      154,350,898
                                                --------------   --------------
NET ASSETS:
Beginning of period                                828,915,930      674,565,032
                                                --------------   --------------
End of period(a)                                $  952,210,842   $  828,915,930
                                                ==============   ==============
(a) Includes undistributed net investment
    income/(excess distributions) of:           $      (32,569)  $      (34,764)
                                                ==============   ==============


See notes to financial statements.


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 135

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                Diversified Municipal Portfolio
                                                ===============================
                                                  Year Ended       Year Ended
                                                    9/30/04          9/30/03
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                           $   80,344,194   $   74,358,002
Net realized gain (loss) on investment
  transactions                                      (2,676,633)       4,149,618
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments, futures, and swaps                  (10,548,395)      (5,026,157)
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                   67,119,166       73,481,463
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                               $  (71,778,247)  $  (66,005,881)
  Class A                                           (3,592,307)      (3,841,638)
  Class B                                           (2,382,683)      (2,300,733)
  Class C                                           (2,308,466)      (2,209,750)
                                                --------------   --------------
Total dividends and distributions
  to shareholders                                  (80,061,703)     (74,358,002)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sales of shares                  876,220,074      968,964,060
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions                       18,981,822       19,095,903
                                                --------------   --------------
Total proceeds from shares sold                    895,201,896      988,059,963
Cost of shares redeemed                           (499,857,512)    (490,730,845)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                       395,344,384      497,329,118
                                                --------------   --------------
Net increase in net assets                         382,401,847      496,452,579

NET ASSETS:
Beginning of period                              2,414,749,519    1,918,296,940
                                                --------------   --------------
End of period(a)                                $2,797,151,366   $2,414,749,519
                                                ==============   ==============
(a) Includes undistributed net investment
    income/(excess distributions) of:           $       57,103   $       24,852
                                                ==============   ==============


See notes to financial statements.


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


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                  New York Municipal Portfolio
                                                ===============================
                                                  Year Ended       Year Ended
                                                    9/30/04          9/30/03
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                           $   39,925,958   $   37,741,695
Net realized gain (loss) on investment
  transactions                                          56,382        2,058,488
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments, futures, and swaps                   (9,511,265)      (2,705,202)
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                   30,471,075       37,094,981
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                               $  (34,837,419)  $  (33,702,805)
  Class A                                           (2,076,117)      (1,915,689)
  Class B                                           (1,448,511)      (1,138,804)
  Class C                                           (1,411,058)        (984,397)
Distributions from net realized gain on
  investment transactions                                   -0-              -0-
                                                --------------   --------------
Total dividends and distributions
  to shareholders                                  (39,773,105)     (37,741,695)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sales of shares                  351,775,089      413,735,995
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions                       12,764,315       12,753,085
                                                --------------   --------------
Total proceeds from shares sold                    364,539,404      426,489,080
Cost of shares redeemed                           (277,559,965)    (237,402,632)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                        86,979,439      189,086,448
                                                --------------   --------------
Net increase in net assets                          77,677,409      188,439,734

NET ASSETS:
Beginning of period                              1,208,982,819    1,020,543,085
                                                --------------   --------------
End of period(a)                                $1,286,660,228   $1,208,982,819
                                                ==============   ==============
(a) Includes undistributed net investment
    income/(excess distributions) of:           $       72,495   $        4,122
                                                ==============   ==============


See notes to financial statements.


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


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2004

NOTE 1.

Organization and Significant Accounting Policies

The AllianceBernstein Intermediate Municipal Class A, B and C shares are shares of three Portfolios of the Sanford C. Bernstein Fund, Inc. (the "Fund"):
California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio (collectively, "Bernstein Intermediate Municipal Portfolios" or "Portfolios"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. Effective February 1, 2002, the Bernstein Portfolios commenced offering AllianceBernstein Intermediate Municipal Class A, AllianceBernstein Intermediate Municipal Class B and AllianceBernstein Intermediate Municipal Class C Shares (collectively, "Intermediate Municipal Retail Classes") in addition to the existing Municipal Class shares (each, a "Municipal Class"). These financial statements include only the Intermediate Municipal Portfolios. The financial highlights of the Municipal Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quo-


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


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

tations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts

Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 139

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

purchased and its value at the time it was closed.

D. Taxes

Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

E. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis

Any Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains

Net investment income of each Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions


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


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise. This reclassification had no effect on net assets.

H. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Interest Rate Swap Agreements

A Portfolio enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 141

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE 2.

Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolios.

B. Shareholder Servicing and Administrative Fee; Transfer Agency Agreement

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and the Portfolios. This agreement applies only to the Municipal Class shares of the Portfolios. Under the agreement, the fee payable by each Municipal Class share for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month.

Under a Transfer Agency Agreement, the Intermediate Municipal Retail Classes of the Portfolios compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: California Municipal Portfolio, $18,886; Diversified Municipal Portfolio, $67,837; and New York Municipal Portfolio, $37,046, for the year ended September 30, 2004.

For the year ended September 30, 2004, the expenses for the Retail Classes of the California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio were reduced under an expense offset arrangement with AGIS by $4, $12 and $9, respectively.

C. Distribution Arrangements--Municipal Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Municipal Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Municipal Class shares of the Portfolios. This agreement does not apply to the Intermediate Municipal Retail Classes of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.


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


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

D. Distribution Arrangements--Intermediate Municipal Retail Classes

The Intermediate Municipal Retail Classes of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


                                                    Class B          Class C
                                                 =============    =============
California Municipal                             $     888,801    $     569,137
Diversified Municipal                                1,768,059          793,336
New York Municipal                                   1,505,460          590,095


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B or C shares.

E. Other Transactions with Affiliates

Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended September 30, 2004 as follows:


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 143

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                        Front-End          Contingent Deferred Sales Charges
                    Sales Charges      ----------------------------------------
Portfolio                 Class A       Class A         Class B         Class C
-------------------------------------------------------------------------------
California Municipal      $ 5,418      $ 10,779        $ 77,140        $ 37,658
Diversified Municipal      18,508        13,953         292,072          53,272
New York Municipal          9,701        15,039         139,674          30,412


NOTE 3.

Investment Security Transactions

Purchases and Sales

For the period from October 1, 2003 through September 30, 2004, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:


                              Purchases     Purchases               Sales
                         Excluding U.S.       of U.S.      Excluding U.S.   Sales of U.S.
                             Government    Government          Government      Government
                             Securities    Securities          Securities      Securities
--------------------------------------------------------------------------------------------
California Municipal    $   588,687,683    $       -0-     $  432,782,458      $       -0-
Diversified Municipal     1,339,904,192            -0-      1,043,774,673              -0-
New York Municipal          578,637,826            -0-        477,140,405              -0-


NOTE 4.

Risk Involved in Investing in the Portfolios

Interest rate risk and credit risk--Interest rate risk is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Credit Risk--The California Municipal Portfolio and the New York Municipal Portfolio invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these provisions and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

144 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE 5.

Risks Involved in Futures Contracts

All Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 6.

Capital-Share Transactions

The Fund has authorized 7.5 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2004, 7,500 million are divided into 12 Portfolios. It has allocated 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes and 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes. Share transactions for the Intermediate Municipal Portfolios for the year ended September 30, 2004, and for the year ended September 30, 2003, were as follows:


                               Shares                         Amount
                   ----------------------------   -----------------------------
                       Year Ended    Year Ended      Year Ended     Year Ended
California           September 30, September 30,   September 30,   September 30,
Municipal Portfolio       2004          2003            2004           2003
-------------------------------------------------------------------------------
Municipal Class
Shares sold            19,362,694    15,993,308  $  278,229,856  $  230,456,346
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions           380,194       311,153       5,464,063       4,480,766
-------------------------------------------------------------------------------
Shares redeemed        (8,521,055)   (9,847,269)   (122,550,941)   (141,767,035)
-------------------------------------------------------------------------------
Net increase           11,221,743     6,457,192     161,142,978      93,170,077
===============================================================================
Beginning of
  period               47,396,613    40,939,421     657,270,405     564,100,328
===============================================================================
End of period          58,618,356    47,396,613  $  818,413,383  $  657,270,405
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 145

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                   ----------------------------   -----------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
California           September 30, September 30,   September 30,   September 30,
Municipal Portfolio       2004          2003            2004            2003
-------------------------------------------------------------------------------
Intermediate
  Municipal
  Class A Shares
Shares sold             1,601,314     2,785,231  $   22,992,722  $   40,254,137
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions            62,048        61,879         892,517         891,976
-------------------------------------------------------------------------------
Shares converted
  from Class B             42,663         2,405         616,038          34,786
-------------------------------------------------------------------------------
Shares redeemed        (2,739,651)   (1,537,746)    (39,262,227)    (22,122,903)
-------------------------------------------------------------------------------
Net increase
  (decrease)           (1,033,626)    1,311,769     (14,760,950)     19,057,996
===============================================================================
Beginning of period     3,704,838     2,393,069      53,199,229      34,141,233
===============================================================================
End of period           2,671,212     3,704,838  $   38,438,279  $   53,199,229
===============================================================================

Intermediate
  Municipal
  Class B Shares
Shares sold               413,439     1,920,658  $    5,912,975  $   27,675,631
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions            42,707        34,676         613,905         499,871
-------------------------------------------------------------------------------
Shares converted
  to Class A              (42,664)       (2,406)       (616,038)        (34,786)
-------------------------------------------------------------------------------
Shares redeemed          (690,338)     (473,721)     (9,878,652)     (6,793,430)
-------------------------------------------------------------------------------
Net increase
  (decrease)             (276,856)    1,479,207      (3,967,810)     21,347,286
===============================================================================
Beginning of period     2,760,031     1,280,824      39,617,938      18,270,652
===============================================================================
End of period           2,483,175     2,760,031  $   35,650,128  $   39,617,938
===============================================================================


_______________________________________________________________________________

146 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                   ----------------------------   -----------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
California           September 30, September 30,   September 30,   September 30,
Municipal Portfolio      2004          2003            2004            2003
-------------------------------------------------------------------------------
Intermediate
  Municipal
  Class C Shares
Shares sold               458,392     2,580,810  $    6,601,771  $   37,238,022
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions            43,617        41,795         627,058         602,322
-------------------------------------------------------------------------------
Shares redeemed        (1,541,591)     (787,462)    (22,079,682)    (11,314,352)
-------------------------------------------------------------------------------
Net increase
  (decrease)           (1,039,582)    1,835,143     (14,850,853)     26,525,992
===============================================================================
Beginning of period     3,463,052     1,627,909      49,723,939      23,197,947
===============================================================================
End of period           2,423,470     3,463,052  $   34,873,086  $   49,723,939
===============================================================================

                               Shares                         Amount
                   ----------------------------   -----------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Diversified          September 30, September 30,   September 30,   September 30,
Municipal Portfolio      2004          2003            2004            2003
-------------------------------------------------------------------------------
Municipal Class
Shares sold            56,402,771    45,827,077  $  803,722,850  $  652,336,992
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends            996,289     1,007,006      14,194,124      14,337,817
-------------------------------------------------------------------------------
Shares redeemed       (24,148,120)  (24,691,187)   (343,673,316)   (351,569,651)
-------------------------------------------------------------------------------
Net increase           33,520,940    22,142,896     474,243,658     315,105,158
===============================================================================
Beginning of
  period              142,661,941   120,519,045   1,955,483,332   1,640,378,174
===============================================================================
End of period         175,912,881   142,661,941  $2,429,726,990  $1,955,483,332
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 147

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                   ----------------------------   -----------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Diversified          September 30, September 30,   September 30,   September 30,
Municipal Portfolio      2004          2003            2004            2003
-------------------------------------------------------------------------------
Intermediate
  Municipal
  Class A Shares
Shares sold             2,791,398    10,166,055  $   39,770,226  $  145,026,646
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends            156,489       167,702       2,232,359       2,390,535
-------------------------------------------------------------------------------
Shares converted
  from Class B             40,949        21,475         585,547         305,385
-------------------------------------------------------------------------------
Shares redeemed        (5,661,852)   (6,243,391)    (80,491,325)    (88,536,960)
-------------------------------------------------------------------------------
Net increase
  (decrease)           (2,673,016)    4,111,841     (37,903,193)     59,185,606
===============================================================================
Beginning of
  period                9,812,988     5,701,147     139,356,112      80,170,506
===============================================================================
End of period           7,139,972     9,812,988  $  101,452,919  $  139,356,112
===============================================================================

Intermediate
  Municipal
  Class B Shares
Shares sold               869,273     5,805,688  $   12,394,497  $   82,692,928
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends             97,407        91,215       1,388,562       1,300,441
-------------------------------------------------------------------------------
Shares converted
  to Class A              (40,951)      (21,475)       (585,547)       (305,385)
-------------------------------------------------------------------------------
Shares redeemed        (2,258,595)   (1,506,890)    (32,100,577)    (21,435,134)
-------------------------------------------------------------------------------
Net increase
  (decrease)           (1,332,866)    4,368,538     (18,903,065)     62,252,850
===============================================================================
Beginning of
  period                8,063,138     3,694,600     114,221,384      51,968,534
===============================================================================
End of period           6,730,272     8,063,138  $   95,318,319  $  114,221,384
===============================================================================


_______________________________________________________________________________

148 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                   ----------------------------   -----------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
Diversified          September 30, September 30,   September 30,   September 30,
Municipal Portfolio      2004          2003            2004            2003
-------------------------------------------------------------------------------
Intermediate
  Municipal
  Class C Shares
Shares sold             1,383,803     6,210,766  $   19,746,954  $   88,602,109
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends             81,839        74,861       1,166,777       1,067,110
-------------------------------------------------------------------------------
Shares redeemed        (3,026,407)   (2,035,098)    (43,006,747)    (28,883,715)
-------------------------------------------------------------------------------
Net increase
  (decrease)           (1,560,765)    4,250,529     (22,093,016)     60,785,504
===============================================================================
Beginning of
  period                7,827,535     3,577,006     111,156,439      50,370,935
===============================================================================
End of period           6,266,770     7,827,535  $   89,063,423  $  111,156,439
===============================================================================

                               Shares                         Amount
                   ----------------------------   -----------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
New York             September 30, September 30,   September 30,   September 30,
Municipal Portfolio      2004          2003            2004            2003
-------------------------------------------------------------------------------
Municipal Class
Shares sold            21,638,209    17,541,261  $  305,291,848  $  247,638,231
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends            689,237       722,407       9,719,528      10,190,157
-------------------------------------------------------------------------------
Shares redeemed       (13,656,099)  (13,559,281)   (192,281,514)   (191,147,522)
-------------------------------------------------------------------------------
Net increase            8,671,347     4,704,387     122,729,862      66,680,866
===============================================================================
Beginning of
  period               70,782,299    66,077,912     956,689,419     890,008,553
===============================================================================
End of period          79,453,646    70,782,299  $1,079,419,281  $  956,689,419
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 149

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                   ----------------------------   -----------------------------
                      Year Ended    Year Ended      Year Ended      Year Ended
New York             September 30, September 30,   September 30,   September 30,
Municipal Portfolio      2004          2003            2004            2003
-------------------------------------------------------------------------------
Intermediate
  Municipal
  Class A Shares
Shares sold             1,615,750     4,772,614  $   22,800,191  $   67,433,941
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends             94,136        90,478       1,327,825       1,276,666
-------------------------------------------------------------------------------
Shares converted
  from Class B             37,929        13,121         535,934         185,945
-------------------------------------------------------------------------------
Shares redeemed        (3,428,933)   (1,933,812)    (48,289,760)    (27,187,705)
-------------------------------------------------------------------------------
Net increase
  (decrease)           (1,681,118)    2,942,401     (23,625,810)     41,708,847
===============================================================================
Beginning of
  period                5,526,922     2,584,521      77,587,151      35,878,304
===============================================================================
End of period           3,845,804     5,526,922  $   53,961,341  $   77,587,151
===============================================================================

Intermediate
  Municipal
  Class B Shares
Shares sold               671,588     3,262,222  $    9,478,863  $   46,059,262
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends             74,192        57,631       1,045,533         812,702
-------------------------------------------------------------------------------
Shares converted
  to Class A              (37,911)      (13,130)       (535,934)       (185,945)
-------------------------------------------------------------------------------
Shares redeemed        (1,012,852)     (679,364)    (14,209,122)     (9,549,437)
-------------------------------------------------------------------------------
Net increase             (304,983)    2,627,359      (4,220,660)     37,136,582
===============================================================================
Beginning of
  period                4,430,225     1,802,866      62,187,763      25,051,181
===============================================================================
End of period           4,125,242     4,430,225  $   57,967,103  $   62,187,763
===============================================================================

Intermediate
  Municipal
  Class C Shares
Shares sold               966,957     3,705,738  $   13,668,253  $   52,418,616
-------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends             47,599        33,551         671,429         473,560
-------------------------------------------------------------------------------
Shares redeemed        (1,585,393)     (663,668)    (22,243,635)     (9,332,023)
-------------------------------------------------------------------------------
Net increase             (570,837)    3,075,621      (7,903,953)     43,560,153
===============================================================================
Beginning of
  period                4,330,138     1,254,517      61,002,048      17,441,895
===============================================================================
End of period           3,759,301     4,330,138  $   53,098,095  $   61,002,048
===============================================================================


_______________________________________________________________________________

150 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE 7.

Distributions to Shareholders

The tax character of the distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003, were as follows:


CALIFORNIA MUNICIPAL                                  2004             2003
                                                 =============    =============
Distributions paid from:
  ordinary income                                $   1,078,849    $   1,308,514
                                                 -------------    -------------
Net long-term capital gains                            584,016                0
Total taxable distributions paid                     1,662,865        1,308,514
Tax exempt distributions                            24,422,628       21,958,831
                                                 -------------    -------------
Total distributions paid                         $  26,085,493       23,267,345
                                                 =============    =============

DIVERSIFIED MUNICIPAL                                 2004             2003
                                                 =============    =============
Distributions paid from:
  ordinary income                                $   2,700,837        1,659,562
                                                 -------------    -------------
Total taxable distributions paid                     2,700,837        1,659,562
Tax exempt distributions                            77,360,866       72,698,440
                                                 -------------    -------------
Total distributions paid                         $  80,061,703       74,358,002
                                                 =============    =============

NEW YORK MUNICIPAL                                    2004             2003
                                                 =============    =============
Distributions paid from:
  ordinary income                                $   1,067,657    $   1,072,760
                                                 -------------    -------------
Total taxable distributions paid                     1,067,657        1,072,760
Tax exempt distributions                            38,705,448       36,668,935
                                                 -------------    -------------
Total distributions paid                         $  39,773,105    $  37,741,695
                                                 =============    =============


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 151

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                      Accumulated         Total
                      Capital and    Unrealized      Accumulated
                         Ordinary   Other Gains    Appreciation/      Earnings/
                        Income(a)   (Losses)(b)  Depreciation(c)   (Deficit)(d)
-------------------------------------------------------------------------------
California Municipal   $  980,126   $   257,140     $ 26,876,960   $ 28,114,226
Diversified Municipal   2,228,740    (1,541,518)      87,412,075     88,099,297
New York Municipal      1,078,171    (2,213,952)      45,111,048     43,975,267

(a)  includes tax exempt income as shown below:

-------------------------------------------------------------------------------
California Municipal                $   645,457
Diversified Municipal                 2,134,429
New York Municipal                    1,048,224

(b) At September 30, 2004, the following Portfolios had capital loss carryforwards as shown below:

                                   Capital Loss
                                Carryforward Amount                  Expiration
-------------------------------------------------------------------------------
Diversified Municipal               $ 1,541,518                       9/30/2009
New York Municipal                    2,213,952                       9/30/2009

(c) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, straddles and swap income (loss).

(d) The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable and post-October loss deferrals.

At September 30, 2004, the following Portfolios had post-October capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2004:


                                                                   Post-October
                                                                   Capital Loss
                                                                     Deferral
-------------------------------------------------------------------------------
California Municipal                                                $ 2,568,624
Diversified Municipal                                                 4,304,793
New York Municipal                                                      687,711


During the year ended September 30, 2004, capital loss carryforwards were utilized by the Portfolios as shown below:

                                                                   Capital Loss
                                                                   Carryforward
                                                                     Utilized
-------------------------------------------------------------------------------
Diversified Municipal                                               $ 2,335,757
New York Municipal                                                    1,119,341


During the current fiscal year, permanent differences primarily due to reclassifications of swap income resulted in a decrease in undistributed net investment income and a decrease in accumulated net realized loss on investment. This reclassification had no effect on net assets.

NOTE 8.

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual


_______________________________________________________________________________

152 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 153

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment


_______________________________________________________________________________

154 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE 9.

Subsequent Events

On October 27, 2004, the Board of Directors of Sanford C. Bernstein Fund, Inc. approved an amendment to the Investment Management Agreement between the Fund and the Adviser revising the fees payable by the Fund, on behalf of each Portfolio, to the Adviser, as set forth below:



                      Annual Percentage of Average Daily Net Assets of Each Portfolio

                                                  First         Next
Portfolio                                      $1 Billion    $2 Billion    Thereafter
--------------------------------------------------------------------------------------
Intermediate New York Municipal Portfolio;
Intermediate California Municipal Portfolio;
Intermediate Diversified Municipal Portfolio      0.50%        0.45%         0.45%



_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 155

                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                 Intermediate California
                                                   Municipal Portfolio
                                          ------------------------------------
                                                      Class A Shares
                                          ------------------------------------
                                                                    February 1,
                                          Year Ended September 30,   2002(b) to
                                          ------------------------   September
                                              2004         2003      30, 2002
                                          -----------  -----------  -----------
Net asset value, beginning of period        $14.46       $14.59       $14.22

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                        0.40         0.43         0.30
Net realized and unrealized gain
  (loss) on investment
  and futures transactions                   (0.07)       (0.13)        0.37
Total from investment operations              0.33         0.30         0.67

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net
  investment income                           (.02)       (0.02)          -0-
Dividends from tax-exempt net
  investment income                          (0.38)       (0.41)       (0.30)
Distributions from net realized
  gain on investment transactions            (0.01)          -0-          -0-
Total dividends and distributions            (0.41)       (0.43)       (0.30)
Net asset value, end of period              $14.38       $14.46       $14.59
Total return(c)                               2.32%        2.13%        4.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                            $38,422      $53,570      $34,909
Average net assets (000 omitted)           $45,228      $44,288      $15,046
Ratio of expenses to average
  net assets                                  0.88%        0.90%        0.97%*
Ratio of net investment income to
  average net assets                          2.79%        3.00%        2.98%*
Portfolio turnover rate                         52%          44%          31%


See footnote summary on page 164.


_______________________________________________________________________________

156 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                 Intermediate California
                                                   Municipal Portfolio
                                          ------------------------------------
                                                     Class B Shares
                                          ------------------------------------
                                                                    February 1,
                                          Year Ended September 30,  2002(b) to
                                          ------------------------   September
                                              2004         2003      30, 2002
                                          -----------  -----------  -----------
Net asset value, beginning of period        $14.46       $14.59       $14.22

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                        0.30         0.33         0.23
Net realized and unrealized gain
  (loss) on investment and
  futures transactions                       (0.06)       (0.13)        0.37
Total from investment operations              0.24         0.20         0.60

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net
  investment income                          (0.01)       (0.02)          -0-
Dividends from tax-exempt net
  investment income                          (0.29)       (0.31)       (0.23)
Distributions from net realized
  gain on investment transactions            (0.01)          -0-          -0-
Total dividends and distributions            (0.31)       (0.33)       (0.23)
Net asset value, end of period              $14.39       $14.46       $14.59
Total return(c)                               1.67%        1.41%        4.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                            $35,723      $39,915      $18,688
Average net assets (000 omitted)           $37,989      $30,679      $ 8,396
Ratio of expenses to average
  net assets                                  1.58%        1.61%        1.68%*
Ratio of net investment income to
  average net assets                          2.08%        2.29%        2.27%*
Portfolio turnover rate                         52%          44%          31%


See footnote summary on page 164.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 157

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                Intermediate California
                                                  Municipal Portfolio
                                          ------------------------------------
                                                      Class C Shares
                                          ------------------------------------
                                                                    February 1,
                                          Year Ended September 30,   2002(b) to
                                          ------------------------   September
                                              2004         2003      30, 2002
                                          -----------  -----------  -----------
Net asset value, beginning of period        $14.46       $14.59       $14.22

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                        0.29         0.33         0.23
Net realized and unrealized gain
  (loss) on investment and
  futures transactions                       (0.07)       (0.13)        0.37
Total from investment operations              0.22         0.20         0.60

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net
  investment income                          (0.01)       (0.02)          -0-
Dividends from tax-exempt net
  investment income                          (0.28)       (0.31)       (0.23)
Distributions from net realized
  gain on investment transactions            (0.01)          -0-          -0-
Total dividends and distributions            (0.30)       (0.33)       (0.23)
Net asset value, end of period              $14.38       $14.46       $14.59
Total return(c)                               1.60%        1.41%        4.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                            $34,859      $50,071      $23,746
Average net assets (000 omitted)           $41,835      $37,992      $10,538
Ratio of expenses to average
  net assets                                  1.58%        1.61%        1.68%*
Ratio of net investment income to
  average net assets                          2.09%        2.28%        2.28%*
Portfolio turnover rate                         52%          44%          31%


See footnote summary on page 164.


_______________________________________________________________________________

158 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                Intermediate Diversified
                                                  Municipal Portfolio
                                          ------------------------------------
                                                     Class A Shares
                                          ------------------------------------
                                                                    February 1,
                                          Year Ended September 30,   2002(b) to
                                          ------------------------   September
                                              2004         2003      30, 2002
                                          -----------  -----------  -----------
Net asset value, beginning of period        $14.35       $14.37       $14.01

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                        0.42         0.47         0.33
Net realized and unrealized gain
  (loss) on investment and
  futures transactions                       (0.08)       (0.02)        0.36
Total from investment operations              0.34         0.45         0.69

LESS DIVIDENDS:
Dividends from taxable net
  investment income                          (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                          (0.41)       (0.46)       (0.33)
Total dividends                              (0.42)       (0.47)       (0.33)
Net asset value, end of period              $14.27       $14.35       $14.37
Total return(c)                               2.39%        3.22%        5.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                           $101,899     $140,781      $81,944
Average net assets (000 omitted)          $122,195     $117,219      $40,750
Ratio of expenses to average
  net assets                                  0.87%        0.88%        0.94%*
Ratio of net investment income to
  average net assets                          2.95%        3.28%        3.42%*
Portfolio turnover rate                         41%          38%          22%


See footnote summary on page 164.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 159

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                Intermediate Diversified
                                                  Municipal Portfolio
                                          ------------------------------------
                                                     Class B Shares
                                          ------------------------------------
                                                                    February 1,
                                          Year Ended September 30,   2002(b) to
                                          ------------------------   September
                                              2004         2003      30, 2002
                                          -----------  -----------  -----------
Net asset value, beginning of period        $14.35       $14.38       $14.01

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                        0.32         0.37         0.27
Net realized and unrealized gain
  (loss) on investment and
  futures transactions                       (0.08)       (0.03)        0.37
Total from investment operations              0.24         0.34         0.64

LESS DIVIDENDS:
Dividends from taxable net
  investment income                          (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                          (0.31)       (0.36)       (0.27)
Total dividends                              (0.32)       (0.37)       (0.27)
Net asset value, end of period              $14.27       $14.35       $14.38
Total return(c)                               1.68%        2.43%        4.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                           $ 96,064     $115,690      $53,115
Average net assets (000 omitted)          $106,491     $ 89,102      $26,153
Ratio of expenses to average
  net assets                                  1.57%        1.59%        1.65%*
Ratio of net investment income to
  average net assets                          2.25%        2.58%        2.75%*
Portfolio turnover rate                         41%          38%          22%


See footnote summary on page 164.


_______________________________________________________________________________

160 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                Intermediate Diversified
                                                   Municipal Portfolio
                                          ------------------------------------
                                                     Class C Shares
                                          ------------------------------------
                                                                    February 1,
                                          Year Ended September 30,   2002(b) to
                                          ------------------------   September
                                              2004         2003      30, 2002
                                          -----------  -----------  -----------
Net asset value, beginning of period        $14.35       $14.37       $14.01

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                        0.32         0.37         0.27
Net realized and unrealized gain
  (loss) on investment and
  futures transactions                       (0.08)       (0.02)        0.36
Total from investment operations              0.24         0.35         0.63

LESS DIVIDENDS:
Dividends from taxable net
  investment income                          (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                          (0.31)       (0.36)       (0.27)
Total dividends                              (0.32)       (0.37)       (0.27)
Net asset value, end of period              $14.27       $14.35       $14.37
Total return(c)                               1.68%        2.50%        4.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                           $ 89,439     $112,298      $51,419
Average net assets (000 omitted)          $103,098     $ 86,028      $24,113
Ratio of expenses to average
  net assets                                  1.57%        1.59%        1.65%*
Ratio of net investment income to
  average net assets                          2.25%        2.57%        2.71%*
Portfolio turnover rate                         41%          38%          22%


See footnote summary on page 164.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 161

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                Intermediate New York
                                                 Municipal Portfolio
                                        ------------------------------------
                                                    Class A Shares
                                        ------------------------------------
                                                                  February 1,
                                        Year Ended September 30,  2002(b) to
                                        ------------------------   September
                                            2004         2003      30, 2002
                                        -----------  -----------  -----------
Net asset value, beginning of period      $14.21       $14.22       $13.82

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                      0.43         0.46         0.32
Net realized and unrealized gain
  (loss) on investment and
  futures transactions                     (0.10)       (0.01)        0.40
Total from investment operations            0.23         0.45         0.72

LESS DIVIDENDS:
Dividends from taxable net
  investment income                        (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                        (0.42)       (0.45)       (0.32)
Total dividends                            (0.43)       (0.46)       (0.32)
Net asset value, end of period            $14.11       $14.21       $14.22
Total return(c)                             2.37%        3.25%        5.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                          $54,246      $78,518      $36,760
Average net assets (000 omitted)         $67,768      $59,445      $19,608
Ratio of expenses to average
  net assets                                0.88%        0.90%        0.95%*
Ratio of net investment income to
  average net assets                        3.07%        3.22%        3.39%*
Portfolio turnover rate                       39%          29%          37%


See footnote summary on page 164.


_______________________________________________________________________________

162 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                Intermediate New York
                                                  Municipal Portfolio
                                         ------------------------------------
                                                     Class B Shares
                                         ------------------------------------
                                                                   February 1,
                                         Year Ended September 30,   2002(b) to
                                         ------------------------   September
                                             2004         2003       30, 2002
                                         -----------  -----------  -----------
Net asset value, beginning of period       $14.20       $14.22       $13.82

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                       0.33         0.36         0.26
Net realized and unrealized gain
  (loss) on investment and
  futures transactions                      (0.10)       (0.02)        0.40
Total from investment operations             0.23         0.34         0.66

LESS DIVIDENDS:
Dividends from taxable net
  investment income                         (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                         (0.32)       (0.35)       (0.26)
Total dividends                             (0.33)       (0.36)       (0.26)
Net asset value, end of period             $14.10       $14.20       $14.22
Total return(c)                              1.67%        2.45%        4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                           $58,167      $62,916      $25,635
Average net assets (000 omitted)          $61,357      $45,137      $12,577
Ratio of expenses to average
  net assets                                 1.58%        1.61%        1.67%*
Ratio of net investment income to
  average net assets                         2.37%        2.52%        2.69%*
Portfolio turnover rate                        39%          29%          37%


See footnote summary on page 164.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 163

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                Intermediate New York
                                                 Municipal Portfolio
                                         ------------------------------------
                                                    Class C Shares
                                         ------------------------------------
                                                                   February 1,
                                          Year Ended September 30,  2002(b) to
                                         ------------------------   September
                                             2004         2003      30, 2002
                                         -----------  -----------  -----------
Net asset value, beginning of period       $14.21       $14.23       $13.82

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net                       0.34         0.36         0.26
Net realized and unrealized gain
  (loss) on investment and
  futures transactions                      (0.11)       (0.02)        0.41
Total from investment operations             0.23         0.34         0.67

LESS DIVIDENDS:
Dividends from taxable net
  investment income                         (0.01)       (0.01)          -0-
Dividends from tax-exempt net
  investment income                         (0.32)       (0.35)       (0.26)
Total dividends                             (0.33)       (0.36)       (0.26)
Net asset value, end of period             $14.11       $14.21       $14.23
Total return(c)                              1.66%        2.44%        4.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                           $53,033      $61,526      $17,847
Average net assets (000 omitted)          $59,729      $39,493      $ 8,277
Ratio of expenses to average
  net assets                                 1.58%        1.61%        1.66%*
Ratio of net investment income to
  average net assets                         2.37%        2.49%        2.65%*
Portfolio turnover rate                        39%          29%          37%


*  Annualized.

(a) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. For the year ended September 30, 2004, this change had no effect on net investment income per share and net realized and unrealized gain (loss) on investment transactions per share. The effect on the ratio of net investment income per share was as follows:

                                                Class A     Class B    Class C
                                               --------------------------------
Intermediate California Municipal Portfolio       .00%       .00%       .00%
Intermediate Diversified Municipal Portfolio      .00%       .00%       .00%
Intermediate New York Municipal Portfolio         .00%       .01%       .01%


(b)  Commenced distribution on February 1, 2002.

(c) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.


_______________________________________________________________________________

164 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                        Report Of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Intermediate Municipal Retail Class Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Municipal Portfolio, Diversified Municipal Portfolio, and New York Municipal Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the Intermediate Municipal Retail Class shares for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 19, 2004


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 165

                                                                Tax Information
-------------------------------------------------------------------------------

TAX INFORMATION
(Unaudited)

In order to meet certain requirements of the Internal Revenue Code we are advising you that the following capital gain distribution, during the fiscal year ended September 30, 2004, is subject to the maximum tax rate of 15%.

                                                                Long-Term
                                                              Capital Gain
                                                              Distribution
------------------------------------------------------------------------------
California Municipal                                            $ 584,016


In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" as a percentage of total dividends paid during the fiscal year ended September 30, 2004.

                                                              Exempt-Interest
                                                               Dividends as a
                                                               Percentage of
                                                              Total Dividends
------------------------------------------------------------------------------
Diversified Municipal                                               96.63%
California Municipal                                                95.77
New York Municipal                                                  97.32


As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2004 calendar year on Form 1099-DIV, which will be mailed by January 31, 2005.


_______________________________________________________________________________

166 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

Rosalie J. Wolf,(1) Chairman
Roger Hertog, President
Irwin Engelman(1)
William Kristol(1)
Thomas B. Stiles, II(1)


OFFICERS

Philip L. Kirstein, Senior Vice President & Independent Compliance Officer Mark D. Gersten, Treasurer & Chief Financial Officer
Mark R. Manley, Secretary


Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Distributor+

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent+

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel

Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

+  For the Intermediate Municipal Portfolios, Class A, B and C shares only.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 167

                                                         Management of the Fund
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.



                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
   NAME, ADDRESS,                         PRINCIPAL                              COMPLEX       DIRECTORSHIPS
   DATE OF BIRTH                         OCCUPATION(S)                         OVERSEEN BY        HELD BY
 (YEAR OF ELECTION*)                  DURING PAST 5 YEARS                        DIRECTOR         DIRECTOR
--------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS

Roger Hertog,**                    Vice Chairman and Director -                      12             None
1345 Avenue of the Americas        Alliance Capital Management
New York, NY 10105                 Corporation ("ACMC"), the
11/4/41 (1988)                     General Partner of Alliance
                                   Capital Management, L.P.
                                   ("Alliance") since 2000;
                                   prior thereto President,
                                   Chief Operating Officer
                                   and Director - Sanford
                                   C. Bernstein & Co., Inc.
                                   ("Bernstein") since prior
                                   to 1999.

DISINTERESTED DIRECTORS

Rosalie J. Wolf, #                 Managing Partner, Botanica                        12        TIAA-CREFF;
110 East 59th Street,              Capital Partners LLC. From                                  North European
Suite 2100                         January 2001 through 2003,                                  Oil Royalty Trust.
New York, NY 10122                 she was a Managing Director at
5/8/41 (2000)                      Offit Hall Capital Management LLC.
(Chairman of the Board)            She is a Trustee of TIAA-CREFF
                                   and of North European Oil Royalty
                                   Trust. From 1994-2000 she was
                                   Treasurer and Chief Investment
                                   Officer, The Rockefeller Foundation.
                                   Earlier she held financial executive
                                   positions with International Paper
                                   Company, Bankers Trust and
                                   Mobil Oil Corporation.

Irwin Engelman, #                  Business Consultant. Director                     12        WellGen Inc.;
936 Fifith Avenue                  of Wellgen Inc.; Baruch College                             Baruch College;
New York, NY 10021                 Fund; Long Wharf Theatre;                                   Long Wharf
5/19/34 (2000)                     National Corporate Theatre                                  Theatre; National
                                   Fund; Temple Sharay; New Plan                               Corporate Theatre
                                   Excel Realty Trust. Formerly he                             Fund; Temple
                                   was Executive Vice President                                Sharay Tefila;
                                   and Chief Financial Officer,                                New Plan Excel
                                   YouthStream Media Networks;                                 Realty Trust.
                                   Vice Chairman and Chief
                                   Administrative Officer of
                                   Revlon, Inc. and Executive
                                   Vice President and Chief
                                   Financial Officer, MacAndrews
                                   and Forbes Holdings Inc.,
                                   since prior to 1999.



_______________________________________________________________________________

168 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                         Management of the Fund
-------------------------------------------------------------------------------

                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
   NAME, ADDRESS,                         PRINCIPAL                              COMPLEX       DIRECTORSHIPS
   DATE OF BIRTH                         OCCUPATION(S)                         OVERSEEN BY        HELD BY
 (YEAR OF ELECTION*)                  DURING PAST 5 YEARS                        DIRECTOR         DIRECTOR
--------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

William Kristol, #                 Editor, The Weekly Standard                       12             None
1150 17th Street NW,               since prior to 1999.
5th Floor
Washington, DC 20036
12/23/52 (1994)

Thomas B. Stiles, II, #            President - Cedar Lawn                            12         Laguna Beach
87 Monarch Bay Drive               Corporation (cemetery).                                      Art Museum
Monarch Beach, CA 92629            Formerly Managing Director,                                  and Cedar
10/4/40 (2003)                     Senior Portfolio Manager                                     Lawn
                                   and Director of Investment                                   Corporation
                                   Strategy of Smith Barney
                                   Asset Management from 1997
                                   until his retirement in 1999.
                                   Prior thereto, Chairman and
                                   Chief Executive Officer of
                                   Greenwich Street Advisors
                                   from 1988-1997 and Executive
                                   Vice President and Director of
                                   E.F. Hutton Group from
                                   1982-1987. He is also a Director
                                   of the Laguna Beach Art
                                   Museum and Cedar Lawn
                                   Corporation.



*  There is no stated term of office for the Directors.

** Mr. Hertog is an "interested person", as defined in the 1940 Act, due to his affiliation with Alliance.

#  Member of the Audit Committee and the Governance and Nominating Committee.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 169

                                                         Management of the Fund
-------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.



   NAME, ADDRESS*                        POSITION(S)                      PRINCIPAL OCCUPATION
 AND DATE OF BIRTH                     HELD WITH FUND                     DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Roger Hertog, 11/4/41               President                       See biography above.

Philip L. Kirstein                  Senior Vice President           Senior Vice President and Independent
5/29/45                             and Independent                 Compliance Officer-Mutual Funds
                                    Compliance Officer              of ACMC** with which he has been
                                                                    associated since October 2004. Prior
                                                                    thereto, he was Of Counsel to
                                                                    Kirkpatrick & Lockhart, LLP from 2003
                                                                    to October 2004, and General Counsel
                                                                    and First Vice President of Merrill Lynch
                                                                    Investment Managers, LLP since prior
                                                                    to 1999.

Mark D. Gersten                     Treasurer and Chief             Senior Vice President of AGIS** and a
10/4/50                             Financial Officer               Vice President of ABIRM**, with which
                                                                    he has been associated since prior
                                                                    to 1999.

Mark R. Manley, 10/23/62            Secretary                       Senior Vice President, Deputy General
                                                                    Counsel and Chief Compliance Officer
                                                                    of ACMC,** with which he has been
                                                                    associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

170 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund*
Mid-Cap Growth Fund
Premier Growth Fund*
Small Cap Growth Fund
Technology Fund*

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund*
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest or send money.

* Effective December 15, 2004, these Funds will be renamed as follows: Health Care Fund to Global Health Care Fund; Premier Growth Fund to Large Cap Growth Fund; Technology Fund to Global Technology Fund; and Disciplined Value Fund to Focused Growth & Income Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 171

NOTES


_______________________________________________________________________________

172 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


INTMUNIAR0904

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Short Duration Portfolio



Short Duration

Annual Report--September 30, 2004

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com (click on Investors, then the "Proxy voting policies" link or "Proxy voting records" link on the left side of the page), or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

Beginning in February 2005, the Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

November 29, 2004

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Short Duration Portfolio (the "Portfolio") for the annual reporting period ended September 30, 2004.

Investment Objective and Policies

The Portfolio seeks safety of principal and a moderate rate of income that is subject to taxes. The Portfolio invests predominantly in securities rated A or better. The Portfolio chooses from a wide variety of fixed-income securities:
U.S. government and agency securities, asset-backed securities, corporate bonds, mortgage-related securities, inflation protected securities and others. In managing the Portfolio, we seek to maintain an effective duration of one to three years under normal market conditions. Through extensive ongoing research, we seek to identify those fixed-income securities with the highest expected return potential in relation to their risks in the current market. As the markets change, fixed-income securities are bought and sold to maintain the highest return potential at the best level of interest-rate risk.

Investment Results

The table on page 4 shows the performance of the Portfolio for the six- and 12-month periods ended September 30, 2004. Also included in the table are returns for the Portfolio's benchmark, the Merrill Lynch 1-3 Year Treasury Index, which tracks short-term government securities with maturities between 1 and 2.99 years.

The Portfolio modestly underperformed its benchmark, the Merrill Lynch 1-3 Year Treasury Index, for both the six- and 12-month periods ended September 30, 2004.

For the annual reporting period ended September 30, 2004, the Portfolio's yield curve strategy was the primary detractor from its performance. The Portfolio's duration was positioned below that of the Merrill Lynch 1-3 Year Treasury Index in anticipation of higher than expected interest rates that did not materialize. Contributing positively to the Portfolio's performance was its overweighted position in the non-Treasury sectors as well as its security selection. The Portfolio's focus on intermediate BBB-rated corporates within the corporate sector, and Home Equity Loans within the asset-backed sector, contributed positively to the Portfolio's performance. Also adding to the Portfolio's performance was its focus on high coupon mortgages.

Market Review and Investment Strategy

Bond market returns were relatively modest for the annual reporting period ended September 30, 2004. The returns, however, masked intra-period volatility and performance swings with changes in the perception of the U.S. economy. In the first quarter of 2004, heightened geopolitical risk, weak domestic employment data and strong foreign demand for U.S. securities, led to falling interest rates and strong bond market returns. In the second quarter, bond market returns dramatically reversed course with a sharp sell-off sparked by April's surprisingly strong U.S. employment number. Interest rates began to rise in anticipation of eventual Federal Reserve (Fed) rate hikes. By late June, soft consumer con-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 1 fidence readings, weak inflation data and slower payroll numbers allowed bond markets to rebound as the U.S. economy hit a mid-year slowdown. Additionally, the prospects of slower, more measured Federal Reserve tightenings bolstered the bond markets back into positive returns.

Within fixed income, most sectors outperformed government securities. According to the Merrill Lynch 1-3 Year Treasury Index, Treasuries posted a return of 1.05% and agencies returned 1.30% for the 12-month time frame. Mortgage securities outperformed, returning 2.97%, according to the Merrill Lynch Mortgage 0-3 Year Weighted Average Life (WAL) Index, supported by strong investor demand coupled with relatively low volatility. Premium-coupon pass-throughs outperformed lower coupons as interest rates declined.

Asset-backed securities returned 2.14%, according to the Merrill Lynch Asset-Backed Fixed & Floating Rate Index, as strong demand tightened spreads to multi-year lows. Corporates performed well, benefiting from a stronger economy, ongoing improvement in corporate profitability, continued deleveraging and a significant improvement in earnings expectations. According to the Merrill Lynch U.S. Corporate 1-3 Year Index, corporate securities posted a return of 2.10%. CMBS securities also performed well for the period as real estate remained relatively strong with the improving U.S. economy.

During the annual reporting period ended September 30, 2004, we generally overweighted the Portfolio's non-Treasury sectors in our belief that a strengthening economy would benefit spread product. Specifically, we maintained the Portfolio's corporate debt exposure, focusing its holdings on BBB-rated corporates. We expected BBB-rated issues to benefit most from improving credit fundamentals. Additionally, we overweighted the Portfolio's asset-backed holdings, specifically subordinate AA and A-rated classes of home-equity loans.

We also concentrated the Portfolio's holdings on high coupon mortgages which provided an attractive yield advantage and a better return potential in the event of a market sell-off. The Portfolio was positioned defensively during the reporting period for higher interest rates, with the addition of floating-rate securities. Floating-rate securities have shorter spread durations as well as the advantage of an upward adjustment of coupon payments corresponding with the overall increase in market rates. Thus, floating-rate securities would protect the Portfolio from the negative affects of rising interest rates.



-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Merrill Lynch 1-3 Year Treasury Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index tracks short-term government securities with maturities between 1 and
2.99 years. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolio.

A Word About Risk

The Portfolio invests a portion of its assets in foreign securities which may magnify fluctuations, particularly in emerging markets. Price fluctuation may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher rated securities. While the Portfolio invests in bonds and fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolio's prospectus.



(Historical Performance continued on next page)



-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 3

HISTORICAL PERFORMANCE
(continued from previous page)



THE PORTFOLIO VS. ITS BENCHMARK
PERIODS ENDED SEPTEMBER 30, 2004                   Returns
                                       6 Months              Months
                                       --------              ------
AllianceBernstein
Short Duration Portfolio
  Class A                                 -0.36%              1.03%
  Class B                                 -0.70%              0.32%
  Class C                                 -0.70%              0.25%
  Class R                                 -0.45%             -0.02%*
Merrill Lynch 1-3 Year Treasury Index     -0.11%              1.05%

* Since Inception: The Portfolio's Class R shares inception date is 2/17/04.


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
5/21/03* TO 9/30/04


Merrill Lynch 1-3 Year Treasury Index:                $10,172
AllianceBernstein Short Duration Portfolio Class A:   $ 9,717

[THE FOLLOWING WAS DEPICTED IN A MOUNTAIN CHART]

            AllianceBernstein Short               Merrill Lynch 1-3 Year
          Duration Portfolio Class A                 Treasury Index
-------------------------------------------------------------------------------
5/21/03*             9,575                               10,000
9/30/03              9,621                               10,067
9/30/04              9,717                               10,172

* Since inception of the Portfolio's Class A shares on 5/21/03.

  value of an assumed $10,000 investment in AllianceBernstein Short Duration Portfolio Class A shares (from 5/21/03* to 9/30/04) as compared to the performance of its benchmark.


See Historical Performance and Benchmark disclosures on previous page. (Historical Performance continued on next page)


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

                                NAV Returns      SEC Returns
                              ------------     ------------

Class A Shares
1 Year                            1.03%           -3.27%
Since Inception*                  1.11%           -2.06%
SEC Yield**                       1.89%
Class B Shares
1 Year                            0.32%           -2.64%
Since Inception*                  0.41%           -1.04%
SEC Yield **                      1.20%
Class C Shares
1 Year                            0.25%           -0.74%
Since Inception*                  0.35%            0.35%
SEC Yield**                       1.20%
Class R Shares
Since Inception*                 -0.02%
SEC Yield**                       1.70%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)
Class A Shares
1 Year                                            -3.27%
Since Inception*                                  -2.06%
Class B Shares
1 Year                                            -2.64%
Since Inception*                                  -1.04%
Class C Shares
1 Year                                            -0.74%
Since Inception*                                   0.35%

*    Inception Date: 5/21/03 for Class A, B and C shares; 2/17/04 for Class R shares.
**   SEC yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.



See Historical Performance disclosures on page 3.



-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 5

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                       Beginning               Ending
                   Account Value        Account Value    Expenses Paid
                   April 1, 2004   September 30, 2004   During Period*
----------------------------------------------------------------------
Class A
Actual                    $1,000          $    996.45        $   5.49
Hypothetical
  (5% return
  before expenses)        $1,000          $  1,019.50        $   5.55
----------------------------------------------------------------------
Class B
Actual                    $1,000          $    992.99        $   9.02
Hypothetical
  (5% return
  before expenses)        $1,000          $  1,015.95        $   9.12
----------------------------------------------------------------------
Class C
Actual                    $1,000          $    992.97        $   9.02
Hypothetical
  (5% return
  before expenses)        $1,000          $  1,015.95        $   9.12
----------------------------------------------------------------------
Class R
Actual                    $1,000          $    995.46        $   6.59
Hypothetical
  (5% return
  before expenses)        $1,000          $  1,018.40        $   6.66
----------------------------------------------------------------------


* Expenses are equal to the classes' annualized expense ratios of 1.10%, 1.81%, 1.81%, and 1.32%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (reflect the one-half year period).



-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

PORTFOLIO SUMMARY
September 30, 2004

PORTFOLIO STATISTICS
Net Assets ($mil): $564.6



SECURITY TYPE BREAKDOWN*                                   [PIE CHART OMITTED]
o   18.8%   Federal National Mortgage Association
o   18.0%   U.S. Treasury Securities
o   12.3%   Asset-Backed Securities
o   11.7%   Corporate Bonds
o   9.9%    Collateralized Mortgage Obligations
o   9.4%    Federal Home Loan Mortgage Corporation
o   4.1%    Commercial Mortgage-Backed Securities
o   2.5%    Federal Home Loan Bank
o   0.3%    Government National Mortgage Association

o   13.0%   Short-Term


* All data is as of September 30, 2004. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 7

SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004

Principal                                                        Market
Amount          Description                                       Value
-----------------------------------------------------------------------
                SHORT-TERM INVESTMENT-14.70%
                Repurchase Agreement-14.70%

$83,000,000     State Street Bank & Trust Co.,
                Repurchase Agreement, dated
                9/30/04, 1.67%, maturing
                10/01/04 for $83,000,000,
                collateralized by $84,550,000
                FNMAs 1.88% due 02/15/05,
                value $84,668,877                            $ 83,000,000
                                                             ------------
                Total Repurchase Agreement
                (Cost $83,000,000)                             83,000,000
                                                             ------------
                Total Short-Term Investment
                (Cost $83,000,000)                             83,000,000
                                                             ------------

                U.S. TREASURY NOTES-20.37%
 11,585,000     2.375%, 08/15/2006                             11,547,893
 69,545,000     2.625%, 11/15/2006                             69,520,520
 33,750,000     3.50%, 08/15/2009                              33,954,357
                                                             ------------
                Total U.S. Treasury Notes
                (Cost $114,876,112)                           115,022,770
                                                             ------------

                U.S. GOVERNMENT SPONSORED
                AGENCY OBLIGATIONS-18.47%
 16,190,000     Federal Home Loan Bank,
                2.25%, 05/15/2006                              16,090,059
 28,515,000     Federal National Mortgage Association,
                3.25%, 06/28/2006                              28,612,521
 30,290,000     Federal Home Loan Mortgage Corp.,
                3.75%, 08/03/2007                              30,456,595
 29,010,000     Federal Home Loan Mortgage Corp.,
                4.25%, 05/04/2009                              29,127,781
                                                             ------------
                Total U.S. Government Sponsored Agency
                Obligations (Cost $104,055,115)               104,286,956
                                                             ------------

                COLLATERALIZED MORTGAGE
                OBLIGATIONS-11.15%
   4,759,340    Federal Home Loan Mortgage
                Corp., Series 2571 Class FB,
                2.11%, 02/15/2018(a)                            4,753,248
   9,654,804    MLCC Mortgage Investors Inc.,
                Series 2003-F Class A1,
                2.16%, 10/25/2028(a)                            9,647,273
   8,206,341    MLCC Mortgage Investors Inc.,
                Series 2004-A Class A1,
                2.07%, 04/25/2029(a)                            8,175,567


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                        Market
Amount        Description                                         Value
-----------------------------------------------------------------------

$  267,263     Countrywide Alternative Loan
               Trust, Series 2002-4 Class 2A1,
               7.00%, 05/25/2032                             $    267,263
 5,355,897     Structured Asset Securities
               Corp., Series 2002-11A Class 1A1,
               2.859%, 06/25/2032(a)                            5,407,849
 6,600,000     Federal National Mortgage
               Association, Series 2003-W7
               Class A4, 4.06%, 03/25/2033                      6,625,938
 4,212,440     Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2004-2R Class A1, Rule
               144A, 5.309%, 12/28/2033(b)                      3,993,941
 5,813,626     Chase Mortgage Finance Corp.,
               Series 2003-S15 Class 1A1,
               6.00%, 01/25/2034                                5,982,221
 3,189,546     Master Asset Securitization
               Trust, Series 2004-9 Class 3A1,
               5.25%, 07/25/2034                                3,225,429
 3,215,000     Morgan Stanley Mortgage Loan
               Trust, Series 2004-8AR Class 4A1,
               5.47%, 10/25/2034                                3,290,360
 3,215,000     Bank of America Funding Corp.,
               Series 2004-B Class 5A1,
               5.234%, 11/20/2034                               3,268,449
 3,215,000     Bear Stearns Alt-A Trust,
               Series 2004-11 Class 2A3,
               5.052%, 11/25/2034                               3,272,774
 1,726,190     Federal National Mortgage
               Association, Series 2003-W6
               Class 1A23, 2.90%, 10/25/2042                    1,726,190
 3,305,593     Washington Mutual, Series
               2004-AR10 Class A2C,
               2.10%, 07/25/2044                                3,305,593
                                                             ------------
                Total Collateralized Mortgage Obligations
                (Cost $63,238,244)                             62,942,095
                                                             ------------

                MORTGAGE PASS-THROUGHS-16.56%
   397,405      Federal Home Loan Mortgage
                Corp. Pool #G90018,
                9.00%, 03/17/2008                                 409,017
   844,679      Federal National Mortgage
                Association Pool #190708,
                7.00%, 03/01/2009                                 895,923
   266,361      Federal National Mortgage
                Association Pool #743378,
                7.00%, 05/01/2013                                 282,695


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 9

Principal                                                        Market
Amount        Description                                         Value
-----------------------------------------------------------------------

$2,453,566     Federal National Mortgage
               Association Pool #555161,
               6.00%, 12/01/2013                             $  2,578,712
  735,254      Federal National Mortgage
               Association Pool #535201,
               7.50%, 03/01/2015                                  782,781
 1,301,656     Federal National Mortgage
               Association Pool #545802,
               8.00%, 08/01/2016                                1,382,684
 3,629,468     Federal National Mortgage
               Association Pool #619207,
               6.00%, 12/01/2016                                3,808,343
  734,295      Federal National Mortgage
               Association Pool #545505,
               7.00%, 01/01/2017                                  779,366
  136,386      Federal National Mortgage
               Association Pool #622154,
               7.00%, 01/01/2017                                  144,771
 3,077,353     Federal National Mortgage
               Association Pool #632292,
               6.00%, 02/01/2017                                3,229,017
  329,482      Federal National Mortgage
               Association Pool #545524,
               7.00%, 02/01/2017                                  349,705
  101,615      Federal National Mortgage
               Association Pool #598436,
               7.00%, 04/01/2017                                  107,860
  482,099      Federal National Mortgage
               Association Pool #636385,
               7.00%, 04/01/2017                                  511,728
  616,624      Federal National Mortgage
               Association Pool #642051,
               7.00%, 05/01/2017                                  654,520
  157,888      Federal National Mortgage
               Association Pool #648334,
               6.00%, 06/01/2017                                  165,663
  219,151      Federal National Mortgage
               Association Pool #545725,
               7.00%, 06/01/2017                                  232,609
  136,528      Federal National Mortgage
               Association Pool #545928,
               7.00%, 06/01/2017                                  144,908
  121,453      Federal National Mortgage
               Association Pool #254414,
               7.00%, 07/01/2017                                  128,918
  107,593      Federal National Mortgage
               Association Pool #655750,
               7.00%, 08/01/2017                                  114,205
  119,147      Federal National Mortgage
               Association Pool #655836,
               7.00%, 08/01/2017                                  126,472



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10 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                        Market
Amount        Description                                         Value
-----------------------------------------------------------------------

$  54,646      Federal National Mortgage
               Association Pool #655965,
               7.00%, 08/01/2017                             $    58,004
 8,146,884     Federal National Mortgage
               Association Pool #555299,
               7.00%, 11/01/2017                               8,646,943
 11,690,000    Federal National Mortgage
               Association Pool TBA,
               6.00%, 10/25/2019(c)                           12,245,275
 1,591,597     Government National Mortgage
               Association Pool #781478,
               7.50%, 03/15/2032                               1,715,011
 22,095,000    Federal National Mortgage
               Association Pool TBA,
               6.50%, 10/25/2034(c)                           23,172,131
 29,085,000    Federal National Mortgage
               Association Pool TBA,
               7.00%, 10/25/2034(c)                           30,830,100
                                                             ------------
               Total Mortgage Pass-Throughs
               (Cost $93,300,007)                             93,497,361
                                                             ------------

               Broadcasting/Media-0.78%
 4,160,000     AOL Time Warner Inc.,
               6.15%, 05/01/2007                               4,421,518
                                                             ------------
               Total Broadcasting/Media
               (Cost $4,428,569)                               4,421,518
                                                             ------------

               Cable-0.63%
 3,205,000     Comcast Cable Communications Inc.,
               8.375%, 05/01/2007                              3,580,229
                                                             ------------
               Total Cable
               (Cost $3,475,286)                               3,580,229
                                                             ------------

               Communications-0.50%
 2,650,000     Sprint Capital Corp.,
               6.00%, 01/15/2007                               2,805,067
                                                             ------------
               Total Communications
               (Cost $2,785,394)                               2,805,067
                                                             ------------

               Energy-0.45%
 2,615,000     Valero Energy Corp.,
               3.50%, 04/01/2009                               2,546,029
                                                             ------------
               Total Energy
              (Cost $2,604,000)                                2,546,029
                                                             ------------


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ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 11

Principal                                                        Market
Amount        Description                                         Value
-----------------------------------------------------------------------

                  Financial-6.76%
$3,500,000        Ford Motor Credit Co.,
                  3.535%, 10/25/2004(a)                      $3,502,520
 2,450,000        Ford Motor Credit Co.,
                  7.50%, 03/15/2005                           2,504,015
 5,445,000        General Motors Acceptance
                  Corp., Medium-Term Note,
                  6.75%, 01/15/2006                           5,679,631
 5,180,000        CIT Group Inc.,
                  7.375%, 04/02/2007                          5,680,808
 5,640,000        Goldman Sachs Group Inc.,
                  4.125%, 01/15/2008                          5,748,688
 5,735,000        Ford Motor Credit Co.,
                  5.625%, 10/01/2008                          5,930,070
 9,100,000        Meridian Funding Co., Rule
                  144A, Medium-Term Note,
                  2.19%, 07/26/2010(a)(b)                     9,095,450
                                                             ------------
                  Total Financial
                  (Cost $37,830,111)                         38,141,182
                                                             ------------

                  Food/Beverage-0.51%
 2,865,000        Kraft Foods Inc.,
                  4.00%, 10/01/2008                           2,882,846
                                                             ------------
                  Total Food/Beverage
                  (Cost $2,855,025)                           2,882,846
                                                             ------------

                  Healthcare-0.61%
 3,450,000        Anthem Inc.,
                  3.50%, 09/01/2007                           3,450,542
                                                             ------------
                  Total Healthcare
                 (Cost $3,445,351)                            3,450,542
                                                             ------------

                  Paper/Packaging-0.51%
 2,675,000        Weyerhaeuser Co.,
                  6.125%, 03/15/2007                          2,847,530
                                                             ------------
                  Total Paper/Packaging
                  (Cost $2,866,959)                           2,847,530
                                                             ------------

                  Public Utilities-Electric & Gas-1.15%
 4,500,000        CenterPoint Energy Resources
                  Corp., Series B, 8.125%, 07/15/2005         4,683,924
 1,800,000        Pacific Gas & Electric Co.,
                  3.60%, 03/01/2009                           1,779,005
                                                             ------------
                  Total Public Utilities-Electric & Gas
                  (Cost $6,457,073)                           6,462,929
                                                             ------------


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                        Market
Amount        Description                                         Value
-----------------------------------------------------------------------

              Public Utilities-Telephone-0.75%
$4,200,000    Telecom Italia Capital, Rule
              144A, 4.00%, 11/15/2008(b)                    $4,223,604
                                                            ------------
              Total Public Utilities-Telephone
              (Cost $4,198,359)                              4,223,604
                                                            ------------

              Supermarket/Drug-0.61%
 3,470,000    Safeway, Inc.,
              4.125%, 11/01/2008                             3,467,637
                                                            ------------
              Total Supermarket/Drug
             (Cost $3,468,819)                               3,467,637
                                                            ------------

              ASSET-BACKED SECURITIES-13.84%
 3,500,000    Winston Funding Ltd., Series
              2003-1 Class A2, Rule 144A,
              2.02%, 04/23/2009(a)(b)                        3,500,000
 1,059,056    Spiegel Credit Card Master
              Note Trust, Series 2001-A
              Class A, 2.04%, 03/15/2010(a)                  1,056,737
 2,417,063    Residential Asset Securities
              Corp., Series 2004-KS7 Class AI1,
              1.99%, 10/25/2021(a)                           2,416,676
 2,005,583    Residential Asset Mortgage
              Products Inc., Series 2004-RS6
              Class AI1, 1.99%, 08/25/2022(a)                2,003,396
 1,776,361    Residential Asset Mortgage
              Products Inc., Series 2004-RS2
              Class AI1, 1.97%, 01/25/2024(a)                1,774,425
 2,384,889    Conseco Finance, Series 1999-H
              Class AF6, 7.21%, 11/15/2029                   2,387,846
  818,750     First Franklin Mortgage Loan
              Asset-Backed Certificates,
              Series 2000-FF1 Class A,
              2.30%, 09/25/2030(a)                             818,881
 1,329,204    Countrywide Asset-Backed
              Certificates, Series 2003-BC1
              Class A, 2.24%, 03/25/2033(a)                  1,331,702
 6,372,695    Renaissance Home Equity Loan
              Trust, Series 2003-2 Class A,
              2.28%, 08/25/2033(a)                           6,384,676
 3,798,480    Residential Asset Securities
              Corp., Series 2003-KS3 Class
              A2, 2.14%, 05/25/2033(a)                       3,803,228
 2,535,381    Centex Home Equity, Series
              2003-C Class AV,
              2.14%, 09/25/2033(a)                           2,537,358
 1,208,274    Structured Asset Securities
              Corp., Series 2003-S2 Class A1,
              2.09%, 12/25/2033(a)                           1,208,334



-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 13

Principal                                                        Market
Amount        Description                                         Value
-----------------------------------------------------------------------

$6,735,767    Ace Securities Corp., Series
              2003-0P1 Class A2,
              2.20%, 12/25/2033(a)                          $6,733,679
 9,400,000    Ameriquest Mortgage Securities
              Inc., Series 2003-13 Class AF2,
              3.177%, 01/25/2034                             9,400,940
 6,703,508    Home Equity Asset Trust,
              Series 2003-7 Class A2,
              2.22%, 03/25/2034(a)                           6,718,188
 3,252,478    Ameriquest Mortgage Securities
              Inc., Series 2004-R4 Class A2,
              1.95%, 06/25/2034(a)                           3,250,559
 3,011,536   Equity One ABS Inc., Series
             004-3 Class AF1,
             2.00%, 07/25/2034(a)                            3,010,602
 6,700,000   Long Beach Mortgage Loan
             Trust, Series 2004-3 Class M2,
             2.44%, 07/25/2034(a)                            6,683,116
 6,025,000   Long Beach Mortgage Loan
             Trust, Series 2004-4 Class
             2A2, 1.876%, 10/25/2034(a)                      6,024,036
 3,846,625   Merrill Lynch Mortgage
             Investors Inc., Series
             2004-WMC1 Class A2,
             2.14%, 10/25/2034(a)                            3,851,434
 3,215,000   Wells Fargo Mortgage-Backed
             Securities, Series 2004-W
             Class A1, 4.64%, 11/25/2034                     3,242,392
                                                            ------------
             Total Asset-Backed Securities
             (Cost $78,228,510)                             78,138,205
                                                            ------------

              COMMERCIAL MORTGAGE-BACKED
              SECURITIES-4.61%
 5,201,000    Greenwich Capital Commercial
              Funding Corp., Series 2003-FL1
              Class B, Rule 144A,
              2.316%, 07/15/2018(a)(b)                       5,204,277
 7,053,775    Asset Securitization Corp.,
              Series 1996-MD6 Class A1C,
              7.04%, 11/13/2029                              7,507,614
 2,497,500    Asset Securitization Corp.,
              Series 1997-MD7 Class A1B,
              7.41%, 01/13/2030                              2,667,979
 2,500,000    Commercial Mortgage Acceptance
              Corp., Series 1997-ML1 Class A2,
              6.53%, 12/15/2030                              2,525,000


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Principal                                                        Market
Amount        Description                                         Value
-----------------------------------------------------------------------

$7,675,000    Nomura Asset Securities Corp.,
              Series 1996-MD5 Class A1B,
              7.12%, 04/13/2039                             $8,103,879
                                                            ------------
              Total Commercial Mortgage-Backed
              Securities
              (Cost $26,239,148)                            26,008,749
                                                            ------------

              Investment Summary
              Total Investments-112.96%(d)
              (Cost $637,352,082)                          637,725,249
              Cash and Other Assets,
              Less Liabilities-(12.96%)                    (73,179,318)
                                                            ------------

              Net Assets-100.00%                          $564,545,931
                                                          --------------



(a)    Variable-rate coupon, rate shown as of September 30, 2004.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate market value of these securities amounted to $26,017,272 or 4.61% of net assets.
(c)    When-issued security.
(d) At September 30, 2004, the cost basis of investment securities for tax purposes was $637,474,472. Gross unrealized appreciation of investments was $1,162,569 and gross unrealized depreciation of investments was $911,792, resulting in net unrealized appreciation of $250,777.

Explanation of abbreviations:
  FNMA  -  Federal National Mortgage Association
  TBA   -  To Be Announced


  See Notes to Financial Statements.

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 15

STATEMENT OF ASSETS & LIABILITIES
September 30, 2004

Assets
Investments in securities at value                             $637,725,249
Cash in bank                                                        222,162
Receivables:
  Interest                                                        3,699,595
  Capital shares sold                                               604,293
                                                               ------------
Total assets                                                    642,251,299
                                                               ------------
Liabilities
Payables:
  Dividends to shareholders                                         382,034
  Investment securities purchased                                72,950,886
  Capital shares redeemed                                         3,898,491
  Deferred income on dollar rolls                                    58,248
  Management fee (Note 2A)                                          232,252
  Shareholder servicing and administration fee (Note 2B)             34,540
  Transfer Agent fee (Note 2B)                                       17,597
  Distribution fee payable                                           83,515
  Accrued expenses                                                   47,805
Total liabilities                                                77,705,368
                                                               ------------
Net Assets                                                     $564,545,931
                                                               ------------
Cost of investments                                            $637,352,082
                                                               ------------
Net Assets Consist of:
Capital stock, at par                                               $44,570
Additional paid-in capital                                      567,459,173
Undistributed net investment income/(excess distributions)         (312,004)
Accumulated net realized gain (loss) on
  investment transactions                                        (3,018,975)
Unrealized appreciation/(depreciation) of investments               373,167
                                                               ------------
                                                               $564,545,931
                                                               ------------



See Notes to Financial Statements.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Calculation of Maximum Offering Price
Short Duration Plus Class Shares
Net assets                                                     $421,880,829
Shares of capital stock outstanding                              33,306,388
                                                               ------------
Net asset value and offering price per share                         $12.67
                                                               ------------
Short Duration Class A Shares
Net assets                                                      $58,793,115
Shares of capital stock outstanding                               4,640,977
                                                               ------------
Net asset value and redemption price per share                       $12.67
Sales charge--4.25% of public offering price                            .56
                                                               ------------
Maximum offering price                                               $13.23
                                                               ------------
Short Duration Class B Shares
Net assets                                                      $44,281,086
Shares of capital stock outstanding                               3,496,107
                                                               ------------
Net asset value and offering price per share                         $12.67
                                                               ------------
Short Duration Class C Shares
Net assets                                                      $39,581,025
Shares of capital stock outstanding                               3,126,173
                                                               ------------
Net asset value and offering price per share                         $12.66
                                                               ------------
Short Duration Class R Shares
Net assets                                                           $9,876
Shares of capital stock outstanding                                 779.423
                                                               ------------
Net asset value, redemption and offering price per share             $12.67
                                                               ------------


See Notes to Financial Statements.

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 17

STATEMENT OF OPERATIONS
Year Ended September 30, 2004

Investment Income
Income:
  Interest                                                      $15,568,103
  Income from dollar rolls                                        1,930,316
                                                               ------------
Total income                                                     17,498,419
                                                               ------------
Expenses (Notes 1 and 2):
Management fee                                                    2,834,458
Shareholder servicing fee                                           411,043
Custodian and transfer agent fees                                   358,271
Distribution fees--Short Duration Class A                           238,197
Distribution fees--Short Duration Class B                           394,453
Distribution fees--Short Duration Class C                           369,981
Distribution fees--Short Duration Class R                                31
Auditing and tax fees                                                33,826
Directors' fees and expenses                                          9,092
Legal fees                                                           93,088
Registration fees                                                    81,300
Printing fees                                                        78,136
Miscellaneous                                                        22,192
                                                               ------------
Total expenses before interest expense                            4,924,068
Interest expense                                                    100,003
                                                               ------------
Total expenses                                                    5,024,071
Less: expense offset arrangement (Note 2B)                              (12)
                                                               ------------
Net expenses                                                      5,024,059
Net investment income                                            12,474,360
                                                               ------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized gain (loss) on:
  Investment transactions                                        (3,043,143)
  Futures transactions                                              118,753
                                                               ------------
Net realized loss on investment transactions                     (2,924,390)
                                                               ------------
Net decrease in unrealized appreciation/(depreciation) of:
  Investments and futures                                        (3,115,801)
                                                               ------------
Net realized and unrealized loss on investment transactions      (6,040,191)
                                                               ------------
Net Increase in Net Assets Resulting from Operations             $6,434,169
                                                               ------------



See Notes to Financial Statements.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                        Year Ended                 Year Ended
                                          9/30/04                    9/30/03
                                        -----------                -----------
Increase (Decrease) in Net Assets
from Operations:
Net investment income                   $12,474,360                $12,308,372
Net realized gain (loss) on
  investment transactions                (2,924,390)                 5,195,758
Decrease in unrealized
  appreciation/(depreciation) of
  investments and futures                (3,115,801)                (3,343,946)
Net increase in net
  assets resulting from operations        6,434,169                 14,160,184
Dividends and Distributions
to Shareholders:
Dividends from net investment income
  Short Duration Plus Class             (10,557,602)              (11,801,625)
  Class A                                (1,788,909)                 (366,071)
  Class B                                  (602,808)                  (68,607)
  Class C                                  (566,368)                  (72,509)
  Class R                                      (122)                       -0-
Distributions from net
  realized gain on
  investment transactions
  Short Duration Plus Class                (476,390)                       -0-
  Class A                                  (103,659)                       -0-
  Class B                                   (42,750)                       -0-
  Class C                                   (41,760)                       -0-
  Class R                                        -0-                       -0-
Total dividends and distributions
  to shareholders                       (14,180,368)              (12,308,812)
Capital-share transactions (Note 7):
  Net proceeds from
    sales of shares                     278,798,276               355,281,867
  Net proceeds from
    sales of shares
    issued to shareholders
    on reinvestment
    of dividends and distributions        6,885,041                 5,350,098
Total proceeds from shares sold         285,683,317               360,631,965
  Cost of shares redeemed              (285,806,515)             (187,786,603)
Increase (decrease) in
  net assets from
  capital-share transactions               (123,198)               172,845,362
Net increase (decrease)
  in net assets                          (7,869,397)               174,696,734
Net Assets:
Beginning of period                     572,415,328                397,718,594
End of period(a)                       $564,545,931               $572,415,328

(a) Includes undistributed
    net investment income/
    (excess distribution) of:             $(312,004)              $   (240,913)


See Notes to Financial Statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 19

NOTES TO FINANCIAL STATEMENTS
September 30, 2004

NOTE 1.

Organization and Significant Accounting Policies

The AllianceBernstein Short Duration Class A, B, C and R shares are shares of Short Duration Plus Portfolio (the "Portfolio") of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. The Short Duration Plus Portfolio commenced offering AllianceBernstein Short Duration Class A, Class B and Class C Shares on May 21, 2003 and Class R shares on February 17, 2004 (collectively, "Short Duration Retail Classes") in addition to the existing Short Duration Plus Class shares (the "Plus Class"). These financial statements include only the Short Duration Retail Classes. The financial highlights of the Plus Class shares are presented in a separate financial report. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Portfolio Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but

-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

C. Futures Contracts

Upon entering into a futures contract, the Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

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ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 21

D. Taxes

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, the Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.

E. Repurchase Agreements

The Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis

The Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. The Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains

Net investment income of the Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent

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22 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise. Permanent differences have no effect on net assets.

H. Income and Expenses

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Interest Rate Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.

J. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated

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ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 23
account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the year ended September 30, 2004, the average amount of reverse repurchase agreements outstanding for the Short Duration Plus Portfolio was $25,058,665 and the daily weighted average interest rate was 0.89%.

K. Mortgage-Backed Dollar Rolls

The Short Duration Plus Portfolio may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes based on the type of the mortgage-backed securities. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase.

NOTE 2.

Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of the Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolio.

B. Shareholder Servicing Fee; Transfer Agency Agreement
Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolio and individual shareholders. This agreement applies only to the Plus Class Shares of the Portfolio. Under the agreement, the fee payable by the Plus Class share for services under this agreement is .10 of 1% of the average daily net assets of the Portfolio during the month.

Under a Transfer Agency Agreement, the Short Duration Class shares of the Portfolio compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to $57,077 for the year ended September 30, 2004.

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24 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

C. Distribution Arrangements--Short Duration Plus Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Plus Class shares of the Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Plus Class shares of the Portfolio. This agreement does not apply to the Short Duration Class Shares of the Portfolio. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Short Duration Retail Classes

The Short Duration Retail Classes of the Portfolio have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A, 1% of the Class B and Class C shares and .50 of 1% of the Class R shares of the respective average daily net assets attributable to the Retail Classes. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $626,199 and $417,452 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's Short Duration Class shares.

E. Other Transactions with Affiliates

Class A shares of the Portfolio are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans.

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ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 25

The Distributor has advised the Portfolio that it has retained front-end sales charges of $17,025 from the sales of Class A shares and received $45,820, $106,587, and $44,121 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended September 30, 2004.

NOTE 3.
Investment Security Transactions
Purchases and Sales
For the period ended September 30, 2004, the Portfolio had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                           Purchases                  Sales
                                        --------------          --------------
Investment securities (excluding
U.S. government securities)             $  284,998,230          $  221,299,231
U.S. government securities               1,854,889,884           1,897,751,642


NOTE 4.
Distributions to Shareholders
The tax character of distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003, were as follows:

                                             2004                   2003
                                        --------------          --------------
Distributions paid from:
  Ordinary income                      $  14,180,368           $   12,308,812
Total taxable distributions paid          14,180,368               12,308,812
Total distributions paid               $  14,180,368           $   12,308,812


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:
                              Accumulated                              Total
                              Capital and      Unrealized        Accumulated
            Ordinary          Other Gains    Appreciation/         Earnings/
              Income           (Losses)(a)   Depreciation(b)     (Deficit)(c)
-----------------------------------------------------------------------------
             $70,030            $401,157         $250,777        $721,964

(a) Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended September 30, 2004, the Fund deferred to October 1, 2004 post October capital losses of $3,297,740.
(b) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(c) The difference between the book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable and post October loss deferrals.

During the current fiscal year, permanent differences, primarily due to reclassifications of paydowns, resulted in a decrease in accumulated net investment loss and increase in accumulated net realized loss on investments. Permanent differences have no effect on net assets. Permanent differences have no effect on net assets.


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26 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

NOTE 5.

Risk Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk-Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Indemnification Risk-In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE 6.

Risks Involved in Futures Contracts

The Portfolio may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of the Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 7.

Capital-Share Transactions

The Fund has authorized 8.2 billion shares of common stock, par value $0.001 per share, of which, at September 30, 2004, 7.9 billion are divided into 12

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ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 27

Portfolios. It has allocated 1 billion shares to the Portfolio, divided evenly into five classes. Share transactions for the years ended September 30, 2004 and September 30, 2003, were as follows:

                               Shares                        Amount
                    ---------------------------  ------------------------------
                    Year Ended       Year Ended    Year Ended      Year Ended
                     September 30,  September 30, September 30,   September 30,
                         2004           2003          2004            2003
                     ------------  ------------  --------------  --------------
Plus Class
Shares sold           13,779,853    13,975,661    $175,398,530    $178,895,875
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions          354,625       390,519       4,518,277       4,996,888
Shares redeemed      (12,999,054)  (13,306,518)   (165,694,224)   (170,299,304)
Net increase           1,135,424     1,059,662      14,222,583      13,593,459
Beginning of
  period              32,170,964    31,111,302     408,375,038     394,781,579
End of period         33,306,388    32,170,964    $422,597,621    $408,375,038
Short Duration
Class A Shares(a)
Shares sold            4,016,683     8,246,525     $51,202,933    $105,874,668
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions          117,905        20,660       1,502,975         264,422
Shares converted
  from Class B            30,110         6,479         381,919          78,387
Shares redeemed       (6,692,833)   (1,104,552)    (85,093,395)    (14,132,073)
Net increase
  (decrease)          (2,528,135)    7,169,112     (32,005,568)     92,085,404
Beginning of
  period               7,169,112            -0-     92,085,404              -0-
End of period          4,640,977     7,169,112     $60,079,836     $92,085,404

(a)  Short Duration Class A, B and C Shares commenced distribution on May 21,
2003.


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28 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

                               Shares                        Amount
                    ---------------------------  ------------------------------
                    Year Ended       Year Ended    Year Ended      Year Ended
                     September 30,  September 30, September 30,   September 30,
                         2004           2003          2004            2003
                     ------------  ------------  --------------  --------------
Class B Shares(a)
Shares sold            2,184,212     2,825,884     $27,779,246     $36,226,574
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions           36,545         3,459         465,440          44,252
Shares converted
  to Class A             (30,122)       (6,608)       (381,919)        (78,387)
Shares redeemed       (1,366,618)     (150,645)    (17,378,283)     (1,932,900)
Net increase             824,017     2,672,090      10,484,484      34,259,539
Beginning of
  period               2,672,090            -0-     34,259,539              -0-
End of period          3,496,107     2,672,090     $44,744,023     $34,259,539
Short Duration
Class C Shares(a)
Shares sold            1,887,697     2,667,163     $24,025,648     $34,206,363
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions           31,272         3,481         398,349          44,536
Shares redeemed       (1,358,186)     (105,254)    (17,258,694)     (1,343,939)
Net increase             560,783     2,565,390       7,165,303      32,906,960
Beginning of
  period               2,565,390            -0-     32,906,960              -0-
End of period          3,126,173     2,565,390     $40,072,263     $32,906,960
Short Duration
Class R Shares(b)
Shares sold                  779                       $10,000
Beginning of
  period                      -0-                           -0-
End of period                779                       $10,000

(a)  Short Duration Class A, B and C Shares commenced distribution on May 21,
2003.
(b)  Class R Shares commenced distribution on February 17, 2004.


NOTE 8.

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identi-

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ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 29
fied as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

    (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

    (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31,2008; however, the Portfolio did not have its fee reduced pursuant to this provision; and

    (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel.

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30 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.


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ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 31

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.

NOTE 9.

Subsequent Events

On October 27, 2004, the Board of Directors of Sanford C. Bernstein Fund, Inc. approved an amendment to the Investment Management Agreement between the Fund and the Adviser revising the fees payable by the Fund, on behalf of the Portfolio, to the Adviser at an annualized rate of 0.50% of the first $250 million, 0.45% of the next $500 million, and 0.40% thereafter.


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32 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              Class A
                                                      Year Ended    Period Ended
                                                    September 30,  September 30,
                                                        2004           2003(a)
                                                    -------------  ------------
Net asset value, beginning of period                   $12.84           $12.87
Income From Investment Operations:
Investment income, net                                    .27              .08
Net realized and unrealized gain (loss) on
  investment transactions                                (.13)            (.03)
Total from investment operations.                          14              .05
Less Dividends and Distributions:
Dividends from taxable net investment income             (.29)            (.08)
Distributions from net realized gain on
  investment transactions                                (.02)              -0-
Total dividends and distributions                        (.31)            (.08)
Net asset value, end of period                         $12.67           $12.84
Total return(b)                                          1.03%             .48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)             $58,793          $92,075
Average net assets (000's omitted)                    $79,399          $56,063
Ratio of expenses to average net assets                  1.03%             .91%*
Ratio of expenses to average net assets
  excluding interest                                     1.01%             .91%*
Ratio of net investment income to
  average net assets                                     2.06%            1.81%*
Portfolio turnover rate                                   359%             283%



See footnote summary on page 36.


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ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 33

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              Class B
                                                      Year Ended    Period Ended
                                                    September 30,  September 30,
                                                        2004           2003(a)
                                                    -------------  ------------
Net asset value, beginning of period                    $12.84         $12.87
Income From Investment Operations:
Investment income, net                                     .17            .05
Net realized and unrealized gain (loss) on
  investment transactions                                 (.12)          (.03)
Total from investment operations                           .05            .02
Less Dividends and Distributions:
Dividends from taxable net investment income              (.20)           (.05)
Distributions from net realized gain on
  investment transactions                                 (.02)             -0-
Total dividends and distributions                         (.22)           (.05)
Net asset value, end of period                          $12.67          $12.84
Total return(b)                                            .32%            .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $44,281         $34,311
Average net assets (000's omitted)                     $39,445         $16,797
Ratio of expenses to average net assets                   1.75%           1.64%*
Ratio of expenses to average net assets
  excluding interest                                      1.73%           1.64%*
Ratio of net investment income to
  average net assets                                      1.34%           1.13%*
Portfolio turnover rate                                    359%            283%


See footnote summary on page 36.


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              Class C
                                                      Year Ended    Period Ended
                                                    September 30,  September 30,
                                                        2004           2003(a)
                                                    -------------  ------------
Net asset value, beginning of period                    $12.84        $12.87
Income From Investment Operations:
Investment income, net                                     .17           .05
Net realized and unrealized gain (loss) on
  investment transactions                                 (.13)          (.03)
Total from investment operations                           .04            .02
Less Dividends and Distributions:
Dividends from taxable net investment income              (.20)          (.05)
Distributions from net realized gain on
  investment transactions                                 (.02)            -0-
Total dividends and distributions                         (.22)          (.05)
Net asset value, end of period                          $12.66         $12.84
Total return(b)                                            .25%           .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)              $39,581       $32,929
Average net assets (000's omitted)                     $36,998       $18,054
Ratio of expenses to average net assets                   1.74%         1.63%*
Ratio of expenses to average net assets
  excluding interest                                      1.72%         1.63%*
Ratio of net investment income to
  average net assets                                      1.35%          1.11%*
Portfolio turnover rate                                    359%           283%



See footnote summary on page 36.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 35

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                               Class R
                                                                Period
                                                                 Ended
                                                             September
                                                            30, 2004(c)
                                                            -----------
Net asset value, beginning of period                       $     12.83
Income From Investment Operations:
Investment income, net                                             .13
Net realized and unrealized gain
  (loss) on investment transactions                               (.13)
Total from investment operations                                   .00
Less Dividends:
Dividends from taxable net investment income                      (.16)
Total dividends                                                   (.16)
Net asset value, end of period                             $     12.67
Total return(b)                                                   (.02)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                  $        10
Average net assets                                         $        10
Ratio of expenses to average net assets                           1.29%
Ratio of expenses to average net assets excluding interest        1.27%
Ratio of net investment income to average net assets              1.70%
Portfolio turnover rate                                            359%



*    Annualized.
(a)  Commenced distribution on May 21, 2003.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(c)  Commenced distribution on February 17, 2004.

-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Directors and AllianceBernstein Short Duration Retail Class Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short Duration Plus Portfolio (one of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the Short Duration Retail Class Shares for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
November 19, 2004

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 37

BOARD OF DIRECTORS

Rosalie J. Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
William Kristol(1)
Thomas B. Stiles, II(1)


OFFICERS
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Mark R. Manley, Secretary


Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Distributor+

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent+

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022


Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017



(1)  Member of the Audit Committee and the Governance and Nominating Committee.

+    For the Retail Classes only.


-------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

MANAGEMENT OF THE FUND

Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                 PORTFOLIOS
                                                                                   IN FUND          OTHER
NAME, ADDRESS                        PRINCIPAL                                     COMPLEX      DIRECTORSHIPS
DATE OF BIRTH                       OCCUPATION(S)                                 OVERSEEN BY       HELD BY
(YEAR ELECTED*)                   DURING PAST 5 YEARS                               DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
Roger Hertog**                     Vice Chairman and Director -                        12             None
1345 Avenue of the Americas        Alliance Capital Management
New York, NY 10105                 Corporation ("ACMC"), the
11/4/41 (1988)                     General Partner of Alliance
                                   Capital Management, L.P.
                                   ("Alliance")  since 2000;
                                   prior thereto President,
                                   Chief Operating Officer and
                                   Director - Sanford C. Bernstein
                                   & Co., Inc. ("Bernstein") since
                                   prior to 1999.

DISINTERESTED DIRECTORS

Rosalie J. Wolf #                  Managing Partner, Botanica                          12         TIAA-CREFF;
110 East 59th Street               Capital Partners LLC. From                                    North European
Suite 2100                         January 2001 through 2003,                                 Oil Royalty Trust.
New York, NY 10122                 she was a Managing Director at
5/8/41/ (2000)                     Offit Hall Capital Management LLC.
Chairman of the Board              She is a Trustee of TIAA-CREFF
                                   and of North European Oil Royalty
                                   Trust. From 1994-2000 she was
                                   Treasurer and Chief Investment
                                   Officer of The Rockefeller Foundation.
                                   Earlier she held financial executive
                                   positions with International Paper
                                   Company, Bankers Trust and
                                   Mobil Oil Corporation.

Irwin Engelman #                   Business Consultant.                                12         WellGen Inc.;
936 Fifth Avenue                   Director of WellGen Inc.;                                     Baruch College;
New York, NY 10021                 Baruch College Fund; Long Wharf                                Long Wharf
5/19/34 (2000)                     Theatre; National Corporate                                 Theatre; National
                                   Theatre Fund; Temple Sharay                                 Corporate Theatre
                                   Tefila and New Plan Excel                                     Fund; Temple
                                   Realty Trust. Formerly he was                                 Sharay Tefila;
                                   Executive Vice President and                                  New Plan Excel
                                   Chief Financial Officer, Youth                                Realty Trust.
                                   Stream Media Networks, Vice
                                   Chairman and Chief Administrative
                                   Officer of Revlon, Inc. and Executive
                                   Vice President and Chief
                                   Financial Officer, MacAndrews
                                   & Forbes Holdings Inc., since
                                   prior to 1999.

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 39

                                                                                 PORTFOLIOS
                                                                                   IN FUND          OTHER
NAME, ADDRESS                        PRINCIPAL                                     COMPLEX      DIRECTORSHIPS
DATE OF BIRTH                       OCCUPATION(S)                                 OVERSEEN BY       HELD BY
(YEAR ELECTED*)                   DURING PAST 5 YEARS                               DIRECTOR        DIRECTOR
------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

William Kristol #                  Editor, The Weekly Standard                       12             None
1150 17th Street NW                since prior to 1999.
5th Floor
Washington, DC 20036
12/23/52 (1994)

Thomas B. Stiles, II #             President - Cedar Lawn                            12             Laguna Beach
87 Monarch Bay Drive               Corporation (cemetery).                                          Art Museum;
Monarch Beach, CA 92629            Formerly Managing Director,                                      Cedar Lawn
10/4/40 (2003)                     Senior Portfolio Manager and                                     Corporation
                                   Director of Investment Strategy
                                   of Smith Barney Asset Manage-
                                   ment from 1997 until his retire-
                                   ment in 1999. Prior thereto,
                                   Chairman and Chief Executive
                                   Officer of Greenwich Street
                                   Advisors from 1988-1997 and
                                   Executive Vice President and
                                   Director of E.F. Hutton Group
                                   from 1982-1987. He is also a
                                   Director of the Laguna Beach Art
                                   Museum and Cedar Lawn Corporation.


*    There is no stated term of office for the Directors.

**    Mr. Hertog is an "interested person", as defined in the 1940 Act, due to his affiliation with Alliance.

#    Member of the Audit Committee and the Governance and Nominating Committee.


-------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

Officer Information
Certain information concerning the Fund's Officers is listed below.


NAME, ADDRESS*            POSITION(S)                  PRINCIPAL OCCUPATION
AND DATE OF BIRTH          HELD WITH FUND               DURING PAST 5 YEARS**
-----------------------------------------------------------------------------

Roger Hertog              President                    See biography above.
11/4/41

Philip L. Kirstein        Senior Vice President        Senior Vice President, Independent
5/29/45                   and Independent              Compliance Officer-Mutual Funds
                          Compliance Officer           of ACMC** with which he has been associated since
                                                       October 2004. Prior thereto, he was Of Counsel to
                                                       Kirkpatrick & Lockhart, LLP from 2003 to October
                                                       2004, and General Counsel and First Vice President
                                                       of Merrill Lynch Investment Managers, LLP since prior
                                                       to 1999.

Mark D. Gersten           Treasurer and Chief          Senior Vice President of AGIS** and a
10/4/50                   Financial Officer            Vice President of ABIRM**, with which
                                                       he has been associated since prior to 1999.

Mark R. Manley            Secretary                    Senior Vice President, Deputy
10/23/62                                               General Counsel and Chief Compliance Officer of ACMC,**
                                                       with which he has been associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 41

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund
Health Care Fund*
Mid-Cap Growth Fund
Premier Growth Fund*
Small Cap Growth Fund
Technology Fund*

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds

Domestic

Balanced Shares
Disciplined Value Fund*
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest or send money.

* Effective December 15, 2004, these Funds will be renamed as follows: Health Care Fund to Global Health Care Fund; Premier Growth Fund to Large Cap Growth Fund; Technology Fund to Global Technology Fund; and Disciplined Value Fund to Focused Growth & Income Fund.
** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

-------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

NOTES

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 43

NOTES

-------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

SHDURAR0904

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors Mr. Irwin Engelman and Ms. Rosalie J. Wolf qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent auditor, PriceWaterhouse Coopers LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include advice and education on accounting and auditing issues, and consent letters; and (iii) tax compliance, tax advice and tax return preparation.

                                                                          Audit-Related
                                                             Audit Fees       Fees          Tax Fees
                                                             ----------       ----          --------
U.S. Government Short Duration                      2003     $   3,193      $    918        $  9,089
                                                    2004     $   2,240      $    898        $  2,026

Short Duration Plus                                 2003     $  14,818      $    836        $  9,980
                                                    2004     $  18,690      $  6,236        $ 11,113

Intermediate Duration                               2003     $  61,503      $  3,171        $ 14,578
                                                    2004     $  65,313      $ 14,296        $ 43,079

Short Duration New York Municipal                   2003     $   6,061      $    448        $  6,089
                                                    2004     $   5,903      $  1,101        $  4,808

Short Duration California Municipal                 2003     $   2,263      $    227        $  5,991
                                                    2004     $   1,667      $    832        $  1,538

Short Duration Diversified Municipal                2003     $   3,195      $    282        $  9,114
                                                    2004     $   2,936      $    914        $    970

New York Municipal                                  2003     $  31,262      $  1,913        $ 18,276
                                                    2004     $  34,909      $  5,701        $ 24,918

California Municipal                                2003     $  21,270      $  1,332        $ 14,611
                                                    2004     $  26,537      $  6,532        $ 17,661

Diversified Municipal                               2003     $  61,815      $  3,701        $ 32,818
                                                    2004     $  69,400      $  9,314        $ 51,954

International                                       2003     $  48,811      $  2,546        $ 19,904
                                                    2004     $  54,756      $  7,399        $ 39,939

Tax-Managed International                           2003     $  92,013      $  4,714        $ 36,011
                                                    2004     $ 108,848      $ 11,280        $ 80,329

Emerging Markets Value                              2003     $  22,796      $  2,446        $ 12,845
                                                    2004     $  28,801      $  2,778        $ 23,490

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Service Affiliates"):



                                                                                       Total Amount of
                                                                                     Foregoing Column Pre-
                                                                                     approved by the Audit
                                                              All Fees for                  Committee
                                                           Non-Audit Services         (Portion Comprised of
                                                            Provided to the           Audit Related Fees)
                                                         Portfolio, the Adviser      (Portion Comprised of
                                                         and Service Affiliates            Tax Fees)
                                                         ----------------------            ---------
U.S. Government Short Duration Portfolio        2003            $759,565                 [$ 10,007]
                                                                                          $   (918)
                                                                                          $ (9,089)
                                                2004            $732,992                 [$  2,924]
                                                                                          $   (898)
                                                                                          $ (2,026)

Short Duration Plus Portfolio                   2003            $760,375                  $ 10,816
                                                                                          $   (836)
                                                                                          $ (9,980)
                                                2004            $747,417                  $ 17,349
                                                                                          $ (6,236)
                                                                                          $(11,113)

Intermediate Duration Portfolio                 2003            $767,307                  $ 17,749
                                                                                          $ (3,171)
                                                                                          $(14,578)
                                                2004            $787,443                  $ 57,375
                                                                                          $(14,296)
                                                                                          $(43,079)

Short Duration New York Municipal Portfolio     2003            $756,096                  $  6,537
                                                                                          $    448
                                                                                          $  6,089
                                                2004            $735,977                  $  5,909
                                                                                          $  1,101
                                                                                          $  4,808

Short Duration California Municipal Portfolio   2003            $755,777                  $  6,218
                                                                                          $    227
                                                                                          $  5,991
                                                2004            $732,438                  $  2,370
                                                                                          $    832
                                                                                          $  1,538

Short Duration Diversified Portfolio            2003            $758,955                  $  9,396
                                                                                          $    282
                                                                                          $  9,114
                                                2004            $731,952                  $  1,884
                                                                                          $    914
                                                                                          $    970

New York Municipal Portfolio                    2003            $769,748                  $ 20,189
                                                                                          $  1,913
                                                                                          $ 18,276
                                                2004            $760,687                  $ 30,619
                                                                                          $  5,701
                                                                                          $ 24,918

California Municipal Portfolio                  2003            $765,502                  $ 15,943
                                                                                          $  1,332
                                                                                          $ 14,611
                                                2004            $754,261                  $ 24,193
                                                                                          $  6,532
                                                                                          $ 17,661

Diversified Municipal Portfolio                 2003            $786,078                  $ 36,519
                                                                                          $  3,701
                                                                                          $ 32,818
                                                2004            $791,336                  $ 61,268
                                                                                          $  9,314
                                                                                          $ 51,954

International Portfolio                         2003            $772,009                  $ 22,450
                                                                                          $  2,546
                                                                                          $ 19,904
                                                2004            $777,406                  $ 47,338
                                                                                          $  7,399
                                                                                          $ 39,939

Tax-Managed international Portfolio             2003            $790,284                  $ 40,725
                                                                                          $  4,714
                                                                                          $ 36,011
                                                2004            $821,677                  $ 91,609
                                                                                          $ 11,280
                                                                                          $ 80,329

Emerging Markets Value Portfolio                2003            $764,850                  $ 15,291
                                                                                          $  2,446
                                                                                          $ 12,845
                                                2004            $756,336                  $ 26,268
                                                                                          $  2,778
                                                                                          $ 23,490

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.           DESCRIPTION OF EXHIBIT
         -----------           ----------------------

         11 (a) (1)            Code of ethics that is subject to the
                               disclosure of Item 2 hereof

         11 (b) (1)            Certification of Principal Executive Officer
                               Pursuant to Section 302 of the Sarbanes-Oxley
                               Act of 2002

         11 (b) (2)            Certification of Principal Financial Officer
                               Pursuant to Section 302 of the Sarbanes-Oxley
                               Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                               Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:      /s/ Roger Hertog
         ----------------
         Roger Hertog
         President

Date:    November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Roger Hertog
         ----------------
         Roger Hertog
         President

Date:    November 22, 2004

By:      /s/ Mark Gersten
         ----------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    November 22, 2004